UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.78%
Actual		$ 1,000.00	$ 996.50	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 996.60	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 992.80	$ 7.46
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 993.70	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Government Income	.45%
Actual		$ 1,000.00	$ 998.00	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 997.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.5	0.8
0.01 - 0.99%	20.5	24.7
1 - 1.99%	9.9	8.6
2 - 2.99%	9.2	5.8
3 - 3.99%	15.2	10.4
4 - 4.99%	17.8	22.3
5 - 5.99%	14.3	15.7
6 - 6.99%	6.0	5.5
7% and over	0.2	0.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2013
6 months ago
Years	5.9	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	4.4	4.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Mortgage Securities 38.0%		Mortgage Securities 31.9%
	CMOs and Other Mortgage Related Securities 17.4%		CMOs and Other Mortgage Related Securities 18.0%
	U.S. Treasury Obligations 40.7%		U.S. Treasury Obligations 39.9%
	U.S. Government Agency Obligations† 3.8%		U.S. Government Agency Obligations† 6.5%
	Foreign Government & Government Agency Obligations 1.8%		Foreign Government & Government Agency Obligations 1.7%
	Short-Term Investments and Net Other Assets (Liabilities)*** (1.7)%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Futures and Swaps	(2.2)%	** Futures and Swaps	4.2%

† Includes NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 44.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.5%
Fannie Mae:
0.5% 5/27/15	$ 3,992	$ 4,005
0.5% 7/2/15	56,350	56,515
0.5% 3/30/16	13,869	13,878
0.75% 12/18/13	7,805	7,841
0.875% 2/8/18	3,000	3,001
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,261
1% 6/21/17	14,860	15,020
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	23,441
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,938	3,226
Series 2002-20K Class 1, 5.08% 11/1/22	5,356	5,923
Series 2003-P10B, Class 1, 5.136% 8/10/13	442	450
Series 2004-20H Class 1, 5.17% 8/1/24	1,653	1,871
Tennessee Valley Authority:
5.25% 9/15/39	12,000	15,424
5.375% 4/1/56	8,429	10,957
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		173,813
U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13	46,950	47,297
U.S. Treasury Obligations - 39.7%
U.S. Treasury Bonds:
2.75% 11/15/42	257,009	239,340
4.375% 2/15/38	14,154	17,794
5% 5/15/37 (b)	33,846	46,337
5.25% 11/15/28	23,775	32,178
6.125% 11/15/27	29,897	43,594
6.125% 8/15/29	2,167	3,212
9.875% 11/15/15	10,285	12,926
U.S. Treasury Notes:
0.25% 8/31/14	21,100	21,111
0.25% 9/15/14	22,770	22,782
0.25% 9/30/14	5,509	5,512
0.25% 12/15/14	30,000	30,012
0.25% 1/15/15	60,018	60,032
0.25% 1/31/15	39,300	39,309
0.25% 7/15/15	67,923	67,859
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 9/15/15	$ 1,327	$ 1,325
0.25% 10/15/15	242,851	242,469
0.25% 12/15/15	55,000	54,884
0.375% 11/15/14	30,000	30,075
0.375% 3/15/15	8,495	8,516
0.375% 11/15/15	24,100	24,140
0.375% 1/15/16	57,651	57,719
0.5% 8/15/14	3,265	3,279
0.5% 10/15/14	10,000	10,046
0.75% 6/30/17	58,736	59,048
0.75% 2/28/18	60,000	59,958
0.875% 11/30/16	29,402	29,813
0.875% 1/31/18	22,948	23,088
0.875% 7/31/19	6,174	6,083
1% 10/31/16	39,991	40,744
1.25% 2/29/20	205,348	205,284
1.375% 11/30/15	470	483
1.75% 7/31/15	42,654	44,147
1.875% 8/31/17	47,000	49,541
1.875% 9/30/17	67,400	71,049
2.125% 11/30/14	21,500	22,214
2.125% 5/31/15	4,176	4,349
2.375% 9/30/14	13,017	13,461
2.375% 10/31/14	17,497	18,122
2.375% 6/30/18	26,608	28,737
2.5% 6/30/17	10,000	10,804
2.625% 7/31/14	16,179	16,732
2.75% 11/30/16	18,530	20,072
3.125% 1/31/17	60,773	66,869
3.5% 2/15/18	58,585	66,421
4% 2/15/15	12,619	13,543
4.5% 5/15/17	24,685	28,696
4.75% 8/15/17	12,983	15,332
TOTAL U.S. TREASURY OBLIGATIONS		1,989,041
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (c)	$ 8,758	$ 8,784
Series 2011-R4 Class 1A, 0.5877% 3/6/20 (NCUA Guaranteed) (c)	7,652	7,668
TOTAL OTHER GOVERNMENT RELATED		16,452
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,183,171)		2,226,603
U.S. Government Agency - Mortgage Securities - 22.9%

Fannie Mae - 11.2%
2.207% 7/1/35 (c)	114	120
2.214% 2/1/33 (c)	278	291
2.225% 10/1/33 (c)	271	285
2.239% 3/1/35 (c)	232	245
2.281% 12/1/34 (c)	257	270
2.302% 10/1/33 (c)	132	139
2.332% 3/1/35 (c)	145	154
2.384% 2/1/36 (c)	663	709
2.415% 11/1/33 (c)	804	855
2.425% 3/1/35 (c)	39	41
2.524% 10/1/33 (c)	212	226
2.559% 6/1/36 (c)	214	230
2.605% 7/1/34 (c)	154	163
2.741% 7/1/35 (c)	426	457
2.769% 11/1/36 (c)	174	187
2.861% 5/1/36 (c)	287	304
3% 12/1/42 to 2/1/43	7,356	7,627
3% 2/1/43	120	125
3% 2/1/43	161	167
3% 3/1/43 (a)	25,100	25,989
3% 3/1/43 (a)	85,300	88,320
3% 3/1/43 (a)	88,200	91,323
3% 3/1/43 (a)	20,600	21,329
3% 3/1/43 (a)	93,400	96,707
3% 3/1/43 (a)	18,000	18,637
3% 4/1/43 (a)	25,100	25,925
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 4/1/43 (a)	$ 9,700	$ 10,019
3% 4/1/43 (a)	93,400	96,470
3% 4/1/43 (a)	9,000	9,296
3% 4/1/43 (a)	9,000	9,296
3.476% 3/1/40 (c)	5,823	6,087
4% 1/1/41 to 2/1/42	9,503	10,155
4.5% 3/1/41	4,625	5,061
5% 9/1/22 to 12/1/25	11,986	13,027
5.5% 9/1/34	1,907	2,094
5.858% 3/1/36 (c)	1,525	1,619
5.997% 3/1/37 (c)	251	270
6.5% 2/1/17 to 8/1/36	14,838	16,923
7% 7/1/13	0*	0*
9% 5/1/14	36	36
9.5% 10/1/20	38	44
11.25% 5/1/14	0*	0*
11.5% 6/15/19 to 1/15/21	38	41
		561,263
Freddie Mac - 2.8%
2.104% 3/1/35 (c)	783	820
2.357% 5/1/37 (c)	486	518
2.492% 4/1/35 (c)	284	304
2.534% 2/1/36 (c)	53	56
2.673% 7/1/35 (c)	1,607	1,729
2.742% 6/1/35 (c)	762	819
3% 8/1/42 (a)	337	348
3% 8/1/42 (a)	276	285
3% 11/1/42 (a)	199	205
3% 11/1/42 (a)	557	576
3% 11/1/42 (a)	2,797	2,893
3% 1/1/43 (a)	1,869	1,930
3% 2/1/43	206	213
3% 2/1/43 (a)	148	154
3% 2/1/43 (a)	321	332
3% 2/1/43	1,995	2,062
3% 3/1/43 (a)	72,500	74,710
3.057% 7/1/36 (c)	608	653
3.134% 3/1/33 (c)	41	43
3.439% 10/1/35 (c)	307	330
4% 3/1/42 to 4/1/42	30,257	32,765
4.5% 5/1/39 to 10/1/41	7,110	7,738
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 12/1/27 to 7/1/35	$ 6,163	$ 6,754
6% 1/1/24	3,827	4,284
9% 9/1/14	0*	0*
9.5% 6/1/18 to 8/1/21	66	74
9.75% 8/1/14	42	45
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	0*	0*
13% 6/1/14 to 10/1/14	0*	0*
		140,640
Ginnie Mae - 8.9%
3.5% 11/20/42	8,752	9,383
4.3% 8/20/61 (g)	5,227	5,824
4.5% 3/15/25 to 6/15/25	13,445	14,628
4.515% 3/20/62 (g)	20,016	22,718
4.53% 10/20/62 (g)	5,326	6,090
4.55% 5/20/62 (g)	39,834	45,302
4.556% 12/20/61 (g)	21,369	24,224
4.604% 3/20/62 (g)	11,795	13,424
4.626% 3/20/62 (g)	8,319	9,467
4.649% 2/20/62 (g)	3,440	3,917
4.65% 3/20/62 (g)	7,527	8,578
4.682% 2/20/62 (g)	4,551	5,183
4.684% 1/20/62 (g)	26,298	29,914
4.804% 3/20/61 (g)	13,988	15,781
4.834% 3/20/61 (g)	24,636	27,842
5.492% 4/20/60 (g)	24,036	27,608
5.612% 4/20/58 (g)	8,994	9,561
6% 6/15/36 to 12/20/38	82,266	92,796
6.5% 8/20/38 to 9/20/38	65,224	74,260
		446,500
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,135,111)		1,148,403
Collateralized Mortgage Obligations - 10.5%

U.S. Government Agency - 10.5%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1817% 8/25/31 (c)	226	230
Series 2002-49 Class FB, 0.8017% 11/18/31 (c)	248	249
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-60 Class FV, 1.2017% 4/25/32 (c)	$ 105	$ 107
Series 2002-75 Class FA, 1.2017% 11/25/32 (c)	216	220
Series 2010-15 Class FJ, 1.1317% 6/25/36 (c)	17,849	18,197
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	8,009	8,599
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	197	199
Series 2003-113 Class PE, 4% 11/25/18	7,446	7,910
Series 2005-19 Class PA, 5.5% 7/25/34	5,951	6,564
Series 2005-27 Class NE, 5.5% 5/25/34	5,550	6,079
Series 2005-64 Class PX, 5.5% 6/25/35	5,749	6,409
Series 2006-45 Class OP, 6/25/36 (f)	2,688	2,440
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,793
Series 2010-44 Class FM, 5% 5/25/40	7,526	8,624
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,807
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	2,934	3,194
Series 2004-91 Class Z, 5% 12/25/34	9,961	11,319
Series 2005-117, Class JN, 4.5% 1/25/36	645	721
Series 2005-14 Class ZB, 5% 3/25/35	3,533	3,982
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,349
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,608
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,395
Series 2009-59 Class HB, 5% 8/25/39	4,590	5,125
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,476
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	1,733	146
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	2,663	211
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	9,534	1,411
Series 2010-39 Class FG, 1.1217% 3/25/36 (c)	10,454	10,671
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	5,516	517
Freddie Mac:
floater:
Series 2530 Class FE, 0.8012% 2/15/32 (c)	153	154
Series 2630 Class FL, 0.7012% 6/15/18 (c)	210	211
Series 2682 Class FB, 1.1012% 10/15/33 (c)	10,410	10,557
Series 2711 Class FC, 1.1012% 2/15/33 (c)	6,916	7,024
Series 3008 Class SM, 7/15/35 (c)	14	14
planned amortization class:
Series 1141 Class G, 9% 9/15/21	137	158
Series 2006-3245 Class ME, 5.5% 6/15/35	8,504	8,922
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	$ 40	$ 41
Series 2356 Class GD, 6% 9/15/16	105	112
Series 2376 Class JE, 5.5% 11/15/16	678	717
Series 2381 Class OG, 5.5% 11/15/16	398	419
Series 2640 Class GE, 4.5% 7/15/18	5,134	5,411
Series 2672 Class MG, 5% 9/15/23	7,120	8,208
Series 2682 Class LD, 4.5% 10/15/33	777	869
Series 2810 Class PD, 6% 6/15/33	275	285
Series 3415 Class PC, 5% 12/15/37	1,969	2,140
Series 3763 Class QA, 4% 4/15/34	4,913	5,219
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,492
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,597
Series 2773 Class HC, 4.5% 4/15/19	704	774
Series 2877 Class ZD, 5% 10/15/34	12,928	14,418
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,380
Series 3277 Class B, 4% 2/15/22	5,900	6,424
Series 3578, Class B, 4.5% 9/15/24	7,927	8,601
Series 3871 Class KB, 5.5% 6/15/41	13,870	17,334
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6847% 1/20/38 (c)	787	791
Series 2008-73 Class FA, 1.0647% 8/20/38 (c)	5,259	5,349
Series 2008-83 Class FB, 1.1047% 9/20/38 (c)	5,314	5,409
Series 2009-108 Class CF, 0.8017% 11/16/39 (c)	4,019	4,054
Series 2011-H21 Class FA, 0.8077% 10/20/61 (c)(g)	9,690	9,781
Series 2012-H01 Class FA, 0.9077% 11/20/61 (c)(g)	7,814	7,929
Series 2012-H03 Class FA, 0.9077% 1/20/62 (c)(g)	4,702	4,773
Series 2012-H06 Class FA, 0.8377% 1/20/62 (c)(g)	7,371	7,453
Series 2012-H07 Class FA, 0.8377% 3/20/62 (c)(g)	4,323	4,375
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	2,974	3,048
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	2,233	2,285
Series 2010-99 Class PT, 3.5% 8/20/33	2,685	2,758
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	$ 10,205	$ 11,480
Series 2010-42 Class OP, 4/20/40 (f)	20,900	18,168
Series 2010-H13 Class JA, 5.46% 10/20/59 (g)	16,868	18,498
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	20,593	23,463
Series 2010-H17 Class XP, 5.3018% 7/20/60 (c)(g)	28,442	32,342
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	21,041	23,830
Series 2011-71:
Class ZB, 5.5% 8/20/34	21,919	25,853
Class ZC, 5.5% 7/16/34	24,989	29,109
Series 2012-64 Class KB, 3.1913% 5/20/41 (c)	4,170	4,512
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $509,082)		524,293
Commercial Mortgage Securities - 5.1%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	21,879
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (c)	13,842	13,829
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	5,919	6,078
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19	35,260	36,034
Series K011 Class A2, 4.084% 11/25/20	3,740	4,253
Series K014 Class A2, 3.871% 4/25/21	9,230	10,375
Series K015 Class A2, 3.23% 7/25/21	16,425	17,699
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	28,592
Series K009 Class A2, 3.808% 8/25/20	32,528	36,558
Series K017 Class A2, 2.873% 12/25/21	28,660	30,106
Series K710 Class A2, 1.883% 5/25/19	16,382	16,733
Series K501 Class A2, 1.655% 11/25/16	9,650	9,908
Series K706 Class A2, 2.323% 10/25/18	23,810	24,959
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $253,035)		257,003
Foreign Government and Government Agency Obligations - 1.8%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,342)	$ 70,567	$ 91,865
Fixed-Income Funds - 23.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (d) (Cost $1,093,187)	10,589,464	1,155,205
Cash Equivalents - 3.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) # (Cost $168,737)	$ 168,738	168,737
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.1175% and pay a floating rate based on 3-month LIBOR expiring May 2023	5/7/13	$ 26,528	416
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.144% and pay a floating rate based on 3-month LIBOR expiring May 2023	5/13/13	27,115	476
TOTAL PURCHASED SWAPTIONS (Cost $728)			892
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $5,417,393)		5,573,001
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(563,751)
NET ASSETS - 100%		$ 5,009,250
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/43	$ (94,100)	$ (97,433)
3% 3/1/43	(3,500)	(3,624)
3% 3/1/43	(3,700)	(3,831)
3% 3/1/43	(3,900)	(4,038)
3% 3/1/43	(7,000)	(7,248)
3% 3/1/43	(10,000)	(10,354)
3% 3/1/43	(25,100)	(25,989)
3% 3/1/43	(9,700)	(10,043)
3% 3/1/43	(93,400)	(96,707)
3% 3/1/43	(9,000)	(9,319)
3% 3/1/43	(9,000)	(9,319)
3% 3/1/43	(18,000)	(18,637)
TOTAL FANNIE MAE		(296,542)
Ginnie Mae
3.5% 3/1/43	(8,750)	(9,372)
TOTAL TBA SALE COMMITMENTS (Proceeds $304,835)		$ (305,914)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
612 CBOT 2 Year U.S. Treasury Note Contracts	June 2013	$ 134,927	$ 142
132 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2013	18,979	288
TOTAL TREASURY CONTRACTS		$ 153,906	$ 430

The face value of futures purchased as a percentage of net assets is 3.1%
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Nov. 2014	$ 60,600	3-month LIBOR	0.38%	$ (88)	$ 0	$ (88)
JPMorgan Chase, Inc.	Nov. 2014	42,200	3-month LIBOR	0.38%	(55)	0	(55)
Deutsche Bank AG	Nov. 2017	19,300	3-month LIBOR	0.83%	(32)	0	(32)
JPMorgan Chase, Inc.	Nov. 2017	13,400	3-month LIBOR	0.76%	30	0	30
Deutsche Bank AG	Nov. 2022	19,600	3-month LIBOR	1.76%	186	0	186
JPMorgan Chase, Inc.	Nov. 2022	12,800	3-month LIBOR	1.62%	301	0	301
JPMorgan Chase, Inc.	Jun. 2042	4,100	3-month LIBOR	2.44%	412	0	412
Deutsche Bank AG	Nov. 2042	11,700	3-month LIBOR	2.65%	643	0	643
JPMorgan Chase, Inc.	Nov. 2042	5,900	3-month LIBOR	2.46%	569	0	569
JPMorgan Chase, Inc.	Dec. 2042	47,921	3-month LIBOR	2.58%	3,411	0	3,411
TOTAL INTEREST RATE SWAPS					$ 5,377	$ 0	$ 5,377

Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $541,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$168,737,000 due 3/01/13 at 0.17%
Barclays Capital, Inc.	$ 417
Credit Agricole CIB New York Branch	74,395
Credit Suisse Securities (USA) LLC	18,599
Mizuho Securities USA, Inc.	46,497
Morgan Stanley & Co., Inc.	4,650
RBS Securities, Inc.	24,179
$ 168,737
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 12,563
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,395,601	$ 12,563	$ 244,064	$ 1,155,205	7.7%
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,226,603	$ -	$ 2,226,603	$ -
U.S. Government Agency - Mortgage Securities	1,148,403	-	1,148,403	-
Collateralized Mortgage Obligations	524,293	-	524,293	-
Commercial Mortgage Securities	257,003	-	257,003	-
Foreign Government and Government Agency Obligations	91,865	-	91,865	-
Fixed-Income Funds	1,155,205	1,155,205	-	-
Cash Equivalents	168,737	-	168,737	-
Purchased Swaptions	892	-	892	-
Total Investments in Securities:	$ 5,573,001	$ 1,155,205	$ 4,417,796	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 430	$ 430	$ -	$ -
Swap Agreements	5,552	-	5,552	-
Total Assets	$ 5,982	$ 430	$ 5,552	$ -
Liabilities
Swap Agreements	$ (175)	$ -	$ (175)	$ -
Total Other Derivative Instruments:	$ 5,807	$ 430	$ 5,377	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (305,914)	$ -	$ (305,914)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 430	$ -
Purchased Swaptions (b)	892	-
Swap Agreements (c)	5,552	(175)
Total Value of Derivatives	$ 6,874	$ (175)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is included in the Statement of Assets and Liabilities in the Investments, at value line-item.
(c) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $168,737) - See accompanying schedule: Unaffiliated issuers (cost $4,324,206)	$ 4,417,796
Fidelity Central Funds (cost $1,093,187)	1,155,205
Total Investments (cost $5,417,393)		$ 5,573,001
Cash		1
Receivable for investments sold		80,562
Receivable for TBA sale commitments		304,835
Receivable for fund shares sold		6,247
Interest receivable		13,920
Receivable for daily variation margin on futures contracts		26
Swap agreements, at value		5,552
Receivable from investment adviser for expense reductions		5
Other receivables		767
Total assets		5,984,916

Liabilities
Payable for investments purchased Regular delivery	$ 85,426
Delayed delivery	573,438
TBA sale commitments, at value	305,914
Payable for fund shares redeemed	7,599
Distributions payable	184
Swap agreements, at value	175
Accrued management fee	1,316
Distribution and service plan fees payable	219
Other affiliated payables	627
Other payables and accrued expenses	768
Total liabilities		975,666

Net Assets		$ 5,009,250
Net Assets consist of:
Paid in capital		$ 4,879,090
Distributions in excess of net investment income		(2,263)
Accumulated undistributed net realized gain (loss) on investments		(27,913)
Net unrealized appreciation (depreciation) on investments		160,336
Net Assets		$ 5,009,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($347,302 ÷ 32,892 shares)	$ 10.56

Maximum offering price per share (100/96.00 of $10.56)	$ 11.00
Class T: Net Asset Value and redemption price per share ($272,069 ÷ 25,770 shares)	$ 10.56

Maximum offering price per share (100/96.00 of $10.56)	$ 11.00
Class B: Net Asset Value and offering price per share ($17,396 ÷ 1,648 shares)A	$ 10.56

Class C: Net Asset Value and offering price per share ($90,120 ÷ 8,537 shares)A	$ 10.56

Government Income: Net Asset Value, offering price and redemption price per share ($3,976,054 ÷ 377,149 shares)	$ 10.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($306,309 ÷ 29,012 shares)	$ 10.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 32,829
Income from Fidelity Central Funds		12,563
Total income		45,392

Expenses
Management fee	$ 8,249
Transfer agent fees	2,965
Distribution and service plan fees	1,394
Fund wide operations fee	922
Independent trustees' compensation	10
Miscellaneous	7
Total expenses before reductions	13,547
Expense reductions	(12)	13,535
Net investment income (loss)		31,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,415
Fidelity Central Funds	9,094
Futures contracts	470
Swap agreements	107
Total net realized gain (loss)		25,086
Change in net unrealized appreciation (depreciation) on: Investment securities	(72,581)
Futures contracts	(1,184)
Swap agreements	5,362
Delayed delivery commitments	14
Total change in net unrealized appreciation (depreciation)		(68,389)
Net gain (loss)		(43,303)
Net increase (decrease) in net assets resulting from operations		$ (11,446)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,857	$ 84,003
Net realized gain (loss)	25,086	136,006
Change in net unrealized appreciation (depreciation)	(68,389)	23,049
Net increase (decrease) in net assets resulting from operations	(11,446)	243,058
Distributions to shareholders from net investment income	(31,150)	(81,217)
Distributions to shareholders from net realized gain	(159,024)	(130,853)
Total distributions	(190,174)	(212,070)
Share transactions - net increase (decrease)	(244,255)	58,002
Total increase (decrease) in net assets	(445,875)	88,990

Net Assets
Beginning of period	5,455,125	5,366,135
End of period (including distributions in excess of net investment income of $2,263 and distributions in excess of net investment income of $2,970, respectively)	$ 5,009,250	$ 5,455,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.051	.141	.015	.199	.242	.356	.402
Net realized and unrealized gain (loss)	(.089)	.327	.199	.108	.424	.466	.387
Total from investment operations	(.038)	.468	.214	.307	.666	.822	.789
Distributions from net investment income	(.050)	(.135)	(.014)	(.191)	(.231)	(.352)	(.399)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.372)	(.398)	(.014)	(.447)	(.596)	(.452)	(.399)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.35)%	4.39%	2.00%	2.94%	6.44%	8.03%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of fee waivers, if any	.78% A	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of all reductions	.78% A	.77%	.76% A	.77%	.77%	.77%	.80%
Net investment income (loss)	.97% A	1.30%	1.61% A	1.88%	2.28%	3.33%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 347	$ 380	$ 345	$ 329	$ 431	$ 437	$ 232
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.052	.143	.015	.201	.243	.357	.404
Net realized and unrealized gain (loss)	(.089)	.327	.209	.098	.425	.466	.387
Total from investment operations	(.037)	.470	.224	.299	.668	.823	.791
Distributions from net investment income	(.051)	(.137)	(.014)	(.193)	(.233)	(.353)	(.401)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.373)	(.400)	(.014)	(.449)	(.598)	(.453)	(.401)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.34)%	4.41%	2.10%	2.86%	6.45%	8.04%	7.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.76% A	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of all reductions	.76% A	.75%	.75% A	.76%	.76%	.76%	.78%
Net investment income (loss)	.99% A	1.32%	1.62% A	1.89%	2.29%	3.33%	3.90%
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 309	$ 286	$ 272	$ 335	$ 324	$ 236
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.012	.062	.008	.122	.164	.278	.329
Net realized and unrealized gain (loss)	(.089)	.328	.210	.098	.425	.467	.387
Total from investment operations	(.077)	.390	.218	.220	.589	.745	.716
Distributions from net investment income	(.011)	(.057)	(.008)	(.114)	(.154)	(.275)	(.326)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.333)	(.320)	(.008)	(.370)	(.519)	(.375)	(.326)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.72)%	3.64%	2.04%	2.10%	5.67%	7.25%	7.21%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.51% A	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.51% A	1.49%	1.49% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.23% A	.58%	.90% A	1.15%	1.55%	2.60%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 20	$ 26	$ 25	$ 38	$ 48	$ 41
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.011	.060	.008	.121	.163	.275	.326
Net realized and unrealized gain (loss)	(.079)	.318	.210	.098	.425	.468	.387
Total from investment operations	(.068)	.378	.218	.219	.588	.743	.713
Distributions from net investment income	(.010)	(.055)	(.008)	(.113)	(.153)	(.273)	(.323)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.332)	(.318)	(.008)	(.369)	(.518)	(.373)	(.323)
Net asset value, end of period	$ 10.56	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.63)%	3.53%	2.04%	2.09%	5.66%	7.23%	7.18%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of fee waivers, if any	1.53% A	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of all reductions	1.53% A	1.51%	1.50% A	1.51%	1.51%	1.51%	1.53%
Net investment income (loss)	.21% A	.56%	.88% A	1.14%	1.54%	2.58%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 90	$ 98	$ 95	$ 89	$ 118	$ 131	$ 71
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Government Income

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.068	.175	.018	.233	.275	.390	.438
Net realized and unrealized gain (loss)	(.089)	.328	.199	.108	.415	.476	.378
Total from investment operations	(.021)	.503	.217	.341	.690	.866	.816
Distributions from net investment income	(.067)	(.170)	(.017)	(.225)	(.265)	(.386)	(.436)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.389)	(.433)	(.017)	(.481)	(.630)	(.486)	(.436)
Net asset value, end of period	$ 10.54	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Total Return B, C	(.20)%	4.73%	2.03%	3.27%	6.69%	8.49%	8.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	1.29% A	1.62%	1.91% A	2.20%	2.60%	3.65%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 3,976	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154
Portfolio turnover rate F	189% A	222%	466% A, K	430%	355%	380% I	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) D	.065	.169	.017	.225	.267	.385	.432
Net realized and unrealized gain (loss)	(.089)	.327	.210	.099	.425	.466	.388
Total from investment operations	(.024)	.496	.227	.324	.692	.851	.820
Distributions from net investment income	(.064)	(.163)	(.017)	(.218)	(.257)	(.381)	(.430)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.386)	(.426)	(.017)	(.474)	(.622)	(.481)	(.430)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C	(.22)%	4.66%	2.12%	3.10%	6.70%	8.32%	8.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of fee waivers, if any	.51% A	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of all reductions	.51% A	.51%	.52% A	.52%	.53%	.51%	.51%
Net investment income (loss)	1.23% A	1.56%	1.84% A	2.13%	2.52%	3.59%	4.17%
Supplemental Data
Net assets, end of period (in millions)	$ 306	$ 334	$ 344	$ 344	$ 284	$ 200	$ 750
Portfolio turnover rate F	189% A	222%	466% A, K	430%	355%	380% I	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Options Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 169,257
Gross unrealized depreciation	(13,134)
Net unrealized appreciation (depreciation) on securities and other investments	$ 156,123

Tax cost	$ 5,416,878

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 470	$ (1,184)
Purchased Options	-	164
Swap Agreements	107	5,362
Totals (a)	$ 577	$ 4,342

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to the market and to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $12,563 and $244,064, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 461	$ 14
Class T	-%	.25%	367	4
Class B	.65%	.25%	87	63
Class C	.75%	.25%	479	73
			$ 1,394	$ 154

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	3
Class B*	19
Class C*	13
$ 52

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 314.17
Class T	222.15
Class B	24.25
Class C	81.17
Government Income	2,075.10
Institutional Class	249.16
	$ 2,965

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $20.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 1,718	$ 4,604
Class T	1,393	3,815
Class B	20	124
Class C	89	506
Government Income	26,023	66,943
Institutional Class	1,907	5,225
Total	$ 31,150	$ 81,217
From net realized gain
Class A	$ 11,175	$ 8,696
Class T	8,673	7,112
Class B	596	622
Class C	2,876	2,398
Government Income	125,918	103,541
Institutional Class	9,786	8,484
Total	$ 159,024	$ 130,853

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	4,477	13,943	$ 47,922	$ 151,136
Reinvestment of distributions	1,130	1,130	12,021	12,251
Shares redeemed	(7,334)	(12,130)	(78,154)	(131,272)
Net increase (decrease)	(1,727)	2,943	$ (18,211)	$ 32,115
Class T
Shares sold	4,870	12,173	$ 52,029	$ 131,899
Reinvestment of distributions	932	991	9,916	10,739
Shares redeemed	(8,245)	(11,186)	(88,001)	(121,048)
Net increase (decrease)	(2,443)	1,978	$ (26,056)	$ 21,590
Class B
Shares sold	87	232	$ 941	$ 2,518
Reinvestment of distributions	45	54	477	581
Shares redeemed	(353)	(815)	(3,759)	(8,810)
Net increase (decrease)	(221)	(529)	$ (2,341)	$ (5,711)
Class C
Shares sold	1,029	3,034	$ 10,980	$ 32,891
Reinvestment of distributions	211	198	2,245	2,142
Shares redeemed	(1,686)	(2,929)	(17,928)	(31,631)
Net increase (decrease)	(446)	303	$ (4,703)	$ 3,402
Government Income
Shares sold	36,892	97,110	$ 392,571	$ 1,050,755
Reinvestment of distributions	13,802	15,159	146,734	164,066
Shares redeemed	(67,449)	(110,717)	(716,991)	(1,196,028)
Net increase (decrease)	(16,755)	1,552	$ (177,686)	$ 18,793
Institutional Class
Shares sold	6,402	14,768	$ 68,278	$ 159,980
Reinvestment of distributions	1,033	1,190	10,989	12,896
Shares redeemed	(8,874)	(17,084)	(94,525)	(185,063)
Net increase (decrease)	(1,439)	(1,126)	$ (15,258)	$ (12,187)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVT-USAN-0413
1.864213.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Institutional Class

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Government Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.78%
Actual		$ 1,000.00	$ 996.50	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 996.60	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 992.80	$ 7.46
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 993.70	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Government Income	.45%
Actual		$ 1,000.00	$ 998.00	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 997.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.5	0.8
0.01 - 0.99%	20.5	24.7
1 - 1.99%	9.9	8.6
2 - 2.99%	9.2	5.8
3 - 3.99%	15.2	10.4
4 - 4.99%	17.8	22.3
5 - 5.99%	14.3	15.7
6 - 6.99%	6.0	5.5
7% and over	0.2	0.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2013
6 months ago
Years	5.9	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	4.4	4.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Mortgage Securities 38.0%		Mortgage Securities 31.9%
	CMOs and Other Mortgage Related Securities 17.4%		CMOs and Other Mortgage Related Securities 18.0%
	U.S. Treasury Obligations 40.7%		U.S. Treasury Obligations 39.9%
	U.S. Government Agency Obligations† 3.8%		U.S. Government Agency Obligations† 6.5%
	Foreign Government & Government Agency Obligations 1.8%		Foreign Government & Government Agency Obligations 1.7%
	Short-Term Investments and Net Other Assets (Liabilities)*** (1.7)%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Futures and Swaps	(2.2)%	** Futures and Swaps	4.2%

† Includes NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 44.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.5%
Fannie Mae:
0.5% 5/27/15	$ 3,992	$ 4,005
0.5% 7/2/15	56,350	56,515
0.5% 3/30/16	13,869	13,878
0.75% 12/18/13	7,805	7,841
0.875% 2/8/18	3,000	3,001
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,261
1% 6/21/17	14,860	15,020
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	23,441
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,938	3,226
Series 2002-20K Class 1, 5.08% 11/1/22	5,356	5,923
Series 2003-P10B, Class 1, 5.136% 8/10/13	442	450
Series 2004-20H Class 1, 5.17% 8/1/24	1,653	1,871
Tennessee Valley Authority:
5.25% 9/15/39	12,000	15,424
5.375% 4/1/56	8,429	10,957
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		173,813
U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13	46,950	47,297
U.S. Treasury Obligations - 39.7%
U.S. Treasury Bonds:
2.75% 11/15/42	257,009	239,340
4.375% 2/15/38	14,154	17,794
5% 5/15/37 (b)	33,846	46,337
5.25% 11/15/28	23,775	32,178
6.125% 11/15/27	29,897	43,594
6.125% 8/15/29	2,167	3,212
9.875% 11/15/15	10,285	12,926
U.S. Treasury Notes:
0.25% 8/31/14	21,100	21,111
0.25% 9/15/14	22,770	22,782
0.25% 9/30/14	5,509	5,512
0.25% 12/15/14	30,000	30,012
0.25% 1/15/15	60,018	60,032
0.25% 1/31/15	39,300	39,309
0.25% 7/15/15	67,923	67,859
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 9/15/15	$ 1,327	$ 1,325
0.25% 10/15/15	242,851	242,469
0.25% 12/15/15	55,000	54,884
0.375% 11/15/14	30,000	30,075
0.375% 3/15/15	8,495	8,516
0.375% 11/15/15	24,100	24,140
0.375% 1/15/16	57,651	57,719
0.5% 8/15/14	3,265	3,279
0.5% 10/15/14	10,000	10,046
0.75% 6/30/17	58,736	59,048
0.75% 2/28/18	60,000	59,958
0.875% 11/30/16	29,402	29,813
0.875% 1/31/18	22,948	23,088
0.875% 7/31/19	6,174	6,083
1% 10/31/16	39,991	40,744
1.25% 2/29/20	205,348	205,284
1.375% 11/30/15	470	483
1.75% 7/31/15	42,654	44,147
1.875% 8/31/17	47,000	49,541
1.875% 9/30/17	67,400	71,049
2.125% 11/30/14	21,500	22,214
2.125% 5/31/15	4,176	4,349
2.375% 9/30/14	13,017	13,461
2.375% 10/31/14	17,497	18,122
2.375% 6/30/18	26,608	28,737
2.5% 6/30/17	10,000	10,804
2.625% 7/31/14	16,179	16,732
2.75% 11/30/16	18,530	20,072
3.125% 1/31/17	60,773	66,869
3.5% 2/15/18	58,585	66,421
4% 2/15/15	12,619	13,543
4.5% 5/15/17	24,685	28,696
4.75% 8/15/17	12,983	15,332
TOTAL U.S. TREASURY OBLIGATIONS		1,989,041
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (c)	$ 8,758	$ 8,784
Series 2011-R4 Class 1A, 0.5877% 3/6/20 (NCUA Guaranteed) (c)	7,652	7,668
TOTAL OTHER GOVERNMENT RELATED		16,452
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,183,171)		2,226,603
U.S. Government Agency - Mortgage Securities - 22.9%

Fannie Mae - 11.2%
2.207% 7/1/35 (c)	114	120
2.214% 2/1/33 (c)	278	291
2.225% 10/1/33 (c)	271	285
2.239% 3/1/35 (c)	232	245
2.281% 12/1/34 (c)	257	270
2.302% 10/1/33 (c)	132	139
2.332% 3/1/35 (c)	145	154
2.384% 2/1/36 (c)	663	709
2.415% 11/1/33 (c)	804	855
2.425% 3/1/35 (c)	39	41
2.524% 10/1/33 (c)	212	226
2.559% 6/1/36 (c)	214	230
2.605% 7/1/34 (c)	154	163
2.741% 7/1/35 (c)	426	457
2.769% 11/1/36 (c)	174	187
2.861% 5/1/36 (c)	287	304
3% 12/1/42 to 2/1/43	7,356	7,627
3% 2/1/43	120	125
3% 2/1/43	161	167
3% 3/1/43 (a)	25,100	25,989
3% 3/1/43 (a)	85,300	88,320
3% 3/1/43 (a)	88,200	91,323
3% 3/1/43 (a)	20,600	21,329
3% 3/1/43 (a)	93,400	96,707
3% 3/1/43 (a)	18,000	18,637
3% 4/1/43 (a)	25,100	25,925
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 4/1/43 (a)	$ 9,700	$ 10,019
3% 4/1/43 (a)	93,400	96,470
3% 4/1/43 (a)	9,000	9,296
3% 4/1/43 (a)	9,000	9,296
3.476% 3/1/40 (c)	5,823	6,087
4% 1/1/41 to 2/1/42	9,503	10,155
4.5% 3/1/41	4,625	5,061
5% 9/1/22 to 12/1/25	11,986	13,027
5.5% 9/1/34	1,907	2,094
5.858% 3/1/36 (c)	1,525	1,619
5.997% 3/1/37 (c)	251	270
6.5% 2/1/17 to 8/1/36	14,838	16,923
7% 7/1/13	0*	0*
9% 5/1/14	36	36
9.5% 10/1/20	38	44
11.25% 5/1/14	0*	0*
11.5% 6/15/19 to 1/15/21	38	41
		561,263
Freddie Mac - 2.8%
2.104% 3/1/35 (c)	783	820
2.357% 5/1/37 (c)	486	518
2.492% 4/1/35 (c)	284	304
2.534% 2/1/36 (c)	53	56
2.673% 7/1/35 (c)	1,607	1,729
2.742% 6/1/35 (c)	762	819
3% 8/1/42 (a)	337	348
3% 8/1/42 (a)	276	285
3% 11/1/42 (a)	199	205
3% 11/1/42 (a)	557	576
3% 11/1/42 (a)	2,797	2,893
3% 1/1/43 (a)	1,869	1,930
3% 2/1/43	206	213
3% 2/1/43 (a)	148	154
3% 2/1/43 (a)	321	332
3% 2/1/43	1,995	2,062
3% 3/1/43 (a)	72,500	74,710
3.057% 7/1/36 (c)	608	653
3.134% 3/1/33 (c)	41	43
3.439% 10/1/35 (c)	307	330
4% 3/1/42 to 4/1/42	30,257	32,765
4.5% 5/1/39 to 10/1/41	7,110	7,738
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 12/1/27 to 7/1/35	$ 6,163	$ 6,754
6% 1/1/24	3,827	4,284
9% 9/1/14	0*	0*
9.5% 6/1/18 to 8/1/21	66	74
9.75% 8/1/14	42	45
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	0*	0*
13% 6/1/14 to 10/1/14	0*	0*
		140,640
Ginnie Mae - 8.9%
3.5% 11/20/42	8,752	9,383
4.3% 8/20/61 (g)	5,227	5,824
4.5% 3/15/25 to 6/15/25	13,445	14,628
4.515% 3/20/62 (g)	20,016	22,718
4.53% 10/20/62 (g)	5,326	6,090
4.55% 5/20/62 (g)	39,834	45,302
4.556% 12/20/61 (g)	21,369	24,224
4.604% 3/20/62 (g)	11,795	13,424
4.626% 3/20/62 (g)	8,319	9,467
4.649% 2/20/62 (g)	3,440	3,917
4.65% 3/20/62 (g)	7,527	8,578
4.682% 2/20/62 (g)	4,551	5,183
4.684% 1/20/62 (g)	26,298	29,914
4.804% 3/20/61 (g)	13,988	15,781
4.834% 3/20/61 (g)	24,636	27,842
5.492% 4/20/60 (g)	24,036	27,608
5.612% 4/20/58 (g)	8,994	9,561
6% 6/15/36 to 12/20/38	82,266	92,796
6.5% 8/20/38 to 9/20/38	65,224	74,260
		446,500
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,135,111)		1,148,403
Collateralized Mortgage Obligations - 10.5%

U.S. Government Agency - 10.5%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1817% 8/25/31 (c)	226	230
Series 2002-49 Class FB, 0.8017% 11/18/31 (c)	248	249
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-60 Class FV, 1.2017% 4/25/32 (c)	$ 105	$ 107
Series 2002-75 Class FA, 1.2017% 11/25/32 (c)	216	220
Series 2010-15 Class FJ, 1.1317% 6/25/36 (c)	17,849	18,197
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	8,009	8,599
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	197	199
Series 2003-113 Class PE, 4% 11/25/18	7,446	7,910
Series 2005-19 Class PA, 5.5% 7/25/34	5,951	6,564
Series 2005-27 Class NE, 5.5% 5/25/34	5,550	6,079
Series 2005-64 Class PX, 5.5% 6/25/35	5,749	6,409
Series 2006-45 Class OP, 6/25/36 (f)	2,688	2,440
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,793
Series 2010-44 Class FM, 5% 5/25/40	7,526	8,624
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,807
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	2,934	3,194
Series 2004-91 Class Z, 5% 12/25/34	9,961	11,319
Series 2005-117, Class JN, 4.5% 1/25/36	645	721
Series 2005-14 Class ZB, 5% 3/25/35	3,533	3,982
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,349
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,608
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,395
Series 2009-59 Class HB, 5% 8/25/39	4,590	5,125
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,476
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	1,733	146
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	2,663	211
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	9,534	1,411
Series 2010-39 Class FG, 1.1217% 3/25/36 (c)	10,454	10,671
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	5,516	517
Freddie Mac:
floater:
Series 2530 Class FE, 0.8012% 2/15/32 (c)	153	154
Series 2630 Class FL, 0.7012% 6/15/18 (c)	210	211
Series 2682 Class FB, 1.1012% 10/15/33 (c)	10,410	10,557
Series 2711 Class FC, 1.1012% 2/15/33 (c)	6,916	7,024
Series 3008 Class SM, 7/15/35 (c)	14	14
planned amortization class:
Series 1141 Class G, 9% 9/15/21	137	158
Series 2006-3245 Class ME, 5.5% 6/15/35	8,504	8,922
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	$ 40	$ 41
Series 2356 Class GD, 6% 9/15/16	105	112
Series 2376 Class JE, 5.5% 11/15/16	678	717
Series 2381 Class OG, 5.5% 11/15/16	398	419
Series 2640 Class GE, 4.5% 7/15/18	5,134	5,411
Series 2672 Class MG, 5% 9/15/23	7,120	8,208
Series 2682 Class LD, 4.5% 10/15/33	777	869
Series 2810 Class PD, 6% 6/15/33	275	285
Series 3415 Class PC, 5% 12/15/37	1,969	2,140
Series 3763 Class QA, 4% 4/15/34	4,913	5,219
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,492
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,597
Series 2773 Class HC, 4.5% 4/15/19	704	774
Series 2877 Class ZD, 5% 10/15/34	12,928	14,418
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,380
Series 3277 Class B, 4% 2/15/22	5,900	6,424
Series 3578, Class B, 4.5% 9/15/24	7,927	8,601
Series 3871 Class KB, 5.5% 6/15/41	13,870	17,334
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6847% 1/20/38 (c)	787	791
Series 2008-73 Class FA, 1.0647% 8/20/38 (c)	5,259	5,349
Series 2008-83 Class FB, 1.1047% 9/20/38 (c)	5,314	5,409
Series 2009-108 Class CF, 0.8017% 11/16/39 (c)	4,019	4,054
Series 2011-H21 Class FA, 0.8077% 10/20/61 (c)(g)	9,690	9,781
Series 2012-H01 Class FA, 0.9077% 11/20/61 (c)(g)	7,814	7,929
Series 2012-H03 Class FA, 0.9077% 1/20/62 (c)(g)	4,702	4,773
Series 2012-H06 Class FA, 0.8377% 1/20/62 (c)(g)	7,371	7,453
Series 2012-H07 Class FA, 0.8377% 3/20/62 (c)(g)	4,323	4,375
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	2,974	3,048
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	2,233	2,285
Series 2010-99 Class PT, 3.5% 8/20/33	2,685	2,758
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	$ 10,205	$ 11,480
Series 2010-42 Class OP, 4/20/40 (f)	20,900	18,168
Series 2010-H13 Class JA, 5.46% 10/20/59 (g)	16,868	18,498
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	20,593	23,463
Series 2010-H17 Class XP, 5.3018% 7/20/60 (c)(g)	28,442	32,342
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	21,041	23,830
Series 2011-71:
Class ZB, 5.5% 8/20/34	21,919	25,853
Class ZC, 5.5% 7/16/34	24,989	29,109
Series 2012-64 Class KB, 3.1913% 5/20/41 (c)	4,170	4,512
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $509,082)		524,293
Commercial Mortgage Securities - 5.1%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	21,879
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (c)	13,842	13,829
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	5,919	6,078
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19	35,260	36,034
Series K011 Class A2, 4.084% 11/25/20	3,740	4,253
Series K014 Class A2, 3.871% 4/25/21	9,230	10,375
Series K015 Class A2, 3.23% 7/25/21	16,425	17,699
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	28,592
Series K009 Class A2, 3.808% 8/25/20	32,528	36,558
Series K017 Class A2, 2.873% 12/25/21	28,660	30,106
Series K710 Class A2, 1.883% 5/25/19	16,382	16,733
Series K501 Class A2, 1.655% 11/25/16	9,650	9,908
Series K706 Class A2, 2.323% 10/25/18	23,810	24,959
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $253,035)		257,003
Foreign Government and Government Agency Obligations - 1.8%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,342)	$ 70,567	$ 91,865
Fixed-Income Funds - 23.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (d) (Cost $1,093,187)	10,589,464	1,155,205
Cash Equivalents - 3.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) # (Cost $168,737)	$ 168,738	168,737
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.1175% and pay a floating rate based on 3-month LIBOR expiring May 2023	5/7/13	$ 26,528	416
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.144% and pay a floating rate based on 3-month LIBOR expiring May 2023	5/13/13	27,115	476
TOTAL PURCHASED SWAPTIONS (Cost $728)			892
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $5,417,393)		5,573,001
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(563,751)
NET ASSETS - 100%		$ 5,009,250
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/43	$ (94,100)	$ (97,433)
3% 3/1/43	(3,500)	(3,624)
3% 3/1/43	(3,700)	(3,831)
3% 3/1/43	(3,900)	(4,038)
3% 3/1/43	(7,000)	(7,248)
3% 3/1/43	(10,000)	(10,354)
3% 3/1/43	(25,100)	(25,989)
3% 3/1/43	(9,700)	(10,043)
3% 3/1/43	(93,400)	(96,707)
3% 3/1/43	(9,000)	(9,319)
3% 3/1/43	(9,000)	(9,319)
3% 3/1/43	(18,000)	(18,637)
TOTAL FANNIE MAE		(296,542)
Ginnie Mae
3.5% 3/1/43	(8,750)	(9,372)
TOTAL TBA SALE COMMITMENTS (Proceeds $304,835)		$ (305,914)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
612 CBOT 2 Year U.S. Treasury Note Contracts	June 2013	$ 134,927	$ 142
132 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2013	18,979	288
TOTAL TREASURY CONTRACTS		$ 153,906	$ 430

The face value of futures purchased as a percentage of net assets is 3.1%
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Nov. 2014	$ 60,600	3-month LIBOR	0.38%	$ (88)	$ 0	$ (88)
JPMorgan Chase, Inc.	Nov. 2014	42,200	3-month LIBOR	0.38%	(55)	0	(55)
Deutsche Bank AG	Nov. 2017	19,300	3-month LIBOR	0.83%	(32)	0	(32)
JPMorgan Chase, Inc.	Nov. 2017	13,400	3-month LIBOR	0.76%	30	0	30
Deutsche Bank AG	Nov. 2022	19,600	3-month LIBOR	1.76%	186	0	186
JPMorgan Chase, Inc.	Nov. 2022	12,800	3-month LIBOR	1.62%	301	0	301
JPMorgan Chase, Inc.	Jun. 2042	4,100	3-month LIBOR	2.44%	412	0	412
Deutsche Bank AG	Nov. 2042	11,700	3-month LIBOR	2.65%	643	0	643
JPMorgan Chase, Inc.	Nov. 2042	5,900	3-month LIBOR	2.46%	569	0	569
JPMorgan Chase, Inc.	Dec. 2042	47,921	3-month LIBOR	2.58%	3,411	0	3,411
TOTAL INTEREST RATE SWAPS					$ 5,377	$ 0	$ 5,377

Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $541,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$168,737,000 due 3/01/13 at 0.17%
Barclays Capital, Inc.	$ 417
Credit Agricole CIB New York Branch	74,395
Credit Suisse Securities (USA) LLC	18,599
Mizuho Securities USA, Inc.	46,497
Morgan Stanley & Co., Inc.	4,650
RBS Securities, Inc.	24,179
$ 168,737
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 12,563
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,395,601	$ 12,563	$ 244,064	$ 1,155,205	7.7%
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,226,603	$ -	$ 2,226,603	$ -
U.S. Government Agency - Mortgage Securities	1,148,403	-	1,148,403	-
Collateralized Mortgage Obligations	524,293	-	524,293	-
Commercial Mortgage Securities	257,003	-	257,003	-
Foreign Government and Government Agency Obligations	91,865	-	91,865	-
Fixed-Income Funds	1,155,205	1,155,205	-	-
Cash Equivalents	168,737	-	168,737	-
Purchased Swaptions	892	-	892	-
Total Investments in Securities:	$ 5,573,001	$ 1,155,205	$ 4,417,796	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 430	$ 430	$ -	$ -
Swap Agreements	5,552	-	5,552	-
Total Assets	$ 5,982	$ 430	$ 5,552	$ -
Liabilities
Swap Agreements	$ (175)	$ -	$ (175)	$ -
Total Other Derivative Instruments:	$ 5,807	$ 430	$ 5,377	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (305,914)	$ -	$ (305,914)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 430	$ -
Purchased Swaptions (b)	892	-
Swap Agreements (c)	5,552	(175)
Total Value of Derivatives	$ 6,874	$ (175)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is included in the Statement of Assets and Liabilities in the Investments, at value line-item.
(c) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $168,737) - See accompanying schedule: Unaffiliated issuers (cost $4,324,206)	$ 4,417,796
Fidelity Central Funds (cost $1,093,187)	1,155,205
Total Investments (cost $5,417,393)		$ 5,573,001
Cash		1
Receivable for investments sold		80,562
Receivable for TBA sale commitments		304,835
Receivable for fund shares sold		6,247
Interest receivable		13,920
Receivable for daily variation margin on futures contracts		26
Swap agreements, at value		5,552
Receivable from investment adviser for expense reductions		5
Other receivables		767
Total assets		5,984,916

Liabilities
Payable for investments purchased Regular delivery	$ 85,426
Delayed delivery	573,438
TBA sale commitments, at value	305,914
Payable for fund shares redeemed	7,599
Distributions payable	184
Swap agreements, at value	175
Accrued management fee	1,316
Distribution and service plan fees payable	219
Other affiliated payables	627
Other payables and accrued expenses	768
Total liabilities		975,666

Net Assets		$ 5,009,250
Net Assets consist of:
Paid in capital		$ 4,879,090
Distributions in excess of net investment income		(2,263)
Accumulated undistributed net realized gain (loss) on investments		(27,913)
Net unrealized appreciation (depreciation) on investments		160,336
Net Assets		$ 5,009,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($347,302 ÷ 32,892 shares)	$ 10.56

Maximum offering price per share (100/96.00 of $10.56)	$ 11.00
Class T: Net Asset Value and redemption price per share ($272,069 ÷ 25,770 shares)	$ 10.56

Maximum offering price per share (100/96.00 of $10.56)	$ 11.00
Class B: Net Asset Value and offering price per share ($17,396 ÷ 1,648 shares)A	$ 10.56

Class C: Net Asset Value and offering price per share ($90,120 ÷ 8,537 shares)A	$ 10.56

Government Income: Net Asset Value, offering price and redemption price per share ($3,976,054 ÷ 377,149 shares)	$ 10.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($306,309 ÷ 29,012 shares)	$ 10.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 32,829
Income from Fidelity Central Funds		12,563
Total income		45,392

Expenses
Management fee	$ 8,249
Transfer agent fees	2,965
Distribution and service plan fees	1,394
Fund wide operations fee	922
Independent trustees' compensation	10
Miscellaneous	7
Total expenses before reductions	13,547
Expense reductions	(12)	13,535
Net investment income (loss)		31,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,415
Fidelity Central Funds	9,094
Futures contracts	470
Swap agreements	107
Total net realized gain (loss)		25,086
Change in net unrealized appreciation (depreciation) on: Investment securities	(72,581)
Futures contracts	(1,184)
Swap agreements	5,362
Delayed delivery commitments	14
Total change in net unrealized appreciation (depreciation)		(68,389)
Net gain (loss)		(43,303)
Net increase (decrease) in net assets resulting from operations		$ (11,446)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,857	$ 84,003
Net realized gain (loss)	25,086	136,006
Change in net unrealized appreciation (depreciation)	(68,389)	23,049
Net increase (decrease) in net assets resulting from operations	(11,446)	243,058
Distributions to shareholders from net investment income	(31,150)	(81,217)
Distributions to shareholders from net realized gain	(159,024)	(130,853)
Total distributions	(190,174)	(212,070)
Share transactions - net increase (decrease)	(244,255)	58,002
Total increase (decrease) in net assets	(445,875)	88,990

Net Assets
Beginning of period	5,455,125	5,366,135
End of period (including distributions in excess of net investment income of $2,263 and distributions in excess of net investment income of $2,970, respectively)	$ 5,009,250	$ 5,455,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.051	.141	.015	.199	.242	.356	.402
Net realized and unrealized gain (loss)	(.089)	.327	.199	.108	.424	.466	.387
Total from investment operations	(.038)	.468	.214	.307	.666	.822	.789
Distributions from net investment income	(.050)	(.135)	(.014)	(.191)	(.231)	(.352)	(.399)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.372)	(.398)	(.014)	(.447)	(.596)	(.452)	(.399)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.35)%	4.39%	2.00%	2.94%	6.44%	8.03%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of fee waivers, if any	.78% A	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of all reductions	.78% A	.77%	.76% A	.77%	.77%	.77%	.80%
Net investment income (loss)	.97% A	1.30%	1.61% A	1.88%	2.28%	3.33%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 347	$ 380	$ 345	$ 329	$ 431	$ 437	$ 232
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.052	.143	.015	.201	.243	.357	.404
Net realized and unrealized gain (loss)	(.089)	.327	.209	.098	.425	.466	.387
Total from investment operations	(.037)	.470	.224	.299	.668	.823	.791
Distributions from net investment income	(.051)	(.137)	(.014)	(.193)	(.233)	(.353)	(.401)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.373)	(.400)	(.014)	(.449)	(.598)	(.453)	(.401)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.34)%	4.41%	2.10%	2.86%	6.45%	8.04%	7.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.76% A	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of all reductions	.76% A	.75%	.75% A	.76%	.76%	.76%	.78%
Net investment income (loss)	.99% A	1.32%	1.62% A	1.89%	2.29%	3.33%	3.90%
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 309	$ 286	$ 272	$ 335	$ 324	$ 236
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.012	.062	.008	.122	.164	.278	.329
Net realized and unrealized gain (loss)	(.089)	.328	.210	.098	.425	.467	.387
Total from investment operations	(.077)	.390	.218	.220	.589	.745	.716
Distributions from net investment income	(.011)	(.057)	(.008)	(.114)	(.154)	(.275)	(.326)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.333)	(.320)	(.008)	(.370)	(.519)	(.375)	(.326)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.72)%	3.64%	2.04%	2.10%	5.67%	7.25%	7.21%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.51% A	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.51% A	1.49%	1.49% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.23% A	.58%	.90% A	1.15%	1.55%	2.60%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 20	$ 26	$ 25	$ 38	$ 48	$ 41
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.011	.060	.008	.121	.163	.275	.326
Net realized and unrealized gain (loss)	(.079)	.318	.210	.098	.425	.468	.387
Total from investment operations	(.068)	.378	.218	.219	.588	.743	.713
Distributions from net investment income	(.010)	(.055)	(.008)	(.113)	(.153)	(.273)	(.323)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.332)	(.318)	(.008)	(.369)	(.518)	(.373)	(.323)
Net asset value, end of period	$ 10.56	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.63)%	3.53%	2.04%	2.09%	5.66%	7.23%	7.18%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of fee waivers, if any	1.53% A	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of all reductions	1.53% A	1.51%	1.50% A	1.51%	1.51%	1.51%	1.53%
Net investment income (loss)	.21% A	.56%	.88% A	1.14%	1.54%	2.58%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 90	$ 98	$ 95	$ 89	$ 118	$ 131	$ 71
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Government Income

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.068	.175	.018	.233	.275	.390	.438
Net realized and unrealized gain (loss)	(.089)	.328	.199	.108	.415	.476	.378
Total from investment operations	(.021)	.503	.217	.341	.690	.866	.816
Distributions from net investment income	(.067)	(.170)	(.017)	(.225)	(.265)	(.386)	(.436)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.389)	(.433)	(.017)	(.481)	(.630)	(.486)	(.436)
Net asset value, end of period	$ 10.54	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Total Return B, C	(.20)%	4.73%	2.03%	3.27%	6.69%	8.49%	8.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	1.29% A	1.62%	1.91% A	2.20%	2.60%	3.65%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 3,976	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154
Portfolio turnover rate F	189% A	222%	466% A, K	430%	355%	380% I	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) D	.065	.169	.017	.225	.267	.385	.432
Net realized and unrealized gain (loss)	(.089)	.327	.210	.099	.425	.466	.388
Total from investment operations	(.024)	.496	.227	.324	.692	.851	.820
Distributions from net investment income	(.064)	(.163)	(.017)	(.218)	(.257)	(.381)	(.430)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.386)	(.426)	(.017)	(.474)	(.622)	(.481)	(.430)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C	(.22)%	4.66%	2.12%	3.10%	6.70%	8.32%	8.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of fee waivers, if any	.51% A	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of all reductions	.51% A	.51%	.52% A	.52%	.53%	.51%	.51%
Net investment income (loss)	1.23% A	1.56%	1.84% A	2.13%	2.52%	3.59%	4.17%
Supplemental Data
Net assets, end of period (in millions)	$ 306	$ 334	$ 344	$ 344	$ 284	$ 200	$ 750
Portfolio turnover rate F	189% A	222%	466% A, K	430%	355%	380% I	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Options Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 169,257
Gross unrealized depreciation	(13,134)
Net unrealized appreciation (depreciation) on securities and other investments	$ 156,123

Tax cost	$ 5,416,878

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 470	$ (1,184)
Purchased Options	-	164
Swap Agreements	107	5,362
Totals (a)	$ 577	$ 4,342

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to the market and to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $12,563 and $244,064, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 461	$ 14
Class T	-%	.25%	367	4
Class B	.65%	.25%	87	63
Class C	.75%	.25%	479	73
			$ 1,394	$ 154

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	3
Class B*	19
Class C*	13
$ 52

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 314.17
Class T	222.15
Class B	24.25
Class C	81.17
Government Income	2,075.10
Institutional Class	249.16
	$ 2,965

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $20.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 1,718	$ 4,604
Class T	1,393	3,815
Class B	20	124
Class C	89	506
Government Income	26,023	66,943
Institutional Class	1,907	5,225
Total	$ 31,150	$ 81,217
From net realized gain
Class A	$ 11,175	$ 8,696
Class T	8,673	7,112
Class B	596	622
Class C	2,876	2,398
Government Income	125,918	103,541
Institutional Class	9,786	8,484
Total	$ 159,024	$ 130,853

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	4,477	13,943	$ 47,922	$ 151,136
Reinvestment of distributions	1,130	1,130	12,021	12,251
Shares redeemed	(7,334)	(12,130)	(78,154)	(131,272)
Net increase (decrease)	(1,727)	2,943	$ (18,211)	$ 32,115
Class T
Shares sold	4,870	12,173	$ 52,029	$ 131,899
Reinvestment of distributions	932	991	9,916	10,739
Shares redeemed	(8,245)	(11,186)	(88,001)	(121,048)
Net increase (decrease)	(2,443)	1,978	$ (26,056)	$ 21,590
Class B
Shares sold	87	232	$ 941	$ 2,518
Reinvestment of distributions	45	54	477	581
Shares redeemed	(353)	(815)	(3,759)	(8,810)
Net increase (decrease)	(221)	(529)	$ (2,341)	$ (5,711)
Class C
Shares sold	1,029	3,034	$ 10,980	$ 32,891
Reinvestment of distributions	211	198	2,245	2,142
Shares redeemed	(1,686)	(2,929)	(17,928)	(31,631)
Net increase (decrease)	(446)	303	$ (4,703)	$ 3,402
Government Income
Shares sold	36,892	97,110	$ 392,571	$ 1,050,755
Reinvestment of distributions	13,802	15,159	146,734	164,066
Shares redeemed	(67,449)	(110,717)	(716,991)	(1,196,028)
Net increase (decrease)	(16,755)	1,552	$ (177,686)	$ 18,793
Institutional Class
Shares sold	6,402	14,768	$ 68,278	$ 159,980
Reinvestment of distributions	1,033	1,190	10,989	12,896
Shares redeemed	(8,874)	(17,084)	(94,525)	(185,063)
Net increase (decrease)	(1,439)	(1,126)	$ (15,258)	$ (12,187)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVTI-USAN-0413
1.834234.106

Fidelity®

Government Income

Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.78%
Actual		$ 1,000.00	$ 996.50	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 996.60	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 992.80	$ 7.46
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 993.70	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Government Income	.45%
Actual		$ 1,000.00	$ 998.00	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 997.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.5	0.8
0.01 - 0.99%	20.5	24.7
1 - 1.99%	9.9	8.6
2 - 2.99%	9.2	5.8
3 - 3.99%	15.2	10.4
4 - 4.99%	17.8	22.3
5 - 5.99%	14.3	15.7
6 - 6.99%	6.0	5.5
7% and over	0.2	0.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2013
6 months ago
Years	5.9	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	4.4	4.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Mortgage Securities 38.0%		Mortgage Securities 31.9%
	CMOs and Other Mortgage Related Securities 17.4%		CMOs and Other Mortgage Related Securities 18.0%
	U.S. Treasury Obligations 40.7%		U.S. Treasury Obligations 39.9%
	U.S. Government Agency Obligations† 3.8%		U.S. Government Agency Obligations† 6.5%
	Foreign Government & Government Agency Obligations 1.8%		Foreign Government & Government Agency Obligations 1.7%
	Short-Term Investments and Net Other Assets (Liabilities)*** (1.7)%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Futures and Swaps	(2.2)%	** Futures and Swaps	4.2%

† Includes NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 44.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.5%
Fannie Mae:
0.5% 5/27/15	$ 3,992	$ 4,005
0.5% 7/2/15	56,350	56,515
0.5% 3/30/16	13,869	13,878
0.75% 12/18/13	7,805	7,841
0.875% 2/8/18	3,000	3,001
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,261
1% 6/21/17	14,860	15,020
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	23,441
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,938	3,226
Series 2002-20K Class 1, 5.08% 11/1/22	5,356	5,923
Series 2003-P10B, Class 1, 5.136% 8/10/13	442	450
Series 2004-20H Class 1, 5.17% 8/1/24	1,653	1,871
Tennessee Valley Authority:
5.25% 9/15/39	12,000	15,424
5.375% 4/1/56	8,429	10,957
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		173,813
U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13	46,950	47,297
U.S. Treasury Obligations - 39.7%
U.S. Treasury Bonds:
2.75% 11/15/42	257,009	239,340
4.375% 2/15/38	14,154	17,794
5% 5/15/37 (b)	33,846	46,337
5.25% 11/15/28	23,775	32,178
6.125% 11/15/27	29,897	43,594
6.125% 8/15/29	2,167	3,212
9.875% 11/15/15	10,285	12,926
U.S. Treasury Notes:
0.25% 8/31/14	21,100	21,111
0.25% 9/15/14	22,770	22,782
0.25% 9/30/14	5,509	5,512
0.25% 12/15/14	30,000	30,012
0.25% 1/15/15	60,018	60,032
0.25% 1/31/15	39,300	39,309
0.25% 7/15/15	67,923	67,859
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 9/15/15	$ 1,327	$ 1,325
0.25% 10/15/15	242,851	242,469
0.25% 12/15/15	55,000	54,884
0.375% 11/15/14	30,000	30,075
0.375% 3/15/15	8,495	8,516
0.375% 11/15/15	24,100	24,140
0.375% 1/15/16	57,651	57,719
0.5% 8/15/14	3,265	3,279
0.5% 10/15/14	10,000	10,046
0.75% 6/30/17	58,736	59,048
0.75% 2/28/18	60,000	59,958
0.875% 11/30/16	29,402	29,813
0.875% 1/31/18	22,948	23,088
0.875% 7/31/19	6,174	6,083
1% 10/31/16	39,991	40,744
1.25% 2/29/20	205,348	205,284
1.375% 11/30/15	470	483
1.75% 7/31/15	42,654	44,147
1.875% 8/31/17	47,000	49,541
1.875% 9/30/17	67,400	71,049
2.125% 11/30/14	21,500	22,214
2.125% 5/31/15	4,176	4,349
2.375% 9/30/14	13,017	13,461
2.375% 10/31/14	17,497	18,122
2.375% 6/30/18	26,608	28,737
2.5% 6/30/17	10,000	10,804
2.625% 7/31/14	16,179	16,732
2.75% 11/30/16	18,530	20,072
3.125% 1/31/17	60,773	66,869
3.5% 2/15/18	58,585	66,421
4% 2/15/15	12,619	13,543
4.5% 5/15/17	24,685	28,696
4.75% 8/15/17	12,983	15,332
TOTAL U.S. TREASURY OBLIGATIONS		1,989,041
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (c)	$ 8,758	$ 8,784
Series 2011-R4 Class 1A, 0.5877% 3/6/20 (NCUA Guaranteed) (c)	7,652	7,668
TOTAL OTHER GOVERNMENT RELATED		16,452
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,183,171)		2,226,603
U.S. Government Agency - Mortgage Securities - 22.9%

Fannie Mae - 11.2%
2.207% 7/1/35 (c)	114	120
2.214% 2/1/33 (c)	278	291
2.225% 10/1/33 (c)	271	285
2.239% 3/1/35 (c)	232	245
2.281% 12/1/34 (c)	257	270
2.302% 10/1/33 (c)	132	139
2.332% 3/1/35 (c)	145	154
2.384% 2/1/36 (c)	663	709
2.415% 11/1/33 (c)	804	855
2.425% 3/1/35 (c)	39	41
2.524% 10/1/33 (c)	212	226
2.559% 6/1/36 (c)	214	230
2.605% 7/1/34 (c)	154	163
2.741% 7/1/35 (c)	426	457
2.769% 11/1/36 (c)	174	187
2.861% 5/1/36 (c)	287	304
3% 12/1/42 to 2/1/43	7,356	7,627
3% 2/1/43	120	125
3% 2/1/43	161	167
3% 3/1/43 (a)	25,100	25,989
3% 3/1/43 (a)	85,300	88,320
3% 3/1/43 (a)	88,200	91,323
3% 3/1/43 (a)	20,600	21,329
3% 3/1/43 (a)	93,400	96,707
3% 3/1/43 (a)	18,000	18,637
3% 4/1/43 (a)	25,100	25,925
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 4/1/43 (a)	$ 9,700	$ 10,019
3% 4/1/43 (a)	93,400	96,470
3% 4/1/43 (a)	9,000	9,296
3% 4/1/43 (a)	9,000	9,296
3.476% 3/1/40 (c)	5,823	6,087
4% 1/1/41 to 2/1/42	9,503	10,155
4.5% 3/1/41	4,625	5,061
5% 9/1/22 to 12/1/25	11,986	13,027
5.5% 9/1/34	1,907	2,094
5.858% 3/1/36 (c)	1,525	1,619
5.997% 3/1/37 (c)	251	270
6.5% 2/1/17 to 8/1/36	14,838	16,923
7% 7/1/13	0*	0*
9% 5/1/14	36	36
9.5% 10/1/20	38	44
11.25% 5/1/14	0*	0*
11.5% 6/15/19 to 1/15/21	38	41
		561,263
Freddie Mac - 2.8%
2.104% 3/1/35 (c)	783	820
2.357% 5/1/37 (c)	486	518
2.492% 4/1/35 (c)	284	304
2.534% 2/1/36 (c)	53	56
2.673% 7/1/35 (c)	1,607	1,729
2.742% 6/1/35 (c)	762	819
3% 8/1/42 (a)	337	348
3% 8/1/42 (a)	276	285
3% 11/1/42 (a)	199	205
3% 11/1/42 (a)	557	576
3% 11/1/42 (a)	2,797	2,893
3% 1/1/43 (a)	1,869	1,930
3% 2/1/43	206	213
3% 2/1/43 (a)	148	154
3% 2/1/43 (a)	321	332
3% 2/1/43	1,995	2,062
3% 3/1/43 (a)	72,500	74,710
3.057% 7/1/36 (c)	608	653
3.134% 3/1/33 (c)	41	43
3.439% 10/1/35 (c)	307	330
4% 3/1/42 to 4/1/42	30,257	32,765
4.5% 5/1/39 to 10/1/41	7,110	7,738
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 12/1/27 to 7/1/35	$ 6,163	$ 6,754
6% 1/1/24	3,827	4,284
9% 9/1/14	0*	0*
9.5% 6/1/18 to 8/1/21	66	74
9.75% 8/1/14	42	45
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	0*	0*
13% 6/1/14 to 10/1/14	0*	0*
		140,640
Ginnie Mae - 8.9%
3.5% 11/20/42	8,752	9,383
4.3% 8/20/61 (g)	5,227	5,824
4.5% 3/15/25 to 6/15/25	13,445	14,628
4.515% 3/20/62 (g)	20,016	22,718
4.53% 10/20/62 (g)	5,326	6,090
4.55% 5/20/62 (g)	39,834	45,302
4.556% 12/20/61 (g)	21,369	24,224
4.604% 3/20/62 (g)	11,795	13,424
4.626% 3/20/62 (g)	8,319	9,467
4.649% 2/20/62 (g)	3,440	3,917
4.65% 3/20/62 (g)	7,527	8,578
4.682% 2/20/62 (g)	4,551	5,183
4.684% 1/20/62 (g)	26,298	29,914
4.804% 3/20/61 (g)	13,988	15,781
4.834% 3/20/61 (g)	24,636	27,842
5.492% 4/20/60 (g)	24,036	27,608
5.612% 4/20/58 (g)	8,994	9,561
6% 6/15/36 to 12/20/38	82,266	92,796
6.5% 8/20/38 to 9/20/38	65,224	74,260
		446,500
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,135,111)		1,148,403
Collateralized Mortgage Obligations - 10.5%

U.S. Government Agency - 10.5%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1817% 8/25/31 (c)	226	230
Series 2002-49 Class FB, 0.8017% 11/18/31 (c)	248	249
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-60 Class FV, 1.2017% 4/25/32 (c)	$ 105	$ 107
Series 2002-75 Class FA, 1.2017% 11/25/32 (c)	216	220
Series 2010-15 Class FJ, 1.1317% 6/25/36 (c)	17,849	18,197
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	8,009	8,599
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	197	199
Series 2003-113 Class PE, 4% 11/25/18	7,446	7,910
Series 2005-19 Class PA, 5.5% 7/25/34	5,951	6,564
Series 2005-27 Class NE, 5.5% 5/25/34	5,550	6,079
Series 2005-64 Class PX, 5.5% 6/25/35	5,749	6,409
Series 2006-45 Class OP, 6/25/36 (f)	2,688	2,440
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,793
Series 2010-44 Class FM, 5% 5/25/40	7,526	8,624
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,807
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	2,934	3,194
Series 2004-91 Class Z, 5% 12/25/34	9,961	11,319
Series 2005-117, Class JN, 4.5% 1/25/36	645	721
Series 2005-14 Class ZB, 5% 3/25/35	3,533	3,982
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,349
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,608
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,395
Series 2009-59 Class HB, 5% 8/25/39	4,590	5,125
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,476
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	1,733	146
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	2,663	211
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	9,534	1,411
Series 2010-39 Class FG, 1.1217% 3/25/36 (c)	10,454	10,671
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	5,516	517
Freddie Mac:
floater:
Series 2530 Class FE, 0.8012% 2/15/32 (c)	153	154
Series 2630 Class FL, 0.7012% 6/15/18 (c)	210	211
Series 2682 Class FB, 1.1012% 10/15/33 (c)	10,410	10,557
Series 2711 Class FC, 1.1012% 2/15/33 (c)	6,916	7,024
Series 3008 Class SM, 7/15/35 (c)	14	14
planned amortization class:
Series 1141 Class G, 9% 9/15/21	137	158
Series 2006-3245 Class ME, 5.5% 6/15/35	8,504	8,922
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	$ 40	$ 41
Series 2356 Class GD, 6% 9/15/16	105	112
Series 2376 Class JE, 5.5% 11/15/16	678	717
Series 2381 Class OG, 5.5% 11/15/16	398	419
Series 2640 Class GE, 4.5% 7/15/18	5,134	5,411
Series 2672 Class MG, 5% 9/15/23	7,120	8,208
Series 2682 Class LD, 4.5% 10/15/33	777	869
Series 2810 Class PD, 6% 6/15/33	275	285
Series 3415 Class PC, 5% 12/15/37	1,969	2,140
Series 3763 Class QA, 4% 4/15/34	4,913	5,219
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,492
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,597
Series 2773 Class HC, 4.5% 4/15/19	704	774
Series 2877 Class ZD, 5% 10/15/34	12,928	14,418
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,380
Series 3277 Class B, 4% 2/15/22	5,900	6,424
Series 3578, Class B, 4.5% 9/15/24	7,927	8,601
Series 3871 Class KB, 5.5% 6/15/41	13,870	17,334
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6847% 1/20/38 (c)	787	791
Series 2008-73 Class FA, 1.0647% 8/20/38 (c)	5,259	5,349
Series 2008-83 Class FB, 1.1047% 9/20/38 (c)	5,314	5,409
Series 2009-108 Class CF, 0.8017% 11/16/39 (c)	4,019	4,054
Series 2011-H21 Class FA, 0.8077% 10/20/61 (c)(g)	9,690	9,781
Series 2012-H01 Class FA, 0.9077% 11/20/61 (c)(g)	7,814	7,929
Series 2012-H03 Class FA, 0.9077% 1/20/62 (c)(g)	4,702	4,773
Series 2012-H06 Class FA, 0.8377% 1/20/62 (c)(g)	7,371	7,453
Series 2012-H07 Class FA, 0.8377% 3/20/62 (c)(g)	4,323	4,375
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	2,974	3,048
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	2,233	2,285
Series 2010-99 Class PT, 3.5% 8/20/33	2,685	2,758
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	$ 10,205	$ 11,480
Series 2010-42 Class OP, 4/20/40 (f)	20,900	18,168
Series 2010-H13 Class JA, 5.46% 10/20/59 (g)	16,868	18,498
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	20,593	23,463
Series 2010-H17 Class XP, 5.3018% 7/20/60 (c)(g)	28,442	32,342
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	21,041	23,830
Series 2011-71:
Class ZB, 5.5% 8/20/34	21,919	25,853
Class ZC, 5.5% 7/16/34	24,989	29,109
Series 2012-64 Class KB, 3.1913% 5/20/41 (c)	4,170	4,512
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $509,082)		524,293
Commercial Mortgage Securities - 5.1%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	21,879
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (c)	13,842	13,829
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	5,919	6,078
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19	35,260	36,034
Series K011 Class A2, 4.084% 11/25/20	3,740	4,253
Series K014 Class A2, 3.871% 4/25/21	9,230	10,375
Series K015 Class A2, 3.23% 7/25/21	16,425	17,699
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	28,592
Series K009 Class A2, 3.808% 8/25/20	32,528	36,558
Series K017 Class A2, 2.873% 12/25/21	28,660	30,106
Series K710 Class A2, 1.883% 5/25/19	16,382	16,733
Series K501 Class A2, 1.655% 11/25/16	9,650	9,908
Series K706 Class A2, 2.323% 10/25/18	23,810	24,959
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $253,035)		257,003
Foreign Government and Government Agency Obligations - 1.8%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,342)	$ 70,567	$ 91,865
Fixed-Income Funds - 23.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (d) (Cost $1,093,187)	10,589,464	1,155,205
Cash Equivalents - 3.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) # (Cost $168,737)	$ 168,738	168,737
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.1175% and pay a floating rate based on 3-month LIBOR expiring May 2023	5/7/13	$ 26,528	416
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.144% and pay a floating rate based on 3-month LIBOR expiring May 2023	5/13/13	27,115	476
TOTAL PURCHASED SWAPTIONS (Cost $728)			892
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $5,417,393)		5,573,001
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(563,751)
NET ASSETS - 100%		$ 5,009,250
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/43	$ (94,100)	$ (97,433)
3% 3/1/43	(3,500)	(3,624)
3% 3/1/43	(3,700)	(3,831)
3% 3/1/43	(3,900)	(4,038)
3% 3/1/43	(7,000)	(7,248)
3% 3/1/43	(10,000)	(10,354)
3% 3/1/43	(25,100)	(25,989)
3% 3/1/43	(9,700)	(10,043)
3% 3/1/43	(93,400)	(96,707)
3% 3/1/43	(9,000)	(9,319)
3% 3/1/43	(9,000)	(9,319)
3% 3/1/43	(18,000)	(18,637)
TOTAL FANNIE MAE		(296,542)
Ginnie Mae
3.5% 3/1/43	(8,750)	(9,372)
TOTAL TBA SALE COMMITMENTS (Proceeds $304,835)		$ (305,914)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
612 CBOT 2 Year U.S. Treasury Note Contracts	June 2013	$ 134,927	$ 142
132 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2013	18,979	288
TOTAL TREASURY CONTRACTS		$ 153,906	$ 430

The face value of futures purchased as a percentage of net assets is 3.1%
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Nov. 2014	$ 60,600	3-month LIBOR	0.38%	$ (88)	$ 0	$ (88)
JPMorgan Chase, Inc.	Nov. 2014	42,200	3-month LIBOR	0.38%	(55)	0	(55)
Deutsche Bank AG	Nov. 2017	19,300	3-month LIBOR	0.83%	(32)	0	(32)
JPMorgan Chase, Inc.	Nov. 2017	13,400	3-month LIBOR	0.76%	30	0	30
Deutsche Bank AG	Nov. 2022	19,600	3-month LIBOR	1.76%	186	0	186
JPMorgan Chase, Inc.	Nov. 2022	12,800	3-month LIBOR	1.62%	301	0	301
JPMorgan Chase, Inc.	Jun. 2042	4,100	3-month LIBOR	2.44%	412	0	412
Deutsche Bank AG	Nov. 2042	11,700	3-month LIBOR	2.65%	643	0	643
JPMorgan Chase, Inc.	Nov. 2042	5,900	3-month LIBOR	2.46%	569	0	569
JPMorgan Chase, Inc.	Dec. 2042	47,921	3-month LIBOR	2.58%	3,411	0	3,411
TOTAL INTEREST RATE SWAPS					$ 5,377	$ 0	$ 5,377

Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $541,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$168,737,000 due 3/01/13 at 0.17%
Barclays Capital, Inc.	$ 417
Credit Agricole CIB New York Branch	74,395
Credit Suisse Securities (USA) LLC	18,599
Mizuho Securities USA, Inc.	46,497
Morgan Stanley & Co., Inc.	4,650
RBS Securities, Inc.	24,179
$ 168,737
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 12,563
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,395,601	$ 12,563	$ 244,064	$ 1,155,205	7.7%
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,226,603	$ -	$ 2,226,603	$ -
U.S. Government Agency - Mortgage Securities	1,148,403	-	1,148,403	-
Collateralized Mortgage Obligations	524,293	-	524,293	-
Commercial Mortgage Securities	257,003	-	257,003	-
Foreign Government and Government Agency Obligations	91,865	-	91,865	-
Fixed-Income Funds	1,155,205	1,155,205	-	-
Cash Equivalents	168,737	-	168,737	-
Purchased Swaptions	892	-	892	-
Total Investments in Securities:	$ 5,573,001	$ 1,155,205	$ 4,417,796	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 430	$ 430	$ -	$ -
Swap Agreements	5,552	-	5,552	-
Total Assets	$ 5,982	$ 430	$ 5,552	$ -
Liabilities
Swap Agreements	$ (175)	$ -	$ (175)	$ -
Total Other Derivative Instruments:	$ 5,807	$ 430	$ 5,377	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (305,914)	$ -	$ (305,914)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 430	$ -
Purchased Swaptions (b)	892	-
Swap Agreements (c)	5,552	(175)
Total Value of Derivatives	$ 6,874	$ (175)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is included in the Statement of Assets and Liabilities in the Investments, at value line-item.
(c) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $168,737) - See accompanying schedule: Unaffiliated issuers (cost $4,324,206)	$ 4,417,796
Fidelity Central Funds (cost $1,093,187)	1,155,205
Total Investments (cost $5,417,393)		$ 5,573,001
Cash		1
Receivable for investments sold		80,562
Receivable for TBA sale commitments		304,835
Receivable for fund shares sold		6,247
Interest receivable		13,920
Receivable for daily variation margin on futures contracts		26
Swap agreements, at value		5,552
Receivable from investment adviser for expense reductions		5
Other receivables		767
Total assets		5,984,916

Liabilities
Payable for investments purchased Regular delivery	$ 85,426
Delayed delivery	573,438
TBA sale commitments, at value	305,914
Payable for fund shares redeemed	7,599
Distributions payable	184
Swap agreements, at value	175
Accrued management fee	1,316
Distribution and service plan fees payable	219
Other affiliated payables	627
Other payables and accrued expenses	768
Total liabilities		975,666

Net Assets		$ 5,009,250
Net Assets consist of:
Paid in capital		$ 4,879,090
Distributions in excess of net investment income		(2,263)
Accumulated undistributed net realized gain (loss) on investments		(27,913)
Net unrealized appreciation (depreciation) on investments		160,336
Net Assets		$ 5,009,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($347,302 ÷ 32,892 shares)	$ 10.56

Maximum offering price per share (100/96.00 of $10.56)	$ 11.00
Class T: Net Asset Value and redemption price per share ($272,069 ÷ 25,770 shares)	$ 10.56

Maximum offering price per share (100/96.00 of $10.56)	$ 11.00
Class B: Net Asset Value and offering price per share ($17,396 ÷ 1,648 shares)A	$ 10.56

Class C: Net Asset Value and offering price per share ($90,120 ÷ 8,537 shares)A	$ 10.56

Government Income: Net Asset Value, offering price and redemption price per share ($3,976,054 ÷ 377,149 shares)	$ 10.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($306,309 ÷ 29,012 shares)	$ 10.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 32,829
Income from Fidelity Central Funds		12,563
Total income		45,392

Expenses
Management fee	$ 8,249
Transfer agent fees	2,965
Distribution and service plan fees	1,394
Fund wide operations fee	922
Independent trustees' compensation	10
Miscellaneous	7
Total expenses before reductions	13,547
Expense reductions	(12)	13,535
Net investment income (loss)		31,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,415
Fidelity Central Funds	9,094
Futures contracts	470
Swap agreements	107
Total net realized gain (loss)		25,086
Change in net unrealized appreciation (depreciation) on: Investment securities	(72,581)
Futures contracts	(1,184)
Swap agreements	5,362
Delayed delivery commitments	14
Total change in net unrealized appreciation (depreciation)		(68,389)
Net gain (loss)		(43,303)
Net increase (decrease) in net assets resulting from operations		$ (11,446)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,857	$ 84,003
Net realized gain (loss)	25,086	136,006
Change in net unrealized appreciation (depreciation)	(68,389)	23,049
Net increase (decrease) in net assets resulting from operations	(11,446)	243,058
Distributions to shareholders from net investment income	(31,150)	(81,217)
Distributions to shareholders from net realized gain	(159,024)	(130,853)
Total distributions	(190,174)	(212,070)
Share transactions - net increase (decrease)	(244,255)	58,002
Total increase (decrease) in net assets	(445,875)	88,990

Net Assets
Beginning of period	5,455,125	5,366,135
End of period (including distributions in excess of net investment income of $2,263 and distributions in excess of net investment income of $2,970, respectively)	$ 5,009,250	$ 5,455,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.051	.141	.015	.199	.242	.356	.402
Net realized and unrealized gain (loss)	(.089)	.327	.199	.108	.424	.466	.387
Total from investment operations	(.038)	.468	.214	.307	.666	.822	.789
Distributions from net investment income	(.050)	(.135)	(.014)	(.191)	(.231)	(.352)	(.399)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.372)	(.398)	(.014)	(.447)	(.596)	(.452)	(.399)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.35)%	4.39%	2.00%	2.94%	6.44%	8.03%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of fee waivers, if any	.78% A	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of all reductions	.78% A	.77%	.76% A	.77%	.77%	.77%	.80%
Net investment income (loss)	.97% A	1.30%	1.61% A	1.88%	2.28%	3.33%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 347	$ 380	$ 345	$ 329	$ 431	$ 437	$ 232
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.052	.143	.015	.201	.243	.357	.404
Net realized and unrealized gain (loss)	(.089)	.327	.209	.098	.425	.466	.387
Total from investment operations	(.037)	.470	.224	.299	.668	.823	.791
Distributions from net investment income	(.051)	(.137)	(.014)	(.193)	(.233)	(.353)	(.401)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.373)	(.400)	(.014)	(.449)	(.598)	(.453)	(.401)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.34)%	4.41%	2.10%	2.86%	6.45%	8.04%	7.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.76% A	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of all reductions	.76% A	.75%	.75% A	.76%	.76%	.76%	.78%
Net investment income (loss)	.99% A	1.32%	1.62% A	1.89%	2.29%	3.33%	3.90%
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 309	$ 286	$ 272	$ 335	$ 324	$ 236
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.012	.062	.008	.122	.164	.278	.329
Net realized and unrealized gain (loss)	(.089)	.328	.210	.098	.425	.467	.387
Total from investment operations	(.077)	.390	.218	.220	.589	.745	.716
Distributions from net investment income	(.011)	(.057)	(.008)	(.114)	(.154)	(.275)	(.326)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.333)	(.320)	(.008)	(.370)	(.519)	(.375)	(.326)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.72)%	3.64%	2.04%	2.10%	5.67%	7.25%	7.21%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.51% A	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.51% A	1.49%	1.49% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.23% A	.58%	.90% A	1.15%	1.55%	2.60%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 20	$ 26	$ 25	$ 38	$ 48	$ 41
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.011	.060	.008	.121	.163	.275	.326
Net realized and unrealized gain (loss)	(.079)	.318	.210	.098	.425	.468	.387
Total from investment operations	(.068)	.378	.218	.219	.588	.743	.713
Distributions from net investment income	(.010)	(.055)	(.008)	(.113)	(.153)	(.273)	(.323)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.332)	(.318)	(.008)	(.369)	(.518)	(.373)	(.323)
Net asset value, end of period	$ 10.56	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	(.63)%	3.53%	2.04%	2.09%	5.66%	7.23%	7.18%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of fee waivers, if any	1.53% A	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of all reductions	1.53% A	1.51%	1.50% A	1.51%	1.51%	1.51%	1.53%
Net investment income (loss)	.21% A	.56%	.88% A	1.14%	1.54%	2.58%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 90	$ 98	$ 95	$ 89	$ 118	$ 131	$ 71
Portfolio turnover rate G	189% A	222%	466% A, L	430%	355%	380% J	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Government Income

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.068	.175	.018	.233	.275	.390	.438
Net realized and unrealized gain (loss)	(.089)	.328	.199	.108	.415	.476	.378
Total from investment operations	(.021)	.503	.217	.341	.690	.866	.816
Distributions from net investment income	(.067)	(.170)	(.017)	(.225)	(.265)	(.386)	(.436)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.389)	(.433)	(.017)	(.481)	(.630)	(.486)	(.436)
Net asset value, end of period	$ 10.54	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Total Return B, C	(.20)%	4.73%	2.03%	3.27%	6.69%	8.49%	8.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	1.29% A	1.62%	1.91% A	2.20%	2.60%	3.65%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 3,976	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154
Portfolio turnover rate F	189% A	222%	466% A, K	430%	355%	380% I	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) D	.065	.169	.017	.225	.267	.385	.432
Net realized and unrealized gain (loss)	(.089)	.327	.210	.099	.425	.466	.388
Total from investment operations	(.024)	.496	.227	.324	.692	.851	.820
Distributions from net investment income	(.064)	(.163)	(.017)	(.218)	(.257)	(.381)	(.430)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.386)	(.426)	(.017)	(.474)	(.622)	(.481)	(.430)
Net asset value, end of period	$ 10.56	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C	(.22)%	4.66%	2.12%	3.10%	6.70%	8.32%	8.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of fee waivers, if any	.51% A	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of all reductions	.51% A	.51%	.52% A	.52%	.53%	.51%	.51%
Net investment income (loss)	1.23% A	1.56%	1.84% A	2.13%	2.52%	3.59%	4.17%
Supplemental Data
Net assets, end of period (in millions)	$ 306	$ 334	$ 344	$ 344	$ 284	$ 200	$ 750
Portfolio turnover rate F	189% A	222%	466% A, K	430%	355%	380% I	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Options Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 169,257
Gross unrealized depreciation	(13,134)
Net unrealized appreciation (depreciation) on securities and other investments	$ 156,123

Tax cost	$ 5,416,878

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 470	$ (1,184)
Purchased Options	-	164
Swap Agreements	107	5,362
Totals (a)	$ 577	$ 4,342

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to the market and to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $12,563 and $244,064, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 461	$ 14
Class T	-%	.25%	367	4
Class B	.65%	.25%	87	63
Class C	.75%	.25%	479	73
			$ 1,394	$ 154

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	3
Class B*	19
Class C*	13
$ 52

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 314.17
Class T	222.15
Class B	24.25
Class C	81.17
Government Income	2,075.10
Institutional Class	249.16
	$ 2,965

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $20.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 1,718	$ 4,604
Class T	1,393	3,815
Class B	20	124
Class C	89	506
Government Income	26,023	66,943
Institutional Class	1,907	5,225
Total	$ 31,150	$ 81,217
From net realized gain
Class A	$ 11,175	$ 8,696
Class T	8,673	7,112
Class B	596	622
Class C	2,876	2,398
Government Income	125,918	103,541
Institutional Class	9,786	8,484
Total	$ 159,024	$ 130,853

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	4,477	13,943	$ 47,922	$ 151,136
Reinvestment of distributions	1,130	1,130	12,021	12,251
Shares redeemed	(7,334)	(12,130)	(78,154)	(131,272)
Net increase (decrease)	(1,727)	2,943	$ (18,211)	$ 32,115
Class T
Shares sold	4,870	12,173	$ 52,029	$ 131,899
Reinvestment of distributions	932	991	9,916	10,739
Shares redeemed	(8,245)	(11,186)	(88,001)	(121,048)
Net increase (decrease)	(2,443)	1,978	$ (26,056)	$ 21,590
Class B
Shares sold	87	232	$ 941	$ 2,518
Reinvestment of distributions	45	54	477	581
Shares redeemed	(353)	(815)	(3,759)	(8,810)
Net increase (decrease)	(221)	(529)	$ (2,341)	$ (5,711)
Class C
Shares sold	1,029	3,034	$ 10,980	$ 32,891
Reinvestment of distributions	211	198	2,245	2,142
Shares redeemed	(1,686)	(2,929)	(17,928)	(31,631)
Net increase (decrease)	(446)	303	$ (4,703)	$ 3,402
Government Income
Shares sold	36,892	97,110	$ 392,571	$ 1,050,755
Reinvestment of distributions	13,802	15,159	146,734	164,066
Shares redeemed	(67,449)	(110,717)	(716,991)	(1,196,028)
Net increase (decrease)	(16,755)	1,552	$ (177,686)	$ 18,793
Institutional Class
Shares sold	6,402	14,768	$ 68,278	$ 159,980
Reinvestment of distributions	1,033	1,190	10,989	12,896
Shares redeemed	(8,874)	(17,084)	(94,525)	(185,063)
Net increase (decrease)	(1,439)	(1,126)	$ (15,258)	$ (12,187)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
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Fidelity® Intermediate
Government Income Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Actual	.45%	$ 1,000.00	$ 1,003.10	$ 2.23
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.56	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.7	0.7
0.01 - 0.99%	32.8	39.9
1 - 1.99%	14.2	9.4
2 - 2.99%	9.4	10.6
3 - 3.99%	14.5	9.9
4 - 4.99%	11.4	11.7
5 - 5.99%	8.2	8.3
6 - 6.99%	4.7	2.9
7% and above	1.9	1.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2013
6 months ago
Years	4.4	4.2*

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Amount has been restated to reflect adjustments to the maturities of certain securities used in the calculation of the WAM.
Duration as of February 28, 2013
6 months ago
Years	3.6	3.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013 **		As of August 31, 2012 ***
	Mortgage Securities 14.3%		Mortgage Securities 11.7%
	Corporate Bonds 0.0%		Corporate Bonds 0.4%
	CMOs and Other Mortgage Related Securities 21.5%		CMOs and Other Mortgage Related Securities 24.0%
	U.S. Treasury Obligations 57.2%		U.S. Treasury Obligations 54.8%
	U.S. Government Agency Obligations† 6.6%		U.S. Government Agency Obligations† 7.4%
	Foreign Government & Government Agency Obligations 1.8%		Foreign Government & Government Agency Obligations 1.7%
	Short-Term Investments and Net Other Assets (Liabilities)†† (1.4)%		Short-Term Investments and Net Other Assets (Liabilities) 0.0%
** Futures and Swaps	2.1%	*** Futures and Swaps	7.9%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

† Includes NCUA Guaranteed Notes.

†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 63.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.0%
Fannie Mae:
0.5% 5/27/15	$ 2,597	$ 2,605
0.5% 7/2/15	15,506	15,551
0.5% 3/30/16	4,812	4,815
Federal Home Loan Bank:
0.375% 11/27/13	1,505	1,507
0.875% 12/27/13	465	468
1% 6/21/17	3,190	3,224
Private Export Funding Corp. secured 4.974% 8/15/13	3,435	3,510
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	319	361
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		32,041
U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13	9,908	9,981
U.S. Treasury Obligations - 56.2%
U.S. Treasury Bonds:
2.75% 11/15/42	6,581	6,129
8.75% 5/15/17	14,750	19,760
U.S. Treasury Notes:
0.25% 12/15/14	10,000	10,004
0.25% 1/15/15	32,989	32,997
0.25% 7/15/15	3,394	3,391
0.25% 9/15/15	43,683	43,625
0.25% 10/15/15	15,622	15,598
0.25% 12/15/15	13,000	12,973
0.375% 11/15/14	15,000	15,038
0.375% 3/15/15	16,049	16,088
0.375% 11/15/15	13,000	13,021
0.375% 1/15/16	15,000	15,018
0.5% 7/31/17	8,199	8,148
0.75% 6/30/17	16,678	16,767
0.75% 10/31/17	8,204	8,225
0.75% 2/28/18	5,000	4,996
0.875% 1/31/18	21,771	21,904
0.875% 7/31/19	24,596	24,235
1% 9/30/16	10,511	10,711
1.25% 2/29/20	57,211	57,187
1.375% 11/30/15	941	968
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.625% 8/15/22	$ 16,243	$ 15,983
1.75% 7/31/15	3,168	3,279
1.875% 6/30/15	35,554	36,879
1.875% 10/31/17	1,923	2,027
2% 2/15/23	7,000	7,073
2.125% 5/31/15	352	367
2.375% 10/31/14	10,136	10,498
2.375% 7/31/17	12,000	12,908
2.375% 6/30/18	6,062	6,547
2.5% 3/31/15	7,000	7,327
2.5% 6/30/17	1,800	1,945
2.625% 2/29/16	12,000	12,810
3% 9/30/16	6,641	7,237
3% 2/28/17	26,424	28,978
3.125% 10/31/16	3,971	4,352
3.125% 1/31/17	27,081	29,798
3.5% 2/15/18	14,104	15,990
4.5% 5/15/17 (b)	1,369	1,591
4.625% 2/15/17	14,625	16,957
4.75% 8/15/17	12,139	14,335
TOTAL U.S. TREASURY OBLIGATIONS		593,664
Other Government Related - 3.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (c)	2,065	2,071
Series 2011-R1 Class 1A, 0.6577% 1/8/20 (NCUA Guaranteed) (c)	3,359	3,375
Series 2011-R4 Class 1A, 0.5877% 3/6/20 (NCUA Guaranteed) (c)	1,656	1,660
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,729
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust: - continued
2.35% 6/12/17 (NCUA Guaranteed)	$ 14,740	$ 15,705
3.45% 6/12/21 (NCUA Guaranteed)	12,000	13,337
TOTAL OTHER GOVERNMENT RELATED		37,877
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $657,028)		673,563
U.S. Government Agency - Mortgage Securities - 16.4%

Fannie Mae - 5.7%
2.207% 7/1/35 (c)	13	14
2.214% 2/1/33 (c)	30	32
2.239% 3/1/35 (c)	29	31
2.281% 12/1/34 (c)	25	26
2.302% 10/1/33 (c)	15	16
2.332% 3/1/35 (c)	17	19
2.333% 7/1/36 (c)	109	115
2.384% 2/1/36 (c)	63	67
2.415% 11/1/33 (c)	85	90
2.425% 3/1/35 (c)	4	5
2.441% 10/1/35 (c)	21	22
2.524% 10/1/33 (c)	26	28
2.559% 6/1/36 (c)	20	22
2.583% 1/1/35 (c)	144	153
2.605% 7/1/34 (c)	18	19
2.676% 6/1/47 (c)	82	89
2.691% 3/1/33 (c)	68	73
2.737% 2/1/37 (c)	262	279
2.741% 7/1/35 (c)	33	35
2.769% 11/1/36 (c)	175	188
2.781% 9/1/36 (c)	64	69
2.861% 5/1/36 (c)	28	30
3% 3/1/43 (a)	3,200	3,313
3% 3/1/43 (a)	10,900	11,286
3% 3/1/43 (a)	3,700	3,831
3% 3/1/43 (a)	1,900	1,967
3% 3/1/43 (a)	1,900	1,967
3% 3/1/43 (a)	1,700	1,760
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 3/1/43 (a)	$ 3,600	$ 3,727
3% 4/1/43 (a)	3,200	3,305
3% 4/1/43 (a)	3,700	3,822
3% 4/1/43 (a)	1,900	1,962
3% 4/1/43 (a)	1,900	1,962
3% 4/1/43 (a)	1,800	1,859
3% 4/1/43 (a)	1,800	1,859
3.017% 4/1/36 (c)	196	208
3.22% 8/1/35 (c)	404	433
3.476% 3/1/40 (c)	1,349	1,410
5% 1/1/22 to 9/1/22	2,559	2,782
5.5% 10/1/20 to 11/1/34	6,250	6,817
5.997% 3/1/37 (c)	24	25
6% 6/1/16 to 3/1/34	1,003	1,111
6.5% 6/1/16 to 8/1/36	3,422	3,883
7% 7/1/13 to 9/1/14	4	4
10.25% 10/1/18	2	2
11% 1/1/16	4	5
11.25% 5/1/14 to 1/1/16	9	9
11.5% 10/1/14 to 6/15/19	6	7
12.5% 12/1/13 to 7/1/16	23	24
13% 10/1/14	10	10
		60,772
Freddie Mac - 1.9%
2.104% 3/1/35 (c)	77	80
2.161% 6/1/33 (c)	157	165
2.21% 2/1/37 (c)	31	32
2.229% 3/1/37 (c)	21	23
2.355% 4/1/34 (c)	674	718
2.357% 5/1/37 (c)	47	50
2.362% 8/1/37 (c)	57	60
2.375% 5/1/37 (c)	35	37
2.382% 7/1/35 (c)	691	732
2.478% 6/1/37 (c)	17	18
2.528% 11/1/35 (c)	136	145
2.534% 2/1/36 (c)	7	7
2.574% 6/1/37 (c)	132	142
2.632% 7/1/35 (c)	194	207
2.656% 10/1/35 (c)	141	148
2.673% 7/1/35 (c)	162	175
2.696% 4/1/37 (c)	62	67
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.7% 10/1/36 (c)	$ 185	$ 197
2.735% 5/1/37 (c)	549	590
2.751% 5/1/37 (c)	291	312
2.97% 4/1/37 (c)	4	4
3.057% 7/1/36 (c)	59	64
3.134% 3/1/33 (c)	4	5
3.439% 10/1/35 (c)	30	32
4% 3/1/42 to 4/1/42	5,437	5,887
5.5% 11/1/18 to 7/1/35	8,069	8,739
6% 1/1/24	812	909
6.5% 12/1/21	215	239
9% 7/1/16	4	4
9.5% 7/1/16 to 8/1/21	75	83
10% 4/1/15 to 3/1/21	107	117
10.5% 1/1/21	1	2
11% 9/1/20	3	3
11.25% 6/1/14	11	11
11.5% 10/1/15 to 11/1/15	8	9
12% 4/1/13 to 11/1/19	3	3
12.5% 4/1/13 to 6/1/19	49	53
13% 12/1/13 to 5/1/17	4	4
14% 4/1/16	0*	0*
		20,073
Ginnie Mae - 8.8%
3.5% 11/20/42	2,401	2,574
4% 9/15/25	457	495
4.3% 8/20/61 (f)	1,092	1,217
4.5% 3/15/25 to 6/15/25	2,836	3,085
4.515% 3/20/62 (f)	4,221	4,790
4.53% 10/20/62 (f)	1,116	1,276
4.55% 5/20/62 (f)	8,605	9,786
4.556% 12/20/61 (f)	4,501	5,103
4.604% 3/20/62 (f)	2,524	2,872
4.626% 3/20/62 (f)	1,811	2,061
4.649% 2/20/62 (f)	724	825
4.65% 3/20/62 (f)	1,667	1,900
4.682% 2/20/62 (f)	951	1,083
4.684% 1/20/62 (f)	5,661	6,439
4.804% 3/20/61 (f)	3,023	3,411
4.834% 3/20/61 (f)	5,322	6,015
5.612% 4/20/58 (f)	1,950	2,073
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 6/15/36 to 12/20/38	$ 17,074	$ 19,259
6.5% 8/20/38 to 9/20/38	15,868	18,066
8% 12/15/23	161	186
8.5% 6/15/16 to 2/15/17	2	2
10.5% 9/15/15 to 10/15/21	213	237
11% 5/20/16 to 1/20/21	22	24
13% 10/15/13	0*	0*
13.25% 8/15/14	1	1
13.5% 12/15/14	1	1
		92,781
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $171,212)		173,626
Collateralized Mortgage Obligations - 16.3%

U.S. Government Agency - 16.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.4% 4/25/24 (c)	1,179	1,193
Series 2001-38 Class QF, 1.1817% 8/25/31 (c)	211	215
Series 2002-60 Class FV, 1.2017% 4/25/32 (c)	53	54
Series 2002-74 Class FV, 0.6517% 11/25/32 (c)	2,162	2,172
Series 2002-75 Class FA, 1.2017% 11/25/32 (c)	108	110
Series 2008-76 Class EF, 0.7017% 9/25/23 (c)	705	707
Series 2010-15 Class FJ, 1.1317% 6/25/36 (c)	3,862	3,938
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,662	1,785
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	25	27
Series 2002-16 Class PG, 6% 4/25/17	254	270
Series 2002-9 Class PC, 6% 3/25/17	18	20
Series 2003-28 Class KG, 5.5% 4/25/23	649	727
Series 2004-80 Class LD, 4% 1/25/19	348	355
Series 2005-19 Class PA, 5.5% 7/25/34	1,283	1,415
Series 2005-27 Class NE, 5.5% 5/25/34	1,170	1,282
Series 2005-52 Class PB, 6.5% 12/25/34	163	172
Series 2005-64 Class PX, 5.5% 6/25/35	1,240	1,382
Series 2010-44 Class FM, 5% 5/25/40	1,560	1,788
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	70	74
Series 2002-57 Class BD, 5.5% 9/25/17	65	70
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2003-117 Class MD, 5% 12/25/23	$ 617	$ 672
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,239
Series 2004-91 Class Z, 5% 12/25/34	2,204	2,504
Series 2005-47 Class HK, 4.5% 6/25/20	1,790	1,917
Series 2009-14 Class EB, 4.5% 3/25/24	1,800	1,927
Series 2009-59 Class HB, 5% 8/25/39	960	1,072
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,884
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	2,199	325
Series 2010-39 Class FG, 1.1217% 3/25/36 (c)	2,252	2,299
Series 2011-67 Class AI, 4% 7/25/26 (d)	730	73
Freddie Mac:
floater:
Series 2526 Class FC, 0.6012% 11/15/32 (c)	359	360
Series 2630 Class FL, 0.7012% 6/15/18 (c)	22	22
Series 2711 Class FC, 1.1012% 2/15/33 (c)	1,493	1,516
floater planned amortization class Series 2770 Class FH, 0.6012% 3/15/34 (c)	1,087	1,090
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	1,790	1,878
Series 2356 Class GD, 6% 9/15/16	74	79
Series 2376 Class JE, 5.5% 11/15/16	66	70
Series 2381 Class OG, 5.5% 11/15/16	39	41
Series 2425 Class JH, 6% 3/15/17	88	94
Series 2640 Class GE, 4.5% 7/15/18	2,592	2,731
Series 2672 Class MG, 5% 9/15/23	1,630	1,879
Series 2695 Class DG, 4% 10/15/18	1,387	1,455
Series 2802 Class OB, 6% 5/15/34	1,355	1,551
Series 2810 Class PD, 6% 6/15/33	303	313
Series 3415 Class PC, 5% 12/15/37	554	602
Series 3741 Class YU, 3.5% 11/15/22	2,845	2,986
Series 3763 Class QA, 4% 4/15/34	1,024	1,088
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,060	1,155
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,026	1,150
Series 2145 Class MZ, 6.5% 4/15/29	1,517	1,723
Series 2357 Class ZB, 6.5% 9/15/31	777	882
Series 2582 Class CG, 4% 11/15/17	1,057	1,069
Series 2877 Class ZD, 5% 10/15/34	2,849	3,178
Series 2998 Class LY, 5.5% 7/15/25	295	341
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer: - continued
Series 3007 Class EW, 5.5% 7/15/25	$ 1,125	$ 1,316
Series 3013 Class VJ, 5% 1/15/14	320	325
Series 3277 Class B, 4% 2/15/22	1,200	1,307
Series 3578, Class B, 4.5% 9/15/24	1,820	1,975
Series 3659 Class EJ 3% 6/15/18	1,324	1,366
Series 3675 Class CA, 3% 4/15/20	10,049	10,335
Series 2715 Class NG, 4.5% 12/15/18	890	952
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.7047% 7/20/37 (c)	632	636
Series 2008-2 Class FD, 0.6847% 1/20/38 (c)	166	167
Series 2009-108 Class CF, 0.8017% 11/16/39 (c)	833	840
Series 2009-116 Class KF, 0.7317% 12/16/39 (c)	728	733
Series 2010-9 Class FA, 0.7217% 1/16/40 (c)	1,078	1,085
Series 2010-H17 Class FA, 0.5337% 7/20/60 (c)(f)	3,668	3,650
Series 2010-H18 Class AF, 0.5077% 9/20/60 (c)(f)	3,736	3,718
Series 2010-H19 Class FG, 0.5077% 8/20/60 (c)(f)	4,917	4,893
Series 2010-H27 Series FA, 0.5877% 12/20/60 (c)(f)	1,133	1,132
Series 2011-H05 Class FA, 0.7077% 12/20/60 (c)(f)	2,397	2,409
Series 2011-H07 Class FA, 0.7077% 2/20/61 (c)(f)	4,010	4,029
Series 2011-H12 Class FA, 0.6977% 2/20/61 (c)(f)	4,902	4,923
Series 2011-H13 Class FA, 0.7077% 4/20/61 (c)(f)	2,003	2,012
Series 2011-H14:
Class FB, 0.7077% 5/20/61 (c)(f)	2,200	2,212
Class FC, 0.7077% 5/20/61 (c)(f)	2,182	2,193
Series 2011-H17 Class FA, 0.7377% 6/20/61 (c)(f)	2,757	2,773
Series 2011-H21 Class FA, 0.8077% 10/20/61 (c)(f)	2,781	2,807
Series 2012-H01 Class FA, 0.9077% 11/20/61 (c)(f)	2,243	2,276
Series 2012-H03 Class FA, 0.9077% 1/20/62 (c)(f)	1,354	1,374
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H06 Class FA, 0.8377% 1/20/62 (c)(f)	$ 2,113	$ 2,136
Series 2012-H07 Class FA, 0.8377% 3/20/62 (c)(f)	1,245	1,260
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	644	660
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	471	482
Series 2010-99 Class PT, 3.5% 8/20/33	566	581
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	1,165	227
Series 2011-68 Class EC, 3.5% 4/20/41	2,223	2,389
Series 2011-79 Class PO, 0% 6/20/40 (e)	3,646	3,152
Series 1999-18 Class Z, 6.25% 5/16/29	2,417	2,790
Series 2010-42 Class OP, 0% 4/20/40 (e)	4,799	4,172
Series 2010-H13 Class JA, 5.46% 10/20/59 (f)	10,191	11,176
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	4,453	5,073
Series 2010-H17 Class XP, 5.3018% 7/20/60 (c)(f)	6,020	6,845
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(f)	4,429	5,016
Series 2012-64 Class KB, 3.1913% 5/20/41 (c)	895	969
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $169,353)		172,287
Commercial Mortgage Securities - 5.2%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	4,510	4,705
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (c)	3,829	3,826
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,260	1,294
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19	7,320	7,481
Series K011 Class A2, 4.084% 11/25/20	780	887
Series K014 Class A2, 3.871% 4/25/21	1,920	2,158
Series K015 Class A2, 3.23% 7/25/21	3,410	3,675
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	6,170
Series K009 Class A2, 3.808% 8/25/20	6,820	7,665
Series K017 Class A2, 2.873% 12/25/21	6,140	6,450
Series K710 Class A2, 1.883% 5/25/19	3,433	3,507
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
Series K501 Class A2, 1.655% 11/25/16	$ 2,080	$ 2,136
Series K706 Class A2, 2.323% 10/25/18	5,140	5,388
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,483)		55,342
Foreign Government and Government Agency Obligations - 1.8%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	3,897	5,073
5.5% 12/4/23	10,700	13,951
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,747)		19,024
Cash Equivalents - 0.2%
Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) # (Cost $1,678)	$ 1,678	1,678
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.1175% and pay a floating rate based on 3-month LIBOR expiring May 2023	5/7/13	$ 5,588	$ 88
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.144% and pay a floating rate based on 3-month LIBOR expiring May 2023	5/13/13	5,714	100
TOTAL PURCHASED SWAPTIONS (Cost $154)			188
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,070,655)		1,095,708
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(38,946)
NET ASSETS - 100%		$ 1,056,762
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (3,200)	(3,313)
3% 3/1/43	(3,700)	(3,831)
3% 3/1/43	(1,900)	(1,967)
3% 3/1/43	(1,900)	(1,967)
3% 3/1/43	(1,800)	(1,864)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 3/1/43	$ (1,800)	$ (1,864)
3% 3/1/43	(3,600)	(3,727)
TOTAL FANNIE MAE		(18,533)
Ginnie Mae
3.5% 3/1/43	(2,400)	(2,571)
TOTAL TBA SALE COMMITMENTS (Proceeds $21,035)		$ (21,104)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
233 CBOT 2 Year U.S. Treasury Note Contracts	June 2013	$ 51,369	$ 54
8 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2013	1,264	12
TOTAL TREASURY CONTRACTS		$ 52,633	$ 66

The face value of futures purchased as a percentage of net assets is 5%
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse	Nov. 2014	$ 5,900	3-month LIBOR	0.37%	$ (7)	$ 0	$ (7)
JPMorgan Chase, Inc.	Nov. 2014	5,000	3-month LIBOR	0.38%	(7)	0	(7)
Swap Agreements - continued
Interest Rate Swaps - continued
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse	Nov. 2017	$ 1,700	3-month LIBOR	0.78%	$ 3	$ 0	$ 3
JPMorgan Chase, Inc.	Nov. 2017	1,400	3-month LIBOR	0.82%	(2)	0	(2)
Credit Suisse	Nov. 2022	1,600	3-month LIBOR	1.67%	31	0	31
JPMorgan Chase, Inc.	Nov. 2022	1,300	3-month LIBOR	1.75%	13	0	13
JPMorgan Chase, Inc.	Jun. 2042	900	3-month LIBOR	2.44%	90	0	90
Credit Suisse	Nov. 2042	800	3-month LIBOR	2.53%	65	0	65
JPMorgan Chase, Inc.	Nov. 2042	700	3-month LIBOR	2.63%	42	0	42
JPMorgan Chase, Inc.	Dec. 2042	10,137	3-month LIBOR	2.58%	721	0	721
TOTAL INTEREST RATE SWAPS					$ 949	$ 0	$ 949

* Amount represents less than $1,000
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $93,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,678,000 due 3/01/13 at 0.17%
Barclays Capital, Inc.	$ 4
Credit Agricole CIB New York Branch	741
Credit Suisse Securities (USA) LLC	185
Mizuho Securities USA, Inc.	462
Morgan Stanley & Co., Inc.	46
RBS Securities, Inc.	240
$ 1,678
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 673,563	$ -	$ 673,563	$ -
U.S. Government Agency - Mortgage Securities	173,626	-	173,626	-
Collateralized Mortgage Obligations	172,287	-	172,287	-
Commercial Mortgage Securities	55,342	-	55,342	-
Foreign Government and Government Agency Obligations	19,024	-	19,024	-
Cash Equivalents	1,678	-	1,678	-
Purchased Swaptions	188	-	188	-
Total Investments in Securities:	$ 1,095,708	$ -	$ 1,095,708	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 66	$ 66	$ -	$ -
Swap Agreements	965	-	965	-
Total Assets	$ 1,031	$ 66	$ 965	$ -
Liabilities
Swap Agreements	$ (16)	$ -	$ (16)	$ -
Total Other Derivative Instruments:	$ 1,015	$ 66	$ 949	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (21,104)	$ -	$ (21,104)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 66	$ -
Purchased Swaptions (b)	188	-
Swap Agreements (c)	965	(16)
Total Value of Derivatives	$ 1,219	$ (16)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is included in the Statement of Assets and Liabilities in the Investments, at value line-item.
(c) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,678) - See accompanying schedule: Unaffiliated issuers (cost $1,070,655)		$ 1,095,708
Cash		1
Receivable for investments sold, regular delivery		23,761
Receivable for TBA sale commitments		21,035
Receivable for fund shares sold		500
Interest receivable		2,861
Receivable for daily variation margin on futures contracts		5
Swap agreements, at value		965
Receivable from investment adviser for expense reductions		2
Total assets		1,144,838

Liabilities
Payable for investments purchased Regular delivery	$ 22,671
Delayed delivery	42,508
TBA sale commitments, at value	21,104
Payable for fund shares redeemed	1,291
Distributions payable	85
Swap agreements, at value	16
Accrued management fee	278
Other affiliated payables	123
Total liabilities		88,076

Net Assets		$ 1,056,762
Net Assets consist of:
Paid in capital		$ 1,031,028
Undistributed net investment income		146
Accumulated undistributed net realized gain (loss) on investments		(410)
Net unrealized appreciation (depreciation) on investments		25,998
Net Assets, for 97,437 shares outstanding		$ 1,056,762
Net Asset Value, offering price and redemption price per share ($1,056,762 ÷ 97,437 shares)		$ 10.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 8,132

Expenses
Management fee	$ 1,730
Transfer agent fees	550
Fund wide operations fee	193
Independent trustees' compensation	2
Miscellaneous	3
Total expenses before reductions	2,478
Expense reductions	(3)	2,475
Net investment income (loss)		5,657
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,359
Futures contracts	152
Swap agreements	6
Total net realized gain (loss)		2,517
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,493)
Futures contracts	(174)
Swap agreements	945
Delayed delivery commitments	135
Total change in net unrealized appreciation (depreciation)		(5,587)
Net gain (loss)		(3,070)
Net increase (decrease) in net assets resulting from operations		$ 2,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,657	$ 13,526
Net realized gain (loss)	2,517	23,697
Change in net unrealized appreciation (depreciation)	(5,587)	(6,611)
Net increase (decrease) in net assets resulting from operations	2,587	30,612
Distributions to shareholders from net investment income	(5,836)	(13,631)
Distributions to shareholders from net realized gain	(21,882)	(20,299)
Total distributions	(27,718)	(33,930)
Share transactions Proceeds from sales of shares	53,083	143,185
Reinvestment of distributions	25,256	30,880
Cost of shares redeemed	(128,370)	(244,906)
Net increase (decrease) in net assets resulting from share transactions	(50,031)	(70,841)
Total increase (decrease) in net assets	(75,162)	(74,159)

Net Assets
Beginning of period	1,131,924	1,206,083
End of period (including undistributed net investment income of $146 and undistributed net investment income of $325, respectively)	$ 1,056,762	$ 1,131,924
Other Information Shares
Sold	4,866	13,011
Issued in reinvestment of distributions	2,319	2,804
Redeemed	(11,786)	(22,273)
Net increase (decrease)	(4,601)	(6,458)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 E	2011 G	2010 G	2009 G	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 11.12	$ 10.97	$ 11.10	$ 10.80	$ 10.36	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.056	.128	.013	.171	.214	.278	.398
Net realized and unrealized gain (loss)	(.022)	.159	.151	.155	.423	.439	.413
Total from investment operations	.034	.287	.164	.326	.637	.717	.811
Distributions from net investment income	(.058)	(.129)	(.014)	(.172)	(.212)	(.277)	(.421)
Distributions from net realized gain	(.216)	(.188)	-	(.284)	(.125)	-	-
Total distributions	(.274)	(.317)	(.014)	(.456)	(.337)	(.277)	(.421)
Net asset value, end of period	$ 10.85	$ 11.09	$ 11.12	$ 10.97	$ 11.10	$ 10.80	$ 10.36
Total Return B, C	.31%	2.63%	1.49%	3.04%	6.02%	6.98%	8.24%
Ratios to Average Net Assets F
Expenses before reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	1.04% A	1.16%	1.37% A	1.57%	1.98%	2.59%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 1,057	$ 1,132	$ 1,206	$ 1,191	$ 1,417	$ 1,563	$ 974
Portfolio turnover rate	163% A	198%	258% A	339%	227%	305%	318%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,336
Gross unrealized depreciation	(1,170)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,166

Tax cost	$ 1,070,542

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 152	$ (174)
Purchased Options	-	34
Swap Agreements	6	945
Total Interest Rate Risk	158	805
Totals (a)	$ 158	$ 805

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The

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3. Derivative Instruments - continued

Futures Contracts - continued

Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to the market and to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $0 and $4,389, respectively.

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5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $3.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

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On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
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Fidelity Distributors Corporation

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Fidelity Investments Institutional
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Fidelity®

Total Bond

Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.81%
Actual		$ 1,000.00	$ 1,009.60	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class T	.77%
Actual		$ 1,000.00	$ 1,008.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.48%
Actual		$ 1,000.00	$ 1,006.20	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,017.46	$ 7.40
Class C	1.52%
Actual		$ 1,000.00	$ 1,006.10	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Total Bond	.45%
Actual		$ 1,000.00	$ 1,011.40	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,011.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations 55.9%	U.S. Government and U.S. Government Agency Obligations 59.2%
AAA 2.9%	AAA 4.2%
AA 2.5%	AA 2.0%
A 7.7%	A 5.5%
BBB 17.4%	BBB 14.0%
BB and Below 9.1%	BB and Below 8.2%
Not Rated 1.1%	Not Rated 0.6%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.3%	Short-Term Investments and Net Other Assets (Liabilities) 6.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	6.9	6.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	4.9	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013 *	As of August 31, 2012 **
Corporate Bonds 27.2%	Corporate Bonds 22.2%
U.S. Government and U.S. Government Agency Obligations 55.9%	U.S. Government and U.S. Government Agency Obligations 59.2%
Asset-Backed Securities 0.7%	Asset-Backed Securities 1.7%
CMOs and Other Mortgage Related Securities 6.1%	CMOs and Other Mortgage Related Securities 5.3%
Municipal Bonds 1.7%	Municipal Bonds 0.6%
Stocks 0.1%	Stocks 0.1%
Other Investments 5.0%	Other Investments 4.7%
Short-Term Investments and Net Other Assets (Liabilities) 3.3%	Short-Term Investments and Net Other Assets (Liabilities) 6.2%

* Foreign investments	5.7%	** Foreign investments	5.1%
* Futures and Swaps	(0.4)%	** Futures and Swaps	(0.3)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Corporate Bonds - 27.1%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		$ 2,900,000	$ 2,898,550
Nonconvertible Bonds - 27.1%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 6.25% 3/15/21		2,180,000	2,196,350
Continental Rubber of America Corp. 4.5% 9/15/19 (f)		1,230,000	1,245,375
Dana Holding Corp. 6.5% 2/15/19		2,080,000	2,236,000
Delphi Corp.:
5% 2/15/23		12,405,000	12,916,706
5.875% 5/15/19		1,685,000	1,802,950
JB Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	1,995,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		600,000	613,500
Tenneco, Inc. 6.875% 12/15/20		1,505,000	1,644,213
TRW Automotive, Inc. 4.5% 3/1/21 (f)		1,805,000	1,829,909
			26,480,003
Automobiles - 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		2,560,000	2,806,400
8.25% 6/15/21		4,035,000	4,458,675
			7,265,075
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc. 7.5% 4/15/21		4,270,000	4,568,900
FelCor Lodging LP:
5.625% 3/1/23 (f)		135,000	135,837
6.75% 6/1/19		475,000	510,328
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,847,550
MCE Finance Ltd. 5% 2/15/21 (f)		1,915,000	1,915,000
MGM Mirage, Inc.:
6.625% 12/15/21		1,405,000	1,450,663
7.5% 6/1/16		4,130,000	4,543,000
7.625% 1/15/17		2,355,000	2,596,388
8.625% 2/1/19		1,960,000	2,244,200
11.375% 3/1/18		1,845,000	2,315,475
NCL Corp. Ltd. 5% 2/15/18 (f)		2,890,000	2,875,550
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,429,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		$ 1,665,000	$ 1,694,138
7.25% 3/15/18		465,000	532,425
7.5% 10/15/27		1,885,000	2,139,475
yankee 7.25% 6/15/16		3,985,000	4,503,050
Times Square Hotel Trust 8.528% 8/1/26 (f)		832,294	1,119,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		1,535,000	1,604,075
7.75% 8/15/20		780,000	869,700
			40,895,066
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,689,213
4.375% 9/15/22		865,000	854,188
4.75% 2/15/23		560,000	557,200
Lennar Corp.:
4.125% 12/1/18 (f)		1,685,000	1,663,938
4.75% 11/15/22 (f)		1,400,000	1,354,500
6.95% 6/1/18		4,640,000	5,191,000
12.25% 6/1/17		1,135,000	1,512,388
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,305,525
7.875% 8/15/19		1,760,000	1,944,800
8.5% 5/15/18 (e)		1,915,000	2,015,538
9.875% 8/15/19		2,460,000	2,693,700
Standard Pacific Corp.:
8.375% 5/15/18		6,495,000	7,647,863
8.375% 1/15/21		880,000	1,042,800
10.75% 9/15/16		2,370,000	2,950,650
			35,423,303
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		1,130,000	1,127,175
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20		1,890,000	2,112,075
10.125% 7/1/20		785,000	916,488
			4,155,738
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (f)		$ 1,055,000	$ 1,055,000
Media - 1.8%
AMC Networks, Inc. 4.75% 12/15/22		1,135,000	1,126,488
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	678,771
Cablevision Systems Corp.:
5.875% 9/15/22		2,280,000	2,211,600
7.75% 4/15/18		1,275,000	1,402,500
8.625% 9/15/17		3,505,000	4,065,800
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		925,000	904,188
5.25% 3/15/21 (f)(h)		820,000	820,000
5.75% 9/1/23 (f)(h)		565,000	565,000
6.5% 4/30/21		6,485,000	6,906,525
7% 1/15/19		8,610,000	9,277,275
7.875% 4/30/18		865,000	923,388
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		1,585,000	1,636,513
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)		1,275,000	1,332,375
6.5% 11/15/22 (f)		1,525,000	1,605,063
Comcast Corp.:
4.65% 7/15/42		16,692,000	17,358,428
4.95% 6/15/16		2,344,000	2,645,363
5.15% 3/1/20		435,000	513,571
5.7% 5/15/18		14,629,000	17,607,625
6.4% 3/1/40		432,000	557,417
6.45% 3/15/37		2,196,000	2,818,617
COX Communications, Inc.:
3.25% 12/15/22 (f)		4,795,000	4,821,200
4.625% 6/1/13		4,467,000	4,512,787
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,572,345
6.35% 6/1/40		6,392,000	7,792,385
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		370,000	407,000
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,728,235
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC: - continued
5.15% 4/30/20		$ 11,614,000	$ 13,790,289
6.4% 4/30/40		18,278,000	23,497,356
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,403,526
News America, Inc.:
6.15% 3/1/37		4,759,000	5,663,876
6.15% 2/15/41		11,572,000	14,113,130
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)		1,100,000	1,086,250
7.75% 10/15/18		2,770,000	3,060,850
Quebecor Media, Inc.:
5.75% 1/15/23 (f)		2,505,000	2,567,625
7.75% 3/15/16		2,392,000	2,433,860
7.75% 3/15/16		1,345,000	1,368,538
Starz LLC/Starz Finance Corp. 5% 9/15/19 (f)		1,540,000	1,574,650
Time Warner Cable, Inc.:
4.5% 9/15/42		10,589,000	9,645,626
6.2% 7/1/13		2,898,000	2,948,999
6.75% 7/1/18		13,763,000	16,853,372
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,283,004
5.875% 11/15/16		368,000	429,167
6.2% 3/15/40		11,792,000	13,963,473
6.5% 11/15/36		9,243,000	11,145,792
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,566,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)		785,000	790,888
7.5% 3/15/19 (f)		660,000	719,400
Univision Communications, Inc.:
6.875% 5/15/19 (f)		2,680,000	2,867,600
8.5% 5/15/21 (f)		3,480,000	3,793,200
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		995,000	1,092,013
Viacom, Inc. 4.375% 3/15/43 (f)		2,063,000	1,922,435
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		1,400,000	1,463,000
			248,834,378
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Claire's Stores, Inc. 9% 3/15/19 (f)		$ 1,825,000	$ 2,016,625
J. Crew Group, Inc. 8.125% 3/1/19		2,604,000	2,792,790
Jaguar Land Rover PLC 5.625% 2/1/23 (f)		1,220,000	1,250,500
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)		3,100,000	3,421,470
			9,481,385
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,706,250
TOTAL CONSUMER DISCRETIONARY			376,296,198
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17		2,703,000	2,752,997
FBG Finance Ltd. 5.125% 6/15/15 (f)		3,662,000	4,002,335
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	357,079
6.375% 6/15/14		3,374,000	3,609,094
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,300,716
2.75% 4/1/23 (f)		7,651,000	7,457,047
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,920,747
			36,400,015
Food & Staples Retailing - 0.2%
ESAL GmbH 6.25% 2/5/23 (f)		1,090,000	1,079,100
Rite Aid Corp.:
9.25% 3/15/20		10,360,000	11,642,050
9.5% 6/15/17		4,960,000	5,208,000
Walgreen Co. 1.8% 9/15/17		5,971,000	6,057,257
			23,986,407
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (f)		635,000	707,231
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,665,115
3.2% 1/25/23		5,362,000	5,351,056
4.65% 1/25/43		5,972,000	5,994,628
Gruma SAB de CV 7.75% (Reg. S) (g)		1,385,000	1,398,850
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (f)		1,400,000	1,508,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20		$ 10,631,000	$ 12,680,997
6.125% 2/1/18		10,623,000	12,810,106
6.5% 8/11/17		10,238,000	12,391,737
6.5% 2/9/40		2,564,000	3,356,732
6.75% 2/19/14		540,000	570,639
MHP SA 10.25% 4/29/15 (f)		560,000	593,600
Post Holdings, Inc. 7.375% 2/15/22		1,445,000	1,560,600
			63,589,791
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,390,816
4.25% 8/9/42		9,573,000	9,145,355
9.7% 11/10/18		7,983,000	11,143,023
Philip Morris International, Inc. 4.875% 5/16/13		9,347,000	9,432,946
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,329,097
4.75% 11/1/42		11,385,000	11,143,126
6.75% 6/15/17		3,719,000	4,490,771
7.25% 6/15/37		5,056,000	6,613,733
			68,688,867
TOTAL CONSUMER STAPLES			192,665,080
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,300,950
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	11,999,913
5.35% 3/15/20 (f)		8,816,000	9,718,035
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,622,912
5% 10/1/21		7,366,000	8,223,204
6.5% 4/1/20		738,000	891,857
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		1,582,000	1,661,100
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,681,206
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc.:
2% 10/1/17		$ 1,803,000	$ 1,818,827
3.45% 10/1/22		3,267,000	3,315,525
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,502,550
Offshore Group Investment Ltd. 7.5% 11/1/19 (f)		1,450,000	1,489,875
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,402,600
Petroleum Geo-Services ASA 7.375% 12/15/18 (f)		2,245,000	2,469,500
Precision Drilling Corp.:
6.5% 12/15/21		170,000	180,200
6.625% 11/15/20		1,890,000	2,003,400
SESI LLC 7.125% 12/15/21		2,980,000	3,307,800
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,435,549
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,228,687
5.15% 3/15/13		2,840,000	2,843,167
			82,096,857
Oil, Gas & Consumable Fuels - 3.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		985,000	972,688
Afren PLC 11.5% 2/1/16 (f)		720,000	840,600
Alpha Natural Resources, Inc.:
6% 6/1/19		1,320,000	1,197,900
6.25% 6/1/21		130,000	115,375
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	557,695
6.375% 9/15/17		19,790,000	23,634,584
Antero Resources Finance Corp.:
6% 12/1/20 (f)		2,950,000	3,045,875
7.25% 8/1/19		1,080,000	1,161,000
9.375% 12/1/17		2,915,000	3,184,638
Apache Corp. 4.75% 4/15/43		9,180,000	9,513,179
Chesapeake Energy Corp.:
6.125% 2/15/21		6,045,000	6,407,700
6.875% 11/15/20		1,195,000	1,314,500
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	718,250
6.125% 7/15/22		1,240,000	1,323,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips:
4.6% 1/15/15		$ 10,000,000	$ 10,751,140
5.75% 2/1/19		2,930,000	3,586,821
CONSOL Energy, Inc. 8% 4/1/17		1,095,000	1,190,813
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		800,000	834,000
DCP Midstream Operating LP 2.5% 12/1/17		5,924,000	5,990,373
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,639,490
DTEK Finance BV 9.5% 4/28/15 (f)		600,000	618,000
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,660,781
6.45% 11/3/36 (f)		13,741,000	15,443,922
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,349,421
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,100,465
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,800,607
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	519,564
5.65% 4/1/13		697,000	699,318
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		1,245,000	1,344,600
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		3,015,000	3,429,563
Forest Oil Corp. 7.5% 9/15/20 (f)		2,050,000	2,198,625
Frontier Oil Corp. 6.875% 11/15/18		305,000	328,638
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		550,000	574,750
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	258,963
Indo Energy Finance II BV 6.375% 1/24/23 (f)		610,000	631,350
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		850,000	1,003,000
7% 5/5/20 (f)		1,385,000	1,677,651
9.125% 7/2/18 (f)		1,605,000	2,052,474
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		1,165,000	1,188,300
6.5% 5/15/19		3,790,000	3,913,175
8.625% 4/15/20		2,685,000	2,970,281
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,850,347
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	11,295,453
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		4,187,000	5,028,327
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Motiva Enterprises LLC: - continued
6.85% 1/15/40 (f)		$ 5,937,000	$ 8,000,404
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,997,550
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,399,625
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,225,503
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		1,480,000	1,546,600
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		1,255,000	1,138,913
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,351,000	1,553,650
Pan American Energy LLC 7.875% 5/7/21 (f)		1,155,000	1,045,275
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		1,310,000	1,424,625
Peabody Energy Corp. 6.25% 11/15/21		2,575,000	2,678,000
Pemex Project Funding Master Trust:
5.75% 3/1/18		515,000	593,538
6.625% 6/15/35		870,000	1,039,650
Petro-Canada 6.05% 5/15/18		3,850,000	4,651,666
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,654,574
5.375% 1/27/21		20,589,000	22,476,764
5.75% 1/20/20		6,930,000	7,692,750
6.875% 1/20/40		570,000	662,625
7.875% 3/15/19		10,517,000	12,874,859
8.375% 12/10/18		775,000	970,416
Petroleos de Venezuela SA:
4.9% 10/28/14		3,070,000	2,939,525
5.375% 4/12/27		985,000	716,588
5.5% 4/12/37		400,000	283,000
8.5% 11/2/17 (f)		7,550,000	7,493,375
9% 11/17/21 (Reg. S)		830,000	805,100
9.75% 5/17/35 (f)		1,065,000	1,051,688
12.75% 2/17/22 (f)		2,755,000	3,202,688
Petroleos Mexicanos:
3.5% 1/30/23 (f)		10,045,000	9,844,100
4.875% 1/24/22		12,142,000	13,337,987
5.5% 1/21/21		12,069,000	13,800,902
5.5% 6/27/44		13,862,000	14,173,895
6% 3/5/20		1,008,000	1,185,408
6.5% 6/2/41		14,180,000	16,696,950
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.625% (f)(g)		$ 2,730,000	$ 2,880,150
8% 5/3/19		420,000	537,600
Phillips 66:
4.3% 4/1/22		12,618,000	13,907,938
5.875% 5/1/42		10,804,000	12,853,638
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,501,775
3.95% 9/15/15		5,869,000	6,317,210
6.125% 1/15/17		6,185,000	7,236,574
PT Adaro Indonesia 7.625% 10/22/19 (f)		350,000	384,125
PT Pertamina Persero:
4.875% 5/3/22 (f)		845,000	893,588
5.25% 5/23/21 (f)		815,000	886,313
6% 5/3/42 (f)		845,000	883,025
6.5% 5/27/41 (f)		1,000,000	1,102,500
Samson Investment Co. 9.75% 2/15/20 (f)		2,855,000	3,026,300
Southeast Supply Header LLC 4.85% 8/15/14 (f)		367,000	381,078
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	361,574
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,874,199
4.6% 6/15/21		2,694,000	2,876,481
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		1,180,000	1,200,650
6.375% 8/1/22		560,000	610,400
6.875% 2/1/21		685,000	746,650
7.875% 10/15/18		2,205,000	2,414,475
Tesoro Corp. 4.25% 10/1/17		475,000	494,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		160,000	166,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		4,317,000	4,476,729
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,698,397
Williams Partners LP 4.125% 11/15/20		2,399,000	2,585,863
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,145,000	1,213,700
			431,587,421
TOTAL ENERGY			513,684,278
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - 10.7%
Capital Markets - 1.2%
BlackRock, Inc. 4.25% 5/24/21		$ 5,000,000	$ 5,617,080
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	19,473,478
5.625% 1/15/17		3,200,000	3,598,554
5.75% 1/24/22		9,087,000	10,663,813
5.95% 1/18/18		4,975,000	5,819,591
6.75% 10/1/37		9,643,000	10,936,203
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,552,074
7.125% 5/15/15		1,717,000	1,903,839
Merrill Lynch & Co., Inc. 6.11% 1/29/37		4,768,000	5,438,648
Morgan Stanley:
3.75% 2/25/23		20,136,000	20,346,582
4.75% 4/1/14		5,820,000	6,020,505
4.875% 11/1/22		14,724,000	15,548,470
5.625% 9/23/19		12,714,000	14,710,416
5.75% 1/25/21		13,447,000	15,592,778
6% 4/28/15		1,414,000	1,543,579
6.625% 4/1/18		16,118,000	19,182,677
			161,948,287
Commercial Banks - 1.7%
Access Finance BV 7.25% 7/25/17 (f)		670,000	710,200
Akbank T.A.S.:
3.875% 10/24/17 (f)		585,000	598,163
5.125% 7/22/15 (f)		615,000	646,519
Banco de Bogota SA 5.375% 2/19/23 (f)		390,000	406,185
Bank of America NA 5.3% 3/15/17		3,467,000	3,886,330
BBVA Paraguay SA 9.75% 2/11/16 (f)		995,000	1,084,550
CIT Group, Inc.:
4.25% 8/15/17		1,705,000	1,764,675
5.25% 3/15/18		1,485,000	1,596,375
5.375% 5/15/20		1,425,000	1,553,250
5.5% 2/15/19 (f)		2,705,000	2,941,688
Credit Suisse 6% 2/15/18		18,058,000	20,835,700
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		945,000	930,825
Development Bank of Philippines 8.375% (g)(i)		1,655,000	1,812,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
7% 4/15/20		$ 2,030,000	$ 2,520,850
8.7% 11/18/19		2,958,000	3,957,834
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		420,000	436,800
Fifth Third Bancorp:
4.5% 6/1/18		798,000	888,370
8.25% 3/1/38		4,667,000	6,515,557
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,421,570
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)		6,912,000	6,920,640
Finansbank A/S 5.15% 11/1/17 (f)		1,395,000	1,443,825
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,200,000	1,263,000
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,724,287
HSBK (Europe) BV:
7.25% 5/3/17 (f)		1,235,000	1,356,833
9.25% 10/16/13 (f)		560,000	582,400
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,535,194
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,395,350
JSC Kazkommertsbank BV 8% 11/3/15 (f)		640,000	638,400
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		450,000	445,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		620,000	618,760
KeyBank NA:
5.45% 3/3/16		3,939,000	4,441,624
5.8% 7/1/14		9,490,000	10,126,029
6.95% 2/1/28		1,977,000	2,448,801
Magyar Export-Import Bank 5.5% 2/12/18 (f)		600,000	610,500
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,843,578
5% 1/17/17		14,669,000	16,126,482
Regions Bank:
6.45% 6/26/37		21,887,000	23,419,090
7.5% 5/15/18		14,215,000	17,342,300
Regions Financial Corp.:
5.75% 6/15/15		2,005,000	2,177,931
7.75% 11/10/14		6,404,000	7,060,410
Royal Bank of Scotland Group PLC 6.125% 12/15/22		24,107,000	25,298,633
RSHB Capital SA 6% 6/3/21 (f)(i)		355,000	371,437
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		$ 735,000	$ 643,125
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		565,000	581,950
UnionBanCal Corp. 5.25% 12/16/13		826,000	856,039
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,225,000	2,492,000
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		480,000	541,200
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,853,583
5.75% 6/15/17		2,933,000	3,451,678
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,255,095
3.676% 6/15/16		4,301,000	4,664,589
			230,037,929
Consumer Finance - 0.9%
Ally Financial, Inc.:
3.125% 1/15/16		2,115,000	2,141,438
4.625% 6/26/15		1,685,000	1,771,356
8% 3/15/20		760,000	932,900
Discover Financial Services:
3.85% 11/21/22 (f)		10,130,000	10,365,644
5.2% 4/27/22		12,545,000	14,196,850
6.45% 6/12/17		10,366,000	12,175,074
Ford Motor Credit Co. LLC:
5% 5/15/18		2,390,000	2,637,346
5.875% 8/2/21		1,020,000	1,163,353
12% 5/15/15		2,440,000	2,961,550
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,317,551
2.1% 12/11/19		3,502,000	3,568,836
2.25% 11/9/15		314,000	325,375
4.625% 1/7/21		5,706,000	6,453,903
5.625% 9/15/17		5,858,000	6,900,958
5.625% 5/1/18		25,000,000	29,648,100
GMAC LLC 8% 11/1/31		1,205,000	1,512,275
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC USA, Inc. 1.625% 1/16/18		$ 11,125,000	$ 11,174,740
Hyundai Capital America:
1.625% 10/2/15 (f)		4,565,000	4,598,037
2.125% 10/2/17 (f)		5,048,000	5,091,095
			127,936,381
Diversified Financial Services - 2.2%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,329,125
Bank of America Corp.:
3.3% 1/11/23		17,760,000	17,709,153
3.875% 3/22/17		3,134,000	3,376,666
5.65% 5/1/18		8,780,000	10,193,150
5.75% 12/1/17		21,955,000	25,412,386
6.5% 8/1/16		9,000,000	10,385,856
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,542,156
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	10,180,878
CIT Group, Inc. 6.625% 4/1/18 (f)		1,215,000	1,379,025
Citigroup, Inc.:
3.375% 3/1/23		5,193,000	5,246,119
3.953% 6/15/16		11,847,000	12,735,063
4.05% 7/30/22		5,303,000	5,507,298
4.75% 5/19/15		25,881,000	27,775,800
5.875% 1/30/42		10,423,000	12,696,277
6.125% 5/15/18		3,779,000	4,521,842
6.5% 8/19/13		13,174,000	13,530,409
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (i)		228,944	155,682
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		550,000	616,000
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)		1,775,000	1,859,313
6.75% 6/1/18		1,500,000	1,725,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,220,000	1,270,325
8% 1/15/18		4,665,000	4,997,381
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(i)		1,250,000	1,162,500
Indo Energy Finance BV 7% 5/7/18 (f)		1,300,000	1,407,250
JPMorgan Chase & Co.:
2% 8/15/17		11,000,000	11,231,286
3.25% 9/23/22		14,050,000	14,183,461
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.35% 8/15/21		$ 13,339,000	$ 14,711,010
4.5% 1/24/22		22,046,000	24,546,215
4.95% 3/25/20		17,148,000	19,749,249
Lynx I Corp. 5.375% 4/15/21 (f)		455,000	467,513
Lynx II Corp. 6.375% 4/15/23 (f)		260,000	269,425
Magnesita Finance Ltd. 8.625% (f)(g)		650,000	692,250
NSG Holdings II, LLC 7.75% 12/15/25 (f)		8,295,000	8,626,800
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	13,777,940
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,759,897
5.15% 3/15/20		3,761,000	4,351,391
TMK Capital SA 7.75% 1/27/18		1,650,000	1,757,250
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (f)		3,190,000	3,341,525
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		3,305,000	3,544,613
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (f)		605,000	722,975
6.902% 7/9/20 (f)		715,000	847,275
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)		1,469,831	1,514,467
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		885,000	969,075
			304,778,271
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,346,008
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,928,953
Aon Corp.:
3.125% 5/27/16		11,274,000	11,897,960
3.5% 9/30/15		4,451,000	4,687,446
5% 9/30/20		3,854,000	4,407,750
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	595,620
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)		1,859,000	1,914,770
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	14,669,243
5.375% 3/15/17		194,000	221,161
6.625% 4/15/42		4,716,000	6,097,241
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		$ 12,644,000	$ 13,816,465
6.5% 3/15/35 (f)		1,741,000	1,960,260
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	8,033,339
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		7,139,000	8,132,685
MetLife, Inc.:
1.756% 12/15/17 (e)		6,082,000	6,153,932
3.048% 12/15/22		12,433,000	12,446,167
4.75% 2/8/21		4,032,000	4,616,850
5% 6/15/15		1,163,000	1,273,076
6.75% 6/1/16		7,610,000	8,980,645
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	7,879,774
Monumental Global Funding III 5.5% 4/22/13 (f)		2,746,000	2,764,327
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		6,155,000	7,815,508
Onex USI Aquisition Corp. 7.75% 1/15/21 (f)		1,400,000	1,384,250
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	10,288,190
Pacific LifeCorp:
5.125% 1/30/43 (f)		12,194,000	11,935,548
6% 2/10/20 (f)		11,863,000	13,640,564
Prudential Financial, Inc.:
4.5% 11/16/21		6,390,000	7,101,143
5.8% 11/16/41		8,381,000	9,782,136
6.2% 11/15/40		4,318,000	5,264,324
7.375% 6/15/19		3,230,000	4,141,806
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	7,084,939
Unum Group:
5.625% 9/15/20		8,386,000	9,704,002
5.75% 8/15/42		13,545,000	14,648,240
7.125% 9/30/16		587,000	686,172
			240,300,494
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,347,829
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	367,443
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,447,218
BRE Properties, Inc. 5.5% 3/15/17		661,000	750,948
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
2.95% 12/15/22		$ 4,796,000	$ 4,662,786
5.375% 12/15/13		4,073,000	4,212,659
DDR Corp. 4.625% 7/15/22		8,808,000	9,522,461
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,466,089
7.5% 4/1/17		5,574,000	6,646,789
7.875% 9/1/20		323,000	410,891
9.625% 3/15/16		3,691,000	4,510,638
Duke Realty LP:
3.875% 10/15/22		10,326,000	10,604,472
4.375% 6/15/22		7,323,000	7,812,909
4.625% 5/15/13		1,106,000	1,114,215
5.4% 8/15/14		6,199,000	6,548,066
5.95% 2/15/17		1,109,000	1,266,683
6.25% 5/15/13		14,709,000	14,866,019
6.5% 1/15/18		3,795,000	4,504,946
6.75% 3/15/20		10,379,000	12,693,081
8.25% 8/15/19		75,000	97,664
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,775,358
5.375% 10/15/15		1,403,000	1,532,681
6% 9/15/17		1,212,000	1,386,991
6.25% 1/15/17		1,027,000	1,169,945
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	456,053
5.9% 4/1/20		2,504,000	2,983,974
6.2% 1/15/17		620,000	722,584
Health Care REIT, Inc. 2.25% 3/15/18		3,912,000	3,947,267
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	691,411
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,590,254
6.25% 6/15/17		1,232,000	1,346,321
6.65% 1/15/18		867,000	986,026
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,922,800
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	305,950
6.75% 10/15/22		1,690,000	1,863,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust 6.75% 4/15/20		$ 250,000	$ 285,017
UDR, Inc. 5.5% 4/1/14		5,222,000	5,464,019
Washington (REIT) 5.25% 1/15/14		322,000	332,179
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,682,995
			171,298,856
Real Estate Management & Development - 1.8%
AMB Property LP 5.9% 8/15/13		2,580,000	2,631,636
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,714,934
4.25% 7/15/22		5,809,000	6,084,422
6.125% 4/15/20		3,429,000	4,006,677
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,861,959
4.95% 4/15/18		8,430,000	9,372,617
5.7% 5/1/17		7,049,000	7,972,793
7.5% 5/15/15		1,584,000	1,781,454
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,175,000	1,271,938
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,243,200
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,303,779
5.25% 3/15/21		5,708,000	6,345,218
ERP Operating LP:
4.625% 12/15/21		17,159,000	19,265,147
4.75% 7/15/20		7,700,000	8,673,842
5.25% 9/15/14		1,310,000	1,400,251
5.375% 8/1/16		2,768,000	3,147,889
5.75% 6/15/17		14,407,000	16,902,710
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	435,375
7.625% 6/1/15		260,000	259,350
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	160,500
5.875% 6/15/19		1,690,000	1,852,747
6% 11/1/20		105,000	115,894
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,501,068
4.125% 6/15/22		6,280,000	6,589,447
4.75% 10/1/20		11,282,000	12,428,003
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.125% 3/2/15		$ 1,405,000	$ 1,504,914
5.5% 12/15/16		1,891,000	2,143,445
6.625% 10/1/17		4,835,000	5,753,964
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,346,007
4.5% 4/18/22		4,072,000	4,332,901
7.75% 8/15/19		700,000	886,509
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,555,294
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		2,806,000	2,966,057
5.5% 1/15/14 (f)		867,000	893,163
5.7% 4/15/17 (f)		2,115,000	2,334,332
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	4,009,999
Regency Centers LP:
4.95% 4/15/14		611,000	636,983
5.25% 8/1/15		6,456,000	7,035,755
5.875% 6/15/17		1,089,000	1,253,950
Simon Property Group LP:
2.75% 2/1/23		8,237,000	8,093,149
2.8% 1/30/17		2,603,000	2,746,730
4.125% 12/1/21		7,287,000	8,044,411
4.2% 2/1/15		3,659,000	3,866,451
Tanger Properties LP:
6.125% 6/1/20		14,318,000	17,539,120
6.15% 11/15/15		1,777,000	2,015,178
Ventas Realty LP:
2% 2/15/18		8,050,000	8,072,451
4.25% 3/1/22		300,000	320,693
			245,674,306
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		104,679	65,424
TOTAL FINANCIALS			1,482,039,948
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.8%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		$ 12,000,000	$ 13,144,620
Celgene Corp. 2.45% 10/15/15		613,000	635,720
			13,780,340
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	466,538
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	920,375
8.75% 3/15/18		85,000	93,925
9.875% 4/15/18		365,000	391,463
			1,872,301
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17		1,703,000	1,709,129
2.75% 11/15/22		6,873,000	6,709,924
4.125% 11/15/42		3,837,000	3,689,886
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,034,184
6.3% 8/15/14		3,618,000	3,883,691
DaVita, Inc. 5.75% 8/15/22		2,280,000	2,376,900
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	5,030,663
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	24,857,427
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	11,108,401
6.25% 6/15/14		2,629,000	2,809,415
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (f)		2,975,000	3,220,438
HealthSouth Corp. 7.25% 10/1/18		2,970,000	3,207,600
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		1,070,000	920,200
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,229,106
4.125% 9/15/20		7,486,000	8,136,968
Rural/Metro Corp. 10.125% 7/15/19 (f)		740,000	728,900
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,786,400
UnitedHealth Group, Inc.:
1.625% 3/15/19		3,733,000	3,738,540
2.75% 2/15/23		2,398,000	2,370,368
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
2.875% 3/15/23		$ 16,114,000	$ 16,059,454
3.95% 10/15/42		3,284,000	3,099,784
4.25% 3/15/43		9,000,000	8,885,340
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18		1,425,000	1,517,625
WellPoint, Inc.:
3.3% 1/15/23		14,208,000	14,380,428
4.65% 1/15/43		15,226,000	15,403,672
			149,894,443
Pharmaceuticals - 0.6%
AbbVie, Inc.:
1.75% 11/6/17 (f)		13,509,000	13,679,619
2.9% 11/6/22 (f)		13,855,000	13,850,040
4.4% 11/6/42 (f)		13,532,000	13,766,090
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		1,175,000	1,264,594
6.5% 7/15/16 (f)		3,820,000	4,013,387
6.875% 12/1/18 (f)		3,440,000	3,736,700
VPI Escrow Corp. 6.375% 10/15/20 (f)		1,760,000	1,892,000
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		4,757,000	4,797,848
3.25% 10/1/22		7,102,000	7,162,481
5% 8/15/14		720,000	761,859
Zoetis, Inc.:
1.875% 2/1/18 (f)		2,006,000	2,013,113
3.25% 2/1/23 (f)		4,892,000	4,922,712
4.7% 2/1/43 (f)		4,907,000	5,028,669
			76,889,112
TOTAL HEALTH CARE			242,436,196
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)		572,000	597,651
6.375% 6/1/19 (f)		8,071,000	9,630,705
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		1,140,000	1,128,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
GenCorp, Inc. 7.125% 3/15/21 (f)		$ 420,000	$ 436,800
TransDigm, Inc. 5.5% 10/15/20 (f)		2,800,000	2,912,000
Triumph Group, Inc. 4.875% 4/1/21 (f)		1,040,000	1,045,200
United Technologies Corp. 4.5% 6/1/42		13,132,000	14,124,438
			29,875,394
Airlines - 0.2%
Air Canada 12% 2/1/16 (f)		2,470,000	2,689,213
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		316,395	357,527
6.125% 4/29/18 (f)		240,000	239,400
6.648% 3/15/19		2,794,815	2,994,086
6.75% 9/15/15 (f)		2,655,000	2,784,299
6.9% 7/2/19		788,147	839,376
9.25% 5/10/17		2,218,824	2,451,801
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,579,388
6.75% 11/23/15		1,515,000	1,575,600
8.954% 8/10/14		1,618,660	1,642,940
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		603,107	654,371
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,617,150	1,698,008
8.36% 1/20/19		1,334,540	1,457,985
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		749,105	758,469
12% 1/15/16 (f)		526,650	584,582
			22,307,045
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (f)		2,030,000	2,177,175
6.875% 8/15/18 (f)		3,715,000	3,975,050
HD Supply, Inc.:
7.5% 7/15/20 (f)		2,100,000	2,105,250
8.125% 4/15/19 (f)		3,460,000	3,901,150
10.5% 1/15/21 (f)		440,000	454,872
11% 4/15/20 (f)		955,000	1,150,775
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Masco Corp. 5.95% 3/15/22		$ 740,000	$ 824,104
USG Corp. 7.875% 3/30/20 (f)		675,000	772,875
			15,361,251
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)		1,335,000	1,428,450
APX Group, Inc.:
6.375% 12/1/19 (f)		2,090,000	2,040,467
8.75% 12/1/20 (f)		1,760,000	1,742,400
ARAMARK Corp. 5.75% 3/15/20 (f)(h)		800,000	817,000
Clean Harbors, Inc.:
5.125% 6/1/21 (f)		430,000	436,450
5.25% 8/1/20		555,000	571,650
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,429,972
Tervita Corp.:
8% 11/15/18 (f)		610,000	628,300
9.75% 11/1/19 (f)		1,395,000	1,381,050
			14,475,739
Construction & Engineering - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		1,850,000	1,988,750
Odebrecht Finance Ltd. 7.5% (f)(g)		2,430,000	2,569,725
			4,558,475
Electrical Equipment - 0.0%
GrafTech International Ltd. 6.375% 11/15/20 (f)		905,000	943,463
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		600,000	682,500
			1,625,963
Industrial Conglomerates - 0.2%
General Electric Co.:
4.125% 10/9/42		11,115,000	11,112,755
5.25% 12/6/17		17,730,000	20,796,155
			31,908,910
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,980,000	2,014,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22 (f)		$ 875,000	$ 903,438
6.75% 10/1/20		2,835,000	3,019,275
			3,922,713
Road & Rail - 0.1%
Hertz Corp.:
6.75% 4/15/19		2,955,000	3,184,013
7.5% 10/15/18		4,330,000	4,730,525
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	763,750
			8,678,288
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
6.25% 12/1/19		830,000	894,325
6.75% 4/15/17		1,410,000	1,554,525
9.75% 8/1/18		840,000	959,700
International Lease Finance Corp.:
5.75% 5/15/16		1,330,000	1,430,254
5.875% 8/15/22		1,575,000	1,686,479
6.25% 5/15/19		1,640,000	1,796,120
8.625% 9/15/15		1,035,000	1,177,313
8.75% 3/15/17		3,700,000	4,366,000
8.875% 9/1/17		1,665,000	1,998,000
			15,862,716
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		1,119,640	1,041,265
TOTAL INDUSTRIALS			151,632,409
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		1,025,000	999,375
Computers & Peripherals - 0.0%
NCR Corp. 4.625% 2/15/21 (f)		1,665,000	1,648,350
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20 (f)		680,000	685,950
Sanmina-SCI Corp. 7% 5/15/19 (f)		4,125,000	4,248,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 3,835,000	$ 4,005,159
6.55% 10/1/17		1,383,000	1,653,343
			10,593,202
Internet Software & Services - 0.0%
Equinix, Inc.:
4.875% 4/1/20		720,000	720,000
5.375% 4/1/23		585,000	585,000
IAC/InterActiveCorp 4.75% 12/15/22 (f)		2,880,000	2,800,800
			4,105,800
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		2,090,000	2,142,250
First Data Corp.:
6.75% 11/1/20 (f)		2,685,000	2,752,125
7.375% 6/15/19 (f)		700,000	735,875
12.625% 1/15/21		615,000	655,744
NeuStar, Inc. 4.5% 1/15/23 (f)		820,000	787,200
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)		1,400,000	1,515,500
13.375% 10/15/19 (f)		750,000	813,750
			9,402,444
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	387,261
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 8.05% 2/1/20		1,400,000	1,456,000
NXP BV/NXP Funding LLC 5.75% 2/15/21 (f)		945,000	966,263
Spansion LLC 7.875% 11/15/17		3,465,000	3,638,250
Viasystems, Inc. 7.875% 5/1/19 (f)		925,000	964,313
			7,024,826
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		1,550,000	1,569,375
TOTAL INFORMATION TECHNOLOGY			35,730,633
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - 1.0%
Chemicals - 0.4%
Ashland, Inc.:
3% 3/15/16 (f)		$ 550,000	$ 558,938
3.875% 4/15/18 (f)		1,105,000	1,125,719
Axiall Corp. 4.875% 5/15/23 (f)		800,000	810,000
Celanese U.S. Holdings LLC:
4.625% 11/15/22		755,000	756,888
6.625% 10/15/18		1,935,000	2,084,963
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		380,000	384,750
Hexion US Finance Corp. 6.625% 4/15/20 (f)		1,655,000	1,628,024
INEOS Finance PLC 8.375% 2/15/19 (f)		1,795,000	1,965,525
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		1,050,000	1,155,000
LyondellBasell Industries NV:
5% 4/15/19		1,925,000	2,146,375
6% 11/15/21		700,000	822,500
PolyOne Corp. 5.25% 3/15/23 (f)		440,000	444,400
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,015,000	2,083,006
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,766,999
4.25% 11/15/20		5,898,000	6,480,091
4.375% 11/15/42		4,972,000	4,763,559
7.6% 5/15/14		7,274,000	7,866,365
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		1,680,000	1,671,600
Tronox Finance LLC 6.375% 8/15/20 (f)		1,135,000	1,127,906
			49,642,608
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,604,037
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,883,650
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	869,000
Texas Industries, Inc. 9.25% 8/15/20		1,605,000	1,741,425
			8,098,112
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)		2,700,000	2,943,000
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (f)		200,000	217,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7% 11/15/20 (f)		425,000	428,188
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)		$ 4,830,000	$ 4,733,400
Sappi Papier Holding GmbH:
6.625% 4/15/21 (f)		1,925,000	1,992,375
7.75% 7/15/17 (f)		425,000	469,625
Sealed Air Corp.:
6.5% 12/1/20 (f)		615,000	668,813
8.125% 9/15/19 (f)		2,390,000	2,670,825
			14,123,726
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	819,000
Anglo American Capital PLC 9.375% 4/8/14 (f)		6,817,000	7,422,535
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		950,000	960,688
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		810,000	840,375
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)		11,456,000	12,095,165
EVRAZ Group SA:
8.25% 11/10/15 (f)		1,905,000	2,109,788
9.5% 4/24/18 (Reg. S)		750,000	866,250
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		1,710,000	1,782,675
7% 11/1/15 (f)		5,485,000	5,745,538
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,010,000	3,198,125
Metinvest BV 10.25% 5/20/15 (f)		935,000	991,100
Mongolian Mining Corp. 8.875% 3/29/17 (f)		975,000	1,023,750
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,932,700
Southern Copper Corp.:
6.75% 4/16/40		920,000	1,065,452
7.5% 7/27/35		300,000	371,058
Steel Dynamics, Inc.:
6.125% 8/15/19 (f)		1,850,000	1,979,500
7.625% 3/15/20		1,290,000	1,428,675
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,491,964
6.25% 1/23/17		5,581,000	6,384,363
Votorantim Cimentos SA 7.25% 4/5/41 (f)		490,000	550,025
			67,058,726
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		$ 1,365,000	$ 0
TOTAL MATERIALS			138,923,172
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
Alestra SA de RL de CV 11.75% 8/11/14		875,000	984,375
Altice Financing SA 7.875% 12/15/19 (f)		320,000	345,600
Altice Finco SA 9.875% 12/15/20 (f)		345,000	382,950
AT&T, Inc.:
4.35% 6/15/45 (f)		758,000	713,390
5.35% 9/1/40		4,006,000	4,388,433
5.55% 8/15/41		35,646,000	40,213,928
6.3% 1/15/38		16,665,000	20,308,886
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	51,655
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,023,341
6% 4/1/17		2,432,000	2,636,891
6.15% 9/15/19		6,992,000	7,536,201
Embarq Corp.:
7.082% 6/1/16		6,922,000	7,952,388
7.995% 6/1/36		4,717,000	5,005,746
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,475,824
11.5% 2/4/17 pay-in-kind (i)		11,258,205	11,975,916
Sprint Capital Corp. 6.875% 11/15/28		695,000	701,950
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		540,000	573,750
TW Telecom Holdings, Inc. 5.375% 10/1/22		1,390,000	1,449,075
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,307,046
6.25% 4/1/37		2,348,000	2,905,927
6.9% 4/15/38		6,295,000	8,316,721
Virgin Media Finance PLC 4.875% 2/15/22		770,000	777,700
			130,027,693
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,549,265
3.125% 7/16/22		9,218,000	9,174,039
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil S.A.B. de CV: - continued
3.625% 3/30/15		$ 731,000	$ 770,263
Crown Castle International Corp. 5.25% 1/15/23 (f)		2,575,000	2,607,188
Digicel Group Ltd.:
6% 4/15/21 (f)(h)		1,665,000	1,660,838
8.25% 9/1/17 (f)		3,400,000	3,578,500
8.25% 9/30/20 (f)		2,770,000	2,954,205
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19		5,944,000	7,014,966
6.35% 3/15/40		3,541,000	3,905,408
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		1,660,000	1,676,600
7.25% 4/1/19		1,690,000	1,816,750
7.5% 4/1/21		1,420,000	1,537,150
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,305,000	2,904,300
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		2,520,000	2,520,000
SBA Communications Corp. 5.625% 10/1/19 (f)		2,855,000	2,929,801
Sprint Nextel Corp.:
6% 12/1/16		2,150,000	2,322,000
6% 11/15/22		2,790,000	2,817,900
7% 3/1/20 (f)		1,495,000	1,749,150
7% 8/15/20		2,305,000	2,506,688
9% 11/15/18 (f)		1,050,000	1,302,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		1,270,000	1,374,775
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		3,465,000	3,612,263
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,000,000	1,122,500
VimpelCom Holdings BV 5.2% 2/13/19 (f)		585,000	592,898
Vodafone Group PLC 5% 12/16/13		2,864,000	2,965,658
			81,965,105
TOTAL TELECOMMUNICATION SERVICES			211,992,798
UTILITIES - 2.9%
Electric Utilities - 1.4%
AmerenUE 6.4% 6/15/17		2,491,000	3,018,006
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.:
1.65% 12/15/17		$ 5,213,000	$ 5,229,916
2.95% 12/15/22		4,935,000	4,916,538
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,052,746
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,734,590
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		7,207,000	8,538,508
6.4% 9/15/20 (f)		16,661,000	20,036,519
Edison International 3.75% 9/15/17		6,674,000	7,252,889
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,220,000	576,450
FirstEnergy Corp.:
2.75% 3/15/18		5,485,000	5,484,452
4.25% 3/15/23		15,549,000	15,537,494
7.375% 11/15/31		19,999,000	23,751,372
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,597,906
6.05% 8/15/21		20,194,000	24,037,544
Hrvatska Elektroprivreda 6% 11/9/17 (f)		350,000	366,188
InterGen NV 9% 6/30/17 (f)		5,785,000	5,524,675
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,549,533
3.75% 11/15/20		1,450,000	1,541,199
Majapahit Holding BV:
7.75% 1/20/20 (f)		750,000	926,250
8% 8/7/19 (f)		485,000	603,825
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,636,625
9.125% 5/1/31		1,525,000	1,696,563
Nevada Power Co.:
6.5% 5/15/18		790,000	980,004
6.5% 8/1/18		388,000	484,950
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,710,653
Otter Tail Corp. 9% 12/15/16		2,410,000	2,795,600
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	892,667
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,316,104
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,426,020
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.: - continued
6% 12/1/39		$ 7,150,000	$ 8,672,950
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	1,990,620
			185,879,356
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,090,000	1,220,800
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	516,653
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,998,466
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18		1,574,000	1,699,920
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		3,625,000	3,190,000
			10,625,839
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,915,000
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		2,775,000	2,913,750
7.25% 10/15/21		1,400,000	1,501,500
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	4,153,100
9.875% 10/15/20		2,590,000	2,978,500
Kinder Morgan Finance Co. LLC 6% 1/15/18 (f)		3,030,000	3,344,102
Listrindo Capital BV 6.95% 2/21/19 (f)		600,000	669,000
NRG Energy, Inc. 6.625% 3/15/23 (f)		3,515,000	3,734,688
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		750,000	1,012,500
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,184,696
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,900,727
RRI Energy, Inc. 7.625% 6/15/14		4,410,000	4,707,675
The AES Corp.:
7.75% 10/15/15		1,035,000	1,151,438
8% 10/15/17		4,575,000	5,261,250
			46,427,926
Multi-Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,746,471
CMS Energy Corp. 5.05% 3/15/22		17,417,000	19,605,220
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,788,039
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.611% 9/30/66 (i)		$ 24,541,000	$ 22,923,503
7.5% 6/30/66 (i)		10,345,000	11,483,467
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		7,097,000	9,311,647
National Grid PLC 6.3% 8/1/16		1,589,000	1,847,262
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,400,359
5.25% 9/15/17		843,000	968,952
5.25% 2/15/43		12,739,000	13,520,550
5.4% 7/15/14		1,680,000	1,781,598
5.45% 9/15/20		854,000	1,001,325
5.8% 2/1/42		6,336,000	7,073,175
5.95% 6/15/41		11,832,000	13,361,960
6.4% 3/15/18		1,654,000	1,985,627
6.8% 1/15/19		6,774,000	8,286,817
Puget Energy, Inc.:
5.625% 7/15/22		600,000	653,831
6% 9/1/21		2,464,000	2,773,082
6.5% 12/15/20		1,275,000	1,459,147
Sempra Energy:
2.3% 4/1/17		14,116,000	14,657,518
2.875% 10/1/22		5,760,000	5,746,049
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,860,000	4,190,030
			156,565,629
TOTAL UTILITIES			399,498,750
TOTAL NONCONVERTIBLE BONDS			3,744,899,462
TOTAL CORPORATE BONDS (Cost $3,422,626,282)			3,747,798,012
U.S. Government and Government Agency Obligations - 28.5%

U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13		29,230,140	29,446,384
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - 28.3%
U.S. Treasury Bonds 2.75% 11/15/42		$ 538,240,000	$ 501,236,000
U.S. Treasury Notes:
0.25% 9/15/14		8,937,000	8,941,540
0.25% 8/15/15		227,529,000	227,280,083
0.5% 7/31/17		170,710,000	169,643,063
0.75% 10/31/17		61,559,000	61,712,898
0.875% 11/30/16		1,503,000	1,524,018
0.875% 4/30/17		203,188,000	205,585,009
0.875% 1/31/18		277,044,000	278,732,306
0.875% 7/31/19		5,000	4,927
1.25% 2/29/20		596,756,000	596,569,753
1.375% 11/30/15		88,617,000	91,157,827
1.625% 8/15/22		361,596,000	355,804,678
1.75% 5/31/16		263,340,000	274,778,963
2.375% 2/28/15		499,922,000	521,012,709
2.625% 7/31/14		316,140,000	326,945,665
2.625% 12/31/14		273,340,000	285,298,625
TOTAL U.S. TREASURY OBLIGATIONS			3,906,228,064
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,919,775,359)			3,935,674,448
U.S. Government Agency - Mortgage Securities - 8.6%

Fannie Mae - 3.9%
2.082% 10/1/33 (i)		641,126	672,623
2.5% 3/1/28 (h)		13,000,000	13,502,862
2.559% 6/1/36 (i)		138,612	148,312
2.759% 2/1/36 (i)		662,018	711,868
2.82% 12/1/35 (i)		523,336	562,744
2.944% 7/1/37 (i)		299,720	318,078
3% 10/1/26 to 2/1/43		15,265,609	16,014,644
3% 2/1/43		144,078	149,624
3% 2/1/43		193,297	200,497
3% 3/1/43 (h)		27,200,000	28,163,160
3% 3/1/43 (h)		700,000	724,787
3% 3/1/43 (h)		6,400,000	6,626,626
3% 4/1/43 (h)		3,200,000	3,305,188
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3% 4/1/43 (h)		$ 3,200,000	$ 3,305,188
3.5% 1/1/26 to 3/1/43		62,387,338	66,153,711
3.5% 3/1/43 (h)		2,900,000	3,066,750
3.5% 3/1/43 (h)		3,100,000	3,278,250
3.5% 3/1/43 (h)		3,100,000	3,278,250
3.5% 3/1/43 (h)		3,900,000	4,124,250
3.5% 3/1/43 (h)		5,400,000	5,710,500
3.5% 3/1/43 (h)		18,800,000	19,881,000
3.5% 3/1/43 (h)		1,800,000	1,903,500
3.5% 3/1/43 (h)		3,900,000	4,124,250
3.5% 3/1/43 (h)		5,900,000	6,239,250
3.5% 3/1/43 (h)		300,000	317,250
3.5% 3/1/43 (h)		8,200,000	8,671,500
3.5% 4/1/43 (h)		12,700,000	13,399,988
4% 9/1/26 to 4/1/42		86,079,510	92,504,817
4% 9/1/41		137,716	147,502
4% 3/1/43 (h)		3,200,000	3,411,502
4% 3/1/43 (h)		3,900,000	4,157,768
4% 3/1/43 (h)		3,900,000	4,157,768
4.5% 1/1/22 to 10/1/41		43,942,504	47,582,162
4.5% 3/1/43 (h)		18,000,000	19,378,823
5% 10/1/21 to 4/1/40		14,334,809	15,604,125
5.5% 3/1/18 to 5/1/39		58,057,708	63,561,347
5.5% 3/1/43 (h)		11,400,000	12,421,361
6% 4/1/21 to 1/1/42		42,060,590	46,368,312
6.5% 7/1/32 to 8/1/36		11,729,299	13,402,509
TOTAL FANNIE MAE			537,252,646
Freddie Mac - 1.2%
3% 2/1/43		261,907	270,782
3% 2/1/43		2,539,060	2,624,223
3.439% 10/1/35 (i)		199,615	214,677
3.5% 1/1/26 to 3/1/43		41,089,360	43,581,462
4% 12/1/40 to 5/1/42		21,667,705	23,493,501
4.5% 7/1/25 to 10/1/41		42,588,566	46,060,397
5% 1/1/35 to 8/1/40		25,399,915	27,607,941
5.5% 11/1/17 to 1/1/40		21,271,736	23,176,541
6% 7/1/37 to 8/1/37		2,994,290	3,279,896
TOTAL FREDDIE MAC			170,309,420
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - 3.5%
3% 12/20/42		$ 28,564,206	$ 29,951,693
3% 3/1/43 (h)		3,000,000	3,141,387
3.5% 4/15/42 to 11/20/42		242,720,335	260,238,074
3.5% 3/1/43 (h)		1,620,000	1,735,172
3.5% 3/1/43 (h)		1,800,000	1,927,969
3.5% 3/1/43 (h)		2,900,000	3,106,172
4% 1/15/25 to 12/15/41		70,542,342	76,963,128
4.5% 11/20/33 to 4/15/41		51,533,984	56,622,318
5% 5/15/39 to 8/15/41		41,839,508	46,296,792
6% 9/20/38		3,128,943	3,522,502
TOTAL GINNIE MAE			483,505,207
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,177,647,675)			1,191,067,273
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (i)		792,017	733,456
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (i)		399,056	390,045
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (i)		48,963	48,457
Airspeed Ltd. Series 2007-1A Class C1, 2.7012% 6/15/32 (f)(i)		4,057,148	2,353,146
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,992,512
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,617,741
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	19,030,939
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,719,036
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (i)		71,866	65,150
Series 2004-R2 Class M3, 1.0267% 4/25/34 (i)		98,426	75,406
Series 2005-R2 Class M1, 0.6517% 4/25/35 (i)		2,064,696	2,014,042
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5617% 3/23/19 (f)(i)		115,954	114,678
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (i)		47,932	41,429
Series 2004-W11 Class M2, 1.2517% 11/25/34 (i)		561,149	512,730
Series 2004-W7 Class M1, 1.0267% 5/25/34 (i)		1,542,998	1,444,568
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (i)		$ 1,270,735	$ 448,157
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0267% 4/25/34 (i)		2,233,914	2,067,958
Series 2006-HE2 Class M1, 0.5717% 3/25/36 (i)		52,616	585
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (f)(i)		55,237	50,473
Class B, 0.9507% 7/20/39 (f)(i)		263,810	120,461
Class C, 1.3007% 7/20/39 (f)(i)		339,379	105
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (f)		366,157	368,281
Class B, 5.267% 6/25/35 (f)		1,000,000	1,006,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.555% 1/20/37 (f)(i)		97,204	91,615
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (i)		1,802,588	929,233
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.555% 4/7/52 (f)(i)		660,480	574,618
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (i)		45,312	45,220
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4322% 3/25/32 (MGIC Investment Corp. Insured) (i)		9,314	8,993
Series 2004-3 Class M4, 1.6567% 4/25/34 (i)		159,665	75,628
Series 2004-4 Class M2, 0.9967% 6/25/34 (i)		587,945	521,557
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		179,440	179,494
Class B2, 1.66% 12/28/35 (f)(i)		179,440	174,057
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.81% 6/28/38 (f)(i)		43,977	43,933
Class D, 9% 6/28/38 (f)		207,335	149,281
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	520,556
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (i)		38,916	30,043
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (i)		290,872	212,058
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0267% 3/25/34 (i)		21,462	15,254
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (i)		948,695	404,717
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fremont Home Loan Trust Series 2005-A: - continued
Class M4, 1.2217% 1/25/35 (i)		$ 363,547	$ 42,920
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (f)(i)		2,892,000	1,968,006
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (f)(i)		153,770	146,403
Series 2006-2A:
Class A, 0.3812% 11/15/34 (f)(i)		1,550,734	1,431,424
Class B, 0.4812% 11/15/34 (f)(i)		560,172	476,147
Class C, 0.5812% 11/15/34 (f)(i)		930,983	670,308
Class D, 0.9512% 11/15/34 (f)(i)		353,524	236,861
GSAMP Trust Series 2004-AR1 Class B4, 3.4154% 6/25/34 (f)(i)		215,708	60,154
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7517% 9/25/46 (f)(i)		1,357,990	1,341,015
Class E, 1.8517% 9/25/46 (f)(i)		250,000	88,250
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (i)		359,174	349,969
Series 2003-3 Class M1, 1.4917% 8/25/33 (i)		636,850	585,557
Series 2003-5 Class A2, 0.9017% 12/25/33 (i)		32,929	27,667
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (i)		1,522,035	740,487
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (i)		204,000	3,402
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (i)		1,520,141	1,471,797
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (i)		447,065	427,050
Series 2006-A Class 2C, 1.46% 3/27/42 (i)		3,243,000	156,770
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3617% 11/25/36 (i)		5,225,593	2,517,245
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6317% 5/25/46 (f)(i)		250,000	200,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (i)		665,521	7,453
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (i)		153,462	124,952
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (i)		499,279	432,609
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (i)		1,156,976	968,522
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (i)		2,703,026	2,411,819
Mesa West Capital CDO Ltd. Series 2007-1A Class H, 1.6717% 2/25/47 (f)(i)		250,000	180,625
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (i)		$ 57,368	$ 49,888
Series 2004-NC6 Class M3, 2.3767% 7/25/34 (i)		21,918	11,677
Series 2004-NC8 Class M6, 2.0767% 9/25/34 (i)		25,680	12,888
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (i)		399,800	364,043
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (i)		416,362	16,965
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9616% 8/28/38 (f)(i)		220,000	209,000
Class C1B, 7.696% 8/28/38 (f)		64,212	54,580
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (i)		1,426,957	1,169,147
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (c)(f)(i)		566,000	0
Series 2006-1A Class A, 1.6007% 3/20/11 (c)(f)(i)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (i)		532,896	426,479
Class M4, 1.6517% 9/25/34 (i)		683,353	200,778
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (i)		1,475,804	1,198,859
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (f)		129,109	129,238
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)		541,000	546,410
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1517% 9/25/46 (f)(i)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (i)		5,108	4,753
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (i)		1,192,947	990,978
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (f)(i)		317,797	315,692
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (i)		1,262,288	862,535
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (i)		57,624	24,032
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		391,016	397,486
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (i)		28,819	26,103
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	110,723
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (f)(i)		2,660,489	33,256
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.81% 9/25/26 (f)(i)		$ 400,000	$ 240,000
Series 2006-1A:
Class A1A, 0.57% 9/25/26 (f)(i)		955,159	925,549
Class A1B, 0.64% 9/25/26 (f)(i)		1,033,000	935,485
Class A2A, 0.53% 9/25/26 (f)(i)		454,541	449,132
Class A2B, 0.62% 9/25/26 (f)(i)		250,000	234,500
Class B, 0.67% 9/25/26 (f)(i)		250,000	222,925
Class C 0.84% 9/25/26 (f)(i)		250,000	220,700
Class F, 1.46% 9/25/26 (f)(i)		429,000	374,260
Class G, 1.66% 9/25/26 (f)(i)		336,000	290,237
Class H, 1.96% 9/25/26 (f)(i)		250,000	214,625
Class K, 3.56% 9/25/26 (f)(i)		250,000	212,900
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (f)(i)		1,789,540	1,565,847
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6091% 11/21/40 (f)(i)		420,595	378,536
Class D, 1.1391% 11/21/40 (f)(i)		305,000	115,900
TOTAL ASSET-BACKED SECURITIES (Cost $86,104,152)			95,863,130
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		116,476	91,436
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7617% 1/25/35 (i)		1,669,569	1,601,469
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		43,477	35,466
Series 2003-35 Class B, 4.6379% 9/25/18 (i)		66,810	21,379
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 5.4303% 6/25/33 (i)		202,427	147,139
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (i)		1,224,572	1,274,919
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (f)(i)		1,000,000	1,151,001
Series 2010-K6 Class B, 5.3546% 12/25/46 (f)(i)		910,000	1,040,716
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		44,969	18,887
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3007% 12/20/54 (i)		$ 205,017	$ 174,469
Series 2006-1A Class C2, 1.4007% 12/20/54 (f)(i)		6,523,000	5,551,073
Series 2006-2 Class C1, 1.1407% 12/20/54 (i)		21,543,000	18,333,093
Series 2006-3 Class C2, 1.2007% 12/20/54 (i)		1,124,000	956,524
Series 2006-4:
Class B1, 0.3807% 12/20/54 (i)		4,521,000	4,218,093
Class C1, 0.9607% 12/20/54 (i)		2,767,000	2,354,717
Class M1, 0.5407% 12/20/54 (i)		1,190,000	1,065,050
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (i)		2,234,000	1,901,134
Class 1M1, 0.5007% 12/20/54 (i)		1,493,000	1,336,235
Class 2C1, 1.0607% 12/20/54 (i)		1,015,000	863,765
Class 2M1, 0.7007% 12/20/54 (i)		1,917,000	1,715,715
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (i)		2,654,000	2,258,554
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (i)		430,241	413,277
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7728% 3/25/37 (i)		3,127,231	3,155,370
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (i)		1,922,189	1,565,673
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (i)		2,214,965	1,619,247
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (i)		5,587,146	4,824,607
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	970,112
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (i)		1,745,564	1,678,549
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (f)(i)		915,805	805,643
Class B6, 3.0492% 7/10/35 (f)(i)		204,191	175,873
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (f)(i)		122,027	118,755
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (i)		31,801	29,785
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (i)		326,018	323,183
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		$ 85,319	$ 45,219
Series 2005-AR2 Class 1A2, 2.6255% 3/25/35 (i)		2,840,605	1,426,697
TOTAL PRIVATE SPONSOR			63,262,824
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		145,605	155,176
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,564,024)			63,418,000
Commercial Mortgage Securities - 5.6%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		417,753	408,811
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	214,822
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4571% 2/14/29 (f)(i)		189,037	194,826
Series 1997-D4:
Class B2, 7.525% 4/14/29		436,390	436,905
Class B5, 7.525% 4/14/29		129,000	117,424
Series 1997-D5:
Class A7, 7.5978% 2/14/43 (i)		334,137	339,621
Class PS1, 1.4302% 2/14/43 (i)(k)		816,690	26,805
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38		1,912,767	1,928,798
Series 2005-1 Class A3, 4.877% 11/10/42		327,194	327,668
Series 2005-4 Class AJ, 5.038% 7/10/45 (i)		530,000	539,706
Series 2006-2 Class AAB, 5.7141% 5/10/45 (i)		1,291,878	1,357,976
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,130,492
Series 2006-5:
Class A2, 5.317% 9/10/47		5,384,122	5,383,546
Class A3, 5.39% 9/10/47		2,653,000	2,790,298
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,121,687
Series 2007-4 Class A3, 5.806% 2/10/51 (i)		1,277,140	1,343,914
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,480,326
Series 2003-1 Class G, 5.608% 9/11/36 (f)		285,240	285,126
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	176,536
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(i)		$ 300,000	$ 3,819
Class L, 4.637% 7/10/42 (f)(i)		280,000	2,228
Series 2004-5 Class G, 5.5612% 11/10/41 (f)(i)		195,000	194,640
Series 2005-1 Class CJ, 5.1964% 11/10/42 (i)		550,000	587,869
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)		5,908,000	6,178,716
Series 2005-6 Class AJ, 5.189% 9/10/47 (i)		300,000	326,809
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	106,300
Series 2007-3:
Class A3, 5.5925% 6/10/49 (i)		3,176,000	3,176,057
Class A4, 5.5925% 6/10/49 (i)		3,965,000	4,558,172
Series 2008-1 Class D, 6.2546% 2/10/51 (f)(i)		125,000	59,315
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,755,860
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.501% 11/15/15 (f)(i)		817,730	818,261
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class J, 1.2512% 3/15/22 (f)(i)		167,801	161,089
Class K, 2.2012% 3/15/22 (f)(i)		427,499	256,499
Series 2006-BIX1 Class G, 0.5312% 10/15/19 (f)(i)		419,112	414,921
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7012% 8/15/17 (f)(i)		480,000	507,600
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (f)(i)		54,076	39,547
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (f)(i)		495,763	415,043
Class M1, 0.6417% 11/25/35 (f)(i)		59,169	38,391
Class M2, 0.6917% 11/25/35 (f)(i)		75,121	47,926
Class M3, 0.7117% 11/25/35 (f)(i)		67,232	42,024
Class M4, 0.8017% 11/25/35 (f)(i)		83,765	40,579
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (f)(i)		1,184,688	934,431
Class B1, 1.6017% 1/25/36 (f)(i)		102,377	15,798
Class M1, 0.6517% 1/25/36 (f)(i)		382,157	212,353
Class M2, 0.6717% 1/25/36 (f)(i)		114,647	60,199
Class M3, 0.7017% 1/25/36 (f)(i)		167,433	86,263
Class M4, 0.8117% 1/25/36 (f)(i)		92,600	44,943
Class M5, 0.8517% 1/25/36 (f)(i)		92,600	32,652
Class M6, 0.9017% 1/25/36 (f)(i)		98,351	26,454
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-1:
Class A2, 0.5617% 4/25/36 (f)(i)		$ 183,592	$ 148,673
Class M1, 0.5817% 4/25/36 (f)(i)		65,663	42,313
Class M2, 0.6017% 4/25/36 (f)(i)		69,378	42,975
Class M3, 0.6217% 4/25/36 (f)(i)		59,694	35,557
Class M4, 0.7217% 4/25/36 (f)(i)		33,827	19,449
Class M5, 0.7617% 4/25/36 (f)(i)		32,832	18,051
Class M6, 0.8417% 4/25/36 (f)(i)		65,464	27,547
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (f)(i)		3,310,078	2,594,687
Class A2, 0.4817% 7/25/36 (f)(i)		163,761	128,806
Class B1, 1.0717% 7/25/36 (f)(i)		61,314	11,010
Class M1, 0.5117% 7/25/36 (f)(i)		171,820	81,701
Class M2, 0.5317% 7/25/36 (f)(i)		121,227	54,264
Class M3, 0.5517% 7/25/36 (f)(i)		100,555	42,735
Class M4, 0.6217% 7/25/36 (f)(i)		67,901	16,820
Class M5, 0.6717% 7/25/36 (f)(i)		83,457	19,552
Class M6, 0.7417% 7/25/36 (f)(i)		124,520	26,051
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (f)(i)		137,077	20,739
Class M5, 0.6817% 10/25/36 (f)(i)		161,867	8,582
Series 2006-4A Class M6, 0.7217% 12/25/36 (f)(i)		119,106	3,811
Series 2007-1 Class A2, 0.4717% 3/25/37 (f)(i)		772,444	446,776
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (f)(i)		747,549	523,587
Class A2, 0.5217% 7/25/37 (f)(i)		698,483	340,800
Class M1, 0.5717% 7/25/37 (f)(i)		245,268	67,423
Class M2, 0.6117% 7/25/37 (f)(i)		134,025	22,873
Class M3, 0.6917% 7/25/37 (f)(i)		135,894	13,670
Class M4, 0.8517% 7/25/37 (f)(i)		268,299	16,452
Class M5, 0.9517% 7/25/37 (f)(i)		236,512	10,522
Class M6, 1.2017% 7/25/37 (f)(i)		153,836	1,338
Series 2007-3:
Class A2, 0.4917% 7/25/37 (f)(i)		700,857	364,836
Class B1, 1.1517% 7/25/37 (f)(i)		170,348	13,013
Class B2, 1.8017% 7/25/37 (f)(i)		72,447	3,869
Class M1, 0.5117% 7/25/37 (f)(i)		152,220	51,406
Class M2, 0.5417% 7/25/37 (f)(i)		163,152	45,553
Class M3, 0.5717% 7/25/37 (f)(i)		257,087	55,857
Class M4, 0.7017% 7/25/37 (f)(i)		403,665	68,068
Class M5, 0.8017% 7/25/37 (f)(i)		209,381	29,969
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M6, 1.0017% 7/25/37 (f)(i)		$ 159,658	$ 19,280
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (f)(i)		283,779	26,381
Class M2, 1.2517% 9/25/37 (f)(i)		283,779	21,827
Class M4, 1.8017% 9/25/37 (f)(i)		725,809	35,429
Class M5, 1.9517% 9/25/37 (f)(i)		461,695	14,715
Series 2006-3A, Class IO, 3.8903% 10/25/36 (f)(i)(k)		7,954,173	169,225
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)		7,605,674	633,261
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4536% 3/11/39 (i)		450,000	453,808
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (f)(i)		373,049	369,413
Class J, 1.0512% 3/15/19 (f)(i)		407,118	387,058
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (f)(i)		655,330	618,936
Class E, 0.5012% 3/15/22 (f)(i)		3,607,157	3,334,687
Class F, 0.5512% 3/15/22 (f)(i)		2,235,922	2,022,311
Class G, 0.6012% 3/15/22 (f)(i)		537,549	475,443
Class H, 0.7512% 3/15/22 (f)(i)		655,330	566,509
Class J, 0.9012% 3/15/22 (f)(i)		655,330	550,126
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41		56,165	56,155
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	645,585
Series 2006-T22 Class AJ, 5.5728% 4/12/38 (i)		400,000	441,023
Series 2007-PW16 Class A4, 5.7166% 6/11/40 (i)		1,112,000	1,297,556
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		70,000	71,110
Class I, 5.64% 2/14/31 (f)		202,567	155,598
Series 2003-T10 Class B, 4.84% 3/13/40		260,762	260,718
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,852,020
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (f)(i)(k)		17,947,833	100,167
Series 2006-T22:
Class A4, 5.5728% 4/12/38 (i)		237,000	265,875
Class B, 5.5728% 4/12/38 (f)(i)		200,000	209,579
Series 2006-T24 Class X2, 0.4454% 10/12/41 (f)(i)(k)		2,947,577	9,577
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-BBA8:
Class K, 1.4012% 3/15/22 (f)(i)		$ 120,000	$ 98,744
Class L, 2.1012% 3/15/22 (f)(i)		253,498	172,935
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (f)(i)(k)		123,066,869	1,057,760
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(i)(k)		67,080,021	309,843
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		649,807	730,643
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (f)(i)		647,988	604,309
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,329,576
Class XCL, 1.3266% 5/15/35 (f)(i)(k)		7,509,818	117,919
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5597% 12/15/47 (f)(i)		750,000	882,873
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	713,532
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	342,500
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		113,351	115,160
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (f)(i)		99,649	95,770
Series 2007-FL3A Class A2, 0.3412% 4/15/22 (f)(i)		183,349	181,299
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (i)		1,135,502	1,145,430
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,578,870
Series 2007-CD4 Class A3, 5.293% 12/11/49		1,852,000	1,914,590
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(i)	CAD	138,000	118,339
Class G, 5.01% 5/15/44 (f)(i)	CAD	30,000	24,227
Class H, 5.01% 5/15/44 (f)(i)	CAD	20,000	13,941
Class J, 5.01% 5/15/44 (f)(i)	CAD	20,000	13,167
Class K, 5.01% 5/15/44 (f)(i)	CAD	10,000	5,571
Class L, 5.01% 5/15/44 (f)(i)	CAD	36,000	18,006
Class M, 5.01% 5/15/44 (f)(i)	CAD	165,000	74,304
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (i)		1,902,000	2,026,568
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	648,812
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2007-C2 Class B, 5.617% 4/15/47 (i)		$ 2,125,000	$ 947,329
COMM Mortgage Trust Series 2012-CR5 Class D, 4.3348% 12/10/45 (f)(i)		280,000	271,986
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (f)(i)		1,802	1,802
Series 2005-F10A Class J, 1.0512% 4/15/17 (f)(i)		126,749	113,066
Series 2005-FL11:
Class B, 0.4512% 11/15/17 (f)(i)		141,221	136,887
Class C, 0.5012% 11/15/17 (f)(i)		1,168,561	1,109,332
Class D, 0.5412% 11/15/17 (f)(i)		60,771	56,475
Class E, 0.5912% 11/15/17 (f)(i)		216,043	198,612
Class F, 0.6512% 11/15/17 (f)(i)		149,679	136,106
Class G, 0.7012% 11/15/17 (f)(i)		103,750	92,267
Series 2006-FL12:
Class AJ, 0.3312% 12/15/20 (f)(i)		4,060,000	3,891,701
Class B, 0.3712% 12/15/20 (f)(i)		577,508	550,450
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	567,634
Series 2004-RS1 Class A, 5.648% 3/3/41 (f)		412,572	416,285
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,559,088
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)		2,415,835	2,428,569
Class AJFX, 5.478% 2/5/19 (f)		5,750,000	5,769,671
Series 2001-J2A Class F, 6.9937% 7/16/34 (f)(i)		199,000	232,538
Series 2006-C8 Class XP, 0.4673% 12/10/46 (i)(k)		15,692,429	62,691
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class G, 6.21% 7/15/31 (f)		289,734	289,562
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(i)		71,224	71,778
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	398,699
Series 1999-C2 Class G, 6% 11/17/32		302,000	234,269
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	22,238,608
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.25% 6/10/44 (i)		905,000	826,134
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		1,260,000	1,344,925
Series 2012-CR1:
Class C, 5.547% 5/15/45		350,000	397,334
Class D, 5.547% 5/15/45 (f)		440,000	443,605
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR2:
Class E, 4.8582% 8/15/45 (f)(i)		$ 1,727,000	$ 1,677,259
Class F, 4.25% 8/15/45 (f)		1,260,000	973,869
Series 2012-LC4:
Class C, 5.6487% 12/10/44 (i)		260,000	301,577
Class D, 5.6487% 12/10/44 (f)(i)		870,000	896,109
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (f)		493,000	506,664
Class F, 4.867% 6/9/28 (f)		645,000	599,181
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (i)		481,579	484,386
Series 2007-C3 Class A4, 5.6803% 6/15/39 (i)		28,438,000	32,670,058
Series 2006-C4 Class AAB, 5.439% 9/15/39		3,004,520	3,043,966
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (i)(k)		9,777,242	56,630
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)		1,722,000	1,957,757
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (f)(i)		6,783,000	5,954,368
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8012% 9/15/21 (f)(i)		254,303	236,712
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		808,122	826,266
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		324,515	327,965
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,793,569	1,971,111
Class H, 6% 5/17/40 (f)		90,317	52,381
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		1,156,000	1,225,059
Class G, 6.75% 11/15/30 (f)		180,000	199,236
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (i)(k)		403,674	502
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (f)(i)(k)		1,692,651	2,563
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	120,357
Series 2006-C1 Class A3, 5.4088% 2/15/39 (i)		5,775,894	5,828,131
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (f)(i)		721,000	699,257
Class C:
0.3712% 2/15/22 (f)(i)		1,864,711	1,752,536
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class C: - continued
0.4712% 2/15/22 (f)(i)		$ 665,993	$ 623,931
Class F, 0.5212% 2/15/22 (f)(i)		1,331,815	1,247,036
Class L, 2.1012% 2/15/22 (f)(i)		99,364	18,983
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		385,020	385,096
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (i)(k)		27,591,094	101,784
Class B, 5.487% 2/15/40 (f)(i)		2,907,000	420,062
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5566% 11/10/46 (f)(i)		500,000	555,097
Class E, 5.5566% 11/10/46 (f)(i)		770,000	820,543
Class F, 5.5566% 11/10/46 (f)(i)		1,120,000	1,050,544
Class XB, 0.2462% 11/10/46 (f)(i)(k)		20,920,000	421,580
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		254,630	254,744
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1916% 6/10/31 (f)(i)		747,087	752,119
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (f)		640,000	674,498
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(i)		443,000	464,127
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (f)		589,000	620,877
Class E, 5.253% 5/5/27 (f)		411,000	433,122
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	235,877
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (i)(k)		1,640,000	265,283
Series K012 Class X3, 2.2879% 1/25/41 (i)(k)		1,800,000	260,298
Series K013 Class X3, 2.7899% 1/25/43 (i)(k)		820,000	145,532
Series KAIV Class X2, 3.6147% 6/25/46 (i)(k)		420,000	96,984
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (f)(i)		1,290,000	1,463,124
Series 2011-K10 Class B, 4.5972% 11/25/49 (f)(i)		240,000	262,817
Series 2011-K11 Class B, 4.4204% 12/25/48 (f)(i)		750,000	811,217
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		1,030,759	1,038,490
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GCCFC Commercial Mortgage Trust:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (f)		$ 490,000	$ 492,463
Series 2003-C2 Class J, 5.234% 1/5/36 (f)(i)		250,000	245,710
Series 2005-GG3 Class B, 4.894% 8/10/42 (i)		680,000	685,781
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,939,514
Series 2001-1 Class X1, 1.8773% 5/15/33 (f)(i)(k)		880,085	13,397
Series 2007-C1 Class XP, 0.1604% 12/10/49 (i)(k)		23,856,631	52,699
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	282,618
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		375,113	413,707
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		186,099	188,846
Series 1999-C2I Class K, 6.481% 9/15/33 (l)		835,000	576,643
Series 1999-C3:
Class J, 6.974% 8/15/36		226,000	240,023
Class K, 6.974% 8/15/36		274,002	204,417
Series 2000-C1 Class K, 7% 3/15/33		16,008	12,182
Series 2003-C3 Class H, 5.7184% 4/10/40 (f)(i)		170,000	166,442
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (f)(i)		715,000	687,706
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49		2,397,523	2,427,073
Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,702,080
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (f)(i)(k)		30,400,162	149,569
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (f)(i)		343,842	343,115
Class F, 0.6477% 6/6/20 (f)(i)		835,001	832,209
Class J, 1.9577% 6/6/20 (f)(i)		250,000	246,630
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(i)		5,910,000	5,920,384
Class C, 2.0056% 3/6/20 (f)(i)		1,994,000	2,003,561
Class D, 2.2018% 3/6/20 (f)(i)		4,004,000	4,023,728
Class F, 2.6334% 3/6/20 (f)(i)		164,000	164,962
Class G, 2.7903% 3/6/20 (f)(i)		81,000	81,481
Class H, 3.3004% 3/6/20 (f)(i)		60,000	60,387
Class J, 4.0852% 3/6/20 (f)(i)		86,000	86,599
Class L, 5.4585% 3/6/20 (f)(i)		400,000	404,124
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
Series 1997-GL:
Class G, 7.7695% 7/13/30 (i)		$ 762,618	$ 823,445
Class H, 8.0595% 7/13/30 (f)(i)		230,000	245,751
Series 2006-GG6 Class A2, 5.506% 4/10/38		4,166,630	4,315,349
Series 2010-C1:
Class D, 5.9889% 8/10/43 (f)(i)		755,000	819,539
Class E, 4% 8/10/43 (f)		1,240,000	963,760
Class X, 1.5421% 8/10/43 (f)(i)(k)		6,132,571	488,564
Series 2012-GCJ7:
Class C, 5.7223% 5/10/45 (i)		630,000	711,241
Class D, 5.7223% 5/10/45 (f)(i)		970,000	1,024,366
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)		510,000	513,621
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		433,742	440,033
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,179,579	6,267,304
Series 2010-C2:
Class D, 5.2271% 12/10/43 (f)(i)		720,000	761,238
Class XA, 0.6785% 12/10/43 (f)(i)(k)		5,520,379	120,444
Series 2011-GC5:
Class C, 5.308% 8/10/44 (f)(i)		1,050,000	1,193,611
Class D, 5.308% 8/10/44 (f)(i)		480,000	505,186
JP Morgan Chase Commercial Mortgage Trust Series 2012-C8 Class C, 4.7781% 10/15/45 (f)		750,000	800,210
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(i)		500,000	503,366
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		822,574	824,187
Series 2003-C1 Class D, 5.192% 1/12/37		270,000	270,126
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(i)		380,000	470,369
Class D, 7.4453% 12/5/27 (f)(i)		1,885,000	2,223,284
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	707,022
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(i)		695,000	734,254
Series 2011-C4 Class E, 5.3893% 7/15/46 (f)(i)		370,000	386,392
Series 2012-CBX:
Class C, 5.1894% 6/16/45 (i)		250,000	277,976
Class D, 5.1894% 6/16/45 (f)(i)		690,000	726,223
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3312% 11/15/18 (f)(i)		$ 5,517,853	$ 5,442,915
Class B, 0.3712% 11/15/18 (f)(i)		939,428	912,653
Class C, 0.4112% 11/15/18 (f)(i)		667,437	644,797
Class D, 0.4312% 11/15/18 (f)(i)		203,316	192,353
Class E, 0.4812% 11/15/18 (f)(i)		293,294	271,613
Class F, 0.5312% 11/15/18 (f)(i)		439,136	389,109
Class G, 0.5612% 11/15/18 (f)(i)		381,572	322,840
Class H, 0.7012% 11/15/18 (f)(i)		293,360	236,471
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (i)		2,965,987	3,019,941
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (i)		530,458	556,314
Class A3, 5.336% 5/15/47		9,409,000	10,620,277
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (i)		6,670,000	7,669,649
Series 2007-LD11:
Class A2, 5.7974% 6/15/49 (i)		2,874,363	2,964,767
Class A4, 5.8124% 6/15/49 (i)		13,130,000	15,085,910
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		1,875,286	1,896,840
Class A3, 5.42% 1/15/49		25,732,000	29,373,284
Series 2004-CBX Class D, 5.097% 1/12/37 (i)		170,000	146,786
Series 2004-LN2 Class D, 5.2242% 7/15/41 (i)		420,000	309,193
Series 2005-LDP3 Class A3, 4.959% 8/15/42		1,870,836	1,877,367
Series 2005-LDP5 Class AJ, 5.3214% 12/15/44 (i)		360,000	375,945
Series 2006-CB17 Class A3, 5.45% 12/12/43		362,884	363,020
Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)		1,291,908	1,330,315
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (i)		165,000	58,893
Class C, 5.7259% 2/12/49 (i)		424,000	117,280
Class D, 5.7259% 2/12/49 (i)		447,000	75,368
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (i)		157,000	11,874
Class ES, 5.562% 1/15/49 (f)(i)		983,000	38,063
Series 2010-C2:
Class D, 5.526% 11/15/43 (f)(i)		645,000	722,381
Class XB, 0.6681% 11/15/43 (f)(i)(k)		3,600,000	150,458
Series 2011-C5:
Class B. 5.3143% 8/15/46 (f)(i)		1,140,000	1,337,954
Class C, 5.3143% 8/15/46 (f)(i)		1,102,648	1,243,433
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (i)		$ 21,615,000	$ 25,148,188
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		481,709	492,439
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	152,575
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,288,579
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,500,000	1,604,885
Class AM, 5.263% 11/15/40 (i)		137,000	150,521
Series 2006-C1 Class A2, 5.084% 2/15/31		25,319	25,342
Series 2006-C6:
Class A2, 5.262% 9/15/39 (i)		111,380	112,920
Class A4, 5.372% 9/15/39		857,000	974,168
Class AM, 5.413% 9/15/39		1,500,000	1,685,333
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,096,355	1,155,743
Class AM, 5.378% 11/15/38		160,000	174,979
Series 2007-C1:
Class A3, 5.398% 2/15/40		9,480,823	9,778,853
Class A4, 5.424% 2/15/40		5,434,000	6,218,403
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,482,397
Series 2007-C6 Class A2, 5.845% 7/15/40		4,782,064	4,788,372
Series 2003-C7 Class L, 5.1692% 7/15/37 (f)(i)		284,000	275,263
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(i)		225,000	219,661
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	282,156
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	772,084
Series 2005-C2 Class AJ, 5.205% 4/15/30 (i)		740,000	780,865
Series 2005-C7 Class C, 5.35% 11/15/40 (i)		866,000	849,660
Series 2006-C4:
Class AJ, 5.8856% 6/15/38 (i)		1,060,000	1,065,817
Class AM, 5.8856% 6/15/38 (i)		500,000	559,732
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (i)(k)		7,302,392	29,670
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (i)(k)		2,598,342	11,685
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)		2,376,000	2,752,066
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,342,428
Class XCP, 0.2757% 9/15/45 (i)(k)		119,297,547	614,740
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (f)(i)		608,683	589,262
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Class E, 0.4912% 9/15/21 (f)(i)		$ 2,196,145	$ 2,104,109
Class F, 0.5412% 9/15/21 (f)(i)		1,143,094	1,083,759
Class G, 0.5612% 9/15/21 (f)(i)		2,258,211	2,118,410
Class H, 0.6012% 9/15/21 (f)(i)		582,579	534,861
Series 2007-LLFA Class E, 1.1012% 6/15/22 (f)(i)		760,000	734,661
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6375% 6/25/43 (f)(i)		310,000	307,210
Series 2011-1 Class B, 5.6375% 6/25/43 (f)(i)		540,000	570,210
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (f)(i)		17,970,000	17,811,307
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4086% 10/12/39 (f)(i)	CAD	320,000	273,527
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (i)		418,902	418,721
Series 1998-C3 Class E, 7.0859% 12/15/30 (i)		55,629	56,366
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3692% 1/12/44 (i)		220,000	239,278
Series 2004-MKB1 Class F, 5.664% 2/12/42 (f)(i)		180,000	176,186
Series 2005-LC1 Class F, 5.4232% 1/12/44 (f)(i)		1,655,000	1,172,534
Series 2006-C1:
Class A2, 5.683% 5/12/39 (i)		750,804	754,358
Class AJ, 5.683% 5/12/39 (i)		530,000	515,524
Class AM, 5.683% 5/12/39 (i)		100,000	111,789
Series 2007-C1 Class A4, 5.8505% 6/12/50 (i)		7,199,517	8,329,035
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,738,063
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (i)		109,549	109,195
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (i)		132,768	133,373
Class ASB, 5.133% 12/12/49 (i)		1,220,516	1,276,193
Series 2007-5:
Class A3, 5.364% 8/12/48		11,362,018	11,594,815
Class A4, 5.378% 8/12/48		17,266,000	19,565,020
Series 2007-6 Class A4, 5.485% 3/12/51 (i)		14,650,000	16,664,287
Series 2007-7 Class A4, 5.7411% 6/12/50 (i)		6,656,000	7,625,413
Series 2006-3 Class ASB, 5.382% 7/12/46 (i)		5,633,529	5,789,110
Series 2006-4 Class XP, 0.6175% 12/12/49 (i)(k)		25,957,588	293,347
Series 2007-6 Class B, 5.635% 3/12/51 (i)		1,902,000	460,474
Series 2007-7 Class B, 5.7411% 6/12/50 (i)		166,000	9,445
Series 2007-8 Class A3, 5.9357% 8/12/49 (i)		1,640,000	1,902,762
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		$ 399,108	$ 359,197
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		543,850	451,395
Morgan Stanley BAML Trust:
Series 2013-C7 Class D, 4.3056% 2/15/46 (f)		810,000	750,966
Series 2013-C8 Class D, 4.1726% 12/15/48 (f)(i)		400,000	371,000
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.402% 7/15/19 (f)(i)		357,716	143,534
Class H, 0.582% 7/15/19 (f)(i)		85,670	83,036
Class J, 0.632% 7/15/19 (f)(i)		354,000	304,173
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (f)(i)		1,092,000	1,029,979
Class D, 0.392% 10/15/20 (f)(i)		667,354	616,104
Class E, 0.452% 10/15/20 (f)(i)		834,661	745,523
Class F, 0.502% 10/15/20 (f)(i)		500,899	432,378
Class G, 0.542% 10/15/20 (f)(i)		619,188	503,526
Class H, 0.632% 10/15/20 (f)(i)		389,758	266,284
Class J, 0.782% 10/15/20 (f)(i)		225,021	79,478
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (f)		260,000	267,709
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		28,022	28,057
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,638,615	1,649,584
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	676,904
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)		964,000	998,245
Series 1997-RR Class F, 7.4012% 4/30/39 (f)(i)		86,502	84,340
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		207,935	155,893
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	184,175
Class O, 5.91% 11/15/31 (f)		197,950	53,865
Series 2004-IQ7 Class E, 5.3965% 6/15/38 (f)(i)		120,000	125,381
Series 2004-RR2 Class C, 5.88% 10/28/33 (f)(i)		280,000	245,000
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,555,451
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		1,000,000	1,051,184
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (i)		326,920	329,563
Class A4, 5.693% 10/15/42 (i)		570,000	635,238
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	813,599
Series 2006-T23 Class A3, 5.815% 8/12/41 (i)		972,000	1,007,812
Series 2007-HQ12 Class A2, 5.5917% 4/12/49 (i)		8,957,354	9,200,206
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)		$ 2,852,000	$ 3,270,351
Class B, 5.7489% 4/15/49 (i)		469,000	141,053
Series 2011-C1:
Class C, 5.2536% 9/15/47 (f)(i)		970,000	1,095,279
Class D, 5.2536% 9/15/47 (f)(i)		1,760,000	1,930,727
Class E, 5.2536% 9/15/47 (f)(i)		573,100	599,156
Series 2011-C2:
Class D, 5.3169% 6/15/44 (f)(i)		580,000	616,994
Class E, 5.3169% 6/15/44 (f)(i)		600,000	621,658
Class F, 5.3169% 6/15/44 (f)(i)		550,000	459,688
Class XB, 0.4643% 6/15/44 (f)(i)(k)		9,001,008	323,739
Series 2011-C3:
Class C, 5.1844% 7/15/49 (f)(i)		1,000,000	1,121,754
Class D, 5.357% 7/15/49 (f)		1,130,000	1,204,487
Class E, 5.1844% 7/15/49 (f)(i)		400,000	416,290
Series 2012-C4 Class D, 5.5262% 3/15/45 (f)(i)		330,000	360,723
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9081% 2/23/34 (i)		466,000	534,242
Series 2001-TOP3 Class E, 7.3736% 7/15/33 (f)(i)		150,000	154,800
Series 2003-TOP9 Class E, 5.5717% 11/13/36 (f)(i)		78,000	81,510
NationsLink Funding Corp.:
Series 1998-2 Class J, 5% 8/20/30 (f)		195,000	193,546
Series 1999-SL Class X, 11/10/30 (k)		21,664	21,638
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,057,419
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		831,140	1,047,153
RBSCF Trust Series 2010-MB1 Class D, 4.6797% 4/15/24 (f)(i)		1,238,000	1,256,839
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	92,362
Class G, 4.456% 9/12/38 (f)	CAD	54,000	45,374
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,440
Class J, 4.456% 9/12/38 (f)	CAD	36,000	24,998
Class K, 4.456% 9/12/38 (f)	CAD	18,000	11,535
Class L, 4.456% 9/12/38 (f)	CAD	26,000	15,667
Class M, 4.456% 9/12/38 (f)	CAD	104,391	48,712
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	107,307
Class G, 4.57% 4/12/23	CAD	42,000	34,516
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1: - continued
Class H, 4.57% 4/12/23	CAD	42,000	31,608
Class J, 4.57% 4/12/23 (i)	CAD	42,000	30,004
Class K, 4.57% 4/12/23	CAD	21,000	14,008
Class L, 4.57% 4/12/23	CAD	63,000	40,624
Class M, 4.57% 4/12/23	CAD	185,000	92,307
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (f)(i)		13,484	13,743
Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	97,246
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.553% 8/15/39 (i)		170,000	186,432
Series 2007-C4 Class F, 5.553% 8/15/39 (i)		820,000	570,180
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	279,238
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7762% 7/15/24 (f)(i)		110,000	91,588
Class G, 0.7762% 7/15/24 (f)(i)		200,000	156,523
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (f)(i)		284,000	350,801
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(i)		1,299,000	1,243,935
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	206,311
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (f)(i)		1,770,598	1,660,706
Class F, 0.5412% 9/15/21 (f)(i)		1,877,987	1,745,842
Class G, 0.5612% 9/15/21 (f)(i)		1,779,101	1,613,565
Class J, 0.8012% 9/15/21 (f)(i)		395,545	300,201
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (f)(i)		4,565,501	4,028,000
Class LXR1, 0.9012% 6/15/20 (f)(i)		233,698	203,317
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		6,423	6,419
Series 2003-C8 Class A3, 4.445% 11/15/35		2,007,225	2,023,110
Series 2006-C29 Class A3, 5.313% 11/15/48		5,044,309	5,177,862
Series 2007-C30:
Class A3, 5.246% 12/15/43		517,918	527,190
Class A4, 5.305% 12/15/43		8,604,000	9,427,021
Class A5, 5.342% 12/15/43		13,536,000	15,275,541
Series 2007-C31 Class A4, 5.509% 4/15/47		32,469,000	36,809,294
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C32 Class A3, 5.7388% 6/15/49 (i)		$ 19,449,000	$ 22,338,305
Series 2007-C33 Class A5, 5.9245% 2/15/51 (i)		19,259,000	22,223,634
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(i)		903,000	910,387
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	347,073
Series 2004-C11:
Class D, 5.3891% 1/15/41 (i)		360,000	354,615
Class E, 5.4391% 1/15/41 (i)		327,000	309,073
Series 2004-C12 Class D, 5.3075% 7/15/41 (i)		280,000	291,365
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	270,972
Class C, 5.21% 8/15/41		170,000	177,955
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (f)(i)		500,000	492,420
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	2,009,014
Series 2005-C22:
Class B, 5.3875% 12/15/44 (i)		4,218,000	2,890,342
Class F, 5.3875% 12/15/44 (f)(i)		3,171,000	882,172
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)		7,870,000	8,805,822
Series 2007-C30 Class XP, 0.4747% 12/15/43 (f)(i)(k)		15,928,716	82,111
Series 2007-C31 Class C, 5.6823% 4/15/47 (i)		522,000	302,827
Series 2007-C32:
Class D, 5.7388% 6/15/49 (i)		1,431,000	383,514
Class E, 5.7388% 6/15/49 (i)		2,252,000	559,701
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (f)(i)(k)		20,614,217	826,280
Series 2012-LC5:
Class C, 4.693% 10/15/45 (i)		569,000	610,012
Class D, 4.7802% 10/15/45 (f)		1,621,000	1,544,163
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	403,959
Class D, 5.5486% 3/15/44 (f)(i)		230,000	239,178
Class E, 5% 3/15/44 (f)		590,000	505,835
Series 2011-C4 Class E, 5.4179% 6/15/44 (f)		320,000	325,805
Series 2011-C5:
Class C, 5.6365% 11/15/44 (f)(i)		260,000	297,355
Class D, 5.6365% 11/15/44 (f)(i)		600,000	647,628
Class XA, 2.0644% 11/15/44 (f)(i)(k)		5,163,290	615,903
Series 2012-C6 Class D, 5.5635% 4/15/45 (f)(i)		540,000	550,574
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2012-C7:
Class C, 4.85% 6/15/45 (i)		$ 1,270,000	$ 1,389,497
Class E, 4.8512% 6/15/45 (f)		890,000	865,573
Series 2012-C8 Class D, 4.8802% 8/15/45 (f)(i)		650,000	662,412
Series 2013-C11:
Class D, 4.1856% 3/15/45 (f)(i)		350,000	335,070
Class E, 4.1856% 3/15/45 (f)(i)		1,750,000	1,350,300
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (f)		1,500,000	1,541,019
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4618% 12/15/45 (f)(i)		380,000	351,645
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $656,145,783)			774,529,472
Municipal Securities - 1.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)		3,300,000	3,429,888
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,724,575
7.3% 10/1/39		2,150,000	3,003,486
7.5% 4/1/34		14,555,000	20,319,653
7.55% 4/1/39		17,880,000	26,002,169
7.6% 11/1/40		32,540,000	48,031,318
7.625% 3/1/40		5,410,000	7,891,567
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		11,325,000	14,733,146
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		41,035,000	40,451,893
Series 2010, 4.421% 1/1/15		6,825,000	7,194,574
Series 2010-1, 6.63% 2/1/35		11,945,000	13,556,022
Series 2010-3:
6.725% 4/1/35		17,810,000	20,409,013
7.35% 7/1/35		8,165,000	9,884,386
Series 2011:
5.665% 3/1/18		4,730,000	5,408,992
5.877% 3/1/19		9,215,000	10,583,796
TOTAL MUNICIPAL SECURITIES (Cost $222,569,517)			234,624,478
Foreign Government and Government Agency Obligations - 1.9%
		Principal Amount (d)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 3,072,773	$ 1,674,662
2.5% 12/31/38 (e)		1,765,000	555,975
7% 9/12/13		10,400,000	10,137,111
7% 10/3/15		5,400,000	4,351,500
Aruba Government 4.625% 9/14/23 (f)		760,000	784,320
Bahamian Republic 6.95% 11/20/29 (f)		855,000	1,034,550
Barbados Government 7% 8/4/22 (f)		400,000	420,000
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,635,000	3,766,769
8.95% 1/26/18		1,235,000	1,315,275
Bermuda Government 4.138% 1/3/23 (f)		670,000	703,500
Brazilian Federative Republic:
5.625% 1/7/41		305,000	366,000
7.125% 1/20/37		1,215,000	1,719,225
8.25% 1/20/34		935,000	1,453,925
10.125% 5/15/27		545,000	952,388
12.25% 3/6/30		895,000	1,745,250
City of Buenos Aires 12.5% 4/6/15 (f)		2,755,000	2,562,150
Colombian Republic:
6.125% 1/18/41		1,735,000	2,216,463
7.375% 9/18/37		1,680,000	2,419,200
10.375% 1/28/33		1,820,000	3,153,150
11.75% 2/25/20		775,000	1,218,688
Congo Republic 3% 6/30/29 (e)		2,840,310	2,655,690
Costa Rican Republic 4.25% 1/26/23 (f)		1,150,000	1,170,125
Croatia Republic:
6.25% 4/27/17 (f)		2,210,000	2,381,275
6.375% 3/24/21 (f)		1,750,000	1,914,150
6.625% 7/14/20 (f)		1,820,000	2,013,466
6.75% 11/5/19 (f)		2,050,000	2,275,500
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		975,000	1,011,563
6.25% 10/4/20 (f)		1,910,000	2,034,150
6.25% 7/27/21 (f)		1,410,000	1,498,125
7.4% 1/22/15 (f)		1,235,000	1,318,363
Dominican Republic:
1.3405% 8/30/24 (i)		1,350,000	1,255,500
7.5% 5/6/21 (f)		2,030,000	2,293,900
9.04% 1/23/18 (f)		1,185,880	1,328,186
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	794,138
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
El Salvador Republic: - continued
7.65% 6/15/35 (Reg. S)		$ 1,165,000	$ 1,363,050
8.25% 4/10/32 (Reg. S)		575,000	713,000
Gabonese Republic 8.2% 12/12/17 (f)		935,000	1,126,675
Georgia Republic:
6.875% 4/12/21 (f)		1,120,000	1,293,600
7.5% 4/15/13		305,000	305,763
Ghana Republic 8.5% 10/4/17 (f)		1,025,000	1,173,625
Guatemalan Republic:
4.875% 2/13/28 (f)		615,000	604,238
5.75% 6/6/22 (f)		935,000	1,037,850
Hungarian Republic:
4.125% 2/19/18		596,000	587,805
4.75% 2/3/15		6,350,000	6,508,750
7.625% 3/29/41		2,670,000	3,003,750
Indonesian Republic:
4.875% 5/5/21 (f)		1,260,000	1,400,238
5.25% 1/17/42 (f)		1,175,000	1,273,465
5.875% 3/13/20 (f)		1,260,000	1,474,200
6.625% 2/17/37 (f)		950,000	1,189,875
6.875% 1/17/18 (f)		905,000	1,076,950
7.75% 1/17/38 (f)		1,450,000	2,035,510
8.5% 10/12/35 (Reg. S)		1,435,000	2,134,563
11.625% 3/4/19 (f)		1,535,000	2,244,938
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,310,000	2,962,450
Ivory Coast 7.0996% 12/31/32 (e)		750,000	682,500
Jordanian Kingdom 3.875% 11/12/15		820,000	799,500
Latvian Republic:
2.75% 1/12/20 (f)		1,400,000	1,372,000
5.25% 2/22/17 (f)		850,000	943,500
5.25% 6/16/21 (f)		825,000	940,500
Lebanese Republic:
4% 12/31/17		3,742,500	3,733,144
4.75% 11/2/16		1,385,000	1,391,925
5.15% 11/12/18		790,000	790,000
5.45% 11/28/19		1,400,000	1,400,000
6.375% 3/9/20		1,180,000	1,233,100
Lithuanian Republic:
6.125% 3/9/21 (f)		1,960,000	2,352,000
6.625% 2/1/22 (f)		1,940,000	2,401,332
7.375% 2/11/20 (f)		2,455,000	3,108,644
Mongolian People's Republic 5.125% 12/5/22 (f)		600,000	565,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Moroccan Kingdom 4.25% 12/11/22 (f)		$ 1,350,000	$ 1,382,063
Panamanian Republic 8.875% 9/30/27		1,035,000	1,593,900
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,364,080
5.625% 11/18/50		1,035,000	1,252,350
7.35% 7/21/25		1,100,000	1,551,000
8.75% 11/21/33		2,465,000	4,091,900
Philippine Republic:
7.5% 9/25/24		290,000	398,025
7.75% 1/14/31		1,655,000	2,422,589
9.5% 2/2/30		1,655,000	2,737,039
9.875% 1/15/19		235,000	333,418
10.625% 3/16/25		1,210,000	2,032,800
Plurinational State of Bolivia 4.875% 10/29/22 (f)		1,190,000	1,175,125
Polish Government:
3% 3/17/23		675,000	656,438
5% 3/23/22		1,805,000	2,066,725
6.375% 7/15/19		2,200,000	2,711,500
Provincia de Cordoba 12.375% 8/17/17 (f)		1,775,000	1,349,000
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,750,000	1,907,500
Republic of Iceland 5.875% 5/11/22 (f)		1,630,000	1,850,050
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,750,000	4,346,250
Republic of Namibia 5.5% 11/3/21 (f)		740,000	810,818
Republic of Nigeria 6.75% 1/28/21 (f)		1,155,000	1,332,639
Republic of Paraguay 4.625% 1/25/23 (f)		425,000	425,850
Republic of Senegal 8.75% 5/13/21 (f)		500,000	587,500
Republic of Serbia:
4.875% 2/25/20 (f)		390,000	380,250
5.25% 11/21/17 (f)		965,000	993,950
6.75% 11/1/24 (f)		6,644,001	6,668,916
Republic of Zambia 5.375% 9/20/22 (f)		1,000,000	998,500
Romanian Republic:
4.375% 8/22/23 (f)		596,000	590,040
6.75% 2/7/22 (f)		2,872,000	3,417,680
Russian Federation:
5.625% 4/4/42 (f)		600,000	696,780
7.5% 3/31/30 (Reg. S)		4,376,425	5,448,649
11% 7/24/18 (Reg. S)		385,000	556,325
12.75% 6/24/28 (Reg. S)		2,695,000	5,268,725
Slovakia Republic 4.375% 5/21/22 (f)		1,565,000	1,662,813
State of Qatar 5.75% 1/20/42 (f)		745,000	908,006
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		$ 355,000	$ 380,383
Turkish Republic:
5.125% 3/25/22		515,000	578,088
5.625% 3/30/21		815,000	945,400
6% 1/14/41		1,020,000	1,185,750
6.25% 9/26/22		680,000	824,500
6.75% 4/3/18		1,145,000	1,369,706
6.75% 5/30/40		1,115,000	1,418,838
6.875% 3/17/36		1,795,000	2,288,625
7% 9/26/16		1,010,000	1,174,125
7% 3/11/19		335,000	410,794
7.25% 3/15/15		520,000	576,550
7.25% 3/5/38		1,150,000	1,538,125
7.375% 2/5/25		1,825,000	2,395,313
7.5% 7/14/17		1,010,000	1,217,050
7.5% 11/7/19		745,000	943,356
8% 2/14/34		490,000	693,350
11.875% 1/15/30		650,000	1,215,500
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		1,690,000	1,749,150
Ukraine Government:
6.25% 6/17/16 (f)		1,155,000	1,155,000
6.75% 11/14/17 (f)		770,000	783,475
7.65% 6/11/13 (f)		1,840,000	1,856,192
7.75% 9/23/20 (f)		1,180,000	1,255,284
7.8% 11/28/22 (f)		800,000	834,000
7.95% 6/4/14 (f)		890,000	908,913
7.95% 2/23/21 (f)		1,425,000	1,531,875
9.25% 7/24/17 (f)		2,150,000	2,386,500
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	682,613
United Mexican States:
4.75% 3/8/44		13,768,000	14,442,632
5.75% 10/12/2110		326,000	361,045
6.05% 1/11/40		1,116,000	1,397,790
6.75% 9/27/34		800,000	1,072,000
7.5% 4/8/33		360,000	518,400
8.3% 8/15/31		420,000	642,600
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,795,000	4,063,931
Venezuelan Republic:
6% 12/9/20		480,000	412,800
7% 3/31/38		565,000	466,125
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
8.5% 10/8/14		$ 925,000	$ 948,125
9% 5/7/23 (Reg. S)		1,865,000	1,853,810
9.25% 9/15/27		1,050,000	1,071,000
9.25% 5/7/28 (Reg. S)		790,000	795,925
9.375% 1/13/34		585,000	589,388
10.75% 9/19/13		1,070,000	1,099,425
11.75% 10/21/26 (Reg. S)		1,200,000	1,374,000
11.95% 8/5/31 (Reg. S)		1,825,000	2,121,563
12.75% 8/23/22		3,480,000	4,184,700
13.625% 8/15/18		1,318,000	1,568,420
Vietnamese Socialist Republic:
1.5032% 3/12/16 (i)		897,826	817,022
4% 3/12/28 (e)		4,595,000	3,721,950
6.875% 1/15/16 (f)		1,760,000	1,931,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $236,035,103)			265,440,071
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Emerald Plantation Holdings Ltd. (a)	211,773	2
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(f)	1	863,100
TOTAL COMMON STOCKS (Cost $1,258,927)		863,102
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	3,345,777
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	$ 244,125
TOTAL CONVERTIBLE PREFERRED STOCKS		3,589,902
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.95%	26,453	661,590
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	401,850
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	702,420
Series D, 7.50%	5,942	148,966
CBL & Associates Properties, Inc.:
7.375%	7,720	196,706
Series E, 6.625%	25,000	638,500
Cedar Shopping Centers, Inc.:
8.875%	1,115	27,975
Series B, 7.25%	10,000	249,900
Corporate Office Properties Trust:
Series H, 7.50%	5,000	127,250
Series L, 7.375%	12,221	326,423
Digital Realty Trust, Inc. Series E, 7.00%	10,000	270,200
Equity Lifestyle Properties, Inc. Series C, 6.75%	15,100	397,734
Essex Property Trust, Inc. Series H, 7.125%	9,354	251,623
First Potomac Realty Trust 7.75%	15,000	387,300
Hersha Hospitality Trust Series B, 8.00%	13,844	363,267
Hospitality Properties Trust Series D, 7.125%	10,000	271,400
LaSalle Hotel Properties Series H, 7.50%	10,000	260,400
PS Business Parks, Inc.:
6.875%	10,000	266,500
Series S, 6.45%	21,000	559,650
Public Storage:
Series P, 6.50%	12,000	323,280
Series R, 6.35%	10,500	283,290
Series S, 5.90%	20,000	530,800
Realty Income Corp. Series F, 6.625%	12,000	319,920
Regency Centers Corp. Series 6, 6.625%	5,510	145,629
Retail Properties America, Inc. 7.00%	24,109	613,574
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc. Series A, 9.00%	20,000	$ 546,200
Sun Communities, Inc. Series A, 7.125%	14,801	377,426
Taubman Centers, Inc. Series J, 6.50%	11,338	294,788
		9,282,971
TOTAL FINANCIALS		9,944,561
TOTAL PREFERRED STOCKS (Cost $13,556,619)		13,534,463
Floating Rate Loans - 0.5%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1377% 12/27/14 (i)	$ 2,359,924	2,194,729
Tranche C, term loan 2.139% 12/27/15 (i)	1,595,162	1,483,501
		3,678,230
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL 9.625% 12/1/19	1,000,000	1,050,000
Hilton Hotels Corp. term loan 4.452% 11/12/15 (i)	10,000,000	9,837,500
La Quinta:
Tranche A, term loan 1.6% 7/6/14 (i)	266,005	292,605
Tranche B, term loan 1.6% 7/6/14 (i)	199,504	219,454
Tranche D, term loan 2.353% 7/6/14 (i)	650,000	695,500
		12,095,059
Media - 0.1%
Harron Communications LP Tranche B, term loan 5% 10/6/17 (i)	1,868,088	1,891,439
RCN Telecom Services, LLC Tranche B, term loan 5.25% 2/28/20 (i)	1,000,000	1,002,920
Univision Communications, Inc. term loan 4.4537% 3/31/17 (i)	2,107,106	2,109,739
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (i)	1,375,000	1,388,750
		6,392,848
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (i)	$ 1,738,747	$ 1,751,788
TOTAL CONSUMER DISCRETIONARY		23,917,925
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	2,205,000	2,251,967
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (i)	1,184,117	1,213,720
		3,465,687
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (i)	755,000	768,213
Tranche B 1LN, term loan 5.5% 11/16/19 (i)	1,405,000	1,419,050
		2,187,263
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/2017	1,250,000	1,325,000
Insurance - 0.1%
Asurion Corp. Tranche B-1 1LN, term loan 4.75% 7/23/17 (i)	765,313	769,139
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (i)	2,305,000	2,313,759
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (i)	1,925,000	2,069,375
		5,152,273
Real Estate Management & Development - 0.0%
CityCenter term loan 8.75% 7/1/13 (i)	521,219	521,219
EOP Operating LP term loan:
5% 2/1/14 (i)	1,000,000	998,200
5.25% 2/1/14 (i)	1,200,000	1,197,840
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (i)	1,208,900	1,094,642
		3,811,901
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (i)	$ 45,000	$ 45,563
TOTAL FINANCIALS		12,522,000
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
4.25% 4/20/17 (i)	2,753,075	2,773,723
5.25% 10/18/18 (i)	2,340,000	2,366,325
Tranche B 2LN, term loan 4.25% 4/18/16 (i)	585,000	589,388
US Airways Group, Inc. term loan 2.7037% 3/23/14 (i)	5,680,765	5,673,664
		11,403,100
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	536,620	512,472
TOTAL INDUSTRIALS		11,915,572
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Go Daddy Operating Co., LLC Tranche B, term loan 4.25% 12/17/18 (i)	1,685,000	1,682,894
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (i)	2,096,368	2,093,747
		3,776,641
IT Services - 0.1%
First Data Corp. term loan 4.2017% 3/24/18 (i)	4,645,000	4,598,550
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (i)	1,615,000	1,635,188
		6,233,738
TOTAL INFORMATION TECHNOLOGY		10,010,379
MATERIALS - 0.0%
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (i)	2,087,721	2,092,940
Floating Rate Loans - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 3.2017% 2/1/14 (i)	$ 2,425,000	$ 2,418,938
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 5.5% 6/1/18 (i)	1,295,000	1,301,475
TOTAL FLOATING RATE LOANS (Cost $65,828,179)		67,644,916
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (i)	1,306,197	1,240,887
Goldman Sachs 1.25% 12/14/19 (i)	1,119,444	1,063,472
1.25% 12/14/19 (i)	355,323	337,557
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,425,313)		2,641,916
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,407,800)	2,243,000	2,694,426
Fixed-Income Funds - 24.2%
	Shares
Fidelity Floating Rate Central Fund (j)	3,775,092	401,178,979
Fidelity Mortgage Backed Securities Central Fund (j)	27,039,511	2,949,740,202
TOTAL FIXED-INCOME FUNDS (Cost $3,094,980,661)		3,350,919,181
Preferred Securities - 0.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 565,000	608,474
Preferred Securities - continued
	Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	$ 500,000	$ 545,281
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	1,480,000	1,525,469
TOTAL PREFERRED SECURITIES (Cost $2,569,833)		2,679,224
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $227,675,662)	227,675,662	227,675,662
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $13,162,170,889)		13,977,067,774
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(142,630,461)
NET ASSETS - 100%		$ 13,834,437,313
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
3% 3/1/43	$ (4,600,000)	(4,762,887)
3% 3/1/43	(700,000)	(724,787)
3% 3/1/43	(700,000)	(724,787)
3% 3/1/43	(3,200,000)	(3,313,313)
3% 3/1/43	(3,200,000)	(3,313,313)
3% 3/1/43	(6,400,000)	(6,626,626)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Fannie Mae - continued
3.5% 3/1/43	$ (1,800,000)	$ (1,903,500)
3.5% 3/1/43	(2,900,000)	(3,066,750)
3.5% 3/1/43	(1,000,000)	(1,057,500)
3.5% 3/1/43	(1,800,000)	(1,903,500)
3.5% 3/1/43	(3,900,000)	(4,124,250)
3.5% 3/1/43	(8,200,000)	(8,671,500)
3.5% 3/1/43	(300,000)	(317,250)
3.5% 3/1/43	(12,700,000)	(13,430,250)
3.5% 3/1/43	(5,900,000)	(6,239,250)
3.5% 3/1/43	(300,000)	(317,250)
3.5% 3/1/43	(8,200,000)	(8,671,500)
4% 3/1/43	(13,400,000)	(14,285,665)
4% 3/1/43	(9,700,000)	(10,341,116)
4% 3/1/43	(3,900,000)	(4,157,768)
4.5% 3/1/43	(10,700,000)	(11,519,634)
5.5% 3/1/43	(11,400,000)	(12,421,361)
TOTAL FANNIE MAE		(121,893,757)
Freddie Mac
3% 3/1/43	(2,800,000)	(2,885,368)
3.5% 3/1/43	(4,800,000)	(5,054,250)
TOTAL FREDDIE MAC		(7,939,618)
Ginnie Mae
3.5% 3/1/43	(22,000,000)	(23,564,064)
3.5% 3/1/43	(197,000,000)	(211,005,478)
3.5% 3/1/43	(21,575,000)	(23,108,849)
TOTAL GINNIE MAE		(257,678,391)
TOTAL TBA SALE COMMITMENTS (Proceeds $385,886,648)		$ (387,511,766)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 22,651	$ (12,974)	$ -	$ (12,974)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,004,507,555 or 7.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $985,454 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 404,538
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 2/28/13	$ 489,188
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 675,706
Fidelity Floating Rate Central Fund	10,351,507
Fidelity Mortgage Backed Securities Central Fund	30,489,185
Total	$ 41,516,398
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 455,557,522	$ 10,351,500	$ 74,964,151	$ 401,178,979	30.3%
Fidelity Mortgage Backed Securities Central Fund	3,365,808,163	30,489,185	425,063,759	2,949,740,202	19.6%
Total	$ 3,821,365,685	$ 40,840,685	$ 500,027,910	$ 3,350,919,181
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,345,777	$ 3,345,777	$ -	$ -
Financials	10,188,688	9,944,561	244,125	2
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,747,798,012	-	3,745,878,898	1,919,114
U.S. Government and Government Agency Obligations	3,935,674,448	-	3,935,674,448	-
U.S. Government Agency - Mortgage Securities	1,191,067,273	-	1,191,067,273	-
Asset-Backed Securities	95,863,130	-	84,858,759	11,004,371
Collateralized Mortgage Obligations	63,418,000	-	63,149,910	268,090
Commercial Mortgage Securities	774,529,472	-	769,624,591	4,904,881
Municipal Securities	234,624,478	-	234,624,478	-
Foreign Government and Government Agency Obligations	265,440,071	-	264,075,991	1,364,080
Floating Rate Loans	67,644,916	-	61,345,098	6,299,818
Sovereign Loan Participations	2,641,916	-	-	2,641,916
Bank Notes	2,694,426	-	2,694,426	-
Fixed-Income Funds	3,350,919,181	3,350,919,181	-	-
Preferred Securities	2,679,224	-	2,679,224	-
Money Market Funds	227,675,662	227,675,662	-	-
Total Investments in Securities:	$ 13,977,067,774	$ 3,591,885,181	$ 10,355,917,221	$ 29,265,372
Derivative Instruments:
Liabilities
Swap Agreements	$ (12,974)	$ -	$ (12,974)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (387,511,766)	$ -	$ (387,511,766)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (12,974)
Total Value of Derivatives	$ -	$ (12,974)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,839,514,566)	$ 10,398,472,931
Fidelity Central Funds (cost $3,322,656,323)	3,578,594,843
Total Investments (cost $13,162,170,889)		$ 13,977,067,774
Cash		3,160,654
Receivable for investments sold, regular delivery		84,202,082
Receivable for TBA sale commitments		385,886,648
Receivable for swap agreements		66
Receivable for fund shares sold		33,019,650
Dividends receivable		65,153
Interest receivable		72,584,282
Distributions receivable from Fidelity Central Funds		55,898
Receivable from investment adviser for expense reductions		8,298
Other receivables		63,849
Total assets		14,556,114,354

Liabilities
Payable for investments purchased Regular delivery	$ 122,832,020
Delayed delivery	186,627,126
TBA sale commitments, at value	387,511,766
Payable for fund shares redeemed	17,140,122
Distributions payable	2,015,190
Swap agreements, at value	12,974
Accrued management fee	3,606,435
Distribution and service plan fees payable	237,400
Other affiliated payables	1,630,161
Other payables and accrued expenses	63,847
Total liabilities		721,677,041

Net Assets		$ 13,834,437,313
Net Assets consist of:
Paid in capital		$ 13,172,058,429
Undistributed net investment income		37,800,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(188,680,700)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		813,258,622
Net Assets		$ 13,834,437,313

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($586,684,207 ÷ 53,732,531 shares)	$ 10.92

Maximum offering price per share (100/96.00 of $10.92)	$ 11.37
Class T: Net Asset Value and redemption price per share ($58,353,159 ÷ 5,352,910 shares)	$ 10.90

Maximum offering price per share (100/96.00 of $10.90)	$ 11.35
Class B: Net Asset Value and offering price per share ($10,191,120 ÷ 933,107 shares)A	$ 10.92

Class C: Net Asset Value and offering price per share ($109,443,699 ÷ 10,024,542 shares)A	$ 10.92

Total Bond: Net Asset Value, offering price and redemption price per share ($12,844,442,112 ÷ 1,176,568,126 shares)	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($225,323,016 ÷ 20,669,339 shares)	$ 10.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2013

Investment Income
Dividends		$ 492,980
Interest		180,850,259
Income from Fidelity Central Funds		41,516,398
Total income		222,859,637

Expenses
Management fee	$ 22,768,592
Transfer agent fees	7,744,561
Distribution and service plan fees	1,486,582
Fund wide operations fee	2,544,721
Independent trustees' compensation	27,560
Interest	2,018
Miscellaneous	18,218
Total expenses before reductions	34,592,252
Expense reductions	(13,515)	34,578,737
Net investment income (loss)		188,280,900
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	153,128,759
Fidelity Central Funds	7,192,016
Foreign currency transactions	(43)
Swap agreements	(16,364)
Total net realized gain (loss)		160,304,368
Change in net unrealized appreciation (depreciation) on: Investment securities	(183,699,377)
Assets and liabilities in foreign currencies	(173)
Swap agreements	22,204
Delayed delivery commitments	(487,534)
Total change in net unrealized appreciation (depreciation)		(184,164,880)
Net gain (loss)		(23,860,512)
Net increase (decrease) in net assets resulting from operations		$ 164,420,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 188,280,900	$ 466,524,668
Net realized gain (loss)	160,304,368	403,365,138
Change in net unrealized appreciation (depreciation)	(184,164,880)	168,945,852
Net increase (decrease) in net assets resulting from operations	164,420,388	1,038,835,658
Distributions to shareholders from net investment income	(183,126,928)	(476,613,394)
Distributions to shareholders from net realized gain	(483,153,400)	(215,970,794)
Total distributions	(666,280,328)	(692,584,188)
Share transactions - net increase (decrease)	(1,040,886,256)	1,722,265,752
Total increase (decrease) in net assets	(1,542,746,196)	2,068,517,222

Net Assets
Beginning of period	15,377,183,509	13,308,666,287
End of period (including undistributed net investment income of $37,800,962 and undistributed net investment income of $32,646,990, respectively)	$ 13,834,437,313	$ 15,377,183,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.126	.322	.381	.428	.494	.488
Net realized and unrealized gain (loss)	(.019)	.438	.187	.778	.231	(.189)
Total from investment operations	.107	.760	.568	1.206	.725	.299
Distributions from net investment income	(.122)	(.335)	(.367)	(.402)	(.447)	(.474)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.477)	(.510)	(.578)	(.436)	(.515)	(.499)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return B, C, D	.96%	7.11%	5.35%	11.97%	7.79%	2.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.82%	.83%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.81% A	.82%	.83%	.82%	.80%	.80%
Expenses net of all reductions	.81% A	.82%	.83%	.82%	.80%	.80%
Net investment income (loss)	2.29% A	2.92%	3.50%	4.00%	5.17%	4.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 586,684	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) E	.128	.328	.386	.426	.488	.489
Net realized and unrealized gain (loss)	(.029)	.433	.186	.778	.233	(.191)
Total from investment operations	.099	.761	.572	1.204	.721	.298
Distributions from net investment income	(.124)	(.336)	(.371)	(.400)	(.443)	(.473)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.479)	(.511)	(.582)	(.434)	(.511)	(.498)
Net asset value, end of period	$ 10.90	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Total Return B, C, D	.89%	7.14%	5.39%	11.97%	7.74%	2.92%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.77%	.80%	.82%	.85%	.81%
Expenses net of fee waivers, if any	.77% A	.77%	.80%	.82%	.85%	.81%
Expenses net of all reductions	.77% A	.77%	.80%	.82%	.85%	.80%
Net investment income (loss)	2.34% A	2.97%	3.54%	4.01%	5.12%	4.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,353	$ 59,896	$ 60,500	$ 71,349	$ 48,090	$ 38,574
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.089	.247	.307	.351	.423	.413
Net realized and unrealized gain (loss)	(.019)	.434	.177	.787	.233	(.190)
Total from investment operations	.070	.681	.484	1.138	.656	.223
Distributions from net investment income	(.085)	(.256)	(.293)	(.324)	(.378)	(.398)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.440)	(.431)	(.504)	(.358)	(.446)	(.423)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Total Return B, C, D	.62%	6.36%	4.54%	11.26%	7.01%	2.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.48% A	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of all reductions	1.48% A	1.50%	1.52%	1.53%	1.53%	1.54%
Net investment income (loss)	1.62% A	2.24%	2.82%	3.29%	4.44%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,191	$ 11,515	$ 9,225	$ 13,017	$ 9,054	$ 9,645
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.087	.246	.308	.354	.425	.413
Net realized and unrealized gain (loss)	(.019)	.434	.187	.778	.232	(.189)
Total from investment operations	.068	.680	.495	1.132	.657	.224
Distributions from net investment income	(.083)	(.255)	(.294)	(.328)	(.379)	(.399)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.438)	(.430)	(.505)	(.362)	(.447)	(.424)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return B, C, D	.61%	6.34%	4.65%	11.20%	7.02%	2.18%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.52% A	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.52% A	1.51%	1.51%	1.50%	1.52%	1.53%
Net investment income (loss)	1.59% A	2.23%	2.83%	3.32%	4.45%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,444	$ 102,385	$ 63,867	$ 91,439	$ 55,958	$ 28,786
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.145	.363	.423	.466	.527	.524
Net realized and unrealized gain (loss)	(.019)	.434	.187	.778	.232	(.189)
Total from investment operations	.126	.797	.610	1.244	.759	.335
Distributions from net investment income	(.141)	(.372)	(.409)	(.440)	(.481)	(.510)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.496)	(.547)	(.620)	(.474)	(.549)	(.535)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return B, C	1.14%	7.48%	5.76%	12.37%	8.17%	3.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.65% A	3.29%	3.89%	4.37%	5.52%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,844,442	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432
Portfolio turnover rate F	192% A	155%	168% H	130%	104% H	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.143	.353	.413	.458	.518	.516
Net realized and unrealized gain (loss)	(.019)	.435	.178	.788	.224	(.186)
Total from investment operations	.124	.788	.591	1.246	.742	.330
Distributions from net investment income	(.139)	(.363)	(.400)	(.432)	(.474)	(.505)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.494)	(.538)	(.611)	(.466)	(.542)	(.530)
Net asset value, end of period	$ 10.90	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Total Return B, C	1.12%	7.40%	5.58%	12.41%	7.99%	3.24%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.53%	.54%	.52%	.53%	.51%
Expenses net of fee waivers, if any	.51% A	.53%	.54%	.52%	.53%	.51%
Expenses net of all reductions	.51% A	.53%	.54%	.52%	.53%	.51%
Net investment income (loss)	2.59% A	3.20%	3.80%	4.30%	5.45%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,323	$ 596,238	$ 531,451	$ 509,388	$ 884,991	$ 947,791
Portfolio turnover rate F	192% A	155%	168% H	130%	104% H	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Fidelity® Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency

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3. Significant Accounting Policies - continued

Foreign Currency - continued

contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 810,683,948
Gross unrealized depreciation	(64,378,011)
Net unrealized appreciation (depreciation) on securities and other investments	$ 746,305,937

Tax cost	$ 13,230,761,837

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments."

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (16,364)	$ 22,204

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

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4. Derivative Instruments - continued

Swap Agreements - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be

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4. Derivative Instruments - continued

Credit Default Swaps - continued

used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,437,207,890 and $1,597,507,984, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 811,328	$ 17,485
Class T	-%	.25%	73,433	21
Class B	.65%	.25%	48,844	35,606
Class C	.75%	.25%	552,977	131,504
			$ 1,486,582	$ 184,616

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,556
Class T	8,573
Class B*	8,656
Class C*	8,992
$ 65,777

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 671,654.21
Class T	47,141.16
Class B	12,080.22
Class C	84,269.15
Total Bond	6,649,122.10
Institutional Class	280,295.16
	$ 7,744,561

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 151,851,000.48%		$ 2,018

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,218 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or

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Notes to Financial Statements - continued

8. Security Lending - continued

invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $49,928.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $229 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,988.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $8,298.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 7,153,568	$ 33,174,378
Class T	664,451	1,623,184
Class B	83,494	234,459
Class C	830,792	1,815,511
Total Bond	169,987,360	422,085,321
Institutional Class	4,407,263	17,680,541
Total	$ 183,126,928	$ 476,613,394
From net realized gain
Class A	$ 20,687,523	$ 20,453,255
Class T	1,928,191	936,741
Class B	349,359	146,504
Class C	3,423,874	1,103,220
Total Bond	440,267,458	184,845,293
Institutional Class	16,496,995	8,485,781
Total	$ 483,153,400	$ 215,970,794

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	12,576,926	55,687,021	$ 138,885,938	$ 616,317,251
Reinvestment of distributions	2,376,541	4,615,320	26,216,328	50,468,160
Shares redeemed	(18,265,580)	(114,257,352)	(200,452,397)	(1,261,967,797)
Net increase (decrease)	(3,312,113)	(53,955,011)	$ (35,350,131)	$ (595,182,386)
Class T
Shares sold	2,311,706	3,204,699	$ 25,520,601	$ 35,225,108
Reinvestment of distributions	219,938	211,056	2,422,538	2,311,967
Shares redeemed	(2,490,281)	(3,591,541)	(27,484,365)	(39,283,078)
Net increase (decrease)	41,363	(175,786)	$ 458,774	$ (1,746,003)
Class B
Shares sold	82,534	412,177	$ 915,725	$ 4,548,077
Reinvestment of distributions	31,162	27,801	343,801	304,772
Shares redeemed	(200,272)	(255,876)	(2,216,100)	(2,827,300)
Net increase (decrease)	(86,576)	184,102	$ (956,574)	$ 2,025,549
Class C
Shares sold	2,627,312	4,840,132	$ 29,051,912	$ 53,492,696
Reinvestment of distributions	341,750	232,155	3,767,132	2,545,589
Shares redeemed	(2,014,480)	(1,789,177)	(22,104,633)	(19,700,005)
Net increase (decrease)	954,582	3,283,110	$ 10,714,411	$ 36,338,280
Total Bond
Shares sold	202,456,792	465,601,300	$ 2,235,728,911	$ 5,136,671,142
Reinvestment of distributions	52,263,142	52,638,341	576,315,659	578,033,531
Shares redeemed	(315,173,681)	(315,889,184)	(3,472,867,212)	(3,486,452,105)
Net increase (decrease)	(60,453,747)	202,350,457	$ (660,822,642)	$ 2,228,252,568

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Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Institutional Class
Shares sold	5,282,684	20,638,230	$ 58,054,161	$ 227,773,701
Reinvestment of distributions	1,804,324	2,315,493	19,905,644	25,373,096
Shares redeemed	(39,311,628)	(18,279,211)	(432,889,899)	(200,569,053)
Net increase (decrease)	(32,224,620)	4,674,512	$ (354,930,094)	$ 52,577,744

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the agent banks, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2013

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

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1.789737.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Class A, Class T, Class B,
and Class C

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Total Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.81%
Actual		$ 1,000.00	$ 1,009.60	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class T	.77%
Actual		$ 1,000.00	$ 1,008.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.48%
Actual		$ 1,000.00	$ 1,006.20	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,017.46	$ 7.40
Class C	1.52%
Actual		$ 1,000.00	$ 1,006.10	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Total Bond	.45%
Actual		$ 1,000.00	$ 1,011.40	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,011.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations 55.9%	U.S. Government and U.S. Government Agency Obligations 59.2%
AAA 2.9%	AAA 4.2%
AA 2.5%	AA 2.0%
A 7.7%	A 5.5%
BBB 17.4%	BBB 14.0%
BB and Below 9.1%	BB and Below 8.2%
Not Rated 1.1%	Not Rated 0.6%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.3%	Short-Term Investments and Net Other Assets (Liabilities) 6.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	6.9	6.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	4.9	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013 *	As of August 31, 2012 **
Corporate Bonds 27.2%	Corporate Bonds 22.2%
U.S. Government and U.S. Government Agency Obligations 55.9%	U.S. Government and U.S. Government Agency Obligations 59.2%
Asset-Backed Securities 0.7%	Asset-Backed Securities 1.7%
CMOs and Other Mortgage Related Securities 6.1%	CMOs and Other Mortgage Related Securities 5.3%
Municipal Bonds 1.7%	Municipal Bonds 0.6%
Stocks 0.1%	Stocks 0.1%
Other Investments 5.0%	Other Investments 4.7%
Short-Term Investments and Net Other Assets (Liabilities) 3.3%	Short-Term Investments and Net Other Assets (Liabilities) 6.2%

* Foreign investments	5.7%	** Foreign investments	5.1%
* Futures and Swaps	(0.4)%	** Futures and Swaps	(0.3)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Corporate Bonds - 27.1%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		$ 2,900,000	$ 2,898,550
Nonconvertible Bonds - 27.1%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 6.25% 3/15/21		2,180,000	2,196,350
Continental Rubber of America Corp. 4.5% 9/15/19 (f)		1,230,000	1,245,375
Dana Holding Corp. 6.5% 2/15/19		2,080,000	2,236,000
Delphi Corp.:
5% 2/15/23		12,405,000	12,916,706
5.875% 5/15/19		1,685,000	1,802,950
JB Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	1,995,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		600,000	613,500
Tenneco, Inc. 6.875% 12/15/20		1,505,000	1,644,213
TRW Automotive, Inc. 4.5% 3/1/21 (f)		1,805,000	1,829,909
			26,480,003
Automobiles - 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		2,560,000	2,806,400
8.25% 6/15/21		4,035,000	4,458,675
			7,265,075
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc. 7.5% 4/15/21		4,270,000	4,568,900
FelCor Lodging LP:
5.625% 3/1/23 (f)		135,000	135,837
6.75% 6/1/19		475,000	510,328
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,847,550
MCE Finance Ltd. 5% 2/15/21 (f)		1,915,000	1,915,000
MGM Mirage, Inc.:
6.625% 12/15/21		1,405,000	1,450,663
7.5% 6/1/16		4,130,000	4,543,000
7.625% 1/15/17		2,355,000	2,596,388
8.625% 2/1/19		1,960,000	2,244,200
11.375% 3/1/18		1,845,000	2,315,475
NCL Corp. Ltd. 5% 2/15/18 (f)		2,890,000	2,875,550
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,429,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		$ 1,665,000	$ 1,694,138
7.25% 3/15/18		465,000	532,425
7.5% 10/15/27		1,885,000	2,139,475
yankee 7.25% 6/15/16		3,985,000	4,503,050
Times Square Hotel Trust 8.528% 8/1/26 (f)		832,294	1,119,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		1,535,000	1,604,075
7.75% 8/15/20		780,000	869,700
			40,895,066
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,689,213
4.375% 9/15/22		865,000	854,188
4.75% 2/15/23		560,000	557,200
Lennar Corp.:
4.125% 12/1/18 (f)		1,685,000	1,663,938
4.75% 11/15/22 (f)		1,400,000	1,354,500
6.95% 6/1/18		4,640,000	5,191,000
12.25% 6/1/17		1,135,000	1,512,388
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,305,525
7.875% 8/15/19		1,760,000	1,944,800
8.5% 5/15/18 (e)		1,915,000	2,015,538
9.875% 8/15/19		2,460,000	2,693,700
Standard Pacific Corp.:
8.375% 5/15/18		6,495,000	7,647,863
8.375% 1/15/21		880,000	1,042,800
10.75% 9/15/16		2,370,000	2,950,650
			35,423,303
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		1,130,000	1,127,175
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20		1,890,000	2,112,075
10.125% 7/1/20		785,000	916,488
			4,155,738
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (f)		$ 1,055,000	$ 1,055,000
Media - 1.8%
AMC Networks, Inc. 4.75% 12/15/22		1,135,000	1,126,488
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	678,771
Cablevision Systems Corp.:
5.875% 9/15/22		2,280,000	2,211,600
7.75% 4/15/18		1,275,000	1,402,500
8.625% 9/15/17		3,505,000	4,065,800
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		925,000	904,188
5.25% 3/15/21 (f)(h)		820,000	820,000
5.75% 9/1/23 (f)(h)		565,000	565,000
6.5% 4/30/21		6,485,000	6,906,525
7% 1/15/19		8,610,000	9,277,275
7.875% 4/30/18		865,000	923,388
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		1,585,000	1,636,513
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)		1,275,000	1,332,375
6.5% 11/15/22 (f)		1,525,000	1,605,063
Comcast Corp.:
4.65% 7/15/42		16,692,000	17,358,428
4.95% 6/15/16		2,344,000	2,645,363
5.15% 3/1/20		435,000	513,571
5.7% 5/15/18		14,629,000	17,607,625
6.4% 3/1/40		432,000	557,417
6.45% 3/15/37		2,196,000	2,818,617
COX Communications, Inc.:
3.25% 12/15/22 (f)		4,795,000	4,821,200
4.625% 6/1/13		4,467,000	4,512,787
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,572,345
6.35% 6/1/40		6,392,000	7,792,385
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		370,000	407,000
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,728,235
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC: - continued
5.15% 4/30/20		$ 11,614,000	$ 13,790,289
6.4% 4/30/40		18,278,000	23,497,356
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,403,526
News America, Inc.:
6.15% 3/1/37		4,759,000	5,663,876
6.15% 2/15/41		11,572,000	14,113,130
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)		1,100,000	1,086,250
7.75% 10/15/18		2,770,000	3,060,850
Quebecor Media, Inc.:
5.75% 1/15/23 (f)		2,505,000	2,567,625
7.75% 3/15/16		2,392,000	2,433,860
7.75% 3/15/16		1,345,000	1,368,538
Starz LLC/Starz Finance Corp. 5% 9/15/19 (f)		1,540,000	1,574,650
Time Warner Cable, Inc.:
4.5% 9/15/42		10,589,000	9,645,626
6.2% 7/1/13		2,898,000	2,948,999
6.75% 7/1/18		13,763,000	16,853,372
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,283,004
5.875% 11/15/16		368,000	429,167
6.2% 3/15/40		11,792,000	13,963,473
6.5% 11/15/36		9,243,000	11,145,792
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,566,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)		785,000	790,888
7.5% 3/15/19 (f)		660,000	719,400
Univision Communications, Inc.:
6.875% 5/15/19 (f)		2,680,000	2,867,600
8.5% 5/15/21 (f)		3,480,000	3,793,200
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		995,000	1,092,013
Viacom, Inc. 4.375% 3/15/43 (f)		2,063,000	1,922,435
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		1,400,000	1,463,000
			248,834,378
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Claire's Stores, Inc. 9% 3/15/19 (f)		$ 1,825,000	$ 2,016,625
J. Crew Group, Inc. 8.125% 3/1/19		2,604,000	2,792,790
Jaguar Land Rover PLC 5.625% 2/1/23 (f)		1,220,000	1,250,500
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)		3,100,000	3,421,470
			9,481,385
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,706,250
TOTAL CONSUMER DISCRETIONARY			376,296,198
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17		2,703,000	2,752,997
FBG Finance Ltd. 5.125% 6/15/15 (f)		3,662,000	4,002,335
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	357,079
6.375% 6/15/14		3,374,000	3,609,094
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,300,716
2.75% 4/1/23 (f)		7,651,000	7,457,047
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,920,747
			36,400,015
Food & Staples Retailing - 0.2%
ESAL GmbH 6.25% 2/5/23 (f)		1,090,000	1,079,100
Rite Aid Corp.:
9.25% 3/15/20		10,360,000	11,642,050
9.5% 6/15/17		4,960,000	5,208,000
Walgreen Co. 1.8% 9/15/17		5,971,000	6,057,257
			23,986,407
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (f)		635,000	707,231
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,665,115
3.2% 1/25/23		5,362,000	5,351,056
4.65% 1/25/43		5,972,000	5,994,628
Gruma SAB de CV 7.75% (Reg. S) (g)		1,385,000	1,398,850
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (f)		1,400,000	1,508,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20		$ 10,631,000	$ 12,680,997
6.125% 2/1/18		10,623,000	12,810,106
6.5% 8/11/17		10,238,000	12,391,737
6.5% 2/9/40		2,564,000	3,356,732
6.75% 2/19/14		540,000	570,639
MHP SA 10.25% 4/29/15 (f)		560,000	593,600
Post Holdings, Inc. 7.375% 2/15/22		1,445,000	1,560,600
			63,589,791
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,390,816
4.25% 8/9/42		9,573,000	9,145,355
9.7% 11/10/18		7,983,000	11,143,023
Philip Morris International, Inc. 4.875% 5/16/13		9,347,000	9,432,946
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,329,097
4.75% 11/1/42		11,385,000	11,143,126
6.75% 6/15/17		3,719,000	4,490,771
7.25% 6/15/37		5,056,000	6,613,733
			68,688,867
TOTAL CONSUMER STAPLES			192,665,080
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,300,950
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	11,999,913
5.35% 3/15/20 (f)		8,816,000	9,718,035
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,622,912
5% 10/1/21		7,366,000	8,223,204
6.5% 4/1/20		738,000	891,857
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		1,582,000	1,661,100
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,681,206
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc.:
2% 10/1/17		$ 1,803,000	$ 1,818,827
3.45% 10/1/22		3,267,000	3,315,525
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,502,550
Offshore Group Investment Ltd. 7.5% 11/1/19 (f)		1,450,000	1,489,875
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,402,600
Petroleum Geo-Services ASA 7.375% 12/15/18 (f)		2,245,000	2,469,500
Precision Drilling Corp.:
6.5% 12/15/21		170,000	180,200
6.625% 11/15/20		1,890,000	2,003,400
SESI LLC 7.125% 12/15/21		2,980,000	3,307,800
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,435,549
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,228,687
5.15% 3/15/13		2,840,000	2,843,167
			82,096,857
Oil, Gas & Consumable Fuels - 3.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		985,000	972,688
Afren PLC 11.5% 2/1/16 (f)		720,000	840,600
Alpha Natural Resources, Inc.:
6% 6/1/19		1,320,000	1,197,900
6.25% 6/1/21		130,000	115,375
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	557,695
6.375% 9/15/17		19,790,000	23,634,584
Antero Resources Finance Corp.:
6% 12/1/20 (f)		2,950,000	3,045,875
7.25% 8/1/19		1,080,000	1,161,000
9.375% 12/1/17		2,915,000	3,184,638
Apache Corp. 4.75% 4/15/43		9,180,000	9,513,179
Chesapeake Energy Corp.:
6.125% 2/15/21		6,045,000	6,407,700
6.875% 11/15/20		1,195,000	1,314,500
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	718,250
6.125% 7/15/22		1,240,000	1,323,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips:
4.6% 1/15/15		$ 10,000,000	$ 10,751,140
5.75% 2/1/19		2,930,000	3,586,821
CONSOL Energy, Inc. 8% 4/1/17		1,095,000	1,190,813
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		800,000	834,000
DCP Midstream Operating LP 2.5% 12/1/17		5,924,000	5,990,373
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,639,490
DTEK Finance BV 9.5% 4/28/15 (f)		600,000	618,000
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,660,781
6.45% 11/3/36 (f)		13,741,000	15,443,922
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,349,421
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,100,465
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,800,607
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	519,564
5.65% 4/1/13		697,000	699,318
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		1,245,000	1,344,600
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		3,015,000	3,429,563
Forest Oil Corp. 7.5% 9/15/20 (f)		2,050,000	2,198,625
Frontier Oil Corp. 6.875% 11/15/18		305,000	328,638
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		550,000	574,750
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	258,963
Indo Energy Finance II BV 6.375% 1/24/23 (f)		610,000	631,350
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		850,000	1,003,000
7% 5/5/20 (f)		1,385,000	1,677,651
9.125% 7/2/18 (f)		1,605,000	2,052,474
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		1,165,000	1,188,300
6.5% 5/15/19		3,790,000	3,913,175
8.625% 4/15/20		2,685,000	2,970,281
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,850,347
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	11,295,453
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		4,187,000	5,028,327
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Motiva Enterprises LLC: - continued
6.85% 1/15/40 (f)		$ 5,937,000	$ 8,000,404
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,997,550
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,399,625
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,225,503
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		1,480,000	1,546,600
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		1,255,000	1,138,913
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,351,000	1,553,650
Pan American Energy LLC 7.875% 5/7/21 (f)		1,155,000	1,045,275
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		1,310,000	1,424,625
Peabody Energy Corp. 6.25% 11/15/21		2,575,000	2,678,000
Pemex Project Funding Master Trust:
5.75% 3/1/18		515,000	593,538
6.625% 6/15/35		870,000	1,039,650
Petro-Canada 6.05% 5/15/18		3,850,000	4,651,666
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,654,574
5.375% 1/27/21		20,589,000	22,476,764
5.75% 1/20/20		6,930,000	7,692,750
6.875% 1/20/40		570,000	662,625
7.875% 3/15/19		10,517,000	12,874,859
8.375% 12/10/18		775,000	970,416
Petroleos de Venezuela SA:
4.9% 10/28/14		3,070,000	2,939,525
5.375% 4/12/27		985,000	716,588
5.5% 4/12/37		400,000	283,000
8.5% 11/2/17 (f)		7,550,000	7,493,375
9% 11/17/21 (Reg. S)		830,000	805,100
9.75% 5/17/35 (f)		1,065,000	1,051,688
12.75% 2/17/22 (f)		2,755,000	3,202,688
Petroleos Mexicanos:
3.5% 1/30/23 (f)		10,045,000	9,844,100
4.875% 1/24/22		12,142,000	13,337,987
5.5% 1/21/21		12,069,000	13,800,902
5.5% 6/27/44		13,862,000	14,173,895
6% 3/5/20		1,008,000	1,185,408
6.5% 6/2/41		14,180,000	16,696,950
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.625% (f)(g)		$ 2,730,000	$ 2,880,150
8% 5/3/19		420,000	537,600
Phillips 66:
4.3% 4/1/22		12,618,000	13,907,938
5.875% 5/1/42		10,804,000	12,853,638
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,501,775
3.95% 9/15/15		5,869,000	6,317,210
6.125% 1/15/17		6,185,000	7,236,574
PT Adaro Indonesia 7.625% 10/22/19 (f)		350,000	384,125
PT Pertamina Persero:
4.875% 5/3/22 (f)		845,000	893,588
5.25% 5/23/21 (f)		815,000	886,313
6% 5/3/42 (f)		845,000	883,025
6.5% 5/27/41 (f)		1,000,000	1,102,500
Samson Investment Co. 9.75% 2/15/20 (f)		2,855,000	3,026,300
Southeast Supply Header LLC 4.85% 8/15/14 (f)		367,000	381,078
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	361,574
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,874,199
4.6% 6/15/21		2,694,000	2,876,481
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		1,180,000	1,200,650
6.375% 8/1/22		560,000	610,400
6.875% 2/1/21		685,000	746,650
7.875% 10/15/18		2,205,000	2,414,475
Tesoro Corp. 4.25% 10/1/17		475,000	494,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		160,000	166,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		4,317,000	4,476,729
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,698,397
Williams Partners LP 4.125% 11/15/20		2,399,000	2,585,863
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,145,000	1,213,700
			431,587,421
TOTAL ENERGY			513,684,278
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - 10.7%
Capital Markets - 1.2%
BlackRock, Inc. 4.25% 5/24/21		$ 5,000,000	$ 5,617,080
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	19,473,478
5.625% 1/15/17		3,200,000	3,598,554
5.75% 1/24/22		9,087,000	10,663,813
5.95% 1/18/18		4,975,000	5,819,591
6.75% 10/1/37		9,643,000	10,936,203
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,552,074
7.125% 5/15/15		1,717,000	1,903,839
Merrill Lynch & Co., Inc. 6.11% 1/29/37		4,768,000	5,438,648
Morgan Stanley:
3.75% 2/25/23		20,136,000	20,346,582
4.75% 4/1/14		5,820,000	6,020,505
4.875% 11/1/22		14,724,000	15,548,470
5.625% 9/23/19		12,714,000	14,710,416
5.75% 1/25/21		13,447,000	15,592,778
6% 4/28/15		1,414,000	1,543,579
6.625% 4/1/18		16,118,000	19,182,677
			161,948,287
Commercial Banks - 1.7%
Access Finance BV 7.25% 7/25/17 (f)		670,000	710,200
Akbank T.A.S.:
3.875% 10/24/17 (f)		585,000	598,163
5.125% 7/22/15 (f)		615,000	646,519
Banco de Bogota SA 5.375% 2/19/23 (f)		390,000	406,185
Bank of America NA 5.3% 3/15/17		3,467,000	3,886,330
BBVA Paraguay SA 9.75% 2/11/16 (f)		995,000	1,084,550
CIT Group, Inc.:
4.25% 8/15/17		1,705,000	1,764,675
5.25% 3/15/18		1,485,000	1,596,375
5.375% 5/15/20		1,425,000	1,553,250
5.5% 2/15/19 (f)		2,705,000	2,941,688
Credit Suisse 6% 2/15/18		18,058,000	20,835,700
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		945,000	930,825
Development Bank of Philippines 8.375% (g)(i)		1,655,000	1,812,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
7% 4/15/20		$ 2,030,000	$ 2,520,850
8.7% 11/18/19		2,958,000	3,957,834
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		420,000	436,800
Fifth Third Bancorp:
4.5% 6/1/18		798,000	888,370
8.25% 3/1/38		4,667,000	6,515,557
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,421,570
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)		6,912,000	6,920,640
Finansbank A/S 5.15% 11/1/17 (f)		1,395,000	1,443,825
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,200,000	1,263,000
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,724,287
HSBK (Europe) BV:
7.25% 5/3/17 (f)		1,235,000	1,356,833
9.25% 10/16/13 (f)		560,000	582,400
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,535,194
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,395,350
JSC Kazkommertsbank BV 8% 11/3/15 (f)		640,000	638,400
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		450,000	445,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		620,000	618,760
KeyBank NA:
5.45% 3/3/16		3,939,000	4,441,624
5.8% 7/1/14		9,490,000	10,126,029
6.95% 2/1/28		1,977,000	2,448,801
Magyar Export-Import Bank 5.5% 2/12/18 (f)		600,000	610,500
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,843,578
5% 1/17/17		14,669,000	16,126,482
Regions Bank:
6.45% 6/26/37		21,887,000	23,419,090
7.5% 5/15/18		14,215,000	17,342,300
Regions Financial Corp.:
5.75% 6/15/15		2,005,000	2,177,931
7.75% 11/10/14		6,404,000	7,060,410
Royal Bank of Scotland Group PLC 6.125% 12/15/22		24,107,000	25,298,633
RSHB Capital SA 6% 6/3/21 (f)(i)		355,000	371,437
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		$ 735,000	$ 643,125
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		565,000	581,950
UnionBanCal Corp. 5.25% 12/16/13		826,000	856,039
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,225,000	2,492,000
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		480,000	541,200
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,853,583
5.75% 6/15/17		2,933,000	3,451,678
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,255,095
3.676% 6/15/16		4,301,000	4,664,589
			230,037,929
Consumer Finance - 0.9%
Ally Financial, Inc.:
3.125% 1/15/16		2,115,000	2,141,438
4.625% 6/26/15		1,685,000	1,771,356
8% 3/15/20		760,000	932,900
Discover Financial Services:
3.85% 11/21/22 (f)		10,130,000	10,365,644
5.2% 4/27/22		12,545,000	14,196,850
6.45% 6/12/17		10,366,000	12,175,074
Ford Motor Credit Co. LLC:
5% 5/15/18		2,390,000	2,637,346
5.875% 8/2/21		1,020,000	1,163,353
12% 5/15/15		2,440,000	2,961,550
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,317,551
2.1% 12/11/19		3,502,000	3,568,836
2.25% 11/9/15		314,000	325,375
4.625% 1/7/21		5,706,000	6,453,903
5.625% 9/15/17		5,858,000	6,900,958
5.625% 5/1/18		25,000,000	29,648,100
GMAC LLC 8% 11/1/31		1,205,000	1,512,275
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC USA, Inc. 1.625% 1/16/18		$ 11,125,000	$ 11,174,740
Hyundai Capital America:
1.625% 10/2/15 (f)		4,565,000	4,598,037
2.125% 10/2/17 (f)		5,048,000	5,091,095
			127,936,381
Diversified Financial Services - 2.2%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,329,125
Bank of America Corp.:
3.3% 1/11/23		17,760,000	17,709,153
3.875% 3/22/17		3,134,000	3,376,666
5.65% 5/1/18		8,780,000	10,193,150
5.75% 12/1/17		21,955,000	25,412,386
6.5% 8/1/16		9,000,000	10,385,856
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,542,156
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	10,180,878
CIT Group, Inc. 6.625% 4/1/18 (f)		1,215,000	1,379,025
Citigroup, Inc.:
3.375% 3/1/23		5,193,000	5,246,119
3.953% 6/15/16		11,847,000	12,735,063
4.05% 7/30/22		5,303,000	5,507,298
4.75% 5/19/15		25,881,000	27,775,800
5.875% 1/30/42		10,423,000	12,696,277
6.125% 5/15/18		3,779,000	4,521,842
6.5% 8/19/13		13,174,000	13,530,409
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (i)		228,944	155,682
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		550,000	616,000
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)		1,775,000	1,859,313
6.75% 6/1/18		1,500,000	1,725,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,220,000	1,270,325
8% 1/15/18		4,665,000	4,997,381
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(i)		1,250,000	1,162,500
Indo Energy Finance BV 7% 5/7/18 (f)		1,300,000	1,407,250
JPMorgan Chase & Co.:
2% 8/15/17		11,000,000	11,231,286
3.25% 9/23/22		14,050,000	14,183,461
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.35% 8/15/21		$ 13,339,000	$ 14,711,010
4.5% 1/24/22		22,046,000	24,546,215
4.95% 3/25/20		17,148,000	19,749,249
Lynx I Corp. 5.375% 4/15/21 (f)		455,000	467,513
Lynx II Corp. 6.375% 4/15/23 (f)		260,000	269,425
Magnesita Finance Ltd. 8.625% (f)(g)		650,000	692,250
NSG Holdings II, LLC 7.75% 12/15/25 (f)		8,295,000	8,626,800
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	13,777,940
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,759,897
5.15% 3/15/20		3,761,000	4,351,391
TMK Capital SA 7.75% 1/27/18		1,650,000	1,757,250
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (f)		3,190,000	3,341,525
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		3,305,000	3,544,613
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (f)		605,000	722,975
6.902% 7/9/20 (f)		715,000	847,275
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)		1,469,831	1,514,467
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		885,000	969,075
			304,778,271
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,346,008
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,928,953
Aon Corp.:
3.125% 5/27/16		11,274,000	11,897,960
3.5% 9/30/15		4,451,000	4,687,446
5% 9/30/20		3,854,000	4,407,750
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	595,620
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)		1,859,000	1,914,770
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	14,669,243
5.375% 3/15/17		194,000	221,161
6.625% 4/15/42		4,716,000	6,097,241
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		$ 12,644,000	$ 13,816,465
6.5% 3/15/35 (f)		1,741,000	1,960,260
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	8,033,339
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		7,139,000	8,132,685
MetLife, Inc.:
1.756% 12/15/17 (e)		6,082,000	6,153,932
3.048% 12/15/22		12,433,000	12,446,167
4.75% 2/8/21		4,032,000	4,616,850
5% 6/15/15		1,163,000	1,273,076
6.75% 6/1/16		7,610,000	8,980,645
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	7,879,774
Monumental Global Funding III 5.5% 4/22/13 (f)		2,746,000	2,764,327
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		6,155,000	7,815,508
Onex USI Aquisition Corp. 7.75% 1/15/21 (f)		1,400,000	1,384,250
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	10,288,190
Pacific LifeCorp:
5.125% 1/30/43 (f)		12,194,000	11,935,548
6% 2/10/20 (f)		11,863,000	13,640,564
Prudential Financial, Inc.:
4.5% 11/16/21		6,390,000	7,101,143
5.8% 11/16/41		8,381,000	9,782,136
6.2% 11/15/40		4,318,000	5,264,324
7.375% 6/15/19		3,230,000	4,141,806
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	7,084,939
Unum Group:
5.625% 9/15/20		8,386,000	9,704,002
5.75% 8/15/42		13,545,000	14,648,240
7.125% 9/30/16		587,000	686,172
			240,300,494
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,347,829
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	367,443
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,447,218
BRE Properties, Inc. 5.5% 3/15/17		661,000	750,948
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
2.95% 12/15/22		$ 4,796,000	$ 4,662,786
5.375% 12/15/13		4,073,000	4,212,659
DDR Corp. 4.625% 7/15/22		8,808,000	9,522,461
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,466,089
7.5% 4/1/17		5,574,000	6,646,789
7.875% 9/1/20		323,000	410,891
9.625% 3/15/16		3,691,000	4,510,638
Duke Realty LP:
3.875% 10/15/22		10,326,000	10,604,472
4.375% 6/15/22		7,323,000	7,812,909
4.625% 5/15/13		1,106,000	1,114,215
5.4% 8/15/14		6,199,000	6,548,066
5.95% 2/15/17		1,109,000	1,266,683
6.25% 5/15/13		14,709,000	14,866,019
6.5% 1/15/18		3,795,000	4,504,946
6.75% 3/15/20		10,379,000	12,693,081
8.25% 8/15/19		75,000	97,664
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,775,358
5.375% 10/15/15		1,403,000	1,532,681
6% 9/15/17		1,212,000	1,386,991
6.25% 1/15/17		1,027,000	1,169,945
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	456,053
5.9% 4/1/20		2,504,000	2,983,974
6.2% 1/15/17		620,000	722,584
Health Care REIT, Inc. 2.25% 3/15/18		3,912,000	3,947,267
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	691,411
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,590,254
6.25% 6/15/17		1,232,000	1,346,321
6.65% 1/15/18		867,000	986,026
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,922,800
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	305,950
6.75% 10/15/22		1,690,000	1,863,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust 6.75% 4/15/20		$ 250,000	$ 285,017
UDR, Inc. 5.5% 4/1/14		5,222,000	5,464,019
Washington (REIT) 5.25% 1/15/14		322,000	332,179
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,682,995
			171,298,856
Real Estate Management & Development - 1.8%
AMB Property LP 5.9% 8/15/13		2,580,000	2,631,636
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,714,934
4.25% 7/15/22		5,809,000	6,084,422
6.125% 4/15/20		3,429,000	4,006,677
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,861,959
4.95% 4/15/18		8,430,000	9,372,617
5.7% 5/1/17		7,049,000	7,972,793
7.5% 5/15/15		1,584,000	1,781,454
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,175,000	1,271,938
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,243,200
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,303,779
5.25% 3/15/21		5,708,000	6,345,218
ERP Operating LP:
4.625% 12/15/21		17,159,000	19,265,147
4.75% 7/15/20		7,700,000	8,673,842
5.25% 9/15/14		1,310,000	1,400,251
5.375% 8/1/16		2,768,000	3,147,889
5.75% 6/15/17		14,407,000	16,902,710
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	435,375
7.625% 6/1/15		260,000	259,350
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	160,500
5.875% 6/15/19		1,690,000	1,852,747
6% 11/1/20		105,000	115,894
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,501,068
4.125% 6/15/22		6,280,000	6,589,447
4.75% 10/1/20		11,282,000	12,428,003
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.125% 3/2/15		$ 1,405,000	$ 1,504,914
5.5% 12/15/16		1,891,000	2,143,445
6.625% 10/1/17		4,835,000	5,753,964
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,346,007
4.5% 4/18/22		4,072,000	4,332,901
7.75% 8/15/19		700,000	886,509
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,555,294
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		2,806,000	2,966,057
5.5% 1/15/14 (f)		867,000	893,163
5.7% 4/15/17 (f)		2,115,000	2,334,332
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	4,009,999
Regency Centers LP:
4.95% 4/15/14		611,000	636,983
5.25% 8/1/15		6,456,000	7,035,755
5.875% 6/15/17		1,089,000	1,253,950
Simon Property Group LP:
2.75% 2/1/23		8,237,000	8,093,149
2.8% 1/30/17		2,603,000	2,746,730
4.125% 12/1/21		7,287,000	8,044,411
4.2% 2/1/15		3,659,000	3,866,451
Tanger Properties LP:
6.125% 6/1/20		14,318,000	17,539,120
6.15% 11/15/15		1,777,000	2,015,178
Ventas Realty LP:
2% 2/15/18		8,050,000	8,072,451
4.25% 3/1/22		300,000	320,693
			245,674,306
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		104,679	65,424
TOTAL FINANCIALS			1,482,039,948
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.8%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		$ 12,000,000	$ 13,144,620
Celgene Corp. 2.45% 10/15/15		613,000	635,720
			13,780,340
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	466,538
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	920,375
8.75% 3/15/18		85,000	93,925
9.875% 4/15/18		365,000	391,463
			1,872,301
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17		1,703,000	1,709,129
2.75% 11/15/22		6,873,000	6,709,924
4.125% 11/15/42		3,837,000	3,689,886
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,034,184
6.3% 8/15/14		3,618,000	3,883,691
DaVita, Inc. 5.75% 8/15/22		2,280,000	2,376,900
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	5,030,663
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	24,857,427
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	11,108,401
6.25% 6/15/14		2,629,000	2,809,415
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (f)		2,975,000	3,220,438
HealthSouth Corp. 7.25% 10/1/18		2,970,000	3,207,600
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		1,070,000	920,200
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,229,106
4.125% 9/15/20		7,486,000	8,136,968
Rural/Metro Corp. 10.125% 7/15/19 (f)		740,000	728,900
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,786,400
UnitedHealth Group, Inc.:
1.625% 3/15/19		3,733,000	3,738,540
2.75% 2/15/23		2,398,000	2,370,368
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
2.875% 3/15/23		$ 16,114,000	$ 16,059,454
3.95% 10/15/42		3,284,000	3,099,784
4.25% 3/15/43		9,000,000	8,885,340
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18		1,425,000	1,517,625
WellPoint, Inc.:
3.3% 1/15/23		14,208,000	14,380,428
4.65% 1/15/43		15,226,000	15,403,672
			149,894,443
Pharmaceuticals - 0.6%
AbbVie, Inc.:
1.75% 11/6/17 (f)		13,509,000	13,679,619
2.9% 11/6/22 (f)		13,855,000	13,850,040
4.4% 11/6/42 (f)		13,532,000	13,766,090
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		1,175,000	1,264,594
6.5% 7/15/16 (f)		3,820,000	4,013,387
6.875% 12/1/18 (f)		3,440,000	3,736,700
VPI Escrow Corp. 6.375% 10/15/20 (f)		1,760,000	1,892,000
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		4,757,000	4,797,848
3.25% 10/1/22		7,102,000	7,162,481
5% 8/15/14		720,000	761,859
Zoetis, Inc.:
1.875% 2/1/18 (f)		2,006,000	2,013,113
3.25% 2/1/23 (f)		4,892,000	4,922,712
4.7% 2/1/43 (f)		4,907,000	5,028,669
			76,889,112
TOTAL HEALTH CARE			242,436,196
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)		572,000	597,651
6.375% 6/1/19 (f)		8,071,000	9,630,705
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		1,140,000	1,128,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
GenCorp, Inc. 7.125% 3/15/21 (f)		$ 420,000	$ 436,800
TransDigm, Inc. 5.5% 10/15/20 (f)		2,800,000	2,912,000
Triumph Group, Inc. 4.875% 4/1/21 (f)		1,040,000	1,045,200
United Technologies Corp. 4.5% 6/1/42		13,132,000	14,124,438
			29,875,394
Airlines - 0.2%
Air Canada 12% 2/1/16 (f)		2,470,000	2,689,213
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		316,395	357,527
6.125% 4/29/18 (f)		240,000	239,400
6.648% 3/15/19		2,794,815	2,994,086
6.75% 9/15/15 (f)		2,655,000	2,784,299
6.9% 7/2/19		788,147	839,376
9.25% 5/10/17		2,218,824	2,451,801
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,579,388
6.75% 11/23/15		1,515,000	1,575,600
8.954% 8/10/14		1,618,660	1,642,940
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		603,107	654,371
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,617,150	1,698,008
8.36% 1/20/19		1,334,540	1,457,985
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		749,105	758,469
12% 1/15/16 (f)		526,650	584,582
			22,307,045
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (f)		2,030,000	2,177,175
6.875% 8/15/18 (f)		3,715,000	3,975,050
HD Supply, Inc.:
7.5% 7/15/20 (f)		2,100,000	2,105,250
8.125% 4/15/19 (f)		3,460,000	3,901,150
10.5% 1/15/21 (f)		440,000	454,872
11% 4/15/20 (f)		955,000	1,150,775
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Masco Corp. 5.95% 3/15/22		$ 740,000	$ 824,104
USG Corp. 7.875% 3/30/20 (f)		675,000	772,875
			15,361,251
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)		1,335,000	1,428,450
APX Group, Inc.:
6.375% 12/1/19 (f)		2,090,000	2,040,467
8.75% 12/1/20 (f)		1,760,000	1,742,400
ARAMARK Corp. 5.75% 3/15/20 (f)(h)		800,000	817,000
Clean Harbors, Inc.:
5.125% 6/1/21 (f)		430,000	436,450
5.25% 8/1/20		555,000	571,650
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,429,972
Tervita Corp.:
8% 11/15/18 (f)		610,000	628,300
9.75% 11/1/19 (f)		1,395,000	1,381,050
			14,475,739
Construction & Engineering - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		1,850,000	1,988,750
Odebrecht Finance Ltd. 7.5% (f)(g)		2,430,000	2,569,725
			4,558,475
Electrical Equipment - 0.0%
GrafTech International Ltd. 6.375% 11/15/20 (f)		905,000	943,463
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		600,000	682,500
			1,625,963
Industrial Conglomerates - 0.2%
General Electric Co.:
4.125% 10/9/42		11,115,000	11,112,755
5.25% 12/6/17		17,730,000	20,796,155
			31,908,910
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,980,000	2,014,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22 (f)		$ 875,000	$ 903,438
6.75% 10/1/20		2,835,000	3,019,275
			3,922,713
Road & Rail - 0.1%
Hertz Corp.:
6.75% 4/15/19		2,955,000	3,184,013
7.5% 10/15/18		4,330,000	4,730,525
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	763,750
			8,678,288
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
6.25% 12/1/19		830,000	894,325
6.75% 4/15/17		1,410,000	1,554,525
9.75% 8/1/18		840,000	959,700
International Lease Finance Corp.:
5.75% 5/15/16		1,330,000	1,430,254
5.875% 8/15/22		1,575,000	1,686,479
6.25% 5/15/19		1,640,000	1,796,120
8.625% 9/15/15		1,035,000	1,177,313
8.75% 3/15/17		3,700,000	4,366,000
8.875% 9/1/17		1,665,000	1,998,000
			15,862,716
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		1,119,640	1,041,265
TOTAL INDUSTRIALS			151,632,409
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		1,025,000	999,375
Computers & Peripherals - 0.0%
NCR Corp. 4.625% 2/15/21 (f)		1,665,000	1,648,350
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20 (f)		680,000	685,950
Sanmina-SCI Corp. 7% 5/15/19 (f)		4,125,000	4,248,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 3,835,000	$ 4,005,159
6.55% 10/1/17		1,383,000	1,653,343
			10,593,202
Internet Software & Services - 0.0%
Equinix, Inc.:
4.875% 4/1/20		720,000	720,000
5.375% 4/1/23		585,000	585,000
IAC/InterActiveCorp 4.75% 12/15/22 (f)		2,880,000	2,800,800
			4,105,800
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		2,090,000	2,142,250
First Data Corp.:
6.75% 11/1/20 (f)		2,685,000	2,752,125
7.375% 6/15/19 (f)		700,000	735,875
12.625% 1/15/21		615,000	655,744
NeuStar, Inc. 4.5% 1/15/23 (f)		820,000	787,200
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)		1,400,000	1,515,500
13.375% 10/15/19 (f)		750,000	813,750
			9,402,444
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	387,261
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 8.05% 2/1/20		1,400,000	1,456,000
NXP BV/NXP Funding LLC 5.75% 2/15/21 (f)		945,000	966,263
Spansion LLC 7.875% 11/15/17		3,465,000	3,638,250
Viasystems, Inc. 7.875% 5/1/19 (f)		925,000	964,313
			7,024,826
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		1,550,000	1,569,375
TOTAL INFORMATION TECHNOLOGY			35,730,633
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - 1.0%
Chemicals - 0.4%
Ashland, Inc.:
3% 3/15/16 (f)		$ 550,000	$ 558,938
3.875% 4/15/18 (f)		1,105,000	1,125,719
Axiall Corp. 4.875% 5/15/23 (f)		800,000	810,000
Celanese U.S. Holdings LLC:
4.625% 11/15/22		755,000	756,888
6.625% 10/15/18		1,935,000	2,084,963
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		380,000	384,750
Hexion US Finance Corp. 6.625% 4/15/20 (f)		1,655,000	1,628,024
INEOS Finance PLC 8.375% 2/15/19 (f)		1,795,000	1,965,525
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		1,050,000	1,155,000
LyondellBasell Industries NV:
5% 4/15/19		1,925,000	2,146,375
6% 11/15/21		700,000	822,500
PolyOne Corp. 5.25% 3/15/23 (f)		440,000	444,400
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,015,000	2,083,006
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,766,999
4.25% 11/15/20		5,898,000	6,480,091
4.375% 11/15/42		4,972,000	4,763,559
7.6% 5/15/14		7,274,000	7,866,365
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		1,680,000	1,671,600
Tronox Finance LLC 6.375% 8/15/20 (f)		1,135,000	1,127,906
			49,642,608
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,604,037
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,883,650
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	869,000
Texas Industries, Inc. 9.25% 8/15/20		1,605,000	1,741,425
			8,098,112
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)		2,700,000	2,943,000
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (f)		200,000	217,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7% 11/15/20 (f)		425,000	428,188
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)		$ 4,830,000	$ 4,733,400
Sappi Papier Holding GmbH:
6.625% 4/15/21 (f)		1,925,000	1,992,375
7.75% 7/15/17 (f)		425,000	469,625
Sealed Air Corp.:
6.5% 12/1/20 (f)		615,000	668,813
8.125% 9/15/19 (f)		2,390,000	2,670,825
			14,123,726
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	819,000
Anglo American Capital PLC 9.375% 4/8/14 (f)		6,817,000	7,422,535
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		950,000	960,688
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		810,000	840,375
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)		11,456,000	12,095,165
EVRAZ Group SA:
8.25% 11/10/15 (f)		1,905,000	2,109,788
9.5% 4/24/18 (Reg. S)		750,000	866,250
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		1,710,000	1,782,675
7% 11/1/15 (f)		5,485,000	5,745,538
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,010,000	3,198,125
Metinvest BV 10.25% 5/20/15 (f)		935,000	991,100
Mongolian Mining Corp. 8.875% 3/29/17 (f)		975,000	1,023,750
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,932,700
Southern Copper Corp.:
6.75% 4/16/40		920,000	1,065,452
7.5% 7/27/35		300,000	371,058
Steel Dynamics, Inc.:
6.125% 8/15/19 (f)		1,850,000	1,979,500
7.625% 3/15/20		1,290,000	1,428,675
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,491,964
6.25% 1/23/17		5,581,000	6,384,363
Votorantim Cimentos SA 7.25% 4/5/41 (f)		490,000	550,025
			67,058,726
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		$ 1,365,000	$ 0
TOTAL MATERIALS			138,923,172
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
Alestra SA de RL de CV 11.75% 8/11/14		875,000	984,375
Altice Financing SA 7.875% 12/15/19 (f)		320,000	345,600
Altice Finco SA 9.875% 12/15/20 (f)		345,000	382,950
AT&T, Inc.:
4.35% 6/15/45 (f)		758,000	713,390
5.35% 9/1/40		4,006,000	4,388,433
5.55% 8/15/41		35,646,000	40,213,928
6.3% 1/15/38		16,665,000	20,308,886
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	51,655
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,023,341
6% 4/1/17		2,432,000	2,636,891
6.15% 9/15/19		6,992,000	7,536,201
Embarq Corp.:
7.082% 6/1/16		6,922,000	7,952,388
7.995% 6/1/36		4,717,000	5,005,746
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,475,824
11.5% 2/4/17 pay-in-kind (i)		11,258,205	11,975,916
Sprint Capital Corp. 6.875% 11/15/28		695,000	701,950
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		540,000	573,750
TW Telecom Holdings, Inc. 5.375% 10/1/22		1,390,000	1,449,075
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,307,046
6.25% 4/1/37		2,348,000	2,905,927
6.9% 4/15/38		6,295,000	8,316,721
Virgin Media Finance PLC 4.875% 2/15/22		770,000	777,700
			130,027,693
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,549,265
3.125% 7/16/22		9,218,000	9,174,039
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil S.A.B. de CV: - continued
3.625% 3/30/15		$ 731,000	$ 770,263
Crown Castle International Corp. 5.25% 1/15/23 (f)		2,575,000	2,607,188
Digicel Group Ltd.:
6% 4/15/21 (f)(h)		1,665,000	1,660,838
8.25% 9/1/17 (f)		3,400,000	3,578,500
8.25% 9/30/20 (f)		2,770,000	2,954,205
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19		5,944,000	7,014,966
6.35% 3/15/40		3,541,000	3,905,408
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		1,660,000	1,676,600
7.25% 4/1/19		1,690,000	1,816,750
7.5% 4/1/21		1,420,000	1,537,150
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,305,000	2,904,300
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		2,520,000	2,520,000
SBA Communications Corp. 5.625% 10/1/19 (f)		2,855,000	2,929,801
Sprint Nextel Corp.:
6% 12/1/16		2,150,000	2,322,000
6% 11/15/22		2,790,000	2,817,900
7% 3/1/20 (f)		1,495,000	1,749,150
7% 8/15/20		2,305,000	2,506,688
9% 11/15/18 (f)		1,050,000	1,302,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		1,270,000	1,374,775
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		3,465,000	3,612,263
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,000,000	1,122,500
VimpelCom Holdings BV 5.2% 2/13/19 (f)		585,000	592,898
Vodafone Group PLC 5% 12/16/13		2,864,000	2,965,658
			81,965,105
TOTAL TELECOMMUNICATION SERVICES			211,992,798
UTILITIES - 2.9%
Electric Utilities - 1.4%
AmerenUE 6.4% 6/15/17		2,491,000	3,018,006
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.:
1.65% 12/15/17		$ 5,213,000	$ 5,229,916
2.95% 12/15/22		4,935,000	4,916,538
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,052,746
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,734,590
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		7,207,000	8,538,508
6.4% 9/15/20 (f)		16,661,000	20,036,519
Edison International 3.75% 9/15/17		6,674,000	7,252,889
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,220,000	576,450
FirstEnergy Corp.:
2.75% 3/15/18		5,485,000	5,484,452
4.25% 3/15/23		15,549,000	15,537,494
7.375% 11/15/31		19,999,000	23,751,372
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,597,906
6.05% 8/15/21		20,194,000	24,037,544
Hrvatska Elektroprivreda 6% 11/9/17 (f)		350,000	366,188
InterGen NV 9% 6/30/17 (f)		5,785,000	5,524,675
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,549,533
3.75% 11/15/20		1,450,000	1,541,199
Majapahit Holding BV:
7.75% 1/20/20 (f)		750,000	926,250
8% 8/7/19 (f)		485,000	603,825
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,636,625
9.125% 5/1/31		1,525,000	1,696,563
Nevada Power Co.:
6.5% 5/15/18		790,000	980,004
6.5% 8/1/18		388,000	484,950
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,710,653
Otter Tail Corp. 9% 12/15/16		2,410,000	2,795,600
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	892,667
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,316,104
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,426,020
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.: - continued
6% 12/1/39		$ 7,150,000	$ 8,672,950
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	1,990,620
			185,879,356
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,090,000	1,220,800
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	516,653
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,998,466
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18		1,574,000	1,699,920
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		3,625,000	3,190,000
			10,625,839
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,915,000
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		2,775,000	2,913,750
7.25% 10/15/21		1,400,000	1,501,500
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	4,153,100
9.875% 10/15/20		2,590,000	2,978,500
Kinder Morgan Finance Co. LLC 6% 1/15/18 (f)		3,030,000	3,344,102
Listrindo Capital BV 6.95% 2/21/19 (f)		600,000	669,000
NRG Energy, Inc. 6.625% 3/15/23 (f)		3,515,000	3,734,688
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		750,000	1,012,500
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,184,696
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,900,727
RRI Energy, Inc. 7.625% 6/15/14		4,410,000	4,707,675
The AES Corp.:
7.75% 10/15/15		1,035,000	1,151,438
8% 10/15/17		4,575,000	5,261,250
			46,427,926
Multi-Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,746,471
CMS Energy Corp. 5.05% 3/15/22		17,417,000	19,605,220
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,788,039
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.611% 9/30/66 (i)		$ 24,541,000	$ 22,923,503
7.5% 6/30/66 (i)		10,345,000	11,483,467
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		7,097,000	9,311,647
National Grid PLC 6.3% 8/1/16		1,589,000	1,847,262
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,400,359
5.25% 9/15/17		843,000	968,952
5.25% 2/15/43		12,739,000	13,520,550
5.4% 7/15/14		1,680,000	1,781,598
5.45% 9/15/20		854,000	1,001,325
5.8% 2/1/42		6,336,000	7,073,175
5.95% 6/15/41		11,832,000	13,361,960
6.4% 3/15/18		1,654,000	1,985,627
6.8% 1/15/19		6,774,000	8,286,817
Puget Energy, Inc.:
5.625% 7/15/22		600,000	653,831
6% 9/1/21		2,464,000	2,773,082
6.5% 12/15/20		1,275,000	1,459,147
Sempra Energy:
2.3% 4/1/17		14,116,000	14,657,518
2.875% 10/1/22		5,760,000	5,746,049
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,860,000	4,190,030
			156,565,629
TOTAL UTILITIES			399,498,750
TOTAL NONCONVERTIBLE BONDS			3,744,899,462
TOTAL CORPORATE BONDS (Cost $3,422,626,282)			3,747,798,012
U.S. Government and Government Agency Obligations - 28.5%

U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13		29,230,140	29,446,384
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - 28.3%
U.S. Treasury Bonds 2.75% 11/15/42		$ 538,240,000	$ 501,236,000
U.S. Treasury Notes:
0.25% 9/15/14		8,937,000	8,941,540
0.25% 8/15/15		227,529,000	227,280,083
0.5% 7/31/17		170,710,000	169,643,063
0.75% 10/31/17		61,559,000	61,712,898
0.875% 11/30/16		1,503,000	1,524,018
0.875% 4/30/17		203,188,000	205,585,009
0.875% 1/31/18		277,044,000	278,732,306
0.875% 7/31/19		5,000	4,927
1.25% 2/29/20		596,756,000	596,569,753
1.375% 11/30/15		88,617,000	91,157,827
1.625% 8/15/22		361,596,000	355,804,678
1.75% 5/31/16		263,340,000	274,778,963
2.375% 2/28/15		499,922,000	521,012,709
2.625% 7/31/14		316,140,000	326,945,665
2.625% 12/31/14		273,340,000	285,298,625
TOTAL U.S. TREASURY OBLIGATIONS			3,906,228,064
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,919,775,359)			3,935,674,448
U.S. Government Agency - Mortgage Securities - 8.6%

Fannie Mae - 3.9%
2.082% 10/1/33 (i)		641,126	672,623
2.5% 3/1/28 (h)		13,000,000	13,502,862
2.559% 6/1/36 (i)		138,612	148,312
2.759% 2/1/36 (i)		662,018	711,868
2.82% 12/1/35 (i)		523,336	562,744
2.944% 7/1/37 (i)		299,720	318,078
3% 10/1/26 to 2/1/43		15,265,609	16,014,644
3% 2/1/43		144,078	149,624
3% 2/1/43		193,297	200,497
3% 3/1/43 (h)		27,200,000	28,163,160
3% 3/1/43 (h)		700,000	724,787
3% 3/1/43 (h)		6,400,000	6,626,626
3% 4/1/43 (h)		3,200,000	3,305,188
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3% 4/1/43 (h)		$ 3,200,000	$ 3,305,188
3.5% 1/1/26 to 3/1/43		62,387,338	66,153,711
3.5% 3/1/43 (h)		2,900,000	3,066,750
3.5% 3/1/43 (h)		3,100,000	3,278,250
3.5% 3/1/43 (h)		3,100,000	3,278,250
3.5% 3/1/43 (h)		3,900,000	4,124,250
3.5% 3/1/43 (h)		5,400,000	5,710,500
3.5% 3/1/43 (h)		18,800,000	19,881,000
3.5% 3/1/43 (h)		1,800,000	1,903,500
3.5% 3/1/43 (h)		3,900,000	4,124,250
3.5% 3/1/43 (h)		5,900,000	6,239,250
3.5% 3/1/43 (h)		300,000	317,250
3.5% 3/1/43 (h)		8,200,000	8,671,500
3.5% 4/1/43 (h)		12,700,000	13,399,988
4% 9/1/26 to 4/1/42		86,079,510	92,504,817
4% 9/1/41		137,716	147,502
4% 3/1/43 (h)		3,200,000	3,411,502
4% 3/1/43 (h)		3,900,000	4,157,768
4% 3/1/43 (h)		3,900,000	4,157,768
4.5% 1/1/22 to 10/1/41		43,942,504	47,582,162
4.5% 3/1/43 (h)		18,000,000	19,378,823
5% 10/1/21 to 4/1/40		14,334,809	15,604,125
5.5% 3/1/18 to 5/1/39		58,057,708	63,561,347
5.5% 3/1/43 (h)		11,400,000	12,421,361
6% 4/1/21 to 1/1/42		42,060,590	46,368,312
6.5% 7/1/32 to 8/1/36		11,729,299	13,402,509
TOTAL FANNIE MAE			537,252,646
Freddie Mac - 1.2%
3% 2/1/43		261,907	270,782
3% 2/1/43		2,539,060	2,624,223
3.439% 10/1/35 (i)		199,615	214,677
3.5% 1/1/26 to 3/1/43		41,089,360	43,581,462
4% 12/1/40 to 5/1/42		21,667,705	23,493,501
4.5% 7/1/25 to 10/1/41		42,588,566	46,060,397
5% 1/1/35 to 8/1/40		25,399,915	27,607,941
5.5% 11/1/17 to 1/1/40		21,271,736	23,176,541
6% 7/1/37 to 8/1/37		2,994,290	3,279,896
TOTAL FREDDIE MAC			170,309,420
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - 3.5%
3% 12/20/42		$ 28,564,206	$ 29,951,693
3% 3/1/43 (h)		3,000,000	3,141,387
3.5% 4/15/42 to 11/20/42		242,720,335	260,238,074
3.5% 3/1/43 (h)		1,620,000	1,735,172
3.5% 3/1/43 (h)		1,800,000	1,927,969
3.5% 3/1/43 (h)		2,900,000	3,106,172
4% 1/15/25 to 12/15/41		70,542,342	76,963,128
4.5% 11/20/33 to 4/15/41		51,533,984	56,622,318
5% 5/15/39 to 8/15/41		41,839,508	46,296,792
6% 9/20/38		3,128,943	3,522,502
TOTAL GINNIE MAE			483,505,207
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,177,647,675)			1,191,067,273
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (i)		792,017	733,456
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (i)		399,056	390,045
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (i)		48,963	48,457
Airspeed Ltd. Series 2007-1A Class C1, 2.7012% 6/15/32 (f)(i)		4,057,148	2,353,146
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,992,512
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,617,741
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	19,030,939
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,719,036
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (i)		71,866	65,150
Series 2004-R2 Class M3, 1.0267% 4/25/34 (i)		98,426	75,406
Series 2005-R2 Class M1, 0.6517% 4/25/35 (i)		2,064,696	2,014,042
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5617% 3/23/19 (f)(i)		115,954	114,678
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (i)		47,932	41,429
Series 2004-W11 Class M2, 1.2517% 11/25/34 (i)		561,149	512,730
Series 2004-W7 Class M1, 1.0267% 5/25/34 (i)		1,542,998	1,444,568
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (i)		$ 1,270,735	$ 448,157
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0267% 4/25/34 (i)		2,233,914	2,067,958
Series 2006-HE2 Class M1, 0.5717% 3/25/36 (i)		52,616	585
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (f)(i)		55,237	50,473
Class B, 0.9507% 7/20/39 (f)(i)		263,810	120,461
Class C, 1.3007% 7/20/39 (f)(i)		339,379	105
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (f)		366,157	368,281
Class B, 5.267% 6/25/35 (f)		1,000,000	1,006,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.555% 1/20/37 (f)(i)		97,204	91,615
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (i)		1,802,588	929,233
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.555% 4/7/52 (f)(i)		660,480	574,618
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (i)		45,312	45,220
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4322% 3/25/32 (MGIC Investment Corp. Insured) (i)		9,314	8,993
Series 2004-3 Class M4, 1.6567% 4/25/34 (i)		159,665	75,628
Series 2004-4 Class M2, 0.9967% 6/25/34 (i)		587,945	521,557
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		179,440	179,494
Class B2, 1.66% 12/28/35 (f)(i)		179,440	174,057
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.81% 6/28/38 (f)(i)		43,977	43,933
Class D, 9% 6/28/38 (f)		207,335	149,281
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	520,556
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (i)		38,916	30,043
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (i)		290,872	212,058
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0267% 3/25/34 (i)		21,462	15,254
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (i)		948,695	404,717
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fremont Home Loan Trust Series 2005-A: - continued
Class M4, 1.2217% 1/25/35 (i)		$ 363,547	$ 42,920
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (f)(i)		2,892,000	1,968,006
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (f)(i)		153,770	146,403
Series 2006-2A:
Class A, 0.3812% 11/15/34 (f)(i)		1,550,734	1,431,424
Class B, 0.4812% 11/15/34 (f)(i)		560,172	476,147
Class C, 0.5812% 11/15/34 (f)(i)		930,983	670,308
Class D, 0.9512% 11/15/34 (f)(i)		353,524	236,861
GSAMP Trust Series 2004-AR1 Class B4, 3.4154% 6/25/34 (f)(i)		215,708	60,154
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7517% 9/25/46 (f)(i)		1,357,990	1,341,015
Class E, 1.8517% 9/25/46 (f)(i)		250,000	88,250
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (i)		359,174	349,969
Series 2003-3 Class M1, 1.4917% 8/25/33 (i)		636,850	585,557
Series 2003-5 Class A2, 0.9017% 12/25/33 (i)		32,929	27,667
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (i)		1,522,035	740,487
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (i)		204,000	3,402
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (i)		1,520,141	1,471,797
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (i)		447,065	427,050
Series 2006-A Class 2C, 1.46% 3/27/42 (i)		3,243,000	156,770
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3617% 11/25/36 (i)		5,225,593	2,517,245
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6317% 5/25/46 (f)(i)		250,000	200,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (i)		665,521	7,453
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (i)		153,462	124,952
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (i)		499,279	432,609
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (i)		1,156,976	968,522
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (i)		2,703,026	2,411,819
Mesa West Capital CDO Ltd. Series 2007-1A Class H, 1.6717% 2/25/47 (f)(i)		250,000	180,625
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (i)		$ 57,368	$ 49,888
Series 2004-NC6 Class M3, 2.3767% 7/25/34 (i)		21,918	11,677
Series 2004-NC8 Class M6, 2.0767% 9/25/34 (i)		25,680	12,888
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (i)		399,800	364,043
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (i)		416,362	16,965
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9616% 8/28/38 (f)(i)		220,000	209,000
Class C1B, 7.696% 8/28/38 (f)		64,212	54,580
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (i)		1,426,957	1,169,147
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (c)(f)(i)		566,000	0
Series 2006-1A Class A, 1.6007% 3/20/11 (c)(f)(i)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (i)		532,896	426,479
Class M4, 1.6517% 9/25/34 (i)		683,353	200,778
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (i)		1,475,804	1,198,859
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (f)		129,109	129,238
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)		541,000	546,410
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1517% 9/25/46 (f)(i)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (i)		5,108	4,753
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (i)		1,192,947	990,978
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (f)(i)		317,797	315,692
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (i)		1,262,288	862,535
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (i)		57,624	24,032
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		391,016	397,486
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (i)		28,819	26,103
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	110,723
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (f)(i)		2,660,489	33,256
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.81% 9/25/26 (f)(i)		$ 400,000	$ 240,000
Series 2006-1A:
Class A1A, 0.57% 9/25/26 (f)(i)		955,159	925,549
Class A1B, 0.64% 9/25/26 (f)(i)		1,033,000	935,485
Class A2A, 0.53% 9/25/26 (f)(i)		454,541	449,132
Class A2B, 0.62% 9/25/26 (f)(i)		250,000	234,500
Class B, 0.67% 9/25/26 (f)(i)		250,000	222,925
Class C 0.84% 9/25/26 (f)(i)		250,000	220,700
Class F, 1.46% 9/25/26 (f)(i)		429,000	374,260
Class G, 1.66% 9/25/26 (f)(i)		336,000	290,237
Class H, 1.96% 9/25/26 (f)(i)		250,000	214,625
Class K, 3.56% 9/25/26 (f)(i)		250,000	212,900
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (f)(i)		1,789,540	1,565,847
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6091% 11/21/40 (f)(i)		420,595	378,536
Class D, 1.1391% 11/21/40 (f)(i)		305,000	115,900
TOTAL ASSET-BACKED SECURITIES (Cost $86,104,152)			95,863,130
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		116,476	91,436
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7617% 1/25/35 (i)		1,669,569	1,601,469
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		43,477	35,466
Series 2003-35 Class B, 4.6379% 9/25/18 (i)		66,810	21,379
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 5.4303% 6/25/33 (i)		202,427	147,139
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (i)		1,224,572	1,274,919
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (f)(i)		1,000,000	1,151,001
Series 2010-K6 Class B, 5.3546% 12/25/46 (f)(i)		910,000	1,040,716
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		44,969	18,887
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3007% 12/20/54 (i)		$ 205,017	$ 174,469
Series 2006-1A Class C2, 1.4007% 12/20/54 (f)(i)		6,523,000	5,551,073
Series 2006-2 Class C1, 1.1407% 12/20/54 (i)		21,543,000	18,333,093
Series 2006-3 Class C2, 1.2007% 12/20/54 (i)		1,124,000	956,524
Series 2006-4:
Class B1, 0.3807% 12/20/54 (i)		4,521,000	4,218,093
Class C1, 0.9607% 12/20/54 (i)		2,767,000	2,354,717
Class M1, 0.5407% 12/20/54 (i)		1,190,000	1,065,050
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (i)		2,234,000	1,901,134
Class 1M1, 0.5007% 12/20/54 (i)		1,493,000	1,336,235
Class 2C1, 1.0607% 12/20/54 (i)		1,015,000	863,765
Class 2M1, 0.7007% 12/20/54 (i)		1,917,000	1,715,715
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (i)		2,654,000	2,258,554
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (i)		430,241	413,277
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7728% 3/25/37 (i)		3,127,231	3,155,370
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (i)		1,922,189	1,565,673
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (i)		2,214,965	1,619,247
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (i)		5,587,146	4,824,607
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	970,112
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (i)		1,745,564	1,678,549
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (f)(i)		915,805	805,643
Class B6, 3.0492% 7/10/35 (f)(i)		204,191	175,873
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (f)(i)		122,027	118,755
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (i)		31,801	29,785
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (i)		326,018	323,183
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		$ 85,319	$ 45,219
Series 2005-AR2 Class 1A2, 2.6255% 3/25/35 (i)		2,840,605	1,426,697
TOTAL PRIVATE SPONSOR			63,262,824
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		145,605	155,176
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,564,024)			63,418,000
Commercial Mortgage Securities - 5.6%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		417,753	408,811
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	214,822
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4571% 2/14/29 (f)(i)		189,037	194,826
Series 1997-D4:
Class B2, 7.525% 4/14/29		436,390	436,905
Class B5, 7.525% 4/14/29		129,000	117,424
Series 1997-D5:
Class A7, 7.5978% 2/14/43 (i)		334,137	339,621
Class PS1, 1.4302% 2/14/43 (i)(k)		816,690	26,805
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38		1,912,767	1,928,798
Series 2005-1 Class A3, 4.877% 11/10/42		327,194	327,668
Series 2005-4 Class AJ, 5.038% 7/10/45 (i)		530,000	539,706
Series 2006-2 Class AAB, 5.7141% 5/10/45 (i)		1,291,878	1,357,976
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,130,492
Series 2006-5:
Class A2, 5.317% 9/10/47		5,384,122	5,383,546
Class A3, 5.39% 9/10/47		2,653,000	2,790,298
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,121,687
Series 2007-4 Class A3, 5.806% 2/10/51 (i)		1,277,140	1,343,914
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,480,326
Series 2003-1 Class G, 5.608% 9/11/36 (f)		285,240	285,126
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	176,536
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(i)		$ 300,000	$ 3,819
Class L, 4.637% 7/10/42 (f)(i)		280,000	2,228
Series 2004-5 Class G, 5.5612% 11/10/41 (f)(i)		195,000	194,640
Series 2005-1 Class CJ, 5.1964% 11/10/42 (i)		550,000	587,869
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)		5,908,000	6,178,716
Series 2005-6 Class AJ, 5.189% 9/10/47 (i)		300,000	326,809
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	106,300
Series 2007-3:
Class A3, 5.5925% 6/10/49 (i)		3,176,000	3,176,057
Class A4, 5.5925% 6/10/49 (i)		3,965,000	4,558,172
Series 2008-1 Class D, 6.2546% 2/10/51 (f)(i)		125,000	59,315
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,755,860
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.501% 11/15/15 (f)(i)		817,730	818,261
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class J, 1.2512% 3/15/22 (f)(i)		167,801	161,089
Class K, 2.2012% 3/15/22 (f)(i)		427,499	256,499
Series 2006-BIX1 Class G, 0.5312% 10/15/19 (f)(i)		419,112	414,921
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7012% 8/15/17 (f)(i)		480,000	507,600
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (f)(i)		54,076	39,547
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (f)(i)		495,763	415,043
Class M1, 0.6417% 11/25/35 (f)(i)		59,169	38,391
Class M2, 0.6917% 11/25/35 (f)(i)		75,121	47,926
Class M3, 0.7117% 11/25/35 (f)(i)		67,232	42,024
Class M4, 0.8017% 11/25/35 (f)(i)		83,765	40,579
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (f)(i)		1,184,688	934,431
Class B1, 1.6017% 1/25/36 (f)(i)		102,377	15,798
Class M1, 0.6517% 1/25/36 (f)(i)		382,157	212,353
Class M2, 0.6717% 1/25/36 (f)(i)		114,647	60,199
Class M3, 0.7017% 1/25/36 (f)(i)		167,433	86,263
Class M4, 0.8117% 1/25/36 (f)(i)		92,600	44,943
Class M5, 0.8517% 1/25/36 (f)(i)		92,600	32,652
Class M6, 0.9017% 1/25/36 (f)(i)		98,351	26,454
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-1:
Class A2, 0.5617% 4/25/36 (f)(i)		$ 183,592	$ 148,673
Class M1, 0.5817% 4/25/36 (f)(i)		65,663	42,313
Class M2, 0.6017% 4/25/36 (f)(i)		69,378	42,975
Class M3, 0.6217% 4/25/36 (f)(i)		59,694	35,557
Class M4, 0.7217% 4/25/36 (f)(i)		33,827	19,449
Class M5, 0.7617% 4/25/36 (f)(i)		32,832	18,051
Class M6, 0.8417% 4/25/36 (f)(i)		65,464	27,547
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (f)(i)		3,310,078	2,594,687
Class A2, 0.4817% 7/25/36 (f)(i)		163,761	128,806
Class B1, 1.0717% 7/25/36 (f)(i)		61,314	11,010
Class M1, 0.5117% 7/25/36 (f)(i)		171,820	81,701
Class M2, 0.5317% 7/25/36 (f)(i)		121,227	54,264
Class M3, 0.5517% 7/25/36 (f)(i)		100,555	42,735
Class M4, 0.6217% 7/25/36 (f)(i)		67,901	16,820
Class M5, 0.6717% 7/25/36 (f)(i)		83,457	19,552
Class M6, 0.7417% 7/25/36 (f)(i)		124,520	26,051
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (f)(i)		137,077	20,739
Class M5, 0.6817% 10/25/36 (f)(i)		161,867	8,582
Series 2006-4A Class M6, 0.7217% 12/25/36 (f)(i)		119,106	3,811
Series 2007-1 Class A2, 0.4717% 3/25/37 (f)(i)		772,444	446,776
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (f)(i)		747,549	523,587
Class A2, 0.5217% 7/25/37 (f)(i)		698,483	340,800
Class M1, 0.5717% 7/25/37 (f)(i)		245,268	67,423
Class M2, 0.6117% 7/25/37 (f)(i)		134,025	22,873
Class M3, 0.6917% 7/25/37 (f)(i)		135,894	13,670
Class M4, 0.8517% 7/25/37 (f)(i)		268,299	16,452
Class M5, 0.9517% 7/25/37 (f)(i)		236,512	10,522
Class M6, 1.2017% 7/25/37 (f)(i)		153,836	1,338
Series 2007-3:
Class A2, 0.4917% 7/25/37 (f)(i)		700,857	364,836
Class B1, 1.1517% 7/25/37 (f)(i)		170,348	13,013
Class B2, 1.8017% 7/25/37 (f)(i)		72,447	3,869
Class M1, 0.5117% 7/25/37 (f)(i)		152,220	51,406
Class M2, 0.5417% 7/25/37 (f)(i)		163,152	45,553
Class M3, 0.5717% 7/25/37 (f)(i)		257,087	55,857
Class M4, 0.7017% 7/25/37 (f)(i)		403,665	68,068
Class M5, 0.8017% 7/25/37 (f)(i)		209,381	29,969
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M6, 1.0017% 7/25/37 (f)(i)		$ 159,658	$ 19,280
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (f)(i)		283,779	26,381
Class M2, 1.2517% 9/25/37 (f)(i)		283,779	21,827
Class M4, 1.8017% 9/25/37 (f)(i)		725,809	35,429
Class M5, 1.9517% 9/25/37 (f)(i)		461,695	14,715
Series 2006-3A, Class IO, 3.8903% 10/25/36 (f)(i)(k)		7,954,173	169,225
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)		7,605,674	633,261
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4536% 3/11/39 (i)		450,000	453,808
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (f)(i)		373,049	369,413
Class J, 1.0512% 3/15/19 (f)(i)		407,118	387,058
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (f)(i)		655,330	618,936
Class E, 0.5012% 3/15/22 (f)(i)		3,607,157	3,334,687
Class F, 0.5512% 3/15/22 (f)(i)		2,235,922	2,022,311
Class G, 0.6012% 3/15/22 (f)(i)		537,549	475,443
Class H, 0.7512% 3/15/22 (f)(i)		655,330	566,509
Class J, 0.9012% 3/15/22 (f)(i)		655,330	550,126
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41		56,165	56,155
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	645,585
Series 2006-T22 Class AJ, 5.5728% 4/12/38 (i)		400,000	441,023
Series 2007-PW16 Class A4, 5.7166% 6/11/40 (i)		1,112,000	1,297,556
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		70,000	71,110
Class I, 5.64% 2/14/31 (f)		202,567	155,598
Series 2003-T10 Class B, 4.84% 3/13/40		260,762	260,718
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,852,020
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (f)(i)(k)		17,947,833	100,167
Series 2006-T22:
Class A4, 5.5728% 4/12/38 (i)		237,000	265,875
Class B, 5.5728% 4/12/38 (f)(i)		200,000	209,579
Series 2006-T24 Class X2, 0.4454% 10/12/41 (f)(i)(k)		2,947,577	9,577
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-BBA8:
Class K, 1.4012% 3/15/22 (f)(i)		$ 120,000	$ 98,744
Class L, 2.1012% 3/15/22 (f)(i)		253,498	172,935
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (f)(i)(k)		123,066,869	1,057,760
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(i)(k)		67,080,021	309,843
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		649,807	730,643
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (f)(i)		647,988	604,309
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,329,576
Class XCL, 1.3266% 5/15/35 (f)(i)(k)		7,509,818	117,919
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5597% 12/15/47 (f)(i)		750,000	882,873
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	713,532
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	342,500
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		113,351	115,160
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (f)(i)		99,649	95,770
Series 2007-FL3A Class A2, 0.3412% 4/15/22 (f)(i)		183,349	181,299
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (i)		1,135,502	1,145,430
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,578,870
Series 2007-CD4 Class A3, 5.293% 12/11/49		1,852,000	1,914,590
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(i)	CAD	138,000	118,339
Class G, 5.01% 5/15/44 (f)(i)	CAD	30,000	24,227
Class H, 5.01% 5/15/44 (f)(i)	CAD	20,000	13,941
Class J, 5.01% 5/15/44 (f)(i)	CAD	20,000	13,167
Class K, 5.01% 5/15/44 (f)(i)	CAD	10,000	5,571
Class L, 5.01% 5/15/44 (f)(i)	CAD	36,000	18,006
Class M, 5.01% 5/15/44 (f)(i)	CAD	165,000	74,304
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (i)		1,902,000	2,026,568
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	648,812
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2007-C2 Class B, 5.617% 4/15/47 (i)		$ 2,125,000	$ 947,329
COMM Mortgage Trust Series 2012-CR5 Class D, 4.3348% 12/10/45 (f)(i)		280,000	271,986
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (f)(i)		1,802	1,802
Series 2005-F10A Class J, 1.0512% 4/15/17 (f)(i)		126,749	113,066
Series 2005-FL11:
Class B, 0.4512% 11/15/17 (f)(i)		141,221	136,887
Class C, 0.5012% 11/15/17 (f)(i)		1,168,561	1,109,332
Class D, 0.5412% 11/15/17 (f)(i)		60,771	56,475
Class E, 0.5912% 11/15/17 (f)(i)		216,043	198,612
Class F, 0.6512% 11/15/17 (f)(i)		149,679	136,106
Class G, 0.7012% 11/15/17 (f)(i)		103,750	92,267
Series 2006-FL12:
Class AJ, 0.3312% 12/15/20 (f)(i)		4,060,000	3,891,701
Class B, 0.3712% 12/15/20 (f)(i)		577,508	550,450
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	567,634
Series 2004-RS1 Class A, 5.648% 3/3/41 (f)		412,572	416,285
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,559,088
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)		2,415,835	2,428,569
Class AJFX, 5.478% 2/5/19 (f)		5,750,000	5,769,671
Series 2001-J2A Class F, 6.9937% 7/16/34 (f)(i)		199,000	232,538
Series 2006-C8 Class XP, 0.4673% 12/10/46 (i)(k)		15,692,429	62,691
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class G, 6.21% 7/15/31 (f)		289,734	289,562
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(i)		71,224	71,778
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	398,699
Series 1999-C2 Class G, 6% 11/17/32		302,000	234,269
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	22,238,608
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.25% 6/10/44 (i)		905,000	826,134
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		1,260,000	1,344,925
Series 2012-CR1:
Class C, 5.547% 5/15/45		350,000	397,334
Class D, 5.547% 5/15/45 (f)		440,000	443,605
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR2:
Class E, 4.8582% 8/15/45 (f)(i)		$ 1,727,000	$ 1,677,259
Class F, 4.25% 8/15/45 (f)		1,260,000	973,869
Series 2012-LC4:
Class C, 5.6487% 12/10/44 (i)		260,000	301,577
Class D, 5.6487% 12/10/44 (f)(i)		870,000	896,109
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (f)		493,000	506,664
Class F, 4.867% 6/9/28 (f)		645,000	599,181
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (i)		481,579	484,386
Series 2007-C3 Class A4, 5.6803% 6/15/39 (i)		28,438,000	32,670,058
Series 2006-C4 Class AAB, 5.439% 9/15/39		3,004,520	3,043,966
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (i)(k)		9,777,242	56,630
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)		1,722,000	1,957,757
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (f)(i)		6,783,000	5,954,368
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8012% 9/15/21 (f)(i)		254,303	236,712
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		808,122	826,266
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		324,515	327,965
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,793,569	1,971,111
Class H, 6% 5/17/40 (f)		90,317	52,381
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		1,156,000	1,225,059
Class G, 6.75% 11/15/30 (f)		180,000	199,236
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (i)(k)		403,674	502
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (f)(i)(k)		1,692,651	2,563
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	120,357
Series 2006-C1 Class A3, 5.4088% 2/15/39 (i)		5,775,894	5,828,131
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (f)(i)		721,000	699,257
Class C:
0.3712% 2/15/22 (f)(i)		1,864,711	1,752,536
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class C: - continued
0.4712% 2/15/22 (f)(i)		$ 665,993	$ 623,931
Class F, 0.5212% 2/15/22 (f)(i)		1,331,815	1,247,036
Class L, 2.1012% 2/15/22 (f)(i)		99,364	18,983
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		385,020	385,096
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (i)(k)		27,591,094	101,784
Class B, 5.487% 2/15/40 (f)(i)		2,907,000	420,062
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5566% 11/10/46 (f)(i)		500,000	555,097
Class E, 5.5566% 11/10/46 (f)(i)		770,000	820,543
Class F, 5.5566% 11/10/46 (f)(i)		1,120,000	1,050,544
Class XB, 0.2462% 11/10/46 (f)(i)(k)		20,920,000	421,580
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		254,630	254,744
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1916% 6/10/31 (f)(i)		747,087	752,119
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (f)		640,000	674,498
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(i)		443,000	464,127
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (f)		589,000	620,877
Class E, 5.253% 5/5/27 (f)		411,000	433,122
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	235,877
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (i)(k)		1,640,000	265,283
Series K012 Class X3, 2.2879% 1/25/41 (i)(k)		1,800,000	260,298
Series K013 Class X3, 2.7899% 1/25/43 (i)(k)		820,000	145,532
Series KAIV Class X2, 3.6147% 6/25/46 (i)(k)		420,000	96,984
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (f)(i)		1,290,000	1,463,124
Series 2011-K10 Class B, 4.5972% 11/25/49 (f)(i)		240,000	262,817
Series 2011-K11 Class B, 4.4204% 12/25/48 (f)(i)		750,000	811,217
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		1,030,759	1,038,490
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GCCFC Commercial Mortgage Trust:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (f)		$ 490,000	$ 492,463
Series 2003-C2 Class J, 5.234% 1/5/36 (f)(i)		250,000	245,710
Series 2005-GG3 Class B, 4.894% 8/10/42 (i)		680,000	685,781
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,939,514
Series 2001-1 Class X1, 1.8773% 5/15/33 (f)(i)(k)		880,085	13,397
Series 2007-C1 Class XP, 0.1604% 12/10/49 (i)(k)		23,856,631	52,699
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	282,618
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		375,113	413,707
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		186,099	188,846
Series 1999-C2I Class K, 6.481% 9/15/33 (l)		835,000	576,643
Series 1999-C3:
Class J, 6.974% 8/15/36		226,000	240,023
Class K, 6.974% 8/15/36		274,002	204,417
Series 2000-C1 Class K, 7% 3/15/33		16,008	12,182
Series 2003-C3 Class H, 5.7184% 4/10/40 (f)(i)		170,000	166,442
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (f)(i)		715,000	687,706
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49		2,397,523	2,427,073
Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,702,080
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (f)(i)(k)		30,400,162	149,569
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (f)(i)		343,842	343,115
Class F, 0.6477% 6/6/20 (f)(i)		835,001	832,209
Class J, 1.9577% 6/6/20 (f)(i)		250,000	246,630
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(i)		5,910,000	5,920,384
Class C, 2.0056% 3/6/20 (f)(i)		1,994,000	2,003,561
Class D, 2.2018% 3/6/20 (f)(i)		4,004,000	4,023,728
Class F, 2.6334% 3/6/20 (f)(i)		164,000	164,962
Class G, 2.7903% 3/6/20 (f)(i)		81,000	81,481
Class H, 3.3004% 3/6/20 (f)(i)		60,000	60,387
Class J, 4.0852% 3/6/20 (f)(i)		86,000	86,599
Class L, 5.4585% 3/6/20 (f)(i)		400,000	404,124
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
Series 1997-GL:
Class G, 7.7695% 7/13/30 (i)		$ 762,618	$ 823,445
Class H, 8.0595% 7/13/30 (f)(i)		230,000	245,751
Series 2006-GG6 Class A2, 5.506% 4/10/38		4,166,630	4,315,349
Series 2010-C1:
Class D, 5.9889% 8/10/43 (f)(i)		755,000	819,539
Class E, 4% 8/10/43 (f)		1,240,000	963,760
Class X, 1.5421% 8/10/43 (f)(i)(k)		6,132,571	488,564
Series 2012-GCJ7:
Class C, 5.7223% 5/10/45 (i)		630,000	711,241
Class D, 5.7223% 5/10/45 (f)(i)		970,000	1,024,366
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)		510,000	513,621
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		433,742	440,033
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,179,579	6,267,304
Series 2010-C2:
Class D, 5.2271% 12/10/43 (f)(i)		720,000	761,238
Class XA, 0.6785% 12/10/43 (f)(i)(k)		5,520,379	120,444
Series 2011-GC5:
Class C, 5.308% 8/10/44 (f)(i)		1,050,000	1,193,611
Class D, 5.308% 8/10/44 (f)(i)		480,000	505,186
JP Morgan Chase Commercial Mortgage Trust Series 2012-C8 Class C, 4.7781% 10/15/45 (f)		750,000	800,210
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(i)		500,000	503,366
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		822,574	824,187
Series 2003-C1 Class D, 5.192% 1/12/37		270,000	270,126
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(i)		380,000	470,369
Class D, 7.4453% 12/5/27 (f)(i)		1,885,000	2,223,284
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	707,022
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(i)		695,000	734,254
Series 2011-C4 Class E, 5.3893% 7/15/46 (f)(i)		370,000	386,392
Series 2012-CBX:
Class C, 5.1894% 6/16/45 (i)		250,000	277,976
Class D, 5.1894% 6/16/45 (f)(i)		690,000	726,223
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3312% 11/15/18 (f)(i)		$ 5,517,853	$ 5,442,915
Class B, 0.3712% 11/15/18 (f)(i)		939,428	912,653
Class C, 0.4112% 11/15/18 (f)(i)		667,437	644,797
Class D, 0.4312% 11/15/18 (f)(i)		203,316	192,353
Class E, 0.4812% 11/15/18 (f)(i)		293,294	271,613
Class F, 0.5312% 11/15/18 (f)(i)		439,136	389,109
Class G, 0.5612% 11/15/18 (f)(i)		381,572	322,840
Class H, 0.7012% 11/15/18 (f)(i)		293,360	236,471
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (i)		2,965,987	3,019,941
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (i)		530,458	556,314
Class A3, 5.336% 5/15/47		9,409,000	10,620,277
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (i)		6,670,000	7,669,649
Series 2007-LD11:
Class A2, 5.7974% 6/15/49 (i)		2,874,363	2,964,767
Class A4, 5.8124% 6/15/49 (i)		13,130,000	15,085,910
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		1,875,286	1,896,840
Class A3, 5.42% 1/15/49		25,732,000	29,373,284
Series 2004-CBX Class D, 5.097% 1/12/37 (i)		170,000	146,786
Series 2004-LN2 Class D, 5.2242% 7/15/41 (i)		420,000	309,193
Series 2005-LDP3 Class A3, 4.959% 8/15/42		1,870,836	1,877,367
Series 2005-LDP5 Class AJ, 5.3214% 12/15/44 (i)		360,000	375,945
Series 2006-CB17 Class A3, 5.45% 12/12/43		362,884	363,020
Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)		1,291,908	1,330,315
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (i)		165,000	58,893
Class C, 5.7259% 2/12/49 (i)		424,000	117,280
Class D, 5.7259% 2/12/49 (i)		447,000	75,368
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (i)		157,000	11,874
Class ES, 5.562% 1/15/49 (f)(i)		983,000	38,063
Series 2010-C2:
Class D, 5.526% 11/15/43 (f)(i)		645,000	722,381
Class XB, 0.6681% 11/15/43 (f)(i)(k)		3,600,000	150,458
Series 2011-C5:
Class B. 5.3143% 8/15/46 (f)(i)		1,140,000	1,337,954
Class C, 5.3143% 8/15/46 (f)(i)		1,102,648	1,243,433
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (i)		$ 21,615,000	$ 25,148,188
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		481,709	492,439
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	152,575
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,288,579
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,500,000	1,604,885
Class AM, 5.263% 11/15/40 (i)		137,000	150,521
Series 2006-C1 Class A2, 5.084% 2/15/31		25,319	25,342
Series 2006-C6:
Class A2, 5.262% 9/15/39 (i)		111,380	112,920
Class A4, 5.372% 9/15/39		857,000	974,168
Class AM, 5.413% 9/15/39		1,500,000	1,685,333
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,096,355	1,155,743
Class AM, 5.378% 11/15/38		160,000	174,979
Series 2007-C1:
Class A3, 5.398% 2/15/40		9,480,823	9,778,853
Class A4, 5.424% 2/15/40		5,434,000	6,218,403
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,482,397
Series 2007-C6 Class A2, 5.845% 7/15/40		4,782,064	4,788,372
Series 2003-C7 Class L, 5.1692% 7/15/37 (f)(i)		284,000	275,263
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(i)		225,000	219,661
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	282,156
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	772,084
Series 2005-C2 Class AJ, 5.205% 4/15/30 (i)		740,000	780,865
Series 2005-C7 Class C, 5.35% 11/15/40 (i)		866,000	849,660
Series 2006-C4:
Class AJ, 5.8856% 6/15/38 (i)		1,060,000	1,065,817
Class AM, 5.8856% 6/15/38 (i)		500,000	559,732
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (i)(k)		7,302,392	29,670
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (i)(k)		2,598,342	11,685
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)		2,376,000	2,752,066
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,342,428
Class XCP, 0.2757% 9/15/45 (i)(k)		119,297,547	614,740
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (f)(i)		608,683	589,262
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Class E, 0.4912% 9/15/21 (f)(i)		$ 2,196,145	$ 2,104,109
Class F, 0.5412% 9/15/21 (f)(i)		1,143,094	1,083,759
Class G, 0.5612% 9/15/21 (f)(i)		2,258,211	2,118,410
Class H, 0.6012% 9/15/21 (f)(i)		582,579	534,861
Series 2007-LLFA Class E, 1.1012% 6/15/22 (f)(i)		760,000	734,661
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6375% 6/25/43 (f)(i)		310,000	307,210
Series 2011-1 Class B, 5.6375% 6/25/43 (f)(i)		540,000	570,210
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (f)(i)		17,970,000	17,811,307
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4086% 10/12/39 (f)(i)	CAD	320,000	273,527
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (i)		418,902	418,721
Series 1998-C3 Class E, 7.0859% 12/15/30 (i)		55,629	56,366
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3692% 1/12/44 (i)		220,000	239,278
Series 2004-MKB1 Class F, 5.664% 2/12/42 (f)(i)		180,000	176,186
Series 2005-LC1 Class F, 5.4232% 1/12/44 (f)(i)		1,655,000	1,172,534
Series 2006-C1:
Class A2, 5.683% 5/12/39 (i)		750,804	754,358
Class AJ, 5.683% 5/12/39 (i)		530,000	515,524
Class AM, 5.683% 5/12/39 (i)		100,000	111,789
Series 2007-C1 Class A4, 5.8505% 6/12/50 (i)		7,199,517	8,329,035
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,738,063
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (i)		109,549	109,195
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (i)		132,768	133,373
Class ASB, 5.133% 12/12/49 (i)		1,220,516	1,276,193
Series 2007-5:
Class A3, 5.364% 8/12/48		11,362,018	11,594,815
Class A4, 5.378% 8/12/48		17,266,000	19,565,020
Series 2007-6 Class A4, 5.485% 3/12/51 (i)		14,650,000	16,664,287
Series 2007-7 Class A4, 5.7411% 6/12/50 (i)		6,656,000	7,625,413
Series 2006-3 Class ASB, 5.382% 7/12/46 (i)		5,633,529	5,789,110
Series 2006-4 Class XP, 0.6175% 12/12/49 (i)(k)		25,957,588	293,347
Series 2007-6 Class B, 5.635% 3/12/51 (i)		1,902,000	460,474
Series 2007-7 Class B, 5.7411% 6/12/50 (i)		166,000	9,445
Series 2007-8 Class A3, 5.9357% 8/12/49 (i)		1,640,000	1,902,762
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		$ 399,108	$ 359,197
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		543,850	451,395
Morgan Stanley BAML Trust:
Series 2013-C7 Class D, 4.3056% 2/15/46 (f)		810,000	750,966
Series 2013-C8 Class D, 4.1726% 12/15/48 (f)(i)		400,000	371,000
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.402% 7/15/19 (f)(i)		357,716	143,534
Class H, 0.582% 7/15/19 (f)(i)		85,670	83,036
Class J, 0.632% 7/15/19 (f)(i)		354,000	304,173
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (f)(i)		1,092,000	1,029,979
Class D, 0.392% 10/15/20 (f)(i)		667,354	616,104
Class E, 0.452% 10/15/20 (f)(i)		834,661	745,523
Class F, 0.502% 10/15/20 (f)(i)		500,899	432,378
Class G, 0.542% 10/15/20 (f)(i)		619,188	503,526
Class H, 0.632% 10/15/20 (f)(i)		389,758	266,284
Class J, 0.782% 10/15/20 (f)(i)		225,021	79,478
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (f)		260,000	267,709
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		28,022	28,057
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,638,615	1,649,584
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	676,904
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)		964,000	998,245
Series 1997-RR Class F, 7.4012% 4/30/39 (f)(i)		86,502	84,340
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		207,935	155,893
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	184,175
Class O, 5.91% 11/15/31 (f)		197,950	53,865
Series 2004-IQ7 Class E, 5.3965% 6/15/38 (f)(i)		120,000	125,381
Series 2004-RR2 Class C, 5.88% 10/28/33 (f)(i)		280,000	245,000
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,555,451
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		1,000,000	1,051,184
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (i)		326,920	329,563
Class A4, 5.693% 10/15/42 (i)		570,000	635,238
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	813,599
Series 2006-T23 Class A3, 5.815% 8/12/41 (i)		972,000	1,007,812
Series 2007-HQ12 Class A2, 5.5917% 4/12/49 (i)		8,957,354	9,200,206
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)		$ 2,852,000	$ 3,270,351
Class B, 5.7489% 4/15/49 (i)		469,000	141,053
Series 2011-C1:
Class C, 5.2536% 9/15/47 (f)(i)		970,000	1,095,279
Class D, 5.2536% 9/15/47 (f)(i)		1,760,000	1,930,727
Class E, 5.2536% 9/15/47 (f)(i)		573,100	599,156
Series 2011-C2:
Class D, 5.3169% 6/15/44 (f)(i)		580,000	616,994
Class E, 5.3169% 6/15/44 (f)(i)		600,000	621,658
Class F, 5.3169% 6/15/44 (f)(i)		550,000	459,688
Class XB, 0.4643% 6/15/44 (f)(i)(k)		9,001,008	323,739
Series 2011-C3:
Class C, 5.1844% 7/15/49 (f)(i)		1,000,000	1,121,754
Class D, 5.357% 7/15/49 (f)		1,130,000	1,204,487
Class E, 5.1844% 7/15/49 (f)(i)		400,000	416,290
Series 2012-C4 Class D, 5.5262% 3/15/45 (f)(i)		330,000	360,723
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9081% 2/23/34 (i)		466,000	534,242
Series 2001-TOP3 Class E, 7.3736% 7/15/33 (f)(i)		150,000	154,800
Series 2003-TOP9 Class E, 5.5717% 11/13/36 (f)(i)		78,000	81,510
NationsLink Funding Corp.:
Series 1998-2 Class J, 5% 8/20/30 (f)		195,000	193,546
Series 1999-SL Class X, 11/10/30 (k)		21,664	21,638
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,057,419
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		831,140	1,047,153
RBSCF Trust Series 2010-MB1 Class D, 4.6797% 4/15/24 (f)(i)		1,238,000	1,256,839
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	92,362
Class G, 4.456% 9/12/38 (f)	CAD	54,000	45,374
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,440
Class J, 4.456% 9/12/38 (f)	CAD	36,000	24,998
Class K, 4.456% 9/12/38 (f)	CAD	18,000	11,535
Class L, 4.456% 9/12/38 (f)	CAD	26,000	15,667
Class M, 4.456% 9/12/38 (f)	CAD	104,391	48,712
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	107,307
Class G, 4.57% 4/12/23	CAD	42,000	34,516
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1: - continued
Class H, 4.57% 4/12/23	CAD	42,000	31,608
Class J, 4.57% 4/12/23 (i)	CAD	42,000	30,004
Class K, 4.57% 4/12/23	CAD	21,000	14,008
Class L, 4.57% 4/12/23	CAD	63,000	40,624
Class M, 4.57% 4/12/23	CAD	185,000	92,307
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (f)(i)		13,484	13,743
Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	97,246
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.553% 8/15/39 (i)		170,000	186,432
Series 2007-C4 Class F, 5.553% 8/15/39 (i)		820,000	570,180
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	279,238
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7762% 7/15/24 (f)(i)		110,000	91,588
Class G, 0.7762% 7/15/24 (f)(i)		200,000	156,523
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (f)(i)		284,000	350,801
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(i)		1,299,000	1,243,935
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	206,311
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (f)(i)		1,770,598	1,660,706
Class F, 0.5412% 9/15/21 (f)(i)		1,877,987	1,745,842
Class G, 0.5612% 9/15/21 (f)(i)		1,779,101	1,613,565
Class J, 0.8012% 9/15/21 (f)(i)		395,545	300,201
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (f)(i)		4,565,501	4,028,000
Class LXR1, 0.9012% 6/15/20 (f)(i)		233,698	203,317
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		6,423	6,419
Series 2003-C8 Class A3, 4.445% 11/15/35		2,007,225	2,023,110
Series 2006-C29 Class A3, 5.313% 11/15/48		5,044,309	5,177,862
Series 2007-C30:
Class A3, 5.246% 12/15/43		517,918	527,190
Class A4, 5.305% 12/15/43		8,604,000	9,427,021
Class A5, 5.342% 12/15/43		13,536,000	15,275,541
Series 2007-C31 Class A4, 5.509% 4/15/47		32,469,000	36,809,294
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C32 Class A3, 5.7388% 6/15/49 (i)		$ 19,449,000	$ 22,338,305
Series 2007-C33 Class A5, 5.9245% 2/15/51 (i)		19,259,000	22,223,634
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(i)		903,000	910,387
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	347,073
Series 2004-C11:
Class D, 5.3891% 1/15/41 (i)		360,000	354,615
Class E, 5.4391% 1/15/41 (i)		327,000	309,073
Series 2004-C12 Class D, 5.3075% 7/15/41 (i)		280,000	291,365
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	270,972
Class C, 5.21% 8/15/41		170,000	177,955
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (f)(i)		500,000	492,420
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	2,009,014
Series 2005-C22:
Class B, 5.3875% 12/15/44 (i)		4,218,000	2,890,342
Class F, 5.3875% 12/15/44 (f)(i)		3,171,000	882,172
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)		7,870,000	8,805,822
Series 2007-C30 Class XP, 0.4747% 12/15/43 (f)(i)(k)		15,928,716	82,111
Series 2007-C31 Class C, 5.6823% 4/15/47 (i)		522,000	302,827
Series 2007-C32:
Class D, 5.7388% 6/15/49 (i)		1,431,000	383,514
Class E, 5.7388% 6/15/49 (i)		2,252,000	559,701
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (f)(i)(k)		20,614,217	826,280
Series 2012-LC5:
Class C, 4.693% 10/15/45 (i)		569,000	610,012
Class D, 4.7802% 10/15/45 (f)		1,621,000	1,544,163
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	403,959
Class D, 5.5486% 3/15/44 (f)(i)		230,000	239,178
Class E, 5% 3/15/44 (f)		590,000	505,835
Series 2011-C4 Class E, 5.4179% 6/15/44 (f)		320,000	325,805
Series 2011-C5:
Class C, 5.6365% 11/15/44 (f)(i)		260,000	297,355
Class D, 5.6365% 11/15/44 (f)(i)		600,000	647,628
Class XA, 2.0644% 11/15/44 (f)(i)(k)		5,163,290	615,903
Series 2012-C6 Class D, 5.5635% 4/15/45 (f)(i)		540,000	550,574
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2012-C7:
Class C, 4.85% 6/15/45 (i)		$ 1,270,000	$ 1,389,497
Class E, 4.8512% 6/15/45 (f)		890,000	865,573
Series 2012-C8 Class D, 4.8802% 8/15/45 (f)(i)		650,000	662,412
Series 2013-C11:
Class D, 4.1856% 3/15/45 (f)(i)		350,000	335,070
Class E, 4.1856% 3/15/45 (f)(i)		1,750,000	1,350,300
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (f)		1,500,000	1,541,019
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4618% 12/15/45 (f)(i)		380,000	351,645
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $656,145,783)			774,529,472
Municipal Securities - 1.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)		3,300,000	3,429,888
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,724,575
7.3% 10/1/39		2,150,000	3,003,486
7.5% 4/1/34		14,555,000	20,319,653
7.55% 4/1/39		17,880,000	26,002,169
7.6% 11/1/40		32,540,000	48,031,318
7.625% 3/1/40		5,410,000	7,891,567
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		11,325,000	14,733,146
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		41,035,000	40,451,893
Series 2010, 4.421% 1/1/15		6,825,000	7,194,574
Series 2010-1, 6.63% 2/1/35		11,945,000	13,556,022
Series 2010-3:
6.725% 4/1/35		17,810,000	20,409,013
7.35% 7/1/35		8,165,000	9,884,386
Series 2011:
5.665% 3/1/18		4,730,000	5,408,992
5.877% 3/1/19		9,215,000	10,583,796
TOTAL MUNICIPAL SECURITIES (Cost $222,569,517)			234,624,478
Foreign Government and Government Agency Obligations - 1.9%
		Principal Amount (d)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 3,072,773	$ 1,674,662
2.5% 12/31/38 (e)		1,765,000	555,975
7% 9/12/13		10,400,000	10,137,111
7% 10/3/15		5,400,000	4,351,500
Aruba Government 4.625% 9/14/23 (f)		760,000	784,320
Bahamian Republic 6.95% 11/20/29 (f)		855,000	1,034,550
Barbados Government 7% 8/4/22 (f)		400,000	420,000
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,635,000	3,766,769
8.95% 1/26/18		1,235,000	1,315,275
Bermuda Government 4.138% 1/3/23 (f)		670,000	703,500
Brazilian Federative Republic:
5.625% 1/7/41		305,000	366,000
7.125% 1/20/37		1,215,000	1,719,225
8.25% 1/20/34		935,000	1,453,925
10.125% 5/15/27		545,000	952,388
12.25% 3/6/30		895,000	1,745,250
City of Buenos Aires 12.5% 4/6/15 (f)		2,755,000	2,562,150
Colombian Republic:
6.125% 1/18/41		1,735,000	2,216,463
7.375% 9/18/37		1,680,000	2,419,200
10.375% 1/28/33		1,820,000	3,153,150
11.75% 2/25/20		775,000	1,218,688
Congo Republic 3% 6/30/29 (e)		2,840,310	2,655,690
Costa Rican Republic 4.25% 1/26/23 (f)		1,150,000	1,170,125
Croatia Republic:
6.25% 4/27/17 (f)		2,210,000	2,381,275
6.375% 3/24/21 (f)		1,750,000	1,914,150
6.625% 7/14/20 (f)		1,820,000	2,013,466
6.75% 11/5/19 (f)		2,050,000	2,275,500
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		975,000	1,011,563
6.25% 10/4/20 (f)		1,910,000	2,034,150
6.25% 7/27/21 (f)		1,410,000	1,498,125
7.4% 1/22/15 (f)		1,235,000	1,318,363
Dominican Republic:
1.3405% 8/30/24 (i)		1,350,000	1,255,500
7.5% 5/6/21 (f)		2,030,000	2,293,900
9.04% 1/23/18 (f)		1,185,880	1,328,186
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	794,138
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
El Salvador Republic: - continued
7.65% 6/15/35 (Reg. S)		$ 1,165,000	$ 1,363,050
8.25% 4/10/32 (Reg. S)		575,000	713,000
Gabonese Republic 8.2% 12/12/17 (f)		935,000	1,126,675
Georgia Republic:
6.875% 4/12/21 (f)		1,120,000	1,293,600
7.5% 4/15/13		305,000	305,763
Ghana Republic 8.5% 10/4/17 (f)		1,025,000	1,173,625
Guatemalan Republic:
4.875% 2/13/28 (f)		615,000	604,238
5.75% 6/6/22 (f)		935,000	1,037,850
Hungarian Republic:
4.125% 2/19/18		596,000	587,805
4.75% 2/3/15		6,350,000	6,508,750
7.625% 3/29/41		2,670,000	3,003,750
Indonesian Republic:
4.875% 5/5/21 (f)		1,260,000	1,400,238
5.25% 1/17/42 (f)		1,175,000	1,273,465
5.875% 3/13/20 (f)		1,260,000	1,474,200
6.625% 2/17/37 (f)		950,000	1,189,875
6.875% 1/17/18 (f)		905,000	1,076,950
7.75% 1/17/38 (f)		1,450,000	2,035,510
8.5% 10/12/35 (Reg. S)		1,435,000	2,134,563
11.625% 3/4/19 (f)		1,535,000	2,244,938
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,310,000	2,962,450
Ivory Coast 7.0996% 12/31/32 (e)		750,000	682,500
Jordanian Kingdom 3.875% 11/12/15		820,000	799,500
Latvian Republic:
2.75% 1/12/20 (f)		1,400,000	1,372,000
5.25% 2/22/17 (f)		850,000	943,500
5.25% 6/16/21 (f)		825,000	940,500
Lebanese Republic:
4% 12/31/17		3,742,500	3,733,144
4.75% 11/2/16		1,385,000	1,391,925
5.15% 11/12/18		790,000	790,000
5.45% 11/28/19		1,400,000	1,400,000
6.375% 3/9/20		1,180,000	1,233,100
Lithuanian Republic:
6.125% 3/9/21 (f)		1,960,000	2,352,000
6.625% 2/1/22 (f)		1,940,000	2,401,332
7.375% 2/11/20 (f)		2,455,000	3,108,644
Mongolian People's Republic 5.125% 12/5/22 (f)		600,000	565,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Moroccan Kingdom 4.25% 12/11/22 (f)		$ 1,350,000	$ 1,382,063
Panamanian Republic 8.875% 9/30/27		1,035,000	1,593,900
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,364,080
5.625% 11/18/50		1,035,000	1,252,350
7.35% 7/21/25		1,100,000	1,551,000
8.75% 11/21/33		2,465,000	4,091,900
Philippine Republic:
7.5% 9/25/24		290,000	398,025
7.75% 1/14/31		1,655,000	2,422,589
9.5% 2/2/30		1,655,000	2,737,039
9.875% 1/15/19		235,000	333,418
10.625% 3/16/25		1,210,000	2,032,800
Plurinational State of Bolivia 4.875% 10/29/22 (f)		1,190,000	1,175,125
Polish Government:
3% 3/17/23		675,000	656,438
5% 3/23/22		1,805,000	2,066,725
6.375% 7/15/19		2,200,000	2,711,500
Provincia de Cordoba 12.375% 8/17/17 (f)		1,775,000	1,349,000
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,750,000	1,907,500
Republic of Iceland 5.875% 5/11/22 (f)		1,630,000	1,850,050
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,750,000	4,346,250
Republic of Namibia 5.5% 11/3/21 (f)		740,000	810,818
Republic of Nigeria 6.75% 1/28/21 (f)		1,155,000	1,332,639
Republic of Paraguay 4.625% 1/25/23 (f)		425,000	425,850
Republic of Senegal 8.75% 5/13/21 (f)		500,000	587,500
Republic of Serbia:
4.875% 2/25/20 (f)		390,000	380,250
5.25% 11/21/17 (f)		965,000	993,950
6.75% 11/1/24 (f)		6,644,001	6,668,916
Republic of Zambia 5.375% 9/20/22 (f)		1,000,000	998,500
Romanian Republic:
4.375% 8/22/23 (f)		596,000	590,040
6.75% 2/7/22 (f)		2,872,000	3,417,680
Russian Federation:
5.625% 4/4/42 (f)		600,000	696,780
7.5% 3/31/30 (Reg. S)		4,376,425	5,448,649
11% 7/24/18 (Reg. S)		385,000	556,325
12.75% 6/24/28 (Reg. S)		2,695,000	5,268,725
Slovakia Republic 4.375% 5/21/22 (f)		1,565,000	1,662,813
State of Qatar 5.75% 1/20/42 (f)		745,000	908,006
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		$ 355,000	$ 380,383
Turkish Republic:
5.125% 3/25/22		515,000	578,088
5.625% 3/30/21		815,000	945,400
6% 1/14/41		1,020,000	1,185,750
6.25% 9/26/22		680,000	824,500
6.75% 4/3/18		1,145,000	1,369,706
6.75% 5/30/40		1,115,000	1,418,838
6.875% 3/17/36		1,795,000	2,288,625
7% 9/26/16		1,010,000	1,174,125
7% 3/11/19		335,000	410,794
7.25% 3/15/15		520,000	576,550
7.25% 3/5/38		1,150,000	1,538,125
7.375% 2/5/25		1,825,000	2,395,313
7.5% 7/14/17		1,010,000	1,217,050
7.5% 11/7/19		745,000	943,356
8% 2/14/34		490,000	693,350
11.875% 1/15/30		650,000	1,215,500
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		1,690,000	1,749,150
Ukraine Government:
6.25% 6/17/16 (f)		1,155,000	1,155,000
6.75% 11/14/17 (f)		770,000	783,475
7.65% 6/11/13 (f)		1,840,000	1,856,192
7.75% 9/23/20 (f)		1,180,000	1,255,284
7.8% 11/28/22 (f)		800,000	834,000
7.95% 6/4/14 (f)		890,000	908,913
7.95% 2/23/21 (f)		1,425,000	1,531,875
9.25% 7/24/17 (f)		2,150,000	2,386,500
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	682,613
United Mexican States:
4.75% 3/8/44		13,768,000	14,442,632
5.75% 10/12/2110		326,000	361,045
6.05% 1/11/40		1,116,000	1,397,790
6.75% 9/27/34		800,000	1,072,000
7.5% 4/8/33		360,000	518,400
8.3% 8/15/31		420,000	642,600
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,795,000	4,063,931
Venezuelan Republic:
6% 12/9/20		480,000	412,800
7% 3/31/38		565,000	466,125
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
8.5% 10/8/14		$ 925,000	$ 948,125
9% 5/7/23 (Reg. S)		1,865,000	1,853,810
9.25% 9/15/27		1,050,000	1,071,000
9.25% 5/7/28 (Reg. S)		790,000	795,925
9.375% 1/13/34		585,000	589,388
10.75% 9/19/13		1,070,000	1,099,425
11.75% 10/21/26 (Reg. S)		1,200,000	1,374,000
11.95% 8/5/31 (Reg. S)		1,825,000	2,121,563
12.75% 8/23/22		3,480,000	4,184,700
13.625% 8/15/18		1,318,000	1,568,420
Vietnamese Socialist Republic:
1.5032% 3/12/16 (i)		897,826	817,022
4% 3/12/28 (e)		4,595,000	3,721,950
6.875% 1/15/16 (f)		1,760,000	1,931,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $236,035,103)			265,440,071
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Emerald Plantation Holdings Ltd. (a)	211,773	2
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(f)	1	863,100
TOTAL COMMON STOCKS (Cost $1,258,927)		863,102
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	3,345,777
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	$ 244,125
TOTAL CONVERTIBLE PREFERRED STOCKS		3,589,902
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.95%	26,453	661,590
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	401,850
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	702,420
Series D, 7.50%	5,942	148,966
CBL & Associates Properties, Inc.:
7.375%	7,720	196,706
Series E, 6.625%	25,000	638,500
Cedar Shopping Centers, Inc.:
8.875%	1,115	27,975
Series B, 7.25%	10,000	249,900
Corporate Office Properties Trust:
Series H, 7.50%	5,000	127,250
Series L, 7.375%	12,221	326,423
Digital Realty Trust, Inc. Series E, 7.00%	10,000	270,200
Equity Lifestyle Properties, Inc. Series C, 6.75%	15,100	397,734
Essex Property Trust, Inc. Series H, 7.125%	9,354	251,623
First Potomac Realty Trust 7.75%	15,000	387,300
Hersha Hospitality Trust Series B, 8.00%	13,844	363,267
Hospitality Properties Trust Series D, 7.125%	10,000	271,400
LaSalle Hotel Properties Series H, 7.50%	10,000	260,400
PS Business Parks, Inc.:
6.875%	10,000	266,500
Series S, 6.45%	21,000	559,650
Public Storage:
Series P, 6.50%	12,000	323,280
Series R, 6.35%	10,500	283,290
Series S, 5.90%	20,000	530,800
Realty Income Corp. Series F, 6.625%	12,000	319,920
Regency Centers Corp. Series 6, 6.625%	5,510	145,629
Retail Properties America, Inc. 7.00%	24,109	613,574
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc. Series A, 9.00%	20,000	$ 546,200
Sun Communities, Inc. Series A, 7.125%	14,801	377,426
Taubman Centers, Inc. Series J, 6.50%	11,338	294,788
		9,282,971
TOTAL FINANCIALS		9,944,561
TOTAL PREFERRED STOCKS (Cost $13,556,619)		13,534,463
Floating Rate Loans - 0.5%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1377% 12/27/14 (i)	$ 2,359,924	2,194,729
Tranche C, term loan 2.139% 12/27/15 (i)	1,595,162	1,483,501
		3,678,230
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL 9.625% 12/1/19	1,000,000	1,050,000
Hilton Hotels Corp. term loan 4.452% 11/12/15 (i)	10,000,000	9,837,500
La Quinta:
Tranche A, term loan 1.6% 7/6/14 (i)	266,005	292,605
Tranche B, term loan 1.6% 7/6/14 (i)	199,504	219,454
Tranche D, term loan 2.353% 7/6/14 (i)	650,000	695,500
		12,095,059
Media - 0.1%
Harron Communications LP Tranche B, term loan 5% 10/6/17 (i)	1,868,088	1,891,439
RCN Telecom Services, LLC Tranche B, term loan 5.25% 2/28/20 (i)	1,000,000	1,002,920
Univision Communications, Inc. term loan 4.4537% 3/31/17 (i)	2,107,106	2,109,739
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (i)	1,375,000	1,388,750
		6,392,848
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (i)	$ 1,738,747	$ 1,751,788
TOTAL CONSUMER DISCRETIONARY		23,917,925
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	2,205,000	2,251,967
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (i)	1,184,117	1,213,720
		3,465,687
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (i)	755,000	768,213
Tranche B 1LN, term loan 5.5% 11/16/19 (i)	1,405,000	1,419,050
		2,187,263
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/2017	1,250,000	1,325,000
Insurance - 0.1%
Asurion Corp. Tranche B-1 1LN, term loan 4.75% 7/23/17 (i)	765,313	769,139
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (i)	2,305,000	2,313,759
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (i)	1,925,000	2,069,375
		5,152,273
Real Estate Management & Development - 0.0%
CityCenter term loan 8.75% 7/1/13 (i)	521,219	521,219
EOP Operating LP term loan:
5% 2/1/14 (i)	1,000,000	998,200
5.25% 2/1/14 (i)	1,200,000	1,197,840
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (i)	1,208,900	1,094,642
		3,811,901
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (i)	$ 45,000	$ 45,563
TOTAL FINANCIALS		12,522,000
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
4.25% 4/20/17 (i)	2,753,075	2,773,723
5.25% 10/18/18 (i)	2,340,000	2,366,325
Tranche B 2LN, term loan 4.25% 4/18/16 (i)	585,000	589,388
US Airways Group, Inc. term loan 2.7037% 3/23/14 (i)	5,680,765	5,673,664
		11,403,100
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	536,620	512,472
TOTAL INDUSTRIALS		11,915,572
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Go Daddy Operating Co., LLC Tranche B, term loan 4.25% 12/17/18 (i)	1,685,000	1,682,894
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (i)	2,096,368	2,093,747
		3,776,641
IT Services - 0.1%
First Data Corp. term loan 4.2017% 3/24/18 (i)	4,645,000	4,598,550
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (i)	1,615,000	1,635,188
		6,233,738
TOTAL INFORMATION TECHNOLOGY		10,010,379
MATERIALS - 0.0%
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (i)	2,087,721	2,092,940
Floating Rate Loans - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 3.2017% 2/1/14 (i)	$ 2,425,000	$ 2,418,938
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 5.5% 6/1/18 (i)	1,295,000	1,301,475
TOTAL FLOATING RATE LOANS (Cost $65,828,179)		67,644,916
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (i)	1,306,197	1,240,887
Goldman Sachs 1.25% 12/14/19 (i)	1,119,444	1,063,472
1.25% 12/14/19 (i)	355,323	337,557
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,425,313)		2,641,916
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,407,800)	2,243,000	2,694,426
Fixed-Income Funds - 24.2%
	Shares
Fidelity Floating Rate Central Fund (j)	3,775,092	401,178,979
Fidelity Mortgage Backed Securities Central Fund (j)	27,039,511	2,949,740,202
TOTAL FIXED-INCOME FUNDS (Cost $3,094,980,661)		3,350,919,181
Preferred Securities - 0.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 565,000	608,474
Preferred Securities - continued
	Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	$ 500,000	$ 545,281
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	1,480,000	1,525,469
TOTAL PREFERRED SECURITIES (Cost $2,569,833)		2,679,224
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $227,675,662)	227,675,662	227,675,662
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $13,162,170,889)		13,977,067,774
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(142,630,461)
NET ASSETS - 100%		$ 13,834,437,313
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
3% 3/1/43	$ (4,600,000)	(4,762,887)
3% 3/1/43	(700,000)	(724,787)
3% 3/1/43	(700,000)	(724,787)
3% 3/1/43	(3,200,000)	(3,313,313)
3% 3/1/43	(3,200,000)	(3,313,313)
3% 3/1/43	(6,400,000)	(6,626,626)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Fannie Mae - continued
3.5% 3/1/43	$ (1,800,000)	$ (1,903,500)
3.5% 3/1/43	(2,900,000)	(3,066,750)
3.5% 3/1/43	(1,000,000)	(1,057,500)
3.5% 3/1/43	(1,800,000)	(1,903,500)
3.5% 3/1/43	(3,900,000)	(4,124,250)
3.5% 3/1/43	(8,200,000)	(8,671,500)
3.5% 3/1/43	(300,000)	(317,250)
3.5% 3/1/43	(12,700,000)	(13,430,250)
3.5% 3/1/43	(5,900,000)	(6,239,250)
3.5% 3/1/43	(300,000)	(317,250)
3.5% 3/1/43	(8,200,000)	(8,671,500)
4% 3/1/43	(13,400,000)	(14,285,665)
4% 3/1/43	(9,700,000)	(10,341,116)
4% 3/1/43	(3,900,000)	(4,157,768)
4.5% 3/1/43	(10,700,000)	(11,519,634)
5.5% 3/1/43	(11,400,000)	(12,421,361)
TOTAL FANNIE MAE		(121,893,757)
Freddie Mac
3% 3/1/43	(2,800,000)	(2,885,368)
3.5% 3/1/43	(4,800,000)	(5,054,250)
TOTAL FREDDIE MAC		(7,939,618)
Ginnie Mae
3.5% 3/1/43	(22,000,000)	(23,564,064)
3.5% 3/1/43	(197,000,000)	(211,005,478)
3.5% 3/1/43	(21,575,000)	(23,108,849)
TOTAL GINNIE MAE		(257,678,391)
TOTAL TBA SALE COMMITMENTS (Proceeds $385,886,648)		$ (387,511,766)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 22,651	$ (12,974)	$ -	$ (12,974)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,004,507,555 or 7.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $985,454 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 404,538
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 2/28/13	$ 489,188
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 675,706
Fidelity Floating Rate Central Fund	10,351,507
Fidelity Mortgage Backed Securities Central Fund	30,489,185
Total	$ 41,516,398
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 455,557,522	$ 10,351,500	$ 74,964,151	$ 401,178,979	30.3%
Fidelity Mortgage Backed Securities Central Fund	3,365,808,163	30,489,185	425,063,759	2,949,740,202	19.6%
Total	$ 3,821,365,685	$ 40,840,685	$ 500,027,910	$ 3,350,919,181
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,345,777	$ 3,345,777	$ -	$ -
Financials	10,188,688	9,944,561	244,125	2
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,747,798,012	-	3,745,878,898	1,919,114
U.S. Government and Government Agency Obligations	3,935,674,448	-	3,935,674,448	-
U.S. Government Agency - Mortgage Securities	1,191,067,273	-	1,191,067,273	-
Asset-Backed Securities	95,863,130	-	84,858,759	11,004,371
Collateralized Mortgage Obligations	63,418,000	-	63,149,910	268,090
Commercial Mortgage Securities	774,529,472	-	769,624,591	4,904,881
Municipal Securities	234,624,478	-	234,624,478	-
Foreign Government and Government Agency Obligations	265,440,071	-	264,075,991	1,364,080
Floating Rate Loans	67,644,916	-	61,345,098	6,299,818
Sovereign Loan Participations	2,641,916	-	-	2,641,916
Bank Notes	2,694,426	-	2,694,426	-
Fixed-Income Funds	3,350,919,181	3,350,919,181	-	-
Preferred Securities	2,679,224	-	2,679,224	-
Money Market Funds	227,675,662	227,675,662	-	-
Total Investments in Securities:	$ 13,977,067,774	$ 3,591,885,181	$ 10,355,917,221	$ 29,265,372
Derivative Instruments:
Liabilities
Swap Agreements	$ (12,974)	$ -	$ (12,974)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (387,511,766)	$ -	$ (387,511,766)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (12,974)
Total Value of Derivatives	$ -	$ (12,974)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,839,514,566)	$ 10,398,472,931
Fidelity Central Funds (cost $3,322,656,323)	3,578,594,843
Total Investments (cost $13,162,170,889)		$ 13,977,067,774
Cash		3,160,654
Receivable for investments sold, regular delivery		84,202,082
Receivable for TBA sale commitments		385,886,648
Receivable for swap agreements		66
Receivable for fund shares sold		33,019,650
Dividends receivable		65,153
Interest receivable		72,584,282
Distributions receivable from Fidelity Central Funds		55,898
Receivable from investment adviser for expense reductions		8,298
Other receivables		63,849
Total assets		14,556,114,354

Liabilities
Payable for investments purchased Regular delivery	$ 122,832,020
Delayed delivery	186,627,126
TBA sale commitments, at value	387,511,766
Payable for fund shares redeemed	17,140,122
Distributions payable	2,015,190
Swap agreements, at value	12,974
Accrued management fee	3,606,435
Distribution and service plan fees payable	237,400
Other affiliated payables	1,630,161
Other payables and accrued expenses	63,847
Total liabilities		721,677,041

Net Assets		$ 13,834,437,313
Net Assets consist of:
Paid in capital		$ 13,172,058,429
Undistributed net investment income		37,800,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(188,680,700)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		813,258,622
Net Assets		$ 13,834,437,313

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($586,684,207 ÷ 53,732,531 shares)	$ 10.92

Maximum offering price per share (100/96.00 of $10.92)	$ 11.37
Class T: Net Asset Value and redemption price per share ($58,353,159 ÷ 5,352,910 shares)	$ 10.90

Maximum offering price per share (100/96.00 of $10.90)	$ 11.35
Class B: Net Asset Value and offering price per share ($10,191,120 ÷ 933,107 shares)A	$ 10.92

Class C: Net Asset Value and offering price per share ($109,443,699 ÷ 10,024,542 shares)A	$ 10.92

Total Bond: Net Asset Value, offering price and redemption price per share ($12,844,442,112 ÷ 1,176,568,126 shares)	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($225,323,016 ÷ 20,669,339 shares)	$ 10.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2013

Investment Income
Dividends		$ 492,980
Interest		180,850,259
Income from Fidelity Central Funds		41,516,398
Total income		222,859,637

Expenses
Management fee	$ 22,768,592
Transfer agent fees	7,744,561
Distribution and service plan fees	1,486,582
Fund wide operations fee	2,544,721
Independent trustees' compensation	27,560
Interest	2,018
Miscellaneous	18,218
Total expenses before reductions	34,592,252
Expense reductions	(13,515)	34,578,737
Net investment income (loss)		188,280,900
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	153,128,759
Fidelity Central Funds	7,192,016
Foreign currency transactions	(43)
Swap agreements	(16,364)
Total net realized gain (loss)		160,304,368
Change in net unrealized appreciation (depreciation) on: Investment securities	(183,699,377)
Assets and liabilities in foreign currencies	(173)
Swap agreements	22,204
Delayed delivery commitments	(487,534)
Total change in net unrealized appreciation (depreciation)		(184,164,880)
Net gain (loss)		(23,860,512)
Net increase (decrease) in net assets resulting from operations		$ 164,420,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 188,280,900	$ 466,524,668
Net realized gain (loss)	160,304,368	403,365,138
Change in net unrealized appreciation (depreciation)	(184,164,880)	168,945,852
Net increase (decrease) in net assets resulting from operations	164,420,388	1,038,835,658
Distributions to shareholders from net investment income	(183,126,928)	(476,613,394)
Distributions to shareholders from net realized gain	(483,153,400)	(215,970,794)
Total distributions	(666,280,328)	(692,584,188)
Share transactions - net increase (decrease)	(1,040,886,256)	1,722,265,752
Total increase (decrease) in net assets	(1,542,746,196)	2,068,517,222

Net Assets
Beginning of period	15,377,183,509	13,308,666,287
End of period (including undistributed net investment income of $37,800,962 and undistributed net investment income of $32,646,990, respectively)	$ 13,834,437,313	$ 15,377,183,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.126	.322	.381	.428	.494	.488
Net realized and unrealized gain (loss)	(.019)	.438	.187	.778	.231	(.189)
Total from investment operations	.107	.760	.568	1.206	.725	.299
Distributions from net investment income	(.122)	(.335)	(.367)	(.402)	(.447)	(.474)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.477)	(.510)	(.578)	(.436)	(.515)	(.499)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return B, C, D	.96%	7.11%	5.35%	11.97%	7.79%	2.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.82%	.83%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.81% A	.82%	.83%	.82%	.80%	.80%
Expenses net of all reductions	.81% A	.82%	.83%	.82%	.80%	.80%
Net investment income (loss)	2.29% A	2.92%	3.50%	4.00%	5.17%	4.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 586,684	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) E	.128	.328	.386	.426	.488	.489
Net realized and unrealized gain (loss)	(.029)	.433	.186	.778	.233	(.191)
Total from investment operations	.099	.761	.572	1.204	.721	.298
Distributions from net investment income	(.124)	(.336)	(.371)	(.400)	(.443)	(.473)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.479)	(.511)	(.582)	(.434)	(.511)	(.498)
Net asset value, end of period	$ 10.90	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Total Return B, C, D	.89%	7.14%	5.39%	11.97%	7.74%	2.92%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.77%	.80%	.82%	.85%	.81%
Expenses net of fee waivers, if any	.77% A	.77%	.80%	.82%	.85%	.81%
Expenses net of all reductions	.77% A	.77%	.80%	.82%	.85%	.80%
Net investment income (loss)	2.34% A	2.97%	3.54%	4.01%	5.12%	4.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,353	$ 59,896	$ 60,500	$ 71,349	$ 48,090	$ 38,574
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.089	.247	.307	.351	.423	.413
Net realized and unrealized gain (loss)	(.019)	.434	.177	.787	.233	(.190)
Total from investment operations	.070	.681	.484	1.138	.656	.223
Distributions from net investment income	(.085)	(.256)	(.293)	(.324)	(.378)	(.398)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.440)	(.431)	(.504)	(.358)	(.446)	(.423)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Total Return B, C, D	.62%	6.36%	4.54%	11.26%	7.01%	2.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.48% A	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of all reductions	1.48% A	1.50%	1.52%	1.53%	1.53%	1.54%
Net investment income (loss)	1.62% A	2.24%	2.82%	3.29%	4.44%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,191	$ 11,515	$ 9,225	$ 13,017	$ 9,054	$ 9,645
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.087	.246	.308	.354	.425	.413
Net realized and unrealized gain (loss)	(.019)	.434	.187	.778	.232	(.189)
Total from investment operations	.068	.680	.495	1.132	.657	.224
Distributions from net investment income	(.083)	(.255)	(.294)	(.328)	(.379)	(.399)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.438)	(.430)	(.505)	(.362)	(.447)	(.424)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return B, C, D	.61%	6.34%	4.65%	11.20%	7.02%	2.18%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.52% A	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.52% A	1.51%	1.51%	1.50%	1.52%	1.53%
Net investment income (loss)	1.59% A	2.23%	2.83%	3.32%	4.45%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,444	$ 102,385	$ 63,867	$ 91,439	$ 55,958	$ 28,786
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.145	.363	.423	.466	.527	.524
Net realized and unrealized gain (loss)	(.019)	.434	.187	.778	.232	(.189)
Total from investment operations	.126	.797	.610	1.244	.759	.335
Distributions from net investment income	(.141)	(.372)	(.409)	(.440)	(.481)	(.510)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.496)	(.547)	(.620)	(.474)	(.549)	(.535)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return B, C	1.14%	7.48%	5.76%	12.37%	8.17%	3.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.65% A	3.29%	3.89%	4.37%	5.52%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,844,442	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432
Portfolio turnover rate F	192% A	155%	168% H	130%	104% H	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

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See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.143	.353	.413	.458	.518	.516
Net realized and unrealized gain (loss)	(.019)	.435	.178	.788	.224	(.186)
Total from investment operations	.124	.788	.591	1.246	.742	.330
Distributions from net investment income	(.139)	(.363)	(.400)	(.432)	(.474)	(.505)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.494)	(.538)	(.611)	(.466)	(.542)	(.530)
Net asset value, end of period	$ 10.90	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Total Return B, C	1.12%	7.40%	5.58%	12.41%	7.99%	3.24%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.53%	.54%	.52%	.53%	.51%
Expenses net of fee waivers, if any	.51% A	.53%	.54%	.52%	.53%	.51%
Expenses net of all reductions	.51% A	.53%	.54%	.52%	.53%	.51%
Net investment income (loss)	2.59% A	3.20%	3.80%	4.30%	5.45%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,323	$ 596,238	$ 531,451	$ 509,388	$ 884,991	$ 947,791
Portfolio turnover rate F	192% A	155%	168% H	130%	104% H	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Fidelity® Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

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2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For

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3. Significant Accounting Policies - continued

Investment Valuation - continued

foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 810,683,948
Gross unrealized depreciation	(64,378,011)
Net unrealized appreciation (depreciation) on securities and other investments	$ 746,305,937

Tax cost	$ 13,230,761,837

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments."

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation

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Risk Exposures and the Use of Derivative Instruments - continued

and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (16,364)	$ 22,204

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

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4. Derivative Instruments - continued

Swap Agreements - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,437,207,890 and $1,597,507,984, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 811,328	$ 17,485
Class T	-%	.25%	73,433	21
Class B	.65%	.25%	48,844	35,606
Class C	.75%	.25%	552,977	131,504
			$ 1,486,582	$ 184,616

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,556
Class T	8,573
Class B*	8,656
Class C*	8,992
$ 65,777

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 671,654.21
Class T	47,141.16
Class B	12,080.22
Class C	84,269.15
Total Bond	6,649,122.10
Institutional Class	280,295.16
	$ 7,744,561

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 151,851,000.48%		$ 2,018

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,218 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $49,928.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $229 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,988.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $8,298.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 7,153,568	$ 33,174,378
Class T	664,451	1,623,184
Class B	83,494	234,459
Class C	830,792	1,815,511
Total Bond	169,987,360	422,085,321
Institutional Class	4,407,263	17,680,541
Total	$ 183,126,928	$ 476,613,394
From net realized gain
Class A	$ 20,687,523	$ 20,453,255
Class T	1,928,191	936,741
Class B	349,359	146,504
Class C	3,423,874	1,103,220
Total Bond	440,267,458	184,845,293
Institutional Class	16,496,995	8,485,781
Total	$ 483,153,400	$ 215,970,794

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	12,576,926	55,687,021	$ 138,885,938	$ 616,317,251
Reinvestment of distributions	2,376,541	4,615,320	26,216,328	50,468,160
Shares redeemed	(18,265,580)	(114,257,352)	(200,452,397)	(1,261,967,797)
Net increase (decrease)	(3,312,113)	(53,955,011)	$ (35,350,131)	$ (595,182,386)
Class T
Shares sold	2,311,706	3,204,699	$ 25,520,601	$ 35,225,108
Reinvestment of distributions	219,938	211,056	2,422,538	2,311,967
Shares redeemed	(2,490,281)	(3,591,541)	(27,484,365)	(39,283,078)
Net increase (decrease)	41,363	(175,786)	$ 458,774	$ (1,746,003)
Class B
Shares sold	82,534	412,177	$ 915,725	$ 4,548,077
Reinvestment of distributions	31,162	27,801	343,801	304,772
Shares redeemed	(200,272)	(255,876)	(2,216,100)	(2,827,300)
Net increase (decrease)	(86,576)	184,102	$ (956,574)	$ 2,025,549
Class C
Shares sold	2,627,312	4,840,132	$ 29,051,912	$ 53,492,696
Reinvestment of distributions	341,750	232,155	3,767,132	2,545,589
Shares redeemed	(2,014,480)	(1,789,177)	(22,104,633)	(19,700,005)
Net increase (decrease)	954,582	3,283,110	$ 10,714,411	$ 36,338,280
Total Bond
Shares sold	202,456,792	465,601,300	$ 2,235,728,911	$ 5,136,671,142
Reinvestment of distributions	52,263,142	52,638,341	576,315,659	578,033,531
Shares redeemed	(315,173,681)	(315,889,184)	(3,472,867,212)	(3,486,452,105)
Net increase (decrease)	(60,453,747)	202,350,457	$ (660,822,642)	$ 2,228,252,568

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Institutional Class
Shares sold	5,282,684	20,638,230	$ 58,054,161	$ 227,773,701
Reinvestment of distributions	1,804,324	2,315,493	19,905,644	25,373,096
Shares redeemed	(39,311,628)	(18,279,211)	(432,889,899)	(200,569,053)
Net increase (decrease)	(32,224,620)	4,674,512	$ (354,930,094)	$ 52,577,744

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the agent banks, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2013

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATB-USAN-0413
1.804577.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Institutional Class

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® Total Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.81%
Actual		$ 1,000.00	$ 1,009.60	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class T	.77%
Actual		$ 1,000.00	$ 1,008.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class B	1.48%
Actual		$ 1,000.00	$ 1,006.20	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,017.46	$ 7.40
Class C	1.52%
Actual		$ 1,000.00	$ 1,006.10	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Total Bond	.45%
Actual		$ 1,000.00	$ 1,011.40	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,011.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations 55.9%	U.S. Government and U.S. Government Agency Obligations 59.2%
AAA 2.9%	AAA 4.2%
AA 2.5%	AA 2.0%
A 7.7%	A 5.5%
BBB 17.4%	BBB 14.0%
BB and Below 9.1%	BB and Below 8.2%
Not Rated 1.1%	Not Rated 0.6%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.3%	Short-Term Investments and Net Other Assets (Liabilities) 6.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	6.9	6.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	4.9	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013 *	As of August 31, 2012 **
Corporate Bonds 27.2%	Corporate Bonds 22.2%
U.S. Government and U.S. Government Agency Obligations 55.9%	U.S. Government and U.S. Government Agency Obligations 59.2%
Asset-Backed Securities 0.7%	Asset-Backed Securities 1.7%
CMOs and Other Mortgage Related Securities 6.1%	CMOs and Other Mortgage Related Securities 5.3%
Municipal Bonds 1.7%	Municipal Bonds 0.6%
Stocks 0.1%	Stocks 0.1%
Other Investments 5.0%	Other Investments 4.7%
Short-Term Investments and Net Other Assets (Liabilities) 3.3%	Short-Term Investments and Net Other Assets (Liabilities) 6.2%

* Foreign investments	5.7%	** Foreign investments	5.1%
* Futures and Swaps	(0.4)%	** Futures and Swaps	(0.3)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Corporate Bonds - 27.1%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		$ 2,900,000	$ 2,898,550
Nonconvertible Bonds - 27.1%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 6.25% 3/15/21		2,180,000	2,196,350
Continental Rubber of America Corp. 4.5% 9/15/19 (f)		1,230,000	1,245,375
Dana Holding Corp. 6.5% 2/15/19		2,080,000	2,236,000
Delphi Corp.:
5% 2/15/23		12,405,000	12,916,706
5.875% 5/15/19		1,685,000	1,802,950
JB Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	1,995,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		600,000	613,500
Tenneco, Inc. 6.875% 12/15/20		1,505,000	1,644,213
TRW Automotive, Inc. 4.5% 3/1/21 (f)		1,805,000	1,829,909
			26,480,003
Automobiles - 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		2,560,000	2,806,400
8.25% 6/15/21		4,035,000	4,458,675
			7,265,075
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc. 7.5% 4/15/21		4,270,000	4,568,900
FelCor Lodging LP:
5.625% 3/1/23 (f)		135,000	135,837
6.75% 6/1/19		475,000	510,328
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,847,550
MCE Finance Ltd. 5% 2/15/21 (f)		1,915,000	1,915,000
MGM Mirage, Inc.:
6.625% 12/15/21		1,405,000	1,450,663
7.5% 6/1/16		4,130,000	4,543,000
7.625% 1/15/17		2,355,000	2,596,388
8.625% 2/1/19		1,960,000	2,244,200
11.375% 3/1/18		1,845,000	2,315,475
NCL Corp. Ltd. 5% 2/15/18 (f)		2,890,000	2,875,550
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,429,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		$ 1,665,000	$ 1,694,138
7.25% 3/15/18		465,000	532,425
7.5% 10/15/27		1,885,000	2,139,475
yankee 7.25% 6/15/16		3,985,000	4,503,050
Times Square Hotel Trust 8.528% 8/1/26 (f)		832,294	1,119,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		1,535,000	1,604,075
7.75% 8/15/20		780,000	869,700
			40,895,066
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,689,213
4.375% 9/15/22		865,000	854,188
4.75% 2/15/23		560,000	557,200
Lennar Corp.:
4.125% 12/1/18 (f)		1,685,000	1,663,938
4.75% 11/15/22 (f)		1,400,000	1,354,500
6.95% 6/1/18		4,640,000	5,191,000
12.25% 6/1/17		1,135,000	1,512,388
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,305,525
7.875% 8/15/19		1,760,000	1,944,800
8.5% 5/15/18 (e)		1,915,000	2,015,538
9.875% 8/15/19		2,460,000	2,693,700
Standard Pacific Corp.:
8.375% 5/15/18		6,495,000	7,647,863
8.375% 1/15/21		880,000	1,042,800
10.75% 9/15/16		2,370,000	2,950,650
			35,423,303
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		1,130,000	1,127,175
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20		1,890,000	2,112,075
10.125% 7/1/20		785,000	916,488
			4,155,738
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (f)		$ 1,055,000	$ 1,055,000
Media - 1.8%
AMC Networks, Inc. 4.75% 12/15/22		1,135,000	1,126,488
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	678,771
Cablevision Systems Corp.:
5.875% 9/15/22		2,280,000	2,211,600
7.75% 4/15/18		1,275,000	1,402,500
8.625% 9/15/17		3,505,000	4,065,800
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		925,000	904,188
5.25% 3/15/21 (f)(h)		820,000	820,000
5.75% 9/1/23 (f)(h)		565,000	565,000
6.5% 4/30/21		6,485,000	6,906,525
7% 1/15/19		8,610,000	9,277,275
7.875% 4/30/18		865,000	923,388
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		1,585,000	1,636,513
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)		1,275,000	1,332,375
6.5% 11/15/22 (f)		1,525,000	1,605,063
Comcast Corp.:
4.65% 7/15/42		16,692,000	17,358,428
4.95% 6/15/16		2,344,000	2,645,363
5.15% 3/1/20		435,000	513,571
5.7% 5/15/18		14,629,000	17,607,625
6.4% 3/1/40		432,000	557,417
6.45% 3/15/37		2,196,000	2,818,617
COX Communications, Inc.:
3.25% 12/15/22 (f)		4,795,000	4,821,200
4.625% 6/1/13		4,467,000	4,512,787
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,572,345
6.35% 6/1/40		6,392,000	7,792,385
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		370,000	407,000
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,728,235
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC: - continued
5.15% 4/30/20		$ 11,614,000	$ 13,790,289
6.4% 4/30/40		18,278,000	23,497,356
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,403,526
News America, Inc.:
6.15% 3/1/37		4,759,000	5,663,876
6.15% 2/15/41		11,572,000	14,113,130
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)		1,100,000	1,086,250
7.75% 10/15/18		2,770,000	3,060,850
Quebecor Media, Inc.:
5.75% 1/15/23 (f)		2,505,000	2,567,625
7.75% 3/15/16		2,392,000	2,433,860
7.75% 3/15/16		1,345,000	1,368,538
Starz LLC/Starz Finance Corp. 5% 9/15/19 (f)		1,540,000	1,574,650
Time Warner Cable, Inc.:
4.5% 9/15/42		10,589,000	9,645,626
6.2% 7/1/13		2,898,000	2,948,999
6.75% 7/1/18		13,763,000	16,853,372
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,283,004
5.875% 11/15/16		368,000	429,167
6.2% 3/15/40		11,792,000	13,963,473
6.5% 11/15/36		9,243,000	11,145,792
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,566,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)		785,000	790,888
7.5% 3/15/19 (f)		660,000	719,400
Univision Communications, Inc.:
6.875% 5/15/19 (f)		2,680,000	2,867,600
8.5% 5/15/21 (f)		3,480,000	3,793,200
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		995,000	1,092,013
Viacom, Inc. 4.375% 3/15/43 (f)		2,063,000	1,922,435
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		1,400,000	1,463,000
			248,834,378
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Claire's Stores, Inc. 9% 3/15/19 (f)		$ 1,825,000	$ 2,016,625
J. Crew Group, Inc. 8.125% 3/1/19		2,604,000	2,792,790
Jaguar Land Rover PLC 5.625% 2/1/23 (f)		1,220,000	1,250,500
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)		3,100,000	3,421,470
			9,481,385
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,706,250
TOTAL CONSUMER DISCRETIONARY			376,296,198
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17		2,703,000	2,752,997
FBG Finance Ltd. 5.125% 6/15/15 (f)		3,662,000	4,002,335
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	357,079
6.375% 6/15/14		3,374,000	3,609,094
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,300,716
2.75% 4/1/23 (f)		7,651,000	7,457,047
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,920,747
			36,400,015
Food & Staples Retailing - 0.2%
ESAL GmbH 6.25% 2/5/23 (f)		1,090,000	1,079,100
Rite Aid Corp.:
9.25% 3/15/20		10,360,000	11,642,050
9.5% 6/15/17		4,960,000	5,208,000
Walgreen Co. 1.8% 9/15/17		5,971,000	6,057,257
			23,986,407
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (f)		635,000	707,231
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,665,115
3.2% 1/25/23		5,362,000	5,351,056
4.65% 1/25/43		5,972,000	5,994,628
Gruma SAB de CV 7.75% (Reg. S) (g)		1,385,000	1,398,850
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (f)		1,400,000	1,508,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20		$ 10,631,000	$ 12,680,997
6.125% 2/1/18		10,623,000	12,810,106
6.5% 8/11/17		10,238,000	12,391,737
6.5% 2/9/40		2,564,000	3,356,732
6.75% 2/19/14		540,000	570,639
MHP SA 10.25% 4/29/15 (f)		560,000	593,600
Post Holdings, Inc. 7.375% 2/15/22		1,445,000	1,560,600
			63,589,791
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,390,816
4.25% 8/9/42		9,573,000	9,145,355
9.7% 11/10/18		7,983,000	11,143,023
Philip Morris International, Inc. 4.875% 5/16/13		9,347,000	9,432,946
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,329,097
4.75% 11/1/42		11,385,000	11,143,126
6.75% 6/15/17		3,719,000	4,490,771
7.25% 6/15/37		5,056,000	6,613,733
			68,688,867
TOTAL CONSUMER STAPLES			192,665,080
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,300,950
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	11,999,913
5.35% 3/15/20 (f)		8,816,000	9,718,035
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,622,912
5% 10/1/21		7,366,000	8,223,204
6.5% 4/1/20		738,000	891,857
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		1,582,000	1,661,100
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,681,206
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc.:
2% 10/1/17		$ 1,803,000	$ 1,818,827
3.45% 10/1/22		3,267,000	3,315,525
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,502,550
Offshore Group Investment Ltd. 7.5% 11/1/19 (f)		1,450,000	1,489,875
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,402,600
Petroleum Geo-Services ASA 7.375% 12/15/18 (f)		2,245,000	2,469,500
Precision Drilling Corp.:
6.5% 12/15/21		170,000	180,200
6.625% 11/15/20		1,890,000	2,003,400
SESI LLC 7.125% 12/15/21		2,980,000	3,307,800
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,435,549
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,228,687
5.15% 3/15/13		2,840,000	2,843,167
			82,096,857
Oil, Gas & Consumable Fuels - 3.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		985,000	972,688
Afren PLC 11.5% 2/1/16 (f)		720,000	840,600
Alpha Natural Resources, Inc.:
6% 6/1/19		1,320,000	1,197,900
6.25% 6/1/21		130,000	115,375
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	557,695
6.375% 9/15/17		19,790,000	23,634,584
Antero Resources Finance Corp.:
6% 12/1/20 (f)		2,950,000	3,045,875
7.25% 8/1/19		1,080,000	1,161,000
9.375% 12/1/17		2,915,000	3,184,638
Apache Corp. 4.75% 4/15/43		9,180,000	9,513,179
Chesapeake Energy Corp.:
6.125% 2/15/21		6,045,000	6,407,700
6.875% 11/15/20		1,195,000	1,314,500
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	718,250
6.125% 7/15/22		1,240,000	1,323,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips:
4.6% 1/15/15		$ 10,000,000	$ 10,751,140
5.75% 2/1/19		2,930,000	3,586,821
CONSOL Energy, Inc. 8% 4/1/17		1,095,000	1,190,813
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		800,000	834,000
DCP Midstream Operating LP 2.5% 12/1/17		5,924,000	5,990,373
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,639,490
DTEK Finance BV 9.5% 4/28/15 (f)		600,000	618,000
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,660,781
6.45% 11/3/36 (f)		13,741,000	15,443,922
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,349,421
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,100,465
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,800,607
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	519,564
5.65% 4/1/13		697,000	699,318
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		1,245,000	1,344,600
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		3,015,000	3,429,563
Forest Oil Corp. 7.5% 9/15/20 (f)		2,050,000	2,198,625
Frontier Oil Corp. 6.875% 11/15/18		305,000	328,638
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		550,000	574,750
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	258,963
Indo Energy Finance II BV 6.375% 1/24/23 (f)		610,000	631,350
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		850,000	1,003,000
7% 5/5/20 (f)		1,385,000	1,677,651
9.125% 7/2/18 (f)		1,605,000	2,052,474
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		1,165,000	1,188,300
6.5% 5/15/19		3,790,000	3,913,175
8.625% 4/15/20		2,685,000	2,970,281
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,850,347
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	11,295,453
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		4,187,000	5,028,327
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Motiva Enterprises LLC: - continued
6.85% 1/15/40 (f)		$ 5,937,000	$ 8,000,404
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,997,550
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,399,625
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,225,503
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		1,480,000	1,546,600
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		1,255,000	1,138,913
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,351,000	1,553,650
Pan American Energy LLC 7.875% 5/7/21 (f)		1,155,000	1,045,275
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		1,310,000	1,424,625
Peabody Energy Corp. 6.25% 11/15/21		2,575,000	2,678,000
Pemex Project Funding Master Trust:
5.75% 3/1/18		515,000	593,538
6.625% 6/15/35		870,000	1,039,650
Petro-Canada 6.05% 5/15/18		3,850,000	4,651,666
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,654,574
5.375% 1/27/21		20,589,000	22,476,764
5.75% 1/20/20		6,930,000	7,692,750
6.875% 1/20/40		570,000	662,625
7.875% 3/15/19		10,517,000	12,874,859
8.375% 12/10/18		775,000	970,416
Petroleos de Venezuela SA:
4.9% 10/28/14		3,070,000	2,939,525
5.375% 4/12/27		985,000	716,588
5.5% 4/12/37		400,000	283,000
8.5% 11/2/17 (f)		7,550,000	7,493,375
9% 11/17/21 (Reg. S)		830,000	805,100
9.75% 5/17/35 (f)		1,065,000	1,051,688
12.75% 2/17/22 (f)		2,755,000	3,202,688
Petroleos Mexicanos:
3.5% 1/30/23 (f)		10,045,000	9,844,100
4.875% 1/24/22		12,142,000	13,337,987
5.5% 1/21/21		12,069,000	13,800,902
5.5% 6/27/44		13,862,000	14,173,895
6% 3/5/20		1,008,000	1,185,408
6.5% 6/2/41		14,180,000	16,696,950
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.625% (f)(g)		$ 2,730,000	$ 2,880,150
8% 5/3/19		420,000	537,600
Phillips 66:
4.3% 4/1/22		12,618,000	13,907,938
5.875% 5/1/42		10,804,000	12,853,638
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,501,775
3.95% 9/15/15		5,869,000	6,317,210
6.125% 1/15/17		6,185,000	7,236,574
PT Adaro Indonesia 7.625% 10/22/19 (f)		350,000	384,125
PT Pertamina Persero:
4.875% 5/3/22 (f)		845,000	893,588
5.25% 5/23/21 (f)		815,000	886,313
6% 5/3/42 (f)		845,000	883,025
6.5% 5/27/41 (f)		1,000,000	1,102,500
Samson Investment Co. 9.75% 2/15/20 (f)		2,855,000	3,026,300
Southeast Supply Header LLC 4.85% 8/15/14 (f)		367,000	381,078
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	361,574
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,874,199
4.6% 6/15/21		2,694,000	2,876,481
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		1,180,000	1,200,650
6.375% 8/1/22		560,000	610,400
6.875% 2/1/21		685,000	746,650
7.875% 10/15/18		2,205,000	2,414,475
Tesoro Corp. 4.25% 10/1/17		475,000	494,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		160,000	166,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		4,317,000	4,476,729
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,698,397
Williams Partners LP 4.125% 11/15/20		2,399,000	2,585,863
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,145,000	1,213,700
			431,587,421
TOTAL ENERGY			513,684,278
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - 10.7%
Capital Markets - 1.2%
BlackRock, Inc. 4.25% 5/24/21		$ 5,000,000	$ 5,617,080
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	19,473,478
5.625% 1/15/17		3,200,000	3,598,554
5.75% 1/24/22		9,087,000	10,663,813
5.95% 1/18/18		4,975,000	5,819,591
6.75% 10/1/37		9,643,000	10,936,203
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,552,074
7.125% 5/15/15		1,717,000	1,903,839
Merrill Lynch & Co., Inc. 6.11% 1/29/37		4,768,000	5,438,648
Morgan Stanley:
3.75% 2/25/23		20,136,000	20,346,582
4.75% 4/1/14		5,820,000	6,020,505
4.875% 11/1/22		14,724,000	15,548,470
5.625% 9/23/19		12,714,000	14,710,416
5.75% 1/25/21		13,447,000	15,592,778
6% 4/28/15		1,414,000	1,543,579
6.625% 4/1/18		16,118,000	19,182,677
			161,948,287
Commercial Banks - 1.7%
Access Finance BV 7.25% 7/25/17 (f)		670,000	710,200
Akbank T.A.S.:
3.875% 10/24/17 (f)		585,000	598,163
5.125% 7/22/15 (f)		615,000	646,519
Banco de Bogota SA 5.375% 2/19/23 (f)		390,000	406,185
Bank of America NA 5.3% 3/15/17		3,467,000	3,886,330
BBVA Paraguay SA 9.75% 2/11/16 (f)		995,000	1,084,550
CIT Group, Inc.:
4.25% 8/15/17		1,705,000	1,764,675
5.25% 3/15/18		1,485,000	1,596,375
5.375% 5/15/20		1,425,000	1,553,250
5.5% 2/15/19 (f)		2,705,000	2,941,688
Credit Suisse 6% 2/15/18		18,058,000	20,835,700
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		945,000	930,825
Development Bank of Philippines 8.375% (g)(i)		1,655,000	1,812,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
7% 4/15/20		$ 2,030,000	$ 2,520,850
8.7% 11/18/19		2,958,000	3,957,834
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		420,000	436,800
Fifth Third Bancorp:
4.5% 6/1/18		798,000	888,370
8.25% 3/1/38		4,667,000	6,515,557
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,421,570
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)		6,912,000	6,920,640
Finansbank A/S 5.15% 11/1/17 (f)		1,395,000	1,443,825
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,200,000	1,263,000
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,724,287
HSBK (Europe) BV:
7.25% 5/3/17 (f)		1,235,000	1,356,833
9.25% 10/16/13 (f)		560,000	582,400
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,535,194
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,395,350
JSC Kazkommertsbank BV 8% 11/3/15 (f)		640,000	638,400
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		450,000	445,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		620,000	618,760
KeyBank NA:
5.45% 3/3/16		3,939,000	4,441,624
5.8% 7/1/14		9,490,000	10,126,029
6.95% 2/1/28		1,977,000	2,448,801
Magyar Export-Import Bank 5.5% 2/12/18 (f)		600,000	610,500
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,843,578
5% 1/17/17		14,669,000	16,126,482
Regions Bank:
6.45% 6/26/37		21,887,000	23,419,090
7.5% 5/15/18		14,215,000	17,342,300
Regions Financial Corp.:
5.75% 6/15/15		2,005,000	2,177,931
7.75% 11/10/14		6,404,000	7,060,410
Royal Bank of Scotland Group PLC 6.125% 12/15/22		24,107,000	25,298,633
RSHB Capital SA 6% 6/3/21 (f)(i)		355,000	371,437
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		$ 735,000	$ 643,125
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		565,000	581,950
UnionBanCal Corp. 5.25% 12/16/13		826,000	856,039
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,225,000	2,492,000
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		480,000	541,200
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,853,583
5.75% 6/15/17		2,933,000	3,451,678
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,255,095
3.676% 6/15/16		4,301,000	4,664,589
			230,037,929
Consumer Finance - 0.9%
Ally Financial, Inc.:
3.125% 1/15/16		2,115,000	2,141,438
4.625% 6/26/15		1,685,000	1,771,356
8% 3/15/20		760,000	932,900
Discover Financial Services:
3.85% 11/21/22 (f)		10,130,000	10,365,644
5.2% 4/27/22		12,545,000	14,196,850
6.45% 6/12/17		10,366,000	12,175,074
Ford Motor Credit Co. LLC:
5% 5/15/18		2,390,000	2,637,346
5.875% 8/2/21		1,020,000	1,163,353
12% 5/15/15		2,440,000	2,961,550
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,317,551
2.1% 12/11/19		3,502,000	3,568,836
2.25% 11/9/15		314,000	325,375
4.625% 1/7/21		5,706,000	6,453,903
5.625% 9/15/17		5,858,000	6,900,958
5.625% 5/1/18		25,000,000	29,648,100
GMAC LLC 8% 11/1/31		1,205,000	1,512,275
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC USA, Inc. 1.625% 1/16/18		$ 11,125,000	$ 11,174,740
Hyundai Capital America:
1.625% 10/2/15 (f)		4,565,000	4,598,037
2.125% 10/2/17 (f)		5,048,000	5,091,095
			127,936,381
Diversified Financial Services - 2.2%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,329,125
Bank of America Corp.:
3.3% 1/11/23		17,760,000	17,709,153
3.875% 3/22/17		3,134,000	3,376,666
5.65% 5/1/18		8,780,000	10,193,150
5.75% 12/1/17		21,955,000	25,412,386
6.5% 8/1/16		9,000,000	10,385,856
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,542,156
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	10,180,878
CIT Group, Inc. 6.625% 4/1/18 (f)		1,215,000	1,379,025
Citigroup, Inc.:
3.375% 3/1/23		5,193,000	5,246,119
3.953% 6/15/16		11,847,000	12,735,063
4.05% 7/30/22		5,303,000	5,507,298
4.75% 5/19/15		25,881,000	27,775,800
5.875% 1/30/42		10,423,000	12,696,277
6.125% 5/15/18		3,779,000	4,521,842
6.5% 8/19/13		13,174,000	13,530,409
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (i)		228,944	155,682
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		550,000	616,000
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)		1,775,000	1,859,313
6.75% 6/1/18		1,500,000	1,725,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,220,000	1,270,325
8% 1/15/18		4,665,000	4,997,381
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(i)		1,250,000	1,162,500
Indo Energy Finance BV 7% 5/7/18 (f)		1,300,000	1,407,250
JPMorgan Chase & Co.:
2% 8/15/17		11,000,000	11,231,286
3.25% 9/23/22		14,050,000	14,183,461
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.35% 8/15/21		$ 13,339,000	$ 14,711,010
4.5% 1/24/22		22,046,000	24,546,215
4.95% 3/25/20		17,148,000	19,749,249
Lynx I Corp. 5.375% 4/15/21 (f)		455,000	467,513
Lynx II Corp. 6.375% 4/15/23 (f)		260,000	269,425
Magnesita Finance Ltd. 8.625% (f)(g)		650,000	692,250
NSG Holdings II, LLC 7.75% 12/15/25 (f)		8,295,000	8,626,800
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	13,777,940
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,759,897
5.15% 3/15/20		3,761,000	4,351,391
TMK Capital SA 7.75% 1/27/18		1,650,000	1,757,250
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (f)		3,190,000	3,341,525
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		3,305,000	3,544,613
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (f)		605,000	722,975
6.902% 7/9/20 (f)		715,000	847,275
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)		1,469,831	1,514,467
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		885,000	969,075
			304,778,271
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,346,008
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,928,953
Aon Corp.:
3.125% 5/27/16		11,274,000	11,897,960
3.5% 9/30/15		4,451,000	4,687,446
5% 9/30/20		3,854,000	4,407,750
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	595,620
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)		1,859,000	1,914,770
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	14,669,243
5.375% 3/15/17		194,000	221,161
6.625% 4/15/42		4,716,000	6,097,241
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		$ 12,644,000	$ 13,816,465
6.5% 3/15/35 (f)		1,741,000	1,960,260
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	8,033,339
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		7,139,000	8,132,685
MetLife, Inc.:
1.756% 12/15/17 (e)		6,082,000	6,153,932
3.048% 12/15/22		12,433,000	12,446,167
4.75% 2/8/21		4,032,000	4,616,850
5% 6/15/15		1,163,000	1,273,076
6.75% 6/1/16		7,610,000	8,980,645
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	7,879,774
Monumental Global Funding III 5.5% 4/22/13 (f)		2,746,000	2,764,327
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		6,155,000	7,815,508
Onex USI Aquisition Corp. 7.75% 1/15/21 (f)		1,400,000	1,384,250
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	10,288,190
Pacific LifeCorp:
5.125% 1/30/43 (f)		12,194,000	11,935,548
6% 2/10/20 (f)		11,863,000	13,640,564
Prudential Financial, Inc.:
4.5% 11/16/21		6,390,000	7,101,143
5.8% 11/16/41		8,381,000	9,782,136
6.2% 11/15/40		4,318,000	5,264,324
7.375% 6/15/19		3,230,000	4,141,806
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	7,084,939
Unum Group:
5.625% 9/15/20		8,386,000	9,704,002
5.75% 8/15/42		13,545,000	14,648,240
7.125% 9/30/16		587,000	686,172
			240,300,494
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,347,829
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	367,443
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,447,218
BRE Properties, Inc. 5.5% 3/15/17		661,000	750,948
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
2.95% 12/15/22		$ 4,796,000	$ 4,662,786
5.375% 12/15/13		4,073,000	4,212,659
DDR Corp. 4.625% 7/15/22		8,808,000	9,522,461
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,466,089
7.5% 4/1/17		5,574,000	6,646,789
7.875% 9/1/20		323,000	410,891
9.625% 3/15/16		3,691,000	4,510,638
Duke Realty LP:
3.875% 10/15/22		10,326,000	10,604,472
4.375% 6/15/22		7,323,000	7,812,909
4.625% 5/15/13		1,106,000	1,114,215
5.4% 8/15/14		6,199,000	6,548,066
5.95% 2/15/17		1,109,000	1,266,683
6.25% 5/15/13		14,709,000	14,866,019
6.5% 1/15/18		3,795,000	4,504,946
6.75% 3/15/20		10,379,000	12,693,081
8.25% 8/15/19		75,000	97,664
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,775,358
5.375% 10/15/15		1,403,000	1,532,681
6% 9/15/17		1,212,000	1,386,991
6.25% 1/15/17		1,027,000	1,169,945
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	456,053
5.9% 4/1/20		2,504,000	2,983,974
6.2% 1/15/17		620,000	722,584
Health Care REIT, Inc. 2.25% 3/15/18		3,912,000	3,947,267
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	691,411
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,590,254
6.25% 6/15/17		1,232,000	1,346,321
6.65% 1/15/18		867,000	986,026
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,922,800
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	305,950
6.75% 10/15/22		1,690,000	1,863,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust 6.75% 4/15/20		$ 250,000	$ 285,017
UDR, Inc. 5.5% 4/1/14		5,222,000	5,464,019
Washington (REIT) 5.25% 1/15/14		322,000	332,179
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,682,995
			171,298,856
Real Estate Management & Development - 1.8%
AMB Property LP 5.9% 8/15/13		2,580,000	2,631,636
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,714,934
4.25% 7/15/22		5,809,000	6,084,422
6.125% 4/15/20		3,429,000	4,006,677
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,861,959
4.95% 4/15/18		8,430,000	9,372,617
5.7% 5/1/17		7,049,000	7,972,793
7.5% 5/15/15		1,584,000	1,781,454
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,175,000	1,271,938
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,243,200
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,303,779
5.25% 3/15/21		5,708,000	6,345,218
ERP Operating LP:
4.625% 12/15/21		17,159,000	19,265,147
4.75% 7/15/20		7,700,000	8,673,842
5.25% 9/15/14		1,310,000	1,400,251
5.375% 8/1/16		2,768,000	3,147,889
5.75% 6/15/17		14,407,000	16,902,710
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	435,375
7.625% 6/1/15		260,000	259,350
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	160,500
5.875% 6/15/19		1,690,000	1,852,747
6% 11/1/20		105,000	115,894
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,501,068
4.125% 6/15/22		6,280,000	6,589,447
4.75% 10/1/20		11,282,000	12,428,003
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.125% 3/2/15		$ 1,405,000	$ 1,504,914
5.5% 12/15/16		1,891,000	2,143,445
6.625% 10/1/17		4,835,000	5,753,964
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,346,007
4.5% 4/18/22		4,072,000	4,332,901
7.75% 8/15/19		700,000	886,509
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,555,294
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		2,806,000	2,966,057
5.5% 1/15/14 (f)		867,000	893,163
5.7% 4/15/17 (f)		2,115,000	2,334,332
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	4,009,999
Regency Centers LP:
4.95% 4/15/14		611,000	636,983
5.25% 8/1/15		6,456,000	7,035,755
5.875% 6/15/17		1,089,000	1,253,950
Simon Property Group LP:
2.75% 2/1/23		8,237,000	8,093,149
2.8% 1/30/17		2,603,000	2,746,730
4.125% 12/1/21		7,287,000	8,044,411
4.2% 2/1/15		3,659,000	3,866,451
Tanger Properties LP:
6.125% 6/1/20		14,318,000	17,539,120
6.15% 11/15/15		1,777,000	2,015,178
Ventas Realty LP:
2% 2/15/18		8,050,000	8,072,451
4.25% 3/1/22		300,000	320,693
			245,674,306
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		104,679	65,424
TOTAL FINANCIALS			1,482,039,948
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.8%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		$ 12,000,000	$ 13,144,620
Celgene Corp. 2.45% 10/15/15		613,000	635,720
			13,780,340
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	466,538
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	920,375
8.75% 3/15/18		85,000	93,925
9.875% 4/15/18		365,000	391,463
			1,872,301
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17		1,703,000	1,709,129
2.75% 11/15/22		6,873,000	6,709,924
4.125% 11/15/42		3,837,000	3,689,886
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,034,184
6.3% 8/15/14		3,618,000	3,883,691
DaVita, Inc. 5.75% 8/15/22		2,280,000	2,376,900
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	5,030,663
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	24,857,427
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	11,108,401
6.25% 6/15/14		2,629,000	2,809,415
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (f)		2,975,000	3,220,438
HealthSouth Corp. 7.25% 10/1/18		2,970,000	3,207,600
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		1,070,000	920,200
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,229,106
4.125% 9/15/20		7,486,000	8,136,968
Rural/Metro Corp. 10.125% 7/15/19 (f)		740,000	728,900
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,786,400
UnitedHealth Group, Inc.:
1.625% 3/15/19		3,733,000	3,738,540
2.75% 2/15/23		2,398,000	2,370,368
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
2.875% 3/15/23		$ 16,114,000	$ 16,059,454
3.95% 10/15/42		3,284,000	3,099,784
4.25% 3/15/43		9,000,000	8,885,340
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18		1,425,000	1,517,625
WellPoint, Inc.:
3.3% 1/15/23		14,208,000	14,380,428
4.65% 1/15/43		15,226,000	15,403,672
			149,894,443
Pharmaceuticals - 0.6%
AbbVie, Inc.:
1.75% 11/6/17 (f)		13,509,000	13,679,619
2.9% 11/6/22 (f)		13,855,000	13,850,040
4.4% 11/6/42 (f)		13,532,000	13,766,090
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		1,175,000	1,264,594
6.5% 7/15/16 (f)		3,820,000	4,013,387
6.875% 12/1/18 (f)		3,440,000	3,736,700
VPI Escrow Corp. 6.375% 10/15/20 (f)		1,760,000	1,892,000
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		4,757,000	4,797,848
3.25% 10/1/22		7,102,000	7,162,481
5% 8/15/14		720,000	761,859
Zoetis, Inc.:
1.875% 2/1/18 (f)		2,006,000	2,013,113
3.25% 2/1/23 (f)		4,892,000	4,922,712
4.7% 2/1/43 (f)		4,907,000	5,028,669
			76,889,112
TOTAL HEALTH CARE			242,436,196
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)		572,000	597,651
6.375% 6/1/19 (f)		8,071,000	9,630,705
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		1,140,000	1,128,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
GenCorp, Inc. 7.125% 3/15/21 (f)		$ 420,000	$ 436,800
TransDigm, Inc. 5.5% 10/15/20 (f)		2,800,000	2,912,000
Triumph Group, Inc. 4.875% 4/1/21 (f)		1,040,000	1,045,200
United Technologies Corp. 4.5% 6/1/42		13,132,000	14,124,438
			29,875,394
Airlines - 0.2%
Air Canada 12% 2/1/16 (f)		2,470,000	2,689,213
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		316,395	357,527
6.125% 4/29/18 (f)		240,000	239,400
6.648% 3/15/19		2,794,815	2,994,086
6.75% 9/15/15 (f)		2,655,000	2,784,299
6.9% 7/2/19		788,147	839,376
9.25% 5/10/17		2,218,824	2,451,801
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,579,388
6.75% 11/23/15		1,515,000	1,575,600
8.954% 8/10/14		1,618,660	1,642,940
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		603,107	654,371
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,617,150	1,698,008
8.36% 1/20/19		1,334,540	1,457,985
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		749,105	758,469
12% 1/15/16 (f)		526,650	584,582
			22,307,045
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (f)		2,030,000	2,177,175
6.875% 8/15/18 (f)		3,715,000	3,975,050
HD Supply, Inc.:
7.5% 7/15/20 (f)		2,100,000	2,105,250
8.125% 4/15/19 (f)		3,460,000	3,901,150
10.5% 1/15/21 (f)		440,000	454,872
11% 4/15/20 (f)		955,000	1,150,775
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Masco Corp. 5.95% 3/15/22		$ 740,000	$ 824,104
USG Corp. 7.875% 3/30/20 (f)		675,000	772,875
			15,361,251
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)		1,335,000	1,428,450
APX Group, Inc.:
6.375% 12/1/19 (f)		2,090,000	2,040,467
8.75% 12/1/20 (f)		1,760,000	1,742,400
ARAMARK Corp. 5.75% 3/15/20 (f)(h)		800,000	817,000
Clean Harbors, Inc.:
5.125% 6/1/21 (f)		430,000	436,450
5.25% 8/1/20		555,000	571,650
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,429,972
Tervita Corp.:
8% 11/15/18 (f)		610,000	628,300
9.75% 11/1/19 (f)		1,395,000	1,381,050
			14,475,739
Construction & Engineering - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		1,850,000	1,988,750
Odebrecht Finance Ltd. 7.5% (f)(g)		2,430,000	2,569,725
			4,558,475
Electrical Equipment - 0.0%
GrafTech International Ltd. 6.375% 11/15/20 (f)		905,000	943,463
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		600,000	682,500
			1,625,963
Industrial Conglomerates - 0.2%
General Electric Co.:
4.125% 10/9/42		11,115,000	11,112,755
5.25% 12/6/17		17,730,000	20,796,155
			31,908,910
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,980,000	2,014,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22 (f)		$ 875,000	$ 903,438
6.75% 10/1/20		2,835,000	3,019,275
			3,922,713
Road & Rail - 0.1%
Hertz Corp.:
6.75% 4/15/19		2,955,000	3,184,013
7.5% 10/15/18		4,330,000	4,730,525
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	763,750
			8,678,288
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
6.25% 12/1/19		830,000	894,325
6.75% 4/15/17		1,410,000	1,554,525
9.75% 8/1/18		840,000	959,700
International Lease Finance Corp.:
5.75% 5/15/16		1,330,000	1,430,254
5.875% 8/15/22		1,575,000	1,686,479
6.25% 5/15/19		1,640,000	1,796,120
8.625% 9/15/15		1,035,000	1,177,313
8.75% 3/15/17		3,700,000	4,366,000
8.875% 9/1/17		1,665,000	1,998,000
			15,862,716
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		1,119,640	1,041,265
TOTAL INDUSTRIALS			151,632,409
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		1,025,000	999,375
Computers & Peripherals - 0.0%
NCR Corp. 4.625% 2/15/21 (f)		1,665,000	1,648,350
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20 (f)		680,000	685,950
Sanmina-SCI Corp. 7% 5/15/19 (f)		4,125,000	4,248,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 3,835,000	$ 4,005,159
6.55% 10/1/17		1,383,000	1,653,343
			10,593,202
Internet Software & Services - 0.0%
Equinix, Inc.:
4.875% 4/1/20		720,000	720,000
5.375% 4/1/23		585,000	585,000
IAC/InterActiveCorp 4.75% 12/15/22 (f)		2,880,000	2,800,800
			4,105,800
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		2,090,000	2,142,250
First Data Corp.:
6.75% 11/1/20 (f)		2,685,000	2,752,125
7.375% 6/15/19 (f)		700,000	735,875
12.625% 1/15/21		615,000	655,744
NeuStar, Inc. 4.5% 1/15/23 (f)		820,000	787,200
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)		1,400,000	1,515,500
13.375% 10/15/19 (f)		750,000	813,750
			9,402,444
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	387,261
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 8.05% 2/1/20		1,400,000	1,456,000
NXP BV/NXP Funding LLC 5.75% 2/15/21 (f)		945,000	966,263
Spansion LLC 7.875% 11/15/17		3,465,000	3,638,250
Viasystems, Inc. 7.875% 5/1/19 (f)		925,000	964,313
			7,024,826
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		1,550,000	1,569,375
TOTAL INFORMATION TECHNOLOGY			35,730,633
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - 1.0%
Chemicals - 0.4%
Ashland, Inc.:
3% 3/15/16 (f)		$ 550,000	$ 558,938
3.875% 4/15/18 (f)		1,105,000	1,125,719
Axiall Corp. 4.875% 5/15/23 (f)		800,000	810,000
Celanese U.S. Holdings LLC:
4.625% 11/15/22		755,000	756,888
6.625% 10/15/18		1,935,000	2,084,963
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		380,000	384,750
Hexion US Finance Corp. 6.625% 4/15/20 (f)		1,655,000	1,628,024
INEOS Finance PLC 8.375% 2/15/19 (f)		1,795,000	1,965,525
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		1,050,000	1,155,000
LyondellBasell Industries NV:
5% 4/15/19		1,925,000	2,146,375
6% 11/15/21		700,000	822,500
PolyOne Corp. 5.25% 3/15/23 (f)		440,000	444,400
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,015,000	2,083,006
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,766,999
4.25% 11/15/20		5,898,000	6,480,091
4.375% 11/15/42		4,972,000	4,763,559
7.6% 5/15/14		7,274,000	7,866,365
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		1,680,000	1,671,600
Tronox Finance LLC 6.375% 8/15/20 (f)		1,135,000	1,127,906
			49,642,608
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,604,037
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,883,650
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	869,000
Texas Industries, Inc. 9.25% 8/15/20		1,605,000	1,741,425
			8,098,112
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)		2,700,000	2,943,000
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (f)		200,000	217,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7% 11/15/20 (f)		425,000	428,188
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)		$ 4,830,000	$ 4,733,400
Sappi Papier Holding GmbH:
6.625% 4/15/21 (f)		1,925,000	1,992,375
7.75% 7/15/17 (f)		425,000	469,625
Sealed Air Corp.:
6.5% 12/1/20 (f)		615,000	668,813
8.125% 9/15/19 (f)		2,390,000	2,670,825
			14,123,726
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	819,000
Anglo American Capital PLC 9.375% 4/8/14 (f)		6,817,000	7,422,535
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		950,000	960,688
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		810,000	840,375
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)		11,456,000	12,095,165
EVRAZ Group SA:
8.25% 11/10/15 (f)		1,905,000	2,109,788
9.5% 4/24/18 (Reg. S)		750,000	866,250
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		1,710,000	1,782,675
7% 11/1/15 (f)		5,485,000	5,745,538
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,010,000	3,198,125
Metinvest BV 10.25% 5/20/15 (f)		935,000	991,100
Mongolian Mining Corp. 8.875% 3/29/17 (f)		975,000	1,023,750
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,932,700
Southern Copper Corp.:
6.75% 4/16/40		920,000	1,065,452
7.5% 7/27/35		300,000	371,058
Steel Dynamics, Inc.:
6.125% 8/15/19 (f)		1,850,000	1,979,500
7.625% 3/15/20		1,290,000	1,428,675
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,491,964
6.25% 1/23/17		5,581,000	6,384,363
Votorantim Cimentos SA 7.25% 4/5/41 (f)		490,000	550,025
			67,058,726
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		$ 1,365,000	$ 0
TOTAL MATERIALS			138,923,172
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
Alestra SA de RL de CV 11.75% 8/11/14		875,000	984,375
Altice Financing SA 7.875% 12/15/19 (f)		320,000	345,600
Altice Finco SA 9.875% 12/15/20 (f)		345,000	382,950
AT&T, Inc.:
4.35% 6/15/45 (f)		758,000	713,390
5.35% 9/1/40		4,006,000	4,388,433
5.55% 8/15/41		35,646,000	40,213,928
6.3% 1/15/38		16,665,000	20,308,886
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	51,655
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,023,341
6% 4/1/17		2,432,000	2,636,891
6.15% 9/15/19		6,992,000	7,536,201
Embarq Corp.:
7.082% 6/1/16		6,922,000	7,952,388
7.995% 6/1/36		4,717,000	5,005,746
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,475,824
11.5% 2/4/17 pay-in-kind (i)		11,258,205	11,975,916
Sprint Capital Corp. 6.875% 11/15/28		695,000	701,950
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		540,000	573,750
TW Telecom Holdings, Inc. 5.375% 10/1/22		1,390,000	1,449,075
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,307,046
6.25% 4/1/37		2,348,000	2,905,927
6.9% 4/15/38		6,295,000	8,316,721
Virgin Media Finance PLC 4.875% 2/15/22		770,000	777,700
			130,027,693
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,549,265
3.125% 7/16/22		9,218,000	9,174,039
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil S.A.B. de CV: - continued
3.625% 3/30/15		$ 731,000	$ 770,263
Crown Castle International Corp. 5.25% 1/15/23 (f)		2,575,000	2,607,188
Digicel Group Ltd.:
6% 4/15/21 (f)(h)		1,665,000	1,660,838
8.25% 9/1/17 (f)		3,400,000	3,578,500
8.25% 9/30/20 (f)		2,770,000	2,954,205
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19		5,944,000	7,014,966
6.35% 3/15/40		3,541,000	3,905,408
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		1,660,000	1,676,600
7.25% 4/1/19		1,690,000	1,816,750
7.5% 4/1/21		1,420,000	1,537,150
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,305,000	2,904,300
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		2,520,000	2,520,000
SBA Communications Corp. 5.625% 10/1/19 (f)		2,855,000	2,929,801
Sprint Nextel Corp.:
6% 12/1/16		2,150,000	2,322,000
6% 11/15/22		2,790,000	2,817,900
7% 3/1/20 (f)		1,495,000	1,749,150
7% 8/15/20		2,305,000	2,506,688
9% 11/15/18 (f)		1,050,000	1,302,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		1,270,000	1,374,775
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		3,465,000	3,612,263
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,000,000	1,122,500
VimpelCom Holdings BV 5.2% 2/13/19 (f)		585,000	592,898
Vodafone Group PLC 5% 12/16/13		2,864,000	2,965,658
			81,965,105
TOTAL TELECOMMUNICATION SERVICES			211,992,798
UTILITIES - 2.9%
Electric Utilities - 1.4%
AmerenUE 6.4% 6/15/17		2,491,000	3,018,006
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.:
1.65% 12/15/17		$ 5,213,000	$ 5,229,916
2.95% 12/15/22		4,935,000	4,916,538
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,052,746
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,734,590
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		7,207,000	8,538,508
6.4% 9/15/20 (f)		16,661,000	20,036,519
Edison International 3.75% 9/15/17		6,674,000	7,252,889
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,220,000	576,450
FirstEnergy Corp.:
2.75% 3/15/18		5,485,000	5,484,452
4.25% 3/15/23		15,549,000	15,537,494
7.375% 11/15/31		19,999,000	23,751,372
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,597,906
6.05% 8/15/21		20,194,000	24,037,544
Hrvatska Elektroprivreda 6% 11/9/17 (f)		350,000	366,188
InterGen NV 9% 6/30/17 (f)		5,785,000	5,524,675
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,549,533
3.75% 11/15/20		1,450,000	1,541,199
Majapahit Holding BV:
7.75% 1/20/20 (f)		750,000	926,250
8% 8/7/19 (f)		485,000	603,825
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,636,625
9.125% 5/1/31		1,525,000	1,696,563
Nevada Power Co.:
6.5% 5/15/18		790,000	980,004
6.5% 8/1/18		388,000	484,950
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,710,653
Otter Tail Corp. 9% 12/15/16		2,410,000	2,795,600
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	892,667
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,316,104
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,426,020
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.: - continued
6% 12/1/39		$ 7,150,000	$ 8,672,950
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	1,990,620
			185,879,356
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,090,000	1,220,800
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	516,653
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,998,466
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18		1,574,000	1,699,920
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		3,625,000	3,190,000
			10,625,839
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,915,000
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		2,775,000	2,913,750
7.25% 10/15/21		1,400,000	1,501,500
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	4,153,100
9.875% 10/15/20		2,590,000	2,978,500
Kinder Morgan Finance Co. LLC 6% 1/15/18 (f)		3,030,000	3,344,102
Listrindo Capital BV 6.95% 2/21/19 (f)		600,000	669,000
NRG Energy, Inc. 6.625% 3/15/23 (f)		3,515,000	3,734,688
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		750,000	1,012,500
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,184,696
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,900,727
RRI Energy, Inc. 7.625% 6/15/14		4,410,000	4,707,675
The AES Corp.:
7.75% 10/15/15		1,035,000	1,151,438
8% 10/15/17		4,575,000	5,261,250
			46,427,926
Multi-Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,746,471
CMS Energy Corp. 5.05% 3/15/22		17,417,000	19,605,220
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,788,039
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.611% 9/30/66 (i)		$ 24,541,000	$ 22,923,503
7.5% 6/30/66 (i)		10,345,000	11,483,467
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		7,097,000	9,311,647
National Grid PLC 6.3% 8/1/16		1,589,000	1,847,262
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,400,359
5.25% 9/15/17		843,000	968,952
5.25% 2/15/43		12,739,000	13,520,550
5.4% 7/15/14		1,680,000	1,781,598
5.45% 9/15/20		854,000	1,001,325
5.8% 2/1/42		6,336,000	7,073,175
5.95% 6/15/41		11,832,000	13,361,960
6.4% 3/15/18		1,654,000	1,985,627
6.8% 1/15/19		6,774,000	8,286,817
Puget Energy, Inc.:
5.625% 7/15/22		600,000	653,831
6% 9/1/21		2,464,000	2,773,082
6.5% 12/15/20		1,275,000	1,459,147
Sempra Energy:
2.3% 4/1/17		14,116,000	14,657,518
2.875% 10/1/22		5,760,000	5,746,049
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,860,000	4,190,030
			156,565,629
TOTAL UTILITIES			399,498,750
TOTAL NONCONVERTIBLE BONDS			3,744,899,462
TOTAL CORPORATE BONDS (Cost $3,422,626,282)			3,747,798,012
U.S. Government and Government Agency Obligations - 28.5%

U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13		29,230,140	29,446,384
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - 28.3%
U.S. Treasury Bonds 2.75% 11/15/42		$ 538,240,000	$ 501,236,000
U.S. Treasury Notes:
0.25% 9/15/14		8,937,000	8,941,540
0.25% 8/15/15		227,529,000	227,280,083
0.5% 7/31/17		170,710,000	169,643,063
0.75% 10/31/17		61,559,000	61,712,898
0.875% 11/30/16		1,503,000	1,524,018
0.875% 4/30/17		203,188,000	205,585,009
0.875% 1/31/18		277,044,000	278,732,306
0.875% 7/31/19		5,000	4,927
1.25% 2/29/20		596,756,000	596,569,753
1.375% 11/30/15		88,617,000	91,157,827
1.625% 8/15/22		361,596,000	355,804,678
1.75% 5/31/16		263,340,000	274,778,963
2.375% 2/28/15		499,922,000	521,012,709
2.625% 7/31/14		316,140,000	326,945,665
2.625% 12/31/14		273,340,000	285,298,625
TOTAL U.S. TREASURY OBLIGATIONS			3,906,228,064
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,919,775,359)			3,935,674,448
U.S. Government Agency - Mortgage Securities - 8.6%

Fannie Mae - 3.9%
2.082% 10/1/33 (i)		641,126	672,623
2.5% 3/1/28 (h)		13,000,000	13,502,862
2.559% 6/1/36 (i)		138,612	148,312
2.759% 2/1/36 (i)		662,018	711,868
2.82% 12/1/35 (i)		523,336	562,744
2.944% 7/1/37 (i)		299,720	318,078
3% 10/1/26 to 2/1/43		15,265,609	16,014,644
3% 2/1/43		144,078	149,624
3% 2/1/43		193,297	200,497
3% 3/1/43 (h)		27,200,000	28,163,160
3% 3/1/43 (h)		700,000	724,787
3% 3/1/43 (h)		6,400,000	6,626,626
3% 4/1/43 (h)		3,200,000	3,305,188
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3% 4/1/43 (h)		$ 3,200,000	$ 3,305,188
3.5% 1/1/26 to 3/1/43		62,387,338	66,153,711
3.5% 3/1/43 (h)		2,900,000	3,066,750
3.5% 3/1/43 (h)		3,100,000	3,278,250
3.5% 3/1/43 (h)		3,100,000	3,278,250
3.5% 3/1/43 (h)		3,900,000	4,124,250
3.5% 3/1/43 (h)		5,400,000	5,710,500
3.5% 3/1/43 (h)		18,800,000	19,881,000
3.5% 3/1/43 (h)		1,800,000	1,903,500
3.5% 3/1/43 (h)		3,900,000	4,124,250
3.5% 3/1/43 (h)		5,900,000	6,239,250
3.5% 3/1/43 (h)		300,000	317,250
3.5% 3/1/43 (h)		8,200,000	8,671,500
3.5% 4/1/43 (h)		12,700,000	13,399,988
4% 9/1/26 to 4/1/42		86,079,510	92,504,817
4% 9/1/41		137,716	147,502
4% 3/1/43 (h)		3,200,000	3,411,502
4% 3/1/43 (h)		3,900,000	4,157,768
4% 3/1/43 (h)		3,900,000	4,157,768
4.5% 1/1/22 to 10/1/41		43,942,504	47,582,162
4.5% 3/1/43 (h)		18,000,000	19,378,823
5% 10/1/21 to 4/1/40		14,334,809	15,604,125
5.5% 3/1/18 to 5/1/39		58,057,708	63,561,347
5.5% 3/1/43 (h)		11,400,000	12,421,361
6% 4/1/21 to 1/1/42		42,060,590	46,368,312
6.5% 7/1/32 to 8/1/36		11,729,299	13,402,509
TOTAL FANNIE MAE			537,252,646
Freddie Mac - 1.2%
3% 2/1/43		261,907	270,782
3% 2/1/43		2,539,060	2,624,223
3.439% 10/1/35 (i)		199,615	214,677
3.5% 1/1/26 to 3/1/43		41,089,360	43,581,462
4% 12/1/40 to 5/1/42		21,667,705	23,493,501
4.5% 7/1/25 to 10/1/41		42,588,566	46,060,397
5% 1/1/35 to 8/1/40		25,399,915	27,607,941
5.5% 11/1/17 to 1/1/40		21,271,736	23,176,541
6% 7/1/37 to 8/1/37		2,994,290	3,279,896
TOTAL FREDDIE MAC			170,309,420
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - 3.5%
3% 12/20/42		$ 28,564,206	$ 29,951,693
3% 3/1/43 (h)		3,000,000	3,141,387
3.5% 4/15/42 to 11/20/42		242,720,335	260,238,074
3.5% 3/1/43 (h)		1,620,000	1,735,172
3.5% 3/1/43 (h)		1,800,000	1,927,969
3.5% 3/1/43 (h)		2,900,000	3,106,172
4% 1/15/25 to 12/15/41		70,542,342	76,963,128
4.5% 11/20/33 to 4/15/41		51,533,984	56,622,318
5% 5/15/39 to 8/15/41		41,839,508	46,296,792
6% 9/20/38		3,128,943	3,522,502
TOTAL GINNIE MAE			483,505,207
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,177,647,675)			1,191,067,273
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (i)		792,017	733,456
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (i)		399,056	390,045
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (i)		48,963	48,457
Airspeed Ltd. Series 2007-1A Class C1, 2.7012% 6/15/32 (f)(i)		4,057,148	2,353,146
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,992,512
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,617,741
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	19,030,939
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,719,036
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (i)		71,866	65,150
Series 2004-R2 Class M3, 1.0267% 4/25/34 (i)		98,426	75,406
Series 2005-R2 Class M1, 0.6517% 4/25/35 (i)		2,064,696	2,014,042
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5617% 3/23/19 (f)(i)		115,954	114,678
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (i)		47,932	41,429
Series 2004-W11 Class M2, 1.2517% 11/25/34 (i)		561,149	512,730
Series 2004-W7 Class M1, 1.0267% 5/25/34 (i)		1,542,998	1,444,568
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (i)		$ 1,270,735	$ 448,157
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0267% 4/25/34 (i)		2,233,914	2,067,958
Series 2006-HE2 Class M1, 0.5717% 3/25/36 (i)		52,616	585
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (f)(i)		55,237	50,473
Class B, 0.9507% 7/20/39 (f)(i)		263,810	120,461
Class C, 1.3007% 7/20/39 (f)(i)		339,379	105
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (f)		366,157	368,281
Class B, 5.267% 6/25/35 (f)		1,000,000	1,006,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.555% 1/20/37 (f)(i)		97,204	91,615
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (i)		1,802,588	929,233
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.555% 4/7/52 (f)(i)		660,480	574,618
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (i)		45,312	45,220
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4322% 3/25/32 (MGIC Investment Corp. Insured) (i)		9,314	8,993
Series 2004-3 Class M4, 1.6567% 4/25/34 (i)		159,665	75,628
Series 2004-4 Class M2, 0.9967% 6/25/34 (i)		587,945	521,557
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		179,440	179,494
Class B2, 1.66% 12/28/35 (f)(i)		179,440	174,057
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.81% 6/28/38 (f)(i)		43,977	43,933
Class D, 9% 6/28/38 (f)		207,335	149,281
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	520,556
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (i)		38,916	30,043
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (i)		290,872	212,058
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0267% 3/25/34 (i)		21,462	15,254
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (i)		948,695	404,717
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fremont Home Loan Trust Series 2005-A: - continued
Class M4, 1.2217% 1/25/35 (i)		$ 363,547	$ 42,920
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (f)(i)		2,892,000	1,968,006
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (f)(i)		153,770	146,403
Series 2006-2A:
Class A, 0.3812% 11/15/34 (f)(i)		1,550,734	1,431,424
Class B, 0.4812% 11/15/34 (f)(i)		560,172	476,147
Class C, 0.5812% 11/15/34 (f)(i)		930,983	670,308
Class D, 0.9512% 11/15/34 (f)(i)		353,524	236,861
GSAMP Trust Series 2004-AR1 Class B4, 3.4154% 6/25/34 (f)(i)		215,708	60,154
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7517% 9/25/46 (f)(i)		1,357,990	1,341,015
Class E, 1.8517% 9/25/46 (f)(i)		250,000	88,250
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (i)		359,174	349,969
Series 2003-3 Class M1, 1.4917% 8/25/33 (i)		636,850	585,557
Series 2003-5 Class A2, 0.9017% 12/25/33 (i)		32,929	27,667
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (i)		1,522,035	740,487
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (i)		204,000	3,402
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (i)		1,520,141	1,471,797
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (i)		447,065	427,050
Series 2006-A Class 2C, 1.46% 3/27/42 (i)		3,243,000	156,770
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3617% 11/25/36 (i)		5,225,593	2,517,245
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6317% 5/25/46 (f)(i)		250,000	200,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (i)		665,521	7,453
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (i)		153,462	124,952
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (i)		499,279	432,609
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (i)		1,156,976	968,522
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (i)		2,703,026	2,411,819
Mesa West Capital CDO Ltd. Series 2007-1A Class H, 1.6717% 2/25/47 (f)(i)		250,000	180,625
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (i)		$ 57,368	$ 49,888
Series 2004-NC6 Class M3, 2.3767% 7/25/34 (i)		21,918	11,677
Series 2004-NC8 Class M6, 2.0767% 9/25/34 (i)		25,680	12,888
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (i)		399,800	364,043
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (i)		416,362	16,965
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9616% 8/28/38 (f)(i)		220,000	209,000
Class C1B, 7.696% 8/28/38 (f)		64,212	54,580
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (i)		1,426,957	1,169,147
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (c)(f)(i)		566,000	0
Series 2006-1A Class A, 1.6007% 3/20/11 (c)(f)(i)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (i)		532,896	426,479
Class M4, 1.6517% 9/25/34 (i)		683,353	200,778
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (i)		1,475,804	1,198,859
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (f)		129,109	129,238
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)		541,000	546,410
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1517% 9/25/46 (f)(i)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (i)		5,108	4,753
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (i)		1,192,947	990,978
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (f)(i)		317,797	315,692
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (i)		1,262,288	862,535
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (i)		57,624	24,032
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		391,016	397,486
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (i)		28,819	26,103
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	110,723
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (f)(i)		2,660,489	33,256
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.81% 9/25/26 (f)(i)		$ 400,000	$ 240,000
Series 2006-1A:
Class A1A, 0.57% 9/25/26 (f)(i)		955,159	925,549
Class A1B, 0.64% 9/25/26 (f)(i)		1,033,000	935,485
Class A2A, 0.53% 9/25/26 (f)(i)		454,541	449,132
Class A2B, 0.62% 9/25/26 (f)(i)		250,000	234,500
Class B, 0.67% 9/25/26 (f)(i)		250,000	222,925
Class C 0.84% 9/25/26 (f)(i)		250,000	220,700
Class F, 1.46% 9/25/26 (f)(i)		429,000	374,260
Class G, 1.66% 9/25/26 (f)(i)		336,000	290,237
Class H, 1.96% 9/25/26 (f)(i)		250,000	214,625
Class K, 3.56% 9/25/26 (f)(i)		250,000	212,900
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (f)(i)		1,789,540	1,565,847
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6091% 11/21/40 (f)(i)		420,595	378,536
Class D, 1.1391% 11/21/40 (f)(i)		305,000	115,900
TOTAL ASSET-BACKED SECURITIES (Cost $86,104,152)			95,863,130
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		116,476	91,436
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7617% 1/25/35 (i)		1,669,569	1,601,469
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		43,477	35,466
Series 2003-35 Class B, 4.6379% 9/25/18 (i)		66,810	21,379
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 5.4303% 6/25/33 (i)		202,427	147,139
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (i)		1,224,572	1,274,919
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (f)(i)		1,000,000	1,151,001
Series 2010-K6 Class B, 5.3546% 12/25/46 (f)(i)		910,000	1,040,716
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		44,969	18,887
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3007% 12/20/54 (i)		$ 205,017	$ 174,469
Series 2006-1A Class C2, 1.4007% 12/20/54 (f)(i)		6,523,000	5,551,073
Series 2006-2 Class C1, 1.1407% 12/20/54 (i)		21,543,000	18,333,093
Series 2006-3 Class C2, 1.2007% 12/20/54 (i)		1,124,000	956,524
Series 2006-4:
Class B1, 0.3807% 12/20/54 (i)		4,521,000	4,218,093
Class C1, 0.9607% 12/20/54 (i)		2,767,000	2,354,717
Class M1, 0.5407% 12/20/54 (i)		1,190,000	1,065,050
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (i)		2,234,000	1,901,134
Class 1M1, 0.5007% 12/20/54 (i)		1,493,000	1,336,235
Class 2C1, 1.0607% 12/20/54 (i)		1,015,000	863,765
Class 2M1, 0.7007% 12/20/54 (i)		1,917,000	1,715,715
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (i)		2,654,000	2,258,554
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (i)		430,241	413,277
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7728% 3/25/37 (i)		3,127,231	3,155,370
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (i)		1,922,189	1,565,673
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (i)		2,214,965	1,619,247
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (i)		5,587,146	4,824,607
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	970,112
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (i)		1,745,564	1,678,549
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (f)(i)		915,805	805,643
Class B6, 3.0492% 7/10/35 (f)(i)		204,191	175,873
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (f)(i)		122,027	118,755
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (i)		31,801	29,785
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (i)		326,018	323,183
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		$ 85,319	$ 45,219
Series 2005-AR2 Class 1A2, 2.6255% 3/25/35 (i)		2,840,605	1,426,697
TOTAL PRIVATE SPONSOR			63,262,824
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		145,605	155,176
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,564,024)			63,418,000
Commercial Mortgage Securities - 5.6%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		417,753	408,811
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	214,822
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4571% 2/14/29 (f)(i)		189,037	194,826
Series 1997-D4:
Class B2, 7.525% 4/14/29		436,390	436,905
Class B5, 7.525% 4/14/29		129,000	117,424
Series 1997-D5:
Class A7, 7.5978% 2/14/43 (i)		334,137	339,621
Class PS1, 1.4302% 2/14/43 (i)(k)		816,690	26,805
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38		1,912,767	1,928,798
Series 2005-1 Class A3, 4.877% 11/10/42		327,194	327,668
Series 2005-4 Class AJ, 5.038% 7/10/45 (i)		530,000	539,706
Series 2006-2 Class AAB, 5.7141% 5/10/45 (i)		1,291,878	1,357,976
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,130,492
Series 2006-5:
Class A2, 5.317% 9/10/47		5,384,122	5,383,546
Class A3, 5.39% 9/10/47		2,653,000	2,790,298
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,121,687
Series 2007-4 Class A3, 5.806% 2/10/51 (i)		1,277,140	1,343,914
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,480,326
Series 2003-1 Class G, 5.608% 9/11/36 (f)		285,240	285,126
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	176,536
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(i)		$ 300,000	$ 3,819
Class L, 4.637% 7/10/42 (f)(i)		280,000	2,228
Series 2004-5 Class G, 5.5612% 11/10/41 (f)(i)		195,000	194,640
Series 2005-1 Class CJ, 5.1964% 11/10/42 (i)		550,000	587,869
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)		5,908,000	6,178,716
Series 2005-6 Class AJ, 5.189% 9/10/47 (i)		300,000	326,809
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	106,300
Series 2007-3:
Class A3, 5.5925% 6/10/49 (i)		3,176,000	3,176,057
Class A4, 5.5925% 6/10/49 (i)		3,965,000	4,558,172
Series 2008-1 Class D, 6.2546% 2/10/51 (f)(i)		125,000	59,315
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,755,860
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.501% 11/15/15 (f)(i)		817,730	818,261
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class J, 1.2512% 3/15/22 (f)(i)		167,801	161,089
Class K, 2.2012% 3/15/22 (f)(i)		427,499	256,499
Series 2006-BIX1 Class G, 0.5312% 10/15/19 (f)(i)		419,112	414,921
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7012% 8/15/17 (f)(i)		480,000	507,600
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (f)(i)		54,076	39,547
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (f)(i)		495,763	415,043
Class M1, 0.6417% 11/25/35 (f)(i)		59,169	38,391
Class M2, 0.6917% 11/25/35 (f)(i)		75,121	47,926
Class M3, 0.7117% 11/25/35 (f)(i)		67,232	42,024
Class M4, 0.8017% 11/25/35 (f)(i)		83,765	40,579
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (f)(i)		1,184,688	934,431
Class B1, 1.6017% 1/25/36 (f)(i)		102,377	15,798
Class M1, 0.6517% 1/25/36 (f)(i)		382,157	212,353
Class M2, 0.6717% 1/25/36 (f)(i)		114,647	60,199
Class M3, 0.7017% 1/25/36 (f)(i)		167,433	86,263
Class M4, 0.8117% 1/25/36 (f)(i)		92,600	44,943
Class M5, 0.8517% 1/25/36 (f)(i)		92,600	32,652
Class M6, 0.9017% 1/25/36 (f)(i)		98,351	26,454
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-1:
Class A2, 0.5617% 4/25/36 (f)(i)		$ 183,592	$ 148,673
Class M1, 0.5817% 4/25/36 (f)(i)		65,663	42,313
Class M2, 0.6017% 4/25/36 (f)(i)		69,378	42,975
Class M3, 0.6217% 4/25/36 (f)(i)		59,694	35,557
Class M4, 0.7217% 4/25/36 (f)(i)		33,827	19,449
Class M5, 0.7617% 4/25/36 (f)(i)		32,832	18,051
Class M6, 0.8417% 4/25/36 (f)(i)		65,464	27,547
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (f)(i)		3,310,078	2,594,687
Class A2, 0.4817% 7/25/36 (f)(i)		163,761	128,806
Class B1, 1.0717% 7/25/36 (f)(i)		61,314	11,010
Class M1, 0.5117% 7/25/36 (f)(i)		171,820	81,701
Class M2, 0.5317% 7/25/36 (f)(i)		121,227	54,264
Class M3, 0.5517% 7/25/36 (f)(i)		100,555	42,735
Class M4, 0.6217% 7/25/36 (f)(i)		67,901	16,820
Class M5, 0.6717% 7/25/36 (f)(i)		83,457	19,552
Class M6, 0.7417% 7/25/36 (f)(i)		124,520	26,051
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (f)(i)		137,077	20,739
Class M5, 0.6817% 10/25/36 (f)(i)		161,867	8,582
Series 2006-4A Class M6, 0.7217% 12/25/36 (f)(i)		119,106	3,811
Series 2007-1 Class A2, 0.4717% 3/25/37 (f)(i)		772,444	446,776
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (f)(i)		747,549	523,587
Class A2, 0.5217% 7/25/37 (f)(i)		698,483	340,800
Class M1, 0.5717% 7/25/37 (f)(i)		245,268	67,423
Class M2, 0.6117% 7/25/37 (f)(i)		134,025	22,873
Class M3, 0.6917% 7/25/37 (f)(i)		135,894	13,670
Class M4, 0.8517% 7/25/37 (f)(i)		268,299	16,452
Class M5, 0.9517% 7/25/37 (f)(i)		236,512	10,522
Class M6, 1.2017% 7/25/37 (f)(i)		153,836	1,338
Series 2007-3:
Class A2, 0.4917% 7/25/37 (f)(i)		700,857	364,836
Class B1, 1.1517% 7/25/37 (f)(i)		170,348	13,013
Class B2, 1.8017% 7/25/37 (f)(i)		72,447	3,869
Class M1, 0.5117% 7/25/37 (f)(i)		152,220	51,406
Class M2, 0.5417% 7/25/37 (f)(i)		163,152	45,553
Class M3, 0.5717% 7/25/37 (f)(i)		257,087	55,857
Class M4, 0.7017% 7/25/37 (f)(i)		403,665	68,068
Class M5, 0.8017% 7/25/37 (f)(i)		209,381	29,969
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M6, 1.0017% 7/25/37 (f)(i)		$ 159,658	$ 19,280
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (f)(i)		283,779	26,381
Class M2, 1.2517% 9/25/37 (f)(i)		283,779	21,827
Class M4, 1.8017% 9/25/37 (f)(i)		725,809	35,429
Class M5, 1.9517% 9/25/37 (f)(i)		461,695	14,715
Series 2006-3A, Class IO, 3.8903% 10/25/36 (f)(i)(k)		7,954,173	169,225
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(i)(k)		7,605,674	633,261
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4536% 3/11/39 (i)		450,000	453,808
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (f)(i)		373,049	369,413
Class J, 1.0512% 3/15/19 (f)(i)		407,118	387,058
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (f)(i)		655,330	618,936
Class E, 0.5012% 3/15/22 (f)(i)		3,607,157	3,334,687
Class F, 0.5512% 3/15/22 (f)(i)		2,235,922	2,022,311
Class G, 0.6012% 3/15/22 (f)(i)		537,549	475,443
Class H, 0.7512% 3/15/22 (f)(i)		655,330	566,509
Class J, 0.9012% 3/15/22 (f)(i)		655,330	550,126
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41		56,165	56,155
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	645,585
Series 2006-T22 Class AJ, 5.5728% 4/12/38 (i)		400,000	441,023
Series 2007-PW16 Class A4, 5.7166% 6/11/40 (i)		1,112,000	1,297,556
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		70,000	71,110
Class I, 5.64% 2/14/31 (f)		202,567	155,598
Series 2003-T10 Class B, 4.84% 3/13/40		260,762	260,718
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,852,020
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (f)(i)(k)		17,947,833	100,167
Series 2006-T22:
Class A4, 5.5728% 4/12/38 (i)		237,000	265,875
Class B, 5.5728% 4/12/38 (f)(i)		200,000	209,579
Series 2006-T24 Class X2, 0.4454% 10/12/41 (f)(i)(k)		2,947,577	9,577
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-BBA8:
Class K, 1.4012% 3/15/22 (f)(i)		$ 120,000	$ 98,744
Class L, 2.1012% 3/15/22 (f)(i)		253,498	172,935
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (f)(i)(k)		123,066,869	1,057,760
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(i)(k)		67,080,021	309,843
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		649,807	730,643
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (f)(i)		647,988	604,309
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,329,576
Class XCL, 1.3266% 5/15/35 (f)(i)(k)		7,509,818	117,919
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5597% 12/15/47 (f)(i)		750,000	882,873
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	713,532
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	342,500
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		113,351	115,160
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (f)(i)		99,649	95,770
Series 2007-FL3A Class A2, 0.3412% 4/15/22 (f)(i)		183,349	181,299
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (i)		1,135,502	1,145,430
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,578,870
Series 2007-CD4 Class A3, 5.293% 12/11/49		1,852,000	1,914,590
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(i)	CAD	138,000	118,339
Class G, 5.01% 5/15/44 (f)(i)	CAD	30,000	24,227
Class H, 5.01% 5/15/44 (f)(i)	CAD	20,000	13,941
Class J, 5.01% 5/15/44 (f)(i)	CAD	20,000	13,167
Class K, 5.01% 5/15/44 (f)(i)	CAD	10,000	5,571
Class L, 5.01% 5/15/44 (f)(i)	CAD	36,000	18,006
Class M, 5.01% 5/15/44 (f)(i)	CAD	165,000	74,304
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (i)		1,902,000	2,026,568
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	648,812
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2007-C2 Class B, 5.617% 4/15/47 (i)		$ 2,125,000	$ 947,329
COMM Mortgage Trust Series 2012-CR5 Class D, 4.3348% 12/10/45 (f)(i)		280,000	271,986
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (f)(i)		1,802	1,802
Series 2005-F10A Class J, 1.0512% 4/15/17 (f)(i)		126,749	113,066
Series 2005-FL11:
Class B, 0.4512% 11/15/17 (f)(i)		141,221	136,887
Class C, 0.5012% 11/15/17 (f)(i)		1,168,561	1,109,332
Class D, 0.5412% 11/15/17 (f)(i)		60,771	56,475
Class E, 0.5912% 11/15/17 (f)(i)		216,043	198,612
Class F, 0.6512% 11/15/17 (f)(i)		149,679	136,106
Class G, 0.7012% 11/15/17 (f)(i)		103,750	92,267
Series 2006-FL12:
Class AJ, 0.3312% 12/15/20 (f)(i)		4,060,000	3,891,701
Class B, 0.3712% 12/15/20 (f)(i)		577,508	550,450
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	567,634
Series 2004-RS1 Class A, 5.648% 3/3/41 (f)		412,572	416,285
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,559,088
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)		2,415,835	2,428,569
Class AJFX, 5.478% 2/5/19 (f)		5,750,000	5,769,671
Series 2001-J2A Class F, 6.9937% 7/16/34 (f)(i)		199,000	232,538
Series 2006-C8 Class XP, 0.4673% 12/10/46 (i)(k)		15,692,429	62,691
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class G, 6.21% 7/15/31 (f)		289,734	289,562
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(i)		71,224	71,778
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	398,699
Series 1999-C2 Class G, 6% 11/17/32		302,000	234,269
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	22,238,608
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.25% 6/10/44 (i)		905,000	826,134
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		1,260,000	1,344,925
Series 2012-CR1:
Class C, 5.547% 5/15/45		350,000	397,334
Class D, 5.547% 5/15/45 (f)		440,000	443,605
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR2:
Class E, 4.8582% 8/15/45 (f)(i)		$ 1,727,000	$ 1,677,259
Class F, 4.25% 8/15/45 (f)		1,260,000	973,869
Series 2012-LC4:
Class C, 5.6487% 12/10/44 (i)		260,000	301,577
Class D, 5.6487% 12/10/44 (f)(i)		870,000	896,109
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (f)		493,000	506,664
Class F, 4.867% 6/9/28 (f)		645,000	599,181
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (i)		481,579	484,386
Series 2007-C3 Class A4, 5.6803% 6/15/39 (i)		28,438,000	32,670,058
Series 2006-C4 Class AAB, 5.439% 9/15/39		3,004,520	3,043,966
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (i)(k)		9,777,242	56,630
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)		1,722,000	1,957,757
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (f)(i)		6,783,000	5,954,368
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8012% 9/15/21 (f)(i)		254,303	236,712
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		808,122	826,266
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		324,515	327,965
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,793,569	1,971,111
Class H, 6% 5/17/40 (f)		90,317	52,381
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		1,156,000	1,225,059
Class G, 6.75% 11/15/30 (f)		180,000	199,236
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (i)(k)		403,674	502
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (f)(i)(k)		1,692,651	2,563
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	120,357
Series 2006-C1 Class A3, 5.4088% 2/15/39 (i)		5,775,894	5,828,131
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (f)(i)		721,000	699,257
Class C:
0.3712% 2/15/22 (f)(i)		1,864,711	1,752,536
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class C: - continued
0.4712% 2/15/22 (f)(i)		$ 665,993	$ 623,931
Class F, 0.5212% 2/15/22 (f)(i)		1,331,815	1,247,036
Class L, 2.1012% 2/15/22 (f)(i)		99,364	18,983
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		385,020	385,096
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (i)(k)		27,591,094	101,784
Class B, 5.487% 2/15/40 (f)(i)		2,907,000	420,062
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5566% 11/10/46 (f)(i)		500,000	555,097
Class E, 5.5566% 11/10/46 (f)(i)		770,000	820,543
Class F, 5.5566% 11/10/46 (f)(i)		1,120,000	1,050,544
Class XB, 0.2462% 11/10/46 (f)(i)(k)		20,920,000	421,580
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		254,630	254,744
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1916% 6/10/31 (f)(i)		747,087	752,119
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (f)		640,000	674,498
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(i)		443,000	464,127
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (f)		589,000	620,877
Class E, 5.253% 5/5/27 (f)		411,000	433,122
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	235,877
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.575% 12/25/43 (i)(k)		1,640,000	265,283
Series K012 Class X3, 2.2879% 1/25/41 (i)(k)		1,800,000	260,298
Series K013 Class X3, 2.7899% 1/25/43 (i)(k)		820,000	145,532
Series KAIV Class X2, 3.6147% 6/25/46 (i)(k)		420,000	96,984
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (f)(i)		1,290,000	1,463,124
Series 2011-K10 Class B, 4.5972% 11/25/49 (f)(i)		240,000	262,817
Series 2011-K11 Class B, 4.4204% 12/25/48 (f)(i)		750,000	811,217
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		1,030,759	1,038,490
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GCCFC Commercial Mortgage Trust:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (f)		$ 490,000	$ 492,463
Series 2003-C2 Class J, 5.234% 1/5/36 (f)(i)		250,000	245,710
Series 2005-GG3 Class B, 4.894% 8/10/42 (i)		680,000	685,781
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,939,514
Series 2001-1 Class X1, 1.8773% 5/15/33 (f)(i)(k)		880,085	13,397
Series 2007-C1 Class XP, 0.1604% 12/10/49 (i)(k)		23,856,631	52,699
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	282,618
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		375,113	413,707
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		186,099	188,846
Series 1999-C2I Class K, 6.481% 9/15/33 (l)		835,000	576,643
Series 1999-C3:
Class J, 6.974% 8/15/36		226,000	240,023
Class K, 6.974% 8/15/36		274,002	204,417
Series 2000-C1 Class K, 7% 3/15/33		16,008	12,182
Series 2003-C3 Class H, 5.7184% 4/10/40 (f)(i)		170,000	166,442
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (f)(i)		715,000	687,706
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49		2,397,523	2,427,073
Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,702,080
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (f)(i)(k)		30,400,162	149,569
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (f)(i)		343,842	343,115
Class F, 0.6477% 6/6/20 (f)(i)		835,001	832,209
Class J, 1.9577% 6/6/20 (f)(i)		250,000	246,630
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(i)		5,910,000	5,920,384
Class C, 2.0056% 3/6/20 (f)(i)		1,994,000	2,003,561
Class D, 2.2018% 3/6/20 (f)(i)		4,004,000	4,023,728
Class F, 2.6334% 3/6/20 (f)(i)		164,000	164,962
Class G, 2.7903% 3/6/20 (f)(i)		81,000	81,481
Class H, 3.3004% 3/6/20 (f)(i)		60,000	60,387
Class J, 4.0852% 3/6/20 (f)(i)		86,000	86,599
Class L, 5.4585% 3/6/20 (f)(i)		400,000	404,124
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
Series 1997-GL:
Class G, 7.7695% 7/13/30 (i)		$ 762,618	$ 823,445
Class H, 8.0595% 7/13/30 (f)(i)		230,000	245,751
Series 2006-GG6 Class A2, 5.506% 4/10/38		4,166,630	4,315,349
Series 2010-C1:
Class D, 5.9889% 8/10/43 (f)(i)		755,000	819,539
Class E, 4% 8/10/43 (f)		1,240,000	963,760
Class X, 1.5421% 8/10/43 (f)(i)(k)		6,132,571	488,564
Series 2012-GCJ7:
Class C, 5.7223% 5/10/45 (i)		630,000	711,241
Class D, 5.7223% 5/10/45 (f)(i)		970,000	1,024,366
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)		510,000	513,621
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		433,742	440,033
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,179,579	6,267,304
Series 2010-C2:
Class D, 5.2271% 12/10/43 (f)(i)		720,000	761,238
Class XA, 0.6785% 12/10/43 (f)(i)(k)		5,520,379	120,444
Series 2011-GC5:
Class C, 5.308% 8/10/44 (f)(i)		1,050,000	1,193,611
Class D, 5.308% 8/10/44 (f)(i)		480,000	505,186
JP Morgan Chase Commercial Mortgage Trust Series 2012-C8 Class C, 4.7781% 10/15/45 (f)		750,000	800,210
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(i)		500,000	503,366
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		822,574	824,187
Series 2003-C1 Class D, 5.192% 1/12/37		270,000	270,126
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(i)		380,000	470,369
Class D, 7.4453% 12/5/27 (f)(i)		1,885,000	2,223,284
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	707,022
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(i)		695,000	734,254
Series 2011-C4 Class E, 5.3893% 7/15/46 (f)(i)		370,000	386,392
Series 2012-CBX:
Class C, 5.1894% 6/16/45 (i)		250,000	277,976
Class D, 5.1894% 6/16/45 (f)(i)		690,000	726,223
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3312% 11/15/18 (f)(i)		$ 5,517,853	$ 5,442,915
Class B, 0.3712% 11/15/18 (f)(i)		939,428	912,653
Class C, 0.4112% 11/15/18 (f)(i)		667,437	644,797
Class D, 0.4312% 11/15/18 (f)(i)		203,316	192,353
Class E, 0.4812% 11/15/18 (f)(i)		293,294	271,613
Class F, 0.5312% 11/15/18 (f)(i)		439,136	389,109
Class G, 0.5612% 11/15/18 (f)(i)		381,572	322,840
Class H, 0.7012% 11/15/18 (f)(i)		293,360	236,471
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (i)		2,965,987	3,019,941
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (i)		530,458	556,314
Class A3, 5.336% 5/15/47		9,409,000	10,620,277
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (i)		6,670,000	7,669,649
Series 2007-LD11:
Class A2, 5.7974% 6/15/49 (i)		2,874,363	2,964,767
Class A4, 5.8124% 6/15/49 (i)		13,130,000	15,085,910
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		1,875,286	1,896,840
Class A3, 5.42% 1/15/49		25,732,000	29,373,284
Series 2004-CBX Class D, 5.097% 1/12/37 (i)		170,000	146,786
Series 2004-LN2 Class D, 5.2242% 7/15/41 (i)		420,000	309,193
Series 2005-LDP3 Class A3, 4.959% 8/15/42		1,870,836	1,877,367
Series 2005-LDP5 Class AJ, 5.3214% 12/15/44 (i)		360,000	375,945
Series 2006-CB17 Class A3, 5.45% 12/12/43		362,884	363,020
Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)		1,291,908	1,330,315
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (i)		165,000	58,893
Class C, 5.7259% 2/12/49 (i)		424,000	117,280
Class D, 5.7259% 2/12/49 (i)		447,000	75,368
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (i)		157,000	11,874
Class ES, 5.562% 1/15/49 (f)(i)		983,000	38,063
Series 2010-C2:
Class D, 5.526% 11/15/43 (f)(i)		645,000	722,381
Class XB, 0.6681% 11/15/43 (f)(i)(k)		3,600,000	150,458
Series 2011-C5:
Class B. 5.3143% 8/15/46 (f)(i)		1,140,000	1,337,954
Class C, 5.3143% 8/15/46 (f)(i)		1,102,648	1,243,433
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (i)		$ 21,615,000	$ 25,148,188
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		481,709	492,439
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	152,575
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,288,579
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,500,000	1,604,885
Class AM, 5.263% 11/15/40 (i)		137,000	150,521
Series 2006-C1 Class A2, 5.084% 2/15/31		25,319	25,342
Series 2006-C6:
Class A2, 5.262% 9/15/39 (i)		111,380	112,920
Class A4, 5.372% 9/15/39		857,000	974,168
Class AM, 5.413% 9/15/39		1,500,000	1,685,333
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,096,355	1,155,743
Class AM, 5.378% 11/15/38		160,000	174,979
Series 2007-C1:
Class A3, 5.398% 2/15/40		9,480,823	9,778,853
Class A4, 5.424% 2/15/40		5,434,000	6,218,403
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,482,397
Series 2007-C6 Class A2, 5.845% 7/15/40		4,782,064	4,788,372
Series 2003-C7 Class L, 5.1692% 7/15/37 (f)(i)		284,000	275,263
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(i)		225,000	219,661
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	282,156
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	772,084
Series 2005-C2 Class AJ, 5.205% 4/15/30 (i)		740,000	780,865
Series 2005-C7 Class C, 5.35% 11/15/40 (i)		866,000	849,660
Series 2006-C4:
Class AJ, 5.8856% 6/15/38 (i)		1,060,000	1,065,817
Class AM, 5.8856% 6/15/38 (i)		500,000	559,732
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (i)(k)		7,302,392	29,670
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (i)(k)		2,598,342	11,685
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)		2,376,000	2,752,066
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,342,428
Class XCP, 0.2757% 9/15/45 (i)(k)		119,297,547	614,740
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (f)(i)		608,683	589,262
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Class E, 0.4912% 9/15/21 (f)(i)		$ 2,196,145	$ 2,104,109
Class F, 0.5412% 9/15/21 (f)(i)		1,143,094	1,083,759
Class G, 0.5612% 9/15/21 (f)(i)		2,258,211	2,118,410
Class H, 0.6012% 9/15/21 (f)(i)		582,579	534,861
Series 2007-LLFA Class E, 1.1012% 6/15/22 (f)(i)		760,000	734,661
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6375% 6/25/43 (f)(i)		310,000	307,210
Series 2011-1 Class B, 5.6375% 6/25/43 (f)(i)		540,000	570,210
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (f)(i)		17,970,000	17,811,307
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4086% 10/12/39 (f)(i)	CAD	320,000	273,527
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (i)		418,902	418,721
Series 1998-C3 Class E, 7.0859% 12/15/30 (i)		55,629	56,366
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3692% 1/12/44 (i)		220,000	239,278
Series 2004-MKB1 Class F, 5.664% 2/12/42 (f)(i)		180,000	176,186
Series 2005-LC1 Class F, 5.4232% 1/12/44 (f)(i)		1,655,000	1,172,534
Series 2006-C1:
Class A2, 5.683% 5/12/39 (i)		750,804	754,358
Class AJ, 5.683% 5/12/39 (i)		530,000	515,524
Class AM, 5.683% 5/12/39 (i)		100,000	111,789
Series 2007-C1 Class A4, 5.8505% 6/12/50 (i)		7,199,517	8,329,035
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,738,063
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (i)		109,549	109,195
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (i)		132,768	133,373
Class ASB, 5.133% 12/12/49 (i)		1,220,516	1,276,193
Series 2007-5:
Class A3, 5.364% 8/12/48		11,362,018	11,594,815
Class A4, 5.378% 8/12/48		17,266,000	19,565,020
Series 2007-6 Class A4, 5.485% 3/12/51 (i)		14,650,000	16,664,287
Series 2007-7 Class A4, 5.7411% 6/12/50 (i)		6,656,000	7,625,413
Series 2006-3 Class ASB, 5.382% 7/12/46 (i)		5,633,529	5,789,110
Series 2006-4 Class XP, 0.6175% 12/12/49 (i)(k)		25,957,588	293,347
Series 2007-6 Class B, 5.635% 3/12/51 (i)		1,902,000	460,474
Series 2007-7 Class B, 5.7411% 6/12/50 (i)		166,000	9,445
Series 2007-8 Class A3, 5.9357% 8/12/49 (i)		1,640,000	1,902,762
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		$ 399,108	$ 359,197
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		543,850	451,395
Morgan Stanley BAML Trust:
Series 2013-C7 Class D, 4.3056% 2/15/46 (f)		810,000	750,966
Series 2013-C8 Class D, 4.1726% 12/15/48 (f)(i)		400,000	371,000
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.402% 7/15/19 (f)(i)		357,716	143,534
Class H, 0.582% 7/15/19 (f)(i)		85,670	83,036
Class J, 0.632% 7/15/19 (f)(i)		354,000	304,173
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (f)(i)		1,092,000	1,029,979
Class D, 0.392% 10/15/20 (f)(i)		667,354	616,104
Class E, 0.452% 10/15/20 (f)(i)		834,661	745,523
Class F, 0.502% 10/15/20 (f)(i)		500,899	432,378
Class G, 0.542% 10/15/20 (f)(i)		619,188	503,526
Class H, 0.632% 10/15/20 (f)(i)		389,758	266,284
Class J, 0.782% 10/15/20 (f)(i)		225,021	79,478
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (f)		260,000	267,709
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		28,022	28,057
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,638,615	1,649,584
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	676,904
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)		964,000	998,245
Series 1997-RR Class F, 7.4012% 4/30/39 (f)(i)		86,502	84,340
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		207,935	155,893
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	184,175
Class O, 5.91% 11/15/31 (f)		197,950	53,865
Series 2004-IQ7 Class E, 5.3965% 6/15/38 (f)(i)		120,000	125,381
Series 2004-RR2 Class C, 5.88% 10/28/33 (f)(i)		280,000	245,000
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,555,451
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		1,000,000	1,051,184
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (i)		326,920	329,563
Class A4, 5.693% 10/15/42 (i)		570,000	635,238
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	813,599
Series 2006-T23 Class A3, 5.815% 8/12/41 (i)		972,000	1,007,812
Series 2007-HQ12 Class A2, 5.5917% 4/12/49 (i)		8,957,354	9,200,206
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)		$ 2,852,000	$ 3,270,351
Class B, 5.7489% 4/15/49 (i)		469,000	141,053
Series 2011-C1:
Class C, 5.2536% 9/15/47 (f)(i)		970,000	1,095,279
Class D, 5.2536% 9/15/47 (f)(i)		1,760,000	1,930,727
Class E, 5.2536% 9/15/47 (f)(i)		573,100	599,156
Series 2011-C2:
Class D, 5.3169% 6/15/44 (f)(i)		580,000	616,994
Class E, 5.3169% 6/15/44 (f)(i)		600,000	621,658
Class F, 5.3169% 6/15/44 (f)(i)		550,000	459,688
Class XB, 0.4643% 6/15/44 (f)(i)(k)		9,001,008	323,739
Series 2011-C3:
Class C, 5.1844% 7/15/49 (f)(i)		1,000,000	1,121,754
Class D, 5.357% 7/15/49 (f)		1,130,000	1,204,487
Class E, 5.1844% 7/15/49 (f)(i)		400,000	416,290
Series 2012-C4 Class D, 5.5262% 3/15/45 (f)(i)		330,000	360,723
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9081% 2/23/34 (i)		466,000	534,242
Series 2001-TOP3 Class E, 7.3736% 7/15/33 (f)(i)		150,000	154,800
Series 2003-TOP9 Class E, 5.5717% 11/13/36 (f)(i)		78,000	81,510
NationsLink Funding Corp.:
Series 1998-2 Class J, 5% 8/20/30 (f)		195,000	193,546
Series 1999-SL Class X, 11/10/30 (k)		21,664	21,638
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,057,419
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		831,140	1,047,153
RBSCF Trust Series 2010-MB1 Class D, 4.6797% 4/15/24 (f)(i)		1,238,000	1,256,839
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	92,362
Class G, 4.456% 9/12/38 (f)	CAD	54,000	45,374
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,440
Class J, 4.456% 9/12/38 (f)	CAD	36,000	24,998
Class K, 4.456% 9/12/38 (f)	CAD	18,000	11,535
Class L, 4.456% 9/12/38 (f)	CAD	26,000	15,667
Class M, 4.456% 9/12/38 (f)	CAD	104,391	48,712
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	107,307
Class G, 4.57% 4/12/23	CAD	42,000	34,516
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1: - continued
Class H, 4.57% 4/12/23	CAD	42,000	31,608
Class J, 4.57% 4/12/23 (i)	CAD	42,000	30,004
Class K, 4.57% 4/12/23	CAD	21,000	14,008
Class L, 4.57% 4/12/23	CAD	63,000	40,624
Class M, 4.57% 4/12/23	CAD	185,000	92,307
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (f)(i)		13,484	13,743
Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	97,246
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.553% 8/15/39 (i)		170,000	186,432
Series 2007-C4 Class F, 5.553% 8/15/39 (i)		820,000	570,180
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	279,238
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7762% 7/15/24 (f)(i)		110,000	91,588
Class G, 0.7762% 7/15/24 (f)(i)		200,000	156,523
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (f)(i)		284,000	350,801
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(i)		1,299,000	1,243,935
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	206,311
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (f)(i)		1,770,598	1,660,706
Class F, 0.5412% 9/15/21 (f)(i)		1,877,987	1,745,842
Class G, 0.5612% 9/15/21 (f)(i)		1,779,101	1,613,565
Class J, 0.8012% 9/15/21 (f)(i)		395,545	300,201
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (f)(i)		4,565,501	4,028,000
Class LXR1, 0.9012% 6/15/20 (f)(i)		233,698	203,317
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		6,423	6,419
Series 2003-C8 Class A3, 4.445% 11/15/35		2,007,225	2,023,110
Series 2006-C29 Class A3, 5.313% 11/15/48		5,044,309	5,177,862
Series 2007-C30:
Class A3, 5.246% 12/15/43		517,918	527,190
Class A4, 5.305% 12/15/43		8,604,000	9,427,021
Class A5, 5.342% 12/15/43		13,536,000	15,275,541
Series 2007-C31 Class A4, 5.509% 4/15/47		32,469,000	36,809,294
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C32 Class A3, 5.7388% 6/15/49 (i)		$ 19,449,000	$ 22,338,305
Series 2007-C33 Class A5, 5.9245% 2/15/51 (i)		19,259,000	22,223,634
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(i)		903,000	910,387
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	347,073
Series 2004-C11:
Class D, 5.3891% 1/15/41 (i)		360,000	354,615
Class E, 5.4391% 1/15/41 (i)		327,000	309,073
Series 2004-C12 Class D, 5.3075% 7/15/41 (i)		280,000	291,365
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	270,972
Class C, 5.21% 8/15/41		170,000	177,955
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (f)(i)		500,000	492,420
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	2,009,014
Series 2005-C22:
Class B, 5.3875% 12/15/44 (i)		4,218,000	2,890,342
Class F, 5.3875% 12/15/44 (f)(i)		3,171,000	882,172
Series 2006-C23 Class A5, 5.416% 1/15/45 (i)		7,870,000	8,805,822
Series 2007-C30 Class XP, 0.4747% 12/15/43 (f)(i)(k)		15,928,716	82,111
Series 2007-C31 Class C, 5.6823% 4/15/47 (i)		522,000	302,827
Series 2007-C32:
Class D, 5.7388% 6/15/49 (i)		1,431,000	383,514
Class E, 5.7388% 6/15/49 (i)		2,252,000	559,701
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (f)(i)(k)		20,614,217	826,280
Series 2012-LC5:
Class C, 4.693% 10/15/45 (i)		569,000	610,012
Class D, 4.7802% 10/15/45 (f)		1,621,000	1,544,163
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	403,959
Class D, 5.5486% 3/15/44 (f)(i)		230,000	239,178
Class E, 5% 3/15/44 (f)		590,000	505,835
Series 2011-C4 Class E, 5.4179% 6/15/44 (f)		320,000	325,805
Series 2011-C5:
Class C, 5.6365% 11/15/44 (f)(i)		260,000	297,355
Class D, 5.6365% 11/15/44 (f)(i)		600,000	647,628
Class XA, 2.0644% 11/15/44 (f)(i)(k)		5,163,290	615,903
Series 2012-C6 Class D, 5.5635% 4/15/45 (f)(i)		540,000	550,574
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2012-C7:
Class C, 4.85% 6/15/45 (i)		$ 1,270,000	$ 1,389,497
Class E, 4.8512% 6/15/45 (f)		890,000	865,573
Series 2012-C8 Class D, 4.8802% 8/15/45 (f)(i)		650,000	662,412
Series 2013-C11:
Class D, 4.1856% 3/15/45 (f)(i)		350,000	335,070
Class E, 4.1856% 3/15/45 (f)(i)		1,750,000	1,350,300
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (f)		1,500,000	1,541,019
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4618% 12/15/45 (f)(i)		380,000	351,645
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $656,145,783)			774,529,472
Municipal Securities - 1.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)		3,300,000	3,429,888
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,724,575
7.3% 10/1/39		2,150,000	3,003,486
7.5% 4/1/34		14,555,000	20,319,653
7.55% 4/1/39		17,880,000	26,002,169
7.6% 11/1/40		32,540,000	48,031,318
7.625% 3/1/40		5,410,000	7,891,567
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		11,325,000	14,733,146
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		41,035,000	40,451,893
Series 2010, 4.421% 1/1/15		6,825,000	7,194,574
Series 2010-1, 6.63% 2/1/35		11,945,000	13,556,022
Series 2010-3:
6.725% 4/1/35		17,810,000	20,409,013
7.35% 7/1/35		8,165,000	9,884,386
Series 2011:
5.665% 3/1/18		4,730,000	5,408,992
5.877% 3/1/19		9,215,000	10,583,796
TOTAL MUNICIPAL SECURITIES (Cost $222,569,517)			234,624,478
Foreign Government and Government Agency Obligations - 1.9%
		Principal Amount (d)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 3,072,773	$ 1,674,662
2.5% 12/31/38 (e)		1,765,000	555,975
7% 9/12/13		10,400,000	10,137,111
7% 10/3/15		5,400,000	4,351,500
Aruba Government 4.625% 9/14/23 (f)		760,000	784,320
Bahamian Republic 6.95% 11/20/29 (f)		855,000	1,034,550
Barbados Government 7% 8/4/22 (f)		400,000	420,000
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,635,000	3,766,769
8.95% 1/26/18		1,235,000	1,315,275
Bermuda Government 4.138% 1/3/23 (f)		670,000	703,500
Brazilian Federative Republic:
5.625% 1/7/41		305,000	366,000
7.125% 1/20/37		1,215,000	1,719,225
8.25% 1/20/34		935,000	1,453,925
10.125% 5/15/27		545,000	952,388
12.25% 3/6/30		895,000	1,745,250
City of Buenos Aires 12.5% 4/6/15 (f)		2,755,000	2,562,150
Colombian Republic:
6.125% 1/18/41		1,735,000	2,216,463
7.375% 9/18/37		1,680,000	2,419,200
10.375% 1/28/33		1,820,000	3,153,150
11.75% 2/25/20		775,000	1,218,688
Congo Republic 3% 6/30/29 (e)		2,840,310	2,655,690
Costa Rican Republic 4.25% 1/26/23 (f)		1,150,000	1,170,125
Croatia Republic:
6.25% 4/27/17 (f)		2,210,000	2,381,275
6.375% 3/24/21 (f)		1,750,000	1,914,150
6.625% 7/14/20 (f)		1,820,000	2,013,466
6.75% 11/5/19 (f)		2,050,000	2,275,500
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		975,000	1,011,563
6.25% 10/4/20 (f)		1,910,000	2,034,150
6.25% 7/27/21 (f)		1,410,000	1,498,125
7.4% 1/22/15 (f)		1,235,000	1,318,363
Dominican Republic:
1.3405% 8/30/24 (i)		1,350,000	1,255,500
7.5% 5/6/21 (f)		2,030,000	2,293,900
9.04% 1/23/18 (f)		1,185,880	1,328,186
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	794,138
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
El Salvador Republic: - continued
7.65% 6/15/35 (Reg. S)		$ 1,165,000	$ 1,363,050
8.25% 4/10/32 (Reg. S)		575,000	713,000
Gabonese Republic 8.2% 12/12/17 (f)		935,000	1,126,675
Georgia Republic:
6.875% 4/12/21 (f)		1,120,000	1,293,600
7.5% 4/15/13		305,000	305,763
Ghana Republic 8.5% 10/4/17 (f)		1,025,000	1,173,625
Guatemalan Republic:
4.875% 2/13/28 (f)		615,000	604,238
5.75% 6/6/22 (f)		935,000	1,037,850
Hungarian Republic:
4.125% 2/19/18		596,000	587,805
4.75% 2/3/15		6,350,000	6,508,750
7.625% 3/29/41		2,670,000	3,003,750
Indonesian Republic:
4.875% 5/5/21 (f)		1,260,000	1,400,238
5.25% 1/17/42 (f)		1,175,000	1,273,465
5.875% 3/13/20 (f)		1,260,000	1,474,200
6.625% 2/17/37 (f)		950,000	1,189,875
6.875% 1/17/18 (f)		905,000	1,076,950
7.75% 1/17/38 (f)		1,450,000	2,035,510
8.5% 10/12/35 (Reg. S)		1,435,000	2,134,563
11.625% 3/4/19 (f)		1,535,000	2,244,938
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,310,000	2,962,450
Ivory Coast 7.0996% 12/31/32 (e)		750,000	682,500
Jordanian Kingdom 3.875% 11/12/15		820,000	799,500
Latvian Republic:
2.75% 1/12/20 (f)		1,400,000	1,372,000
5.25% 2/22/17 (f)		850,000	943,500
5.25% 6/16/21 (f)		825,000	940,500
Lebanese Republic:
4% 12/31/17		3,742,500	3,733,144
4.75% 11/2/16		1,385,000	1,391,925
5.15% 11/12/18		790,000	790,000
5.45% 11/28/19		1,400,000	1,400,000
6.375% 3/9/20		1,180,000	1,233,100
Lithuanian Republic:
6.125% 3/9/21 (f)		1,960,000	2,352,000
6.625% 2/1/22 (f)		1,940,000	2,401,332
7.375% 2/11/20 (f)		2,455,000	3,108,644
Mongolian People's Republic 5.125% 12/5/22 (f)		600,000	565,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Moroccan Kingdom 4.25% 12/11/22 (f)		$ 1,350,000	$ 1,382,063
Panamanian Republic 8.875% 9/30/27		1,035,000	1,593,900
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,364,080
5.625% 11/18/50		1,035,000	1,252,350
7.35% 7/21/25		1,100,000	1,551,000
8.75% 11/21/33		2,465,000	4,091,900
Philippine Republic:
7.5% 9/25/24		290,000	398,025
7.75% 1/14/31		1,655,000	2,422,589
9.5% 2/2/30		1,655,000	2,737,039
9.875% 1/15/19		235,000	333,418
10.625% 3/16/25		1,210,000	2,032,800
Plurinational State of Bolivia 4.875% 10/29/22 (f)		1,190,000	1,175,125
Polish Government:
3% 3/17/23		675,000	656,438
5% 3/23/22		1,805,000	2,066,725
6.375% 7/15/19		2,200,000	2,711,500
Provincia de Cordoba 12.375% 8/17/17 (f)		1,775,000	1,349,000
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,750,000	1,907,500
Republic of Iceland 5.875% 5/11/22 (f)		1,630,000	1,850,050
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,750,000	4,346,250
Republic of Namibia 5.5% 11/3/21 (f)		740,000	810,818
Republic of Nigeria 6.75% 1/28/21 (f)		1,155,000	1,332,639
Republic of Paraguay 4.625% 1/25/23 (f)		425,000	425,850
Republic of Senegal 8.75% 5/13/21 (f)		500,000	587,500
Republic of Serbia:
4.875% 2/25/20 (f)		390,000	380,250
5.25% 11/21/17 (f)		965,000	993,950
6.75% 11/1/24 (f)		6,644,001	6,668,916
Republic of Zambia 5.375% 9/20/22 (f)		1,000,000	998,500
Romanian Republic:
4.375% 8/22/23 (f)		596,000	590,040
6.75% 2/7/22 (f)		2,872,000	3,417,680
Russian Federation:
5.625% 4/4/42 (f)		600,000	696,780
7.5% 3/31/30 (Reg. S)		4,376,425	5,448,649
11% 7/24/18 (Reg. S)		385,000	556,325
12.75% 6/24/28 (Reg. S)		2,695,000	5,268,725
Slovakia Republic 4.375% 5/21/22 (f)		1,565,000	1,662,813
State of Qatar 5.75% 1/20/42 (f)		745,000	908,006
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		$ 355,000	$ 380,383
Turkish Republic:
5.125% 3/25/22		515,000	578,088
5.625% 3/30/21		815,000	945,400
6% 1/14/41		1,020,000	1,185,750
6.25% 9/26/22		680,000	824,500
6.75% 4/3/18		1,145,000	1,369,706
6.75% 5/30/40		1,115,000	1,418,838
6.875% 3/17/36		1,795,000	2,288,625
7% 9/26/16		1,010,000	1,174,125
7% 3/11/19		335,000	410,794
7.25% 3/15/15		520,000	576,550
7.25% 3/5/38		1,150,000	1,538,125
7.375% 2/5/25		1,825,000	2,395,313
7.5% 7/14/17		1,010,000	1,217,050
7.5% 11/7/19		745,000	943,356
8% 2/14/34		490,000	693,350
11.875% 1/15/30		650,000	1,215,500
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		1,690,000	1,749,150
Ukraine Government:
6.25% 6/17/16 (f)		1,155,000	1,155,000
6.75% 11/14/17 (f)		770,000	783,475
7.65% 6/11/13 (f)		1,840,000	1,856,192
7.75% 9/23/20 (f)		1,180,000	1,255,284
7.8% 11/28/22 (f)		800,000	834,000
7.95% 6/4/14 (f)		890,000	908,913
7.95% 2/23/21 (f)		1,425,000	1,531,875
9.25% 7/24/17 (f)		2,150,000	2,386,500
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	682,613
United Mexican States:
4.75% 3/8/44		13,768,000	14,442,632
5.75% 10/12/2110		326,000	361,045
6.05% 1/11/40		1,116,000	1,397,790
6.75% 9/27/34		800,000	1,072,000
7.5% 4/8/33		360,000	518,400
8.3% 8/15/31		420,000	642,600
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,795,000	4,063,931
Venezuelan Republic:
6% 12/9/20		480,000	412,800
7% 3/31/38		565,000	466,125
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
8.5% 10/8/14		$ 925,000	$ 948,125
9% 5/7/23 (Reg. S)		1,865,000	1,853,810
9.25% 9/15/27		1,050,000	1,071,000
9.25% 5/7/28 (Reg. S)		790,000	795,925
9.375% 1/13/34		585,000	589,388
10.75% 9/19/13		1,070,000	1,099,425
11.75% 10/21/26 (Reg. S)		1,200,000	1,374,000
11.95% 8/5/31 (Reg. S)		1,825,000	2,121,563
12.75% 8/23/22		3,480,000	4,184,700
13.625% 8/15/18		1,318,000	1,568,420
Vietnamese Socialist Republic:
1.5032% 3/12/16 (i)		897,826	817,022
4% 3/12/28 (e)		4,595,000	3,721,950
6.875% 1/15/16 (f)		1,760,000	1,931,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $236,035,103)			265,440,071
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Emerald Plantation Holdings Ltd. (a)	211,773	2
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(f)	1	863,100
TOTAL COMMON STOCKS (Cost $1,258,927)		863,102
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	3,345,777
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	$ 244,125
TOTAL CONVERTIBLE PREFERRED STOCKS		3,589,902
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.95%	26,453	661,590
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	401,850
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	702,420
Series D, 7.50%	5,942	148,966
CBL & Associates Properties, Inc.:
7.375%	7,720	196,706
Series E, 6.625%	25,000	638,500
Cedar Shopping Centers, Inc.:
8.875%	1,115	27,975
Series B, 7.25%	10,000	249,900
Corporate Office Properties Trust:
Series H, 7.50%	5,000	127,250
Series L, 7.375%	12,221	326,423
Digital Realty Trust, Inc. Series E, 7.00%	10,000	270,200
Equity Lifestyle Properties, Inc. Series C, 6.75%	15,100	397,734
Essex Property Trust, Inc. Series H, 7.125%	9,354	251,623
First Potomac Realty Trust 7.75%	15,000	387,300
Hersha Hospitality Trust Series B, 8.00%	13,844	363,267
Hospitality Properties Trust Series D, 7.125%	10,000	271,400
LaSalle Hotel Properties Series H, 7.50%	10,000	260,400
PS Business Parks, Inc.:
6.875%	10,000	266,500
Series S, 6.45%	21,000	559,650
Public Storage:
Series P, 6.50%	12,000	323,280
Series R, 6.35%	10,500	283,290
Series S, 5.90%	20,000	530,800
Realty Income Corp. Series F, 6.625%	12,000	319,920
Regency Centers Corp. Series 6, 6.625%	5,510	145,629
Retail Properties America, Inc. 7.00%	24,109	613,574
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc. Series A, 9.00%	20,000	$ 546,200
Sun Communities, Inc. Series A, 7.125%	14,801	377,426
Taubman Centers, Inc. Series J, 6.50%	11,338	294,788
		9,282,971
TOTAL FINANCIALS		9,944,561
TOTAL PREFERRED STOCKS (Cost $13,556,619)		13,534,463
Floating Rate Loans - 0.5%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1377% 12/27/14 (i)	$ 2,359,924	2,194,729
Tranche C, term loan 2.139% 12/27/15 (i)	1,595,162	1,483,501
		3,678,230
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL 9.625% 12/1/19	1,000,000	1,050,000
Hilton Hotels Corp. term loan 4.452% 11/12/15 (i)	10,000,000	9,837,500
La Quinta:
Tranche A, term loan 1.6% 7/6/14 (i)	266,005	292,605
Tranche B, term loan 1.6% 7/6/14 (i)	199,504	219,454
Tranche D, term loan 2.353% 7/6/14 (i)	650,000	695,500
		12,095,059
Media - 0.1%
Harron Communications LP Tranche B, term loan 5% 10/6/17 (i)	1,868,088	1,891,439
RCN Telecom Services, LLC Tranche B, term loan 5.25% 2/28/20 (i)	1,000,000	1,002,920
Univision Communications, Inc. term loan 4.4537% 3/31/17 (i)	2,107,106	2,109,739
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (i)	1,375,000	1,388,750
		6,392,848
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (i)	$ 1,738,747	$ 1,751,788
TOTAL CONSUMER DISCRETIONARY		23,917,925
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	2,205,000	2,251,967
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (i)	1,184,117	1,213,720
		3,465,687
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (i)	755,000	768,213
Tranche B 1LN, term loan 5.5% 11/16/19 (i)	1,405,000	1,419,050
		2,187,263
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/2017	1,250,000	1,325,000
Insurance - 0.1%
Asurion Corp. Tranche B-1 1LN, term loan 4.75% 7/23/17 (i)	765,313	769,139
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (i)	2,305,000	2,313,759
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (i)	1,925,000	2,069,375
		5,152,273
Real Estate Management & Development - 0.0%
CityCenter term loan 8.75% 7/1/13 (i)	521,219	521,219
EOP Operating LP term loan:
5% 2/1/14 (i)	1,000,000	998,200
5.25% 2/1/14 (i)	1,200,000	1,197,840
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (i)	1,208,900	1,094,642
		3,811,901
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (i)	$ 45,000	$ 45,563
TOTAL FINANCIALS		12,522,000
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
4.25% 4/20/17 (i)	2,753,075	2,773,723
5.25% 10/18/18 (i)	2,340,000	2,366,325
Tranche B 2LN, term loan 4.25% 4/18/16 (i)	585,000	589,388
US Airways Group, Inc. term loan 2.7037% 3/23/14 (i)	5,680,765	5,673,664
		11,403,100
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	536,620	512,472
TOTAL INDUSTRIALS		11,915,572
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Go Daddy Operating Co., LLC Tranche B, term loan 4.25% 12/17/18 (i)	1,685,000	1,682,894
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (i)	2,096,368	2,093,747
		3,776,641
IT Services - 0.1%
First Data Corp. term loan 4.2017% 3/24/18 (i)	4,645,000	4,598,550
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (i)	1,615,000	1,635,188
		6,233,738
TOTAL INFORMATION TECHNOLOGY		10,010,379
MATERIALS - 0.0%
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (i)	2,087,721	2,092,940
Floating Rate Loans - continued
	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 3.2017% 2/1/14 (i)	$ 2,425,000	$ 2,418,938
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 5.5% 6/1/18 (i)	1,295,000	1,301,475
TOTAL FLOATING RATE LOANS (Cost $65,828,179)		67,644,916
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (i)	1,306,197	1,240,887
Goldman Sachs 1.25% 12/14/19 (i)	1,119,444	1,063,472
1.25% 12/14/19 (i)	355,323	337,557
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,425,313)		2,641,916
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,407,800)	2,243,000	2,694,426
Fixed-Income Funds - 24.2%
	Shares
Fidelity Floating Rate Central Fund (j)	3,775,092	401,178,979
Fidelity Mortgage Backed Securities Central Fund (j)	27,039,511	2,949,740,202
TOTAL FIXED-INCOME FUNDS (Cost $3,094,980,661)		3,350,919,181
Preferred Securities - 0.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 565,000	608,474
Preferred Securities - continued
	Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	$ 500,000	$ 545,281
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	1,480,000	1,525,469
TOTAL PREFERRED SECURITIES (Cost $2,569,833)		2,679,224
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $227,675,662)	227,675,662	227,675,662
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $13,162,170,889)		13,977,067,774
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(142,630,461)
NET ASSETS - 100%		$ 13,834,437,313
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
3% 3/1/43	$ (4,600,000)	(4,762,887)
3% 3/1/43	(700,000)	(724,787)
3% 3/1/43	(700,000)	(724,787)
3% 3/1/43	(3,200,000)	(3,313,313)
3% 3/1/43	(3,200,000)	(3,313,313)
3% 3/1/43	(6,400,000)	(6,626,626)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Fannie Mae - continued
3.5% 3/1/43	$ (1,800,000)	$ (1,903,500)
3.5% 3/1/43	(2,900,000)	(3,066,750)
3.5% 3/1/43	(1,000,000)	(1,057,500)
3.5% 3/1/43	(1,800,000)	(1,903,500)
3.5% 3/1/43	(3,900,000)	(4,124,250)
3.5% 3/1/43	(8,200,000)	(8,671,500)
3.5% 3/1/43	(300,000)	(317,250)
3.5% 3/1/43	(12,700,000)	(13,430,250)
3.5% 3/1/43	(5,900,000)	(6,239,250)
3.5% 3/1/43	(300,000)	(317,250)
3.5% 3/1/43	(8,200,000)	(8,671,500)
4% 3/1/43	(13,400,000)	(14,285,665)
4% 3/1/43	(9,700,000)	(10,341,116)
4% 3/1/43	(3,900,000)	(4,157,768)
4.5% 3/1/43	(10,700,000)	(11,519,634)
5.5% 3/1/43	(11,400,000)	(12,421,361)
TOTAL FANNIE MAE		(121,893,757)
Freddie Mac
3% 3/1/43	(2,800,000)	(2,885,368)
3.5% 3/1/43	(4,800,000)	(5,054,250)
TOTAL FREDDIE MAC		(7,939,618)
Ginnie Mae
3.5% 3/1/43	(22,000,000)	(23,564,064)
3.5% 3/1/43	(197,000,000)	(211,005,478)
3.5% 3/1/43	(21,575,000)	(23,108,849)
TOTAL GINNIE MAE		(257,678,391)
TOTAL TBA SALE COMMITMENTS (Proceeds $385,886,648)		$ (387,511,766)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 22,651	$ (12,974)	$ -	$ (12,974)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,004,507,555 or 7.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $985,454 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 404,538
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 2/28/13	$ 489,188
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 675,706
Fidelity Floating Rate Central Fund	10,351,507
Fidelity Mortgage Backed Securities Central Fund	30,489,185
Total	$ 41,516,398
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 455,557,522	$ 10,351,500	$ 74,964,151	$ 401,178,979	30.3%
Fidelity Mortgage Backed Securities Central Fund	3,365,808,163	30,489,185	425,063,759	2,949,740,202	19.6%
Total	$ 3,821,365,685	$ 40,840,685	$ 500,027,910	$ 3,350,919,181
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,345,777	$ 3,345,777	$ -	$ -
Financials	10,188,688	9,944,561	244,125	2
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,747,798,012	-	3,745,878,898	1,919,114
U.S. Government and Government Agency Obligations	3,935,674,448	-	3,935,674,448	-
U.S. Government Agency - Mortgage Securities	1,191,067,273	-	1,191,067,273	-
Asset-Backed Securities	95,863,130	-	84,858,759	11,004,371
Collateralized Mortgage Obligations	63,418,000	-	63,149,910	268,090
Commercial Mortgage Securities	774,529,472	-	769,624,591	4,904,881
Municipal Securities	234,624,478	-	234,624,478	-
Foreign Government and Government Agency Obligations	265,440,071	-	264,075,991	1,364,080
Floating Rate Loans	67,644,916	-	61,345,098	6,299,818
Sovereign Loan Participations	2,641,916	-	-	2,641,916
Bank Notes	2,694,426	-	2,694,426	-
Fixed-Income Funds	3,350,919,181	3,350,919,181	-	-
Preferred Securities	2,679,224	-	2,679,224	-
Money Market Funds	227,675,662	227,675,662	-	-
Total Investments in Securities:	$ 13,977,067,774	$ 3,591,885,181	$ 10,355,917,221	$ 29,265,372
Derivative Instruments:
Liabilities
Swap Agreements	$ (12,974)	$ -	$ (12,974)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (387,511,766)	$ -	$ (387,511,766)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (12,974)
Total Value of Derivatives	$ -	$ (12,974)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,839,514,566)	$ 10,398,472,931
Fidelity Central Funds (cost $3,322,656,323)	3,578,594,843
Total Investments (cost $13,162,170,889)		$ 13,977,067,774
Cash		3,160,654
Receivable for investments sold, regular delivery		84,202,082
Receivable for TBA sale commitments		385,886,648
Receivable for swap agreements		66
Receivable for fund shares sold		33,019,650
Dividends receivable		65,153
Interest receivable		72,584,282
Distributions receivable from Fidelity Central Funds		55,898
Receivable from investment adviser for expense reductions		8,298
Other receivables		63,849
Total assets		14,556,114,354

Liabilities
Payable for investments purchased Regular delivery	$ 122,832,020
Delayed delivery	186,627,126
TBA sale commitments, at value	387,511,766
Payable for fund shares redeemed	17,140,122
Distributions payable	2,015,190
Swap agreements, at value	12,974
Accrued management fee	3,606,435
Distribution and service plan fees payable	237,400
Other affiliated payables	1,630,161
Other payables and accrued expenses	63,847
Total liabilities		721,677,041

Net Assets		$ 13,834,437,313
Net Assets consist of:
Paid in capital		$ 13,172,058,429
Undistributed net investment income		37,800,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(188,680,700)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		813,258,622
Net Assets		$ 13,834,437,313

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($586,684,207 ÷ 53,732,531 shares)	$ 10.92

Maximum offering price per share (100/96.00 of $10.92)	$ 11.37
Class T: Net Asset Value and redemption price per share ($58,353,159 ÷ 5,352,910 shares)	$ 10.90

Maximum offering price per share (100/96.00 of $10.90)	$ 11.35
Class B: Net Asset Value and offering price per share ($10,191,120 ÷ 933,107 shares)A	$ 10.92

Class C: Net Asset Value and offering price per share ($109,443,699 ÷ 10,024,542 shares)A	$ 10.92

Total Bond: Net Asset Value, offering price and redemption price per share ($12,844,442,112 ÷ 1,176,568,126 shares)	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($225,323,016 ÷ 20,669,339 shares)	$ 10.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2013

Investment Income
Dividends		$ 492,980
Interest		180,850,259
Income from Fidelity Central Funds		41,516,398
Total income		222,859,637

Expenses
Management fee	$ 22,768,592
Transfer agent fees	7,744,561
Distribution and service plan fees	1,486,582
Fund wide operations fee	2,544,721
Independent trustees' compensation	27,560
Interest	2,018
Miscellaneous	18,218
Total expenses before reductions	34,592,252
Expense reductions	(13,515)	34,578,737
Net investment income (loss)		188,280,900
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	153,128,759
Fidelity Central Funds	7,192,016
Foreign currency transactions	(43)
Swap agreements	(16,364)
Total net realized gain (loss)		160,304,368
Change in net unrealized appreciation (depreciation) on: Investment securities	(183,699,377)
Assets and liabilities in foreign currencies	(173)
Swap agreements	22,204
Delayed delivery commitments	(487,534)
Total change in net unrealized appreciation (depreciation)		(184,164,880)
Net gain (loss)		(23,860,512)
Net increase (decrease) in net assets resulting from operations		$ 164,420,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 188,280,900	$ 466,524,668
Net realized gain (loss)	160,304,368	403,365,138
Change in net unrealized appreciation (depreciation)	(184,164,880)	168,945,852
Net increase (decrease) in net assets resulting from operations	164,420,388	1,038,835,658
Distributions to shareholders from net investment income	(183,126,928)	(476,613,394)
Distributions to shareholders from net realized gain	(483,153,400)	(215,970,794)
Total distributions	(666,280,328)	(692,584,188)
Share transactions - net increase (decrease)	(1,040,886,256)	1,722,265,752
Total increase (decrease) in net assets	(1,542,746,196)	2,068,517,222

Net Assets
Beginning of period	15,377,183,509	13,308,666,287
End of period (including undistributed net investment income of $37,800,962 and undistributed net investment income of $32,646,990, respectively)	$ 13,834,437,313	$ 15,377,183,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.126	.322	.381	.428	.494	.488
Net realized and unrealized gain (loss)	(.019)	.438	.187	.778	.231	(.189)
Total from investment operations	.107	.760	.568	1.206	.725	.299
Distributions from net investment income	(.122)	(.335)	(.367)	(.402)	(.447)	(.474)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.477)	(.510)	(.578)	(.436)	(.515)	(.499)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return B, C, D	.96%	7.11%	5.35%	11.97%	7.79%	2.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.82%	.83%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.81% A	.82%	.83%	.82%	.80%	.80%
Expenses net of all reductions	.81% A	.82%	.83%	.82%	.80%	.80%
Net investment income (loss)	2.29% A	2.92%	3.50%	4.00%	5.17%	4.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 586,684	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) E	.128	.328	.386	.426	.488	.489
Net realized and unrealized gain (loss)	(.029)	.433	.186	.778	.233	(.191)
Total from investment operations	.099	.761	.572	1.204	.721	.298
Distributions from net investment income	(.124)	(.336)	(.371)	(.400)	(.443)	(.473)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.479)	(.511)	(.582)	(.434)	(.511)	(.498)
Net asset value, end of period	$ 10.90	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Total Return B, C, D	.89%	7.14%	5.39%	11.97%	7.74%	2.92%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.77%	.80%	.82%	.85%	.81%
Expenses net of fee waivers, if any	.77% A	.77%	.80%	.82%	.85%	.81%
Expenses net of all reductions	.77% A	.77%	.80%	.82%	.85%	.80%
Net investment income (loss)	2.34% A	2.97%	3.54%	4.01%	5.12%	4.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,353	$ 59,896	$ 60,500	$ 71,349	$ 48,090	$ 38,574
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.089	.247	.307	.351	.423	.413
Net realized and unrealized gain (loss)	(.019)	.434	.177	.787	.233	(.190)
Total from investment operations	.070	.681	.484	1.138	.656	.223
Distributions from net investment income	(.085)	(.256)	(.293)	(.324)	(.378)	(.398)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.440)	(.431)	(.504)	(.358)	(.446)	(.423)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Total Return B, C, D	.62%	6.36%	4.54%	11.26%	7.01%	2.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.48% A	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of all reductions	1.48% A	1.50%	1.52%	1.53%	1.53%	1.54%
Net investment income (loss)	1.62% A	2.24%	2.82%	3.29%	4.44%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,191	$ 11,515	$ 9,225	$ 13,017	$ 9,054	$ 9,645
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.087	.246	.308	.354	.425	.413
Net realized and unrealized gain (loss)	(.019)	.434	.187	.778	.232	(.189)
Total from investment operations	.068	.680	.495	1.132	.657	.224
Distributions from net investment income	(.083)	(.255)	(.294)	(.328)	(.379)	(.399)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.438)	(.430)	(.505)	(.362)	(.447)	(.424)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return B, C, D	.61%	6.34%	4.65%	11.20%	7.02%	2.18%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.52% A	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.52% A	1.51%	1.51%	1.50%	1.52%	1.53%
Net investment income (loss)	1.59% A	2.23%	2.83%	3.32%	4.45%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,444	$ 102,385	$ 63,867	$ 91,439	$ 55,958	$ 28,786
Portfolio turnover rate G	192% A	155%	168% I	130%	104% I	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.145	.363	.423	.466	.527	.524
Net realized and unrealized gain (loss)	(.019)	.434	.187	.778	.232	(.189)
Total from investment operations	.126	.797	.610	1.244	.759	.335
Distributions from net investment income	(.141)	(.372)	(.409)	(.440)	(.481)	(.510)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.496)	(.547)	(.620)	(.474)	(.549)	(.535)
Net asset value, end of period	$ 10.92	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return B, C	1.14%	7.48%	5.76%	12.37%	8.17%	3.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.65% A	3.29%	3.89%	4.37%	5.52%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,844,442	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432
Portfolio turnover rate F	192% A	155%	168% H	130%	104% H	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.143	.353	.413	.458	.518	.516
Net realized and unrealized gain (loss)	(.019)	.435	.178	.788	.224	(.186)
Total from investment operations	.124	.788	.591	1.246	.742	.330
Distributions from net investment income	(.139)	(.363)	(.400)	(.432)	(.474)	(.505)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.494)	(.538)	(.611)	(.466)	(.542)	(.530)
Net asset value, end of period	$ 10.90	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Total Return B, C	1.12%	7.40%	5.58%	12.41%	7.99%	3.24%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.53%	.54%	.52%	.53%	.51%
Expenses net of fee waivers, if any	.51% A	.53%	.54%	.52%	.53%	.51%
Expenses net of all reductions	.51% A	.53%	.54%	.52%	.53%	.51%
Net investment income (loss)	2.59% A	3.20%	3.80%	4.30%	5.45%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,323	$ 596,238	$ 531,451	$ 509,388	$ 884,991	$ 947,791
Portfolio turnover rate F	192% A	155%	168% H	130%	104% H	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Fidelity® Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For

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Investment Valuation - continued

foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency

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contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

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investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 810,683,948
Gross unrealized depreciation	(64,378,011)
Net unrealized appreciation (depreciation) on securities and other investments	$ 746,305,937

Tax cost	$ 13,230,761,837

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

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Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments."

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To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation

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Risk Exposures and the Use of Derivative Instruments - continued

and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (16,364)	$ 22,204

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

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4. Derivative Instruments - continued

Swap Agreements - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be

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Credit Default Swaps - continued

used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,437,207,890 and $1,597,507,984, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 811,328	$ 17,485
Class T	-%	.25%	73,433	21
Class B	.65%	.25%	48,844	35,606
Class C	.75%	.25%	552,977	131,504
			$ 1,486,582	$ 184,616

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,556
Class T	8,573
Class B*	8,656
Class C*	8,992
$ 65,777

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 671,654.21
Class T	47,141.16
Class B	12,080.22
Class C	84,269.15
Total Bond	6,649,122.10
Institutional Class	280,295.16
	$ 7,744,561

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 151,851,000.48%		$ 2,018

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,218 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or

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Notes to Financial Statements - continued

8. Security Lending - continued

invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $49,928.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $229 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,988.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $8,298.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 7,153,568	$ 33,174,378
Class T	664,451	1,623,184
Class B	83,494	234,459
Class C	830,792	1,815,511
Total Bond	169,987,360	422,085,321
Institutional Class	4,407,263	17,680,541
Total	$ 183,126,928	$ 476,613,394
From net realized gain
Class A	$ 20,687,523	$ 20,453,255
Class T	1,928,191	936,741
Class B	349,359	146,504
Class C	3,423,874	1,103,220
Total Bond	440,267,458	184,845,293
Institutional Class	16,496,995	8,485,781
Total	$ 483,153,400	$ 215,970,794

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	12,576,926	55,687,021	$ 138,885,938	$ 616,317,251
Reinvestment of distributions	2,376,541	4,615,320	26,216,328	50,468,160
Shares redeemed	(18,265,580)	(114,257,352)	(200,452,397)	(1,261,967,797)
Net increase (decrease)	(3,312,113)	(53,955,011)	$ (35,350,131)	$ (595,182,386)
Class T
Shares sold	2,311,706	3,204,699	$ 25,520,601	$ 35,225,108
Reinvestment of distributions	219,938	211,056	2,422,538	2,311,967
Shares redeemed	(2,490,281)	(3,591,541)	(27,484,365)	(39,283,078)
Net increase (decrease)	41,363	(175,786)	$ 458,774	$ (1,746,003)
Class B
Shares sold	82,534	412,177	$ 915,725	$ 4,548,077
Reinvestment of distributions	31,162	27,801	343,801	304,772
Shares redeemed	(200,272)	(255,876)	(2,216,100)	(2,827,300)
Net increase (decrease)	(86,576)	184,102	$ (956,574)	$ 2,025,549
Class C
Shares sold	2,627,312	4,840,132	$ 29,051,912	$ 53,492,696
Reinvestment of distributions	341,750	232,155	3,767,132	2,545,589
Shares redeemed	(2,014,480)	(1,789,177)	(22,104,633)	(19,700,005)
Net increase (decrease)	954,582	3,283,110	$ 10,714,411	$ 36,338,280
Total Bond
Shares sold	202,456,792	465,601,300	$ 2,235,728,911	$ 5,136,671,142
Reinvestment of distributions	52,263,142	52,638,341	576,315,659	578,033,531
Shares redeemed	(315,173,681)	(315,889,184)	(3,472,867,212)	(3,486,452,105)
Net increase (decrease)	(60,453,747)	202,350,457	$ (660,822,642)	$ 2,228,252,568

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Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Institutional Class
Shares sold	5,282,684	20,638,230	$ 58,054,161	$ 227,773,701
Reinvestment of distributions	1,804,324	2,315,493	19,905,644	25,373,096
Shares redeemed	(39,311,628)	(18,279,211)	(432,889,899)	(200,569,053)
Net increase (decrease)	(32,224,620)	4,674,512	$ (354,930,094)	$ 52,577,744

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the agent banks, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2013

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATBI-USAN-0413
1.804584.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 24, 2013